Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-84.36%
Aerospace & Defense-0.89%
General Dynamics Corp., 1.88%, 08/15/2023	$7,269,000	$7,218,894
Northrop Grumman Corp., 3.25%, 08/01/2023	15,252,000	15,200,887
		22,419,781
Automobile Components-1.39%
American Honda Finance Corp.
0.88%, 07/07/2023	17,608,000	17,528,667
3.45%, 07/14/2023	7,043,000	7,027,495
0.65%, 09/08/2023	10,558,000	10,419,184
		34,975,346
Automobiles-2.22%
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	10,564,000	10,539,115
Toyota Motor Credit Corp.
0.50%, 08/14/2023	20,374,000	20,175,462
1.35%, 08/25/2023	18,552,000	18,389,543
2.25%, 10/18/2023	7,041,000	6,950,403
		56,054,523
Banks-14.16%
Bank of America Corp., 4.10%, 07/24/2023	30,117,000	30,028,628
Bank of Montreal (Canada), 0.45%, 12/08/2023	13,065,000	12,729,782
Bank of Nova Scotia (The) (Canada), 0.40%, 09/15/2023	19,958,000	19,661,631
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023	14,579,000	14,506,209
Citigroup, Inc., 3.88%, 10/25/2023	18,154,000	18,040,795
Comerica, Inc., 3.70%, 07/31/2023	12,369,000	12,207,165
Cooperatieve Rabobank U.A. (Netherlands), 4.63%, 12/01/2023	9,900,000	9,831,255
Credit Suisse AG (Switzerland), 0.52%, 08/09/2023	14,040,000	13,859,235
Huntington National Bank (The), 3.55%, 10/06/2023	13,486,000	13,300,099
M&T Bank Corp., 3.55%, 07/26/2023	9,230,000	9,186,163
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 07/26/2023	30,972,000	30,874,532
2.53%, 09/13/2023	10,062,000	9,974,246
NatWest Group PLC (United Kingdom)
3.88%, 09/12/2023	15,528,000	15,422,850
6.00%, 12/19/2023	9,627,000	9,569,404
PNC Bank N.A.
3.50%, 06/08/2023	10,882,000	10,878,062
3.80%, 07/25/2023	13,895,000	13,849,421
Royal Bank of Canada (Canada), 0.50%, 10/26/2023	22,238,000	21,794,803
Sumitomo Mitsui Banking Corp. (Japan), 3.95%, 07/19/2023	13,170,000	13,139,743
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.75%, 07/19/2023	10,897,000	10,867,965
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	26,933,000	26,870,075
U.S. Bank N.A., 3.40%, 07/24/2023	19,180,000	19,108,073
Wells Fargo & Co., 4.13%, 08/15/2023	21,829,000	21,707,296
		357,407,432
	Principal Amount	Value
Beverages-1.10%
Diageo Capital PLC (United Kingdom), 3.50%, 09/18/2023	$10,073,000	$10,013,451
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	7,260,000	7,163,613
PepsiCo, Inc., 0.40%, 10/07/2023	10,896,000	10,701,663
		27,878,727
Biotechnology-2.41%
Amgen, Inc., 2.25%, 08/19/2023	10,864,000	10,791,972
Gilead Sciences, Inc.
2.50%, 09/01/2023	11,110,000	11,025,721
0.75%, 09/29/2023	21,852,000	21,510,262
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	17,533,000	17,379,106
		60,707,061
Broadline Retail-0.52%
Amazon.com, Inc., 0.40%, 06/03/2023	13,082,000	13,078,885
Capital Markets-4.17%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	10,922,000	10,854,955
Bank of New York Mellon Corp. (The)
3.45%, 08/11/2023	10,885,000	10,848,520
2.20%, 08/16/2023	18,145,000	18,002,472
0.35%, 12/07/2023	13,897,000	13,544,572
Goldman Sachs Group, Inc. (The), 1.22%, 12/06/2023	34,233,000	33,484,088
State Street Corp., 3.70%, 11/20/2023	18,592,000	18,443,857
		105,178,464
Chemicals-1.03%
Ecolab, Inc., 0.90%, 12/15/2023	7,040,000	6,862,818
LYB International Finance B.V., 4.00%, 07/15/2023	6,152,000	6,135,459
Mosaic Co. (The), 4.25%, 11/15/2023	13,123,000	13,035,458
		26,033,735
Communications Equipment-0.43%
Cisco Systems, Inc., 2.20%, 09/20/2023	10,874,000	10,768,108
Construction Materials-0.48%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023	12,232,000	12,160,234
Consumer Finance-3.48%
Ally Financial, Inc.
3.05%, 06/05/2023	11,684,000	11,676,903
1.45%, 10/02/2023	21,439,000	21,098,435
American Express Co., 0.75%, 11/03/2023	11,635,000	11,407,923
Capital One Financial Corp., 3.50%, 06/15/2023	12,239,000	12,228,662
General Motors Financial Co., Inc.
4.15%, 06/19/2023	14,080,000	14,075,784
1.70%, 08/18/2023	17,603,000	17,457,023
		87,944,730
Consumer Staples Distribution & Retail-2.06%
Kroger Co. (The), 3.85%, 08/01/2023	8,703,000	8,675,946
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023	12,404,000	12,140,343
Walmart, Inc., 3.40%, 06/26/2023	31,104,000	31,062,460
		51,878,749
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Electric Utilities-3.31%
Entergy Louisiana LLC, 0.62%, 11/17/2023	$9,721,000	$9,498,227
Florida Power & Light Co., 2.75%, 06/01/2023	7,282,000	7,282,000
Georgia Power Co., Series A, 2.10%, 07/30/2023	10,004,000	9,946,470
Pacific Gas and Electric Co.
4.25%, 08/01/2023	7,276,000	7,242,689
1.70%, 11/15/2023	14,081,000	13,794,531
Southern California Edison Co., Series C, 3.50%, 10/01/2023	8,686,000	8,617,672
Southern Co. (The), 2.95%, 07/01/2023	18,188,000	18,133,367
Xcel Energy, Inc., 0.50%, 10/15/2023	9,300,000	9,123,563
		83,638,519
Electrical Equipment-0.34%
Rockwell Automation, Inc., 0.35%, 08/15/2023	8,684,000	8,589,663
Energy Equipment & Services-1.30%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/2023	11,412,000	11,168,350
Schlumberger Investment S.A., 3.65%, 12/01/2023	21,843,000	21,657,498
		32,825,848
Financial Services-3.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	23,173,000	23,071,773
1.15%, 10/29/2023	31,424,000	30,814,088
Global Payments, Inc.
3.75%, 06/01/2023	7,168,000	7,168,000
4.00%, 06/01/2023	7,435,000	7,435,000
Jackson Financial, Inc., 1.13%, 11/22/2023	12,415,000	12,162,580
PayPal Holdings, Inc., 1.35%, 06/01/2023	5,891,000	5,891,000
		86,542,441
Food Products-0.86%
Conagra Brands, Inc., 0.50%, 08/11/2023	7,240,000	7,165,025
General Mills, Inc., 5.24%, 11/18/2025	6,653,000	6,655,735
Kellogg Co., 2.65%, 12/01/2023	8,014,000	7,890,380
		21,711,140
Ground Transportation-0.95%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	14,613,000	14,560,415
Union Pacific Corp., 3.50%, 06/08/2023	9,490,000	9,485,857
		24,046,272
Health Care Equipment & Supplies-1.41%
Abbott Laboratories, 3.40%, 11/30/2023	15,322,000	15,154,333
Baxter International, Inc., 0.87%, 12/01/2023	11,629,000	11,342,347
Stryker Corp., 0.60%, 12/01/2023	9,370,000	9,138,002
		35,634,682
Health Care Providers & Services-3.52%
Aetna, Inc., 2.80%, 06/15/2023	18,903,000	18,887,844
Cigna Group (The)
3.00%, 07/15/2023	12,398,000	12,354,287
3.75%, 07/15/2023	17,290,000	17,244,946
CVS Health Corp., 4.00%, 12/05/2023	6,064,000	6,035,922
	Principal Amount	Value
Health Care Providers & Services-(continued)
Humana, Inc., 0.65%, 08/03/2023	$23,829,000	$23,663,114
UnitedHealth Group, Inc., 3.50%, 06/15/2023	10,559,000	10,552,127
		88,738,240
Hotels, Restaurants & Leisure-0.80%
Hyatt Hotels Corp., 1.30%, 10/01/2023	9,607,000	9,461,415
Starbucks Corp., 3.85%, 10/01/2023	10,897,000	10,840,009
		20,301,424
Household Products-0.58%
Procter & Gamble Co. (The), 3.10%, 08/15/2023	14,552,000	14,511,066
Insurance-0.65%
Allstate Corp. (The), 3.15%, 06/15/2023	7,038,000	7,029,573
Lincoln National Corp., 4.00%, 09/01/2023	9,323,000	9,274,543
		16,304,116
IT Services-0.83%
International Business Machines Corp., 3.38%, 08/01/2023	21,121,000	21,049,275
Life Sciences Tools & Services-1.03%
Revvity, Inc., 0.55%, 09/15/2023	6,761,000	6,657,499
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	19,639,000	19,288,906
		25,946,405
Machinery-2.81%
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	14,596,000	14,526,259
0.45%, 09/14/2023	14,596,000	14,414,706
3.75%, 11/24/2023	7,040,000	6,984,506
CNH Industrial Capital LLC, 1.95%, 07/02/2023	8,697,000	8,671,395
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	8,685,000	8,654,683
Cummins, Inc., 3.65%, 10/01/2023	8,850,000	8,802,285
John Deere Capital Corp., 0.40%, 10/10/2023	9,043,000	8,880,655
		70,934,489
Multi-Utilities-1.97%
Black Hills Corp., 4.25%, 11/30/2023	7,600,000	7,533,074
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	12,150,000	11,861,948
Delmarva Power & Light Co., 3.50%, 11/15/2023	7,039,000	6,964,264
Public Service Enterprise Group, Inc., 0.84%, 11/08/2023	14,051,000	13,776,027
WEC Energy Group, Inc., 0.55%, 09/15/2023	9,860,000	9,712,525
		49,847,838
Office REITs-0.25%
Boston Properties L.P., 3.13%, 09/01/2023	6,383,000	6,315,095
Oil, Gas & Consumable Fuels-5.38%
Chevron USA, Inc., 0.43%, 08/11/2023	7,120,000	7,064,614
Enbridge, Inc. (Canada)
4.00%, 10/01/2023	14,262,000	14,174,020
0.55%, 10/04/2023	9,040,000	8,886,029

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer L.P., Series 5Y, 4.20%, 09/15/2023	$7,286,000	$7,248,751
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	8,707,000	8,659,884
EQT Corp., 5.68%, 10/01/2025	6,648,000	6,649,396
Kinder Morgan Energy Partners L.P., 3.50%, 09/01/2023	10,446,000	10,389,560
ONEOK, Inc., 7.50%, 09/01/2023	5,199,000	5,199,000
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	10,194,000	10,101,003
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023	14,088,000	13,883,939
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	9,375,000	9,416,932
TotalEnergies Capital Canada Ltd. (France), 2.75%, 07/15/2023	14,516,000	14,465,208
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	9,100,000	9,072,132
Williams Cos., Inc. (The), 4.50%, 11/15/2023	10,707,000	10,650,430
		135,860,898
Personal Care Products-0.31%
Unilever Capital Corp. (United Kingdom), 0.38%, 09/14/2023	7,887,000	7,777,229
Pharmaceuticals-6.03%
AstraZeneca PLC (United Kingdom), 3.50%, 08/17/2023	12,394,000	12,341,969
Bristol-Myers Squibb Co.
3.25%, 11/01/2023	7,228,000	7,174,081
0.54%, 11/13/2023	26,849,000	26,280,504
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	18,162,000	17,863,029
Johnson & Johnson, 3.38%, 12/05/2023	11,595,000	11,542,324
Mylan, Inc., 4.20%, 11/29/2023	7,260,000	7,205,140
Pfizer, Inc.
3.00%, 06/15/2023	14,596,000	14,582,597
3.20%, 09/15/2023	14,505,000	14,417,919
Royalty Pharma PLC, 0.75%, 09/02/2023	18,595,000	18,353,983
Sanofi, 3.38%, 06/19/2023	13,372,000	13,359,866
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	9,238,000	9,177,822
		152,299,234
Professional Services-0.33%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	8,447,000	8,373,475
Retail REITs-0.33%
Simon Property Group L.P., 2.75%, 06/01/2023	8,370,000	8,370,000
Semiconductors & Semiconductor Equipment-1.56%
Microchip Technology, Inc., 2.67%, 09/01/2023	14,516,000	14,392,577
NVIDIA Corp., 0.31%, 06/15/2023	17,607,000	17,575,429
Skyworks Solutions, Inc., 0.90%, 06/01/2023	7,323,000	7,323,000
		39,291,006
	Principal Amount	Value
Software-5.34%
Intuit, Inc., 0.65%, 07/15/2023	$7,044,000	$7,000,700
Microsoft Corp.
2.00%, 08/08/2023	21,126,000	21,024,994
3.63%, 12/15/2023	21,128,000	21,017,391
Oracle Corp.
3.63%, 07/15/2023	14,082,000	14,041,110
2.40%, 09/15/2023	45,345,000	44,943,994
Roper Technologies, Inc., 3.65%, 09/15/2023	12,859,000	12,791,484
VMware, Inc., 0.60%, 08/15/2023	14,086,000	13,942,644
		134,762,317
Specialized REITs-0.93%
American Tower Corp., 3.00%, 06/15/2023	9,857,000	9,847,978
Crown Castle, Inc., 3.15%, 07/15/2023	13,558,000	13,511,756
		23,359,734
Specialty Retail-0.57%
AutoZone, Inc., 3.13%, 07/15/2023	7,295,000	7,271,295
Lowe’s Cos., Inc., 3.88%, 09/15/2023	7,041,000	7,003,320
		14,274,615
Technology Hardware, Storage & Peripherals-0.69%
Hewlett Packard Enterprise Co., 4.45%, 10/02/2023	17,600,000	17,535,622
Tobacco-0.68%
Philip Morris International, Inc., 3.60%, 11/15/2023	9,300,000	9,225,431
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	8,006,000	7,982,354
		17,207,785
Trading Companies & Distributors-0.81%
Air Lease Corp.
3.88%, 07/03/2023	9,040,000	9,025,204
3.00%, 09/15/2023	11,550,000	11,464,777
		20,489,981
Wireless Telecommunication Services-3.02%
Rogers Communications, Inc. (Canada), 4.10%, 10/01/2023	14,218,000	14,133,722
Sprint LLC, 7.88%, 09/15/2023	61,848,000	62,088,218
		76,221,940
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,140,696,365)		2,129,246,124
	Shares
Money Market Funds-20.77%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(b)(c) (Cost $524,266,037)	524,266,037	524,266,037
TOTAL INVESTMENTS IN SECURITIES-105.13% (Cost $2,664,962,402)		2,653,512,161
OTHER ASSETS LESS LIABILITIES-(5.13)%		(129,392,605)
NET ASSETS-100.00%		$2,524,119,556

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,958,894	$1,384,378,242	$(884,071,099)	$-	$-	$524,266,037	$5,508,154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,560,182	64,227,239	(84,787,421)	-	-	-	344,640*
Invesco Private Prime Fund	52,869,041	143,314,933	(196,191,726)	(3,597)	11,349	-	926,350*
Total	$97,388,117	$1,591,920,414	$(1,165,050,246)	$(3,597)	$11,349	$524,266,037	$6,779,144

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.17%
Aerospace & Defense-1.60%
Boeing Co. (The)
1.95%, 02/01/2024	$12,070,000	$11,792,043
1.43%, 02/04/2024	35,980,000	34,908,904
General Dynamics Corp., 2.38%, 11/15/2024	6,000,000	5,777,210
Howmet Aerospace, Inc., 5.13%, 10/01/2024(b)	10,856,000	10,781,926
		63,260,083
Air Freight & Logistics-0.15%
United Parcel Service, Inc., 2.80%, 11/15/2024	6,020,000	5,849,030
Automobile Components-1.29%
American Honda Finance Corp.
2.90%, 02/16/2024	6,005,000	5,896,961
2.40%, 06/27/2024	6,010,000	5,824,777
0.55%, 07/12/2024	10,910,000	10,360,209
0.75%, 08/09/2024	11,997,000	11,377,932
2.15%, 09/10/2024	9,061,000	8,719,613
Magna International, Inc. (Canada), 3.63%, 06/15/2024	8,992,000	8,814,656
		50,994,148
Automobiles-2.51%
PACCAR Financial Corp., 3.15%, 06/13/2024	6,010,000	5,886,112
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024(b)	14,990,000	14,417,890
2.36%, 07/02/2024	6,030,000	5,853,767
Toyota Motor Credit Corp.
0.45%, 01/11/2024(b)	12,009,000	11,658,481
2.50%, 03/22/2024	14,420,000	14,102,646
2.90%, 04/17/2024	6,000,000	5,876,475
0.50%, 06/18/2024	10,195,000	9,706,022
0.63%, 09/13/2024	12,081,000	11,428,505
4.40%, 09/20/2024	14,990,000	14,875,414
2.00%, 10/07/2024	6,030,000	5,797,219
		99,602,531
Banks-19.12%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024(b)	18,718,000	18,364,532
Bank of America Corp.
4.13%, 01/22/2024	30,036,000	29,748,651
4.00%, 04/01/2024(b)	27,693,000	27,372,118
4.20%, 08/26/2024	36,548,000	35,962,467
Bank of Montreal (Canada)
2.15%, 03/08/2024(b)	15,021,000	14,621,008
5.20%, 12/12/2024(b)	12,040,000	11,993,223
Series H, 4.25%, 09/14/2024(b)	18,274,000	17,982,847
Bank of Nova Scotia (The) (Canada)
2.44%, 03/11/2024(b)	10,866,000	10,600,334
5.25%, 12/06/2024	12,081,000	12,057,511
Barclays Bank PLC, 3.75%, 05/15/2024	7,080,000	6,940,108
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	15,030,000	14,667,169
BNP Paribas S.A. (France), 4.25%, 10/15/2024	12,160,000	11,877,174
BPCE S.A. (France), 4.00%, 04/15/2024(b)	18,020,000	17,759,326
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024(b)	7,841,000	7,368,467
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
3.75%, 06/16/2024	$7,799,000	$7,656,545
4.00%, 08/05/2024	9,009,000	8,856,518
Cooperatieve Rabobank U.A. (Netherlands)
0.38%, 01/12/2024	9,000,000	8,719,822
3.88%, 08/22/2024	12,300,000	12,085,557
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024	11,040,400	10,559,370
4.75%, 08/09/2024	12,910,000	12,590,736
3.63%, 09/09/2024	34,330,000	32,898,096
Fifth Third Bancorp, 4.30%, 01/16/2024	9,012,000	8,837,342
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	24,186,000	23,806,806
HSBC USA, Inc.
3.75%, 05/24/2024	12,010,000	11,768,975
3.50%, 06/23/2024	9,010,000	8,787,704
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	7,934,000	7,890,853
JPMorgan Chase & Co.
3.88%, 02/01/2024	18,023,000	17,855,442
3.63%, 05/13/2024(b)	24,029,000	23,625,149
3.88%, 09/10/2024	36,208,000	35,517,939
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024(b)	12,070,000	11,757,783
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	12,161,000	11,779,735
National Bank of Canada (Canada), 0.75%, 08/06/2024	6,100,000	5,758,731
PNC Bank N.A.
2.50%, 08/27/2024(b)	7,350,000	7,040,411
3.30%, 10/30/2024(b)	6,255,000	6,050,057
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	9,012,000	8,828,560
2.20%, 11/01/2024	8,008,000	7,622,551
Royal Bank of Canada (Canada)
3.97%, 07/26/2024	18,334,000	18,029,910
0.65%, 07/29/2024(b)	10,208,000	9,659,652
5.66%, 10/25/2024(b)	14,174,000	14,207,492
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	12,009,000	11,828,509
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024(b)	5,952,000	5,887,487
3.40%, 07/11/2024	6,133,000	5,985,885
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024(b)	6,040,000	5,856,187
2.70%, 07/16/2024	24,360,000	23,565,470
2.45%, 09/27/2024(b)	12,160,000	11,664,536
Toronto-Dominion Bank (The) (Canada)
2.35%, 03/08/2024(b)	18,024,000	17,593,081
4.29%, 09/13/2024	18,104,000	17,836,902
1.25%, 12/13/2024(b)	6,089,000	5,725,558
Truist Bank, 2.15%, 12/06/2024	15,244,000	14,324,071
Truist Financial Corp., 2.85%, 10/26/2024	12,429,000	11,904,698
U.S. Bancorp
3.70%, 01/30/2024(b)	9,012,000	8,878,710
3.60%, 09/11/2024(b)	12,009,000	11,683,107
Wells Fargo & Co.
4.48%, 01/16/2024	8,724,000	8,654,276
3.30%, 09/09/2024(b)	27,152,000	26,480,698
		757,375,846
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Beverages-1.34%
Coca-Cola Co. (The), 1.75%, 09/06/2024(b)	$11,990,000	$11,588,005
Constellation Brands, Inc., 3.60%, 05/09/2024	6,598,000	6,471,901
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	7,100,000	6,814,049
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	13,798,000	13,292,456
PepsiCo, Inc., 3.60%, 03/01/2024	15,090,000	14,901,126
		53,067,537
Biotechnology-2.04%
AbbVie, Inc., 2.60%, 11/21/2024	45,295,000	43,628,858
Amgen, Inc., 3.63%, 05/22/2024	16,900,000	16,588,072
Gilead Sciences, Inc., 3.70%, 04/01/2024	20,991,000	20,697,590
		80,914,520
Broadline Retail-2.74%
Amazon.com, Inc.
2.73%, 04/13/2024	17,990,000	17,644,801
0.45%, 05/12/2024	30,173,000	28,818,439
2.80%, 08/22/2024(b)	24,224,000	23,612,184
4.70%, 11/29/2024	14,990,000	14,994,436
3.80%, 12/05/2024	14,998,000	14,766,728
eBay, Inc., 3.45%, 08/01/2024(b)	9,000,000	8,806,295
		108,642,883
Capital Markets-8.21%
Ameriprise Financial, Inc., 3.70%, 10/15/2024(b)	7,100,000	6,929,505
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024	7,239,000	6,936,397
3.40%, 05/15/2024	6,036,000	5,915,399
3.25%, 09/11/2024(b)	6,213,000	6,049,580
2.10%, 10/24/2024	12,012,000	11,505,853
Series 12, 3.65%, 02/04/2024	9,012,000	8,894,022
Series J, 0.85%, 10/25/2024	8,407,000	7,885,987
BlackRock, Inc., 3.50%, 03/18/2024	12,010,000	11,826,631
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024(b)	9,500,000	9,329,670
Charles Schwab Corp. (The), 0.75%, 03/18/2024(b)	18,020,000	17,310,760
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	9,430,000	9,156,900
3.70%, 05/30/2024	9,357,000	9,109,402
FS KKR Capital Corp., 1.65%, 10/12/2024	6,000,000	5,552,776
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	36,439,000	35,970,920
3.00%, 03/15/2024	28,017,000	27,447,490
3.85%, 07/08/2024(b)	27,156,000	26,723,200
5.70%, 11/01/2024	24,026,000	24,093,481
Moody’s Corp., 4.88%, 02/15/2024(b)	6,400,000	6,360,174
Morgan Stanley
3.70%, 10/23/2024	36,110,000	35,317,946
Series F, 3.88%, 04/29/2024	36,041,000	35,549,050
State Street Corp., 3.30%, 12/16/2024	12,069,000	11,711,411
Stifel Financial Corp., 4.25%, 07/18/2024	6,010,000	5,813,637
		325,390,191
Chemicals-1.32%
Celanese US Holdings LLC, 5.90%, 07/05/2024(b)	24,140,000	24,118,907
LyondellBasell Industries N.V., 5.75%, 04/15/2024	9,300,000	9,296,777
Nutrien Ltd. (Canada), 5.90%, 11/07/2024	6,000,000	6,038,993
	Principal Amount	Value
Chemicals-(continued)
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	$6,038,000	$5,891,120
4.05%, 08/08/2024	7,238,000	7,118,661
		52,464,458
Communications Equipment-0.30%
Cisco Systems, Inc., 3.63%, 03/04/2024	12,052,000	11,910,306
Construction & Engineering-0.14%
Quanta Services, Inc., 0.95%, 10/01/2024	6,010,000	5,628,054
Construction Materials-0.17%
Vulcan Materials Co., 5.80%, 03/01/2026	6,602,000	6,621,656
Consumer Finance-3.51%
Ally Financial, Inc., 5.13%, 09/30/2024	8,451,000	8,257,091
American Express Co.
3.38%, 05/03/2024	24,136,000	23,677,260
3.00%, 10/30/2024(b)	19,820,000	19,171,075
3.63%, 12/05/2024	7,211,000	7,010,102
Capital One Financial Corp., 3.75%, 04/24/2024	9,012,000	8,844,590
Discover Bank, 2.45%, 09/12/2024	9,210,000	8,704,762
Discover Financial Services, 3.95%, 11/06/2024	6,010,000	5,809,718
General Motors Financial Co., Inc.
1.05%, 03/08/2024	10,335,000	9,996,270
3.95%, 04/13/2024	14,990,000	14,757,416
1.20%, 10/15/2024(b)	10,355,000	9,746,991
3.50%, 11/07/2024	9,077,000	8,799,489
Synchrony Financial, 4.25%, 08/15/2024	15,017,000	14,259,908
		139,034,672
Consumer Staples Distribution & Retail-1.96%
Costco Wholesale Corp., 2.75%, 05/18/2024(b)	12,070,000	11,782,800
Dollar General Corp., 4.25%, 09/20/2024	9,027,000	8,906,348
Kroger Co. (The), 4.00%, 02/01/2024	6,210,000	6,147,829
Target Corp., 3.50%, 07/01/2024(b)	12,040,000	11,854,310
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	14,090,000	13,763,385
Walmart, Inc.
3.30%, 04/22/2024	18,100,000	17,834,076
2.65%, 12/15/2024(b)	7,742,000	7,503,408
		77,792,156
Diversified REITs-0.15%
W.P. Carey, Inc., 4.60%, 04/01/2024	6,000,000	5,896,113
Diversified Telecommunication Services-2.00%
AT&T, Inc.
0.90%, 03/25/2024	26,990,000	26,049,253
5.54%, 02/20/2026	20,990,000	21,004,435
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024	7,200,000	6,932,930
Verizon Communications, Inc.
0.75%, 03/22/2024	12,000,000	11,545,013
3.50%, 11/01/2024	13,930,000	13,597,860
		79,129,491
Electric Utilities-3.25%
Avangrid, Inc., 3.15%, 12/01/2024	7,240,000	6,976,886
Duke Energy Corp., 3.75%, 04/15/2024	11,990,000	11,802,278
Edison International, 3.55%, 11/15/2024(b)	6,000,000	5,822,209
Entergy Louisiana LLC, 0.95%, 10/01/2024(b)	12,010,000	11,353,782

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Evergy, Inc., 2.45%, 09/15/2024(b)	$9,600,000	$9,212,511
Eversource Energy, 4.20%, 06/27/2024	10,800,000	10,648,773
Florida Power & Light Co., 3.25%, 06/01/2024	6,300,000	6,173,831
Interstate Power and Light Co., 3.25%, 12/01/2024	6,010,000	5,825,608
MidAmerican Energy Co., 3.50%, 10/15/2024	6,010,000	5,880,373
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	6,090,000	5,884,678
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	13,196,000	12,922,607
4.20%, 06/20/2024(b)	8,997,000	8,873,453
Pacific Gas and Electric Co., 3.25%, 02/16/2024	12,400,000	12,151,487
Southern California Edison Co., 1.10%, 04/01/2024	8,400,000	8,095,550
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024	7,240,000	6,970,497
		128,594,523
Electronic Equipment, Instruments & Components-0.87%
Arrow Electronics, Inc.
3.25%, 09/08/2024	6,400,000	6,201,616
6.13%, 03/01/2026	6,013,000	6,022,021
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	6,940,000	6,880,385
Keysight Technologies, Inc., 4.55%, 10/30/2024	7,240,000	7,130,713
TD SYNNEX Corp., 1.25%, 08/09/2024(b)	8,900,000	8,397,000
		34,631,735
Entertainment-1.20%
Take-Two Interactive Software, Inc., 3.30%, 03/28/2024	12,180,000	11,935,710
Walt Disney Co. (The), 1.75%, 08/30/2024	18,054,000	17,329,268
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	18,270,000	18,314,513
		47,579,491
Financial Services-3.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.15%, 02/15/2024	10,800,000	10,590,421
1.65%, 10/29/2024	39,040,000	36,669,106
Series 3NC1, 1.75%, 10/29/2024(b)	11,990,000	11,257,602
Fidelity National Information Services, Inc., 0.60%, 03/01/2024	9,400,000	9,046,164
Fiserv, Inc., 2.75%, 07/01/2024	24,140,000	23,441,782
Global Payments, Inc., 1.50%, 11/15/2024	6,200,000	5,843,016
Mastercard, Inc., 3.38%, 04/01/2024	12,010,000	11,835,128
ORIX Corp. (Japan), 3.25%, 12/04/2024(b)	8,400,000	8,108,305
PayPal Holdings, Inc., 2.40%, 10/01/2024	15,500,000	14,966,794
		131,758,318
Food Products-1.16%
General Mills, Inc., 3.65%, 02/15/2024	6,011,000	5,923,198
Hormel Foods Corp., 0.65%, 06/03/2024(b)	11,408,000	10,900,448
McCormick & Co., Inc., 3.15%, 08/15/2024	8,531,000	8,298,395
	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc., 2.13%, 03/17/2024(b)	$5,995,000	$5,841,489
Tyson Foods, Inc., 3.95%, 08/15/2024	15,230,000	15,002,240
		45,965,770
Gas Utilities-0.48%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	7,458,000	7,169,315
ONE Gas, Inc., 1.10%, 03/11/2024	6,208,000	5,998,092
Southern California Gas Co., 3.15%, 09/15/2024(b)	6,010,000	5,870,874
		19,038,281
Ground Transportation-0.95%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	6,010,000	5,932,057
3.40%, 09/01/2024	8,400,000	8,238,239
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024(b)	17,990,000	16,943,816
CSX Corp., 3.40%, 08/01/2024	6,700,000	6,549,900
		37,664,012
Health Care Equipment & Supplies-1.59%
Baxter International, Inc., 1.32%, 11/29/2024	16,710,000	15,701,918
Becton, Dickinson and Co.
3.36%, 06/06/2024	12,229,000	11,975,067
3.73%, 12/15/2024	10,496,000	10,251,901
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	8,401,000	8,052,897
Stryker Corp., 3.38%, 05/15/2024(b)	7,308,000	7,158,406
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	10,467,000	9,880,830
		63,021,019
Health Care Providers & Services-3.86%
Aetna, Inc., 3.50%, 11/15/2024	9,140,000	8,913,473
AmerisourceBergen Corp., 3.40%, 05/15/2024	6,005,000	5,885,172
Cardinal Health, Inc., 3.08%, 06/15/2024	8,992,000	8,769,664
Cigna Group (The)
0.61%, 03/15/2024	6,195,000	5,967,003
3.50%, 06/15/2024	8,862,000	8,678,046
5.69%, 03/15/2026(b)	5,742,000	5,774,021
CommonSpirit Health, 2.76%, 10/01/2024	9,467,000	9,152,896
CVS Health Corp., 3.38%, 08/12/2024	7,809,000	7,644,837
Elevance Health, Inc.
3.50%, 08/15/2024(b)	9,643,000	9,432,267
3.35%, 12/01/2024	10,620,000	10,322,867
HCA, Inc., 5.00%, 03/15/2024	24,030,000	23,867,674
Humana, Inc.
3.85%, 10/01/2024	7,498,000	7,348,663
5.70%, 03/13/2026	5,410,000	5,428,155
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	7,198,000	6,996,621
McKesson Corp., 3.80%, 03/15/2024	11,079,000	10,923,165
UnitedHealth Group, Inc.
0.55%, 05/15/2024(b)	12,070,000	11,537,089
5.00%, 10/15/2024	6,297,000	6,308,657
		152,950,270

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-0.37%
Hyatt Hotels Corp., 1.80%, 10/01/2024	$9,210,000	$8,738,083
McDonald’s Corp., 3.25%, 06/10/2024	6,030,000	5,901,865
		14,639,948
Household Durables-0.35%
D.R. Horton, Inc., 2.50%, 10/15/2024(b)	6,145,000	5,906,029
Lennar Corp., 4.50%, 04/30/2024(b)	7,849,000	7,796,217
		13,702,246
Household Products-0.15%
Colgate-Palmolive Co., 3.25%, 03/15/2024	5,995,000	5,932,116
Insurance-1.53%
American International Group, Inc., 4.13%, 02/15/2024	5,520,000	5,467,335
Aon Global Ltd., 3.50%, 06/14/2024	7,255,000	7,105,308
Brown & Brown, Inc., 4.20%, 09/15/2024	6,095,000	5,980,164
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	8,407,000	8,239,941
CNA Financial Corp., 3.95%, 05/15/2024	6,610,000	6,480,042
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024(b)	7,238,000	7,084,977
MetLife, Inc., 3.60%, 04/10/2024	12,350,000	12,163,001
Willis North America, Inc., 3.60%, 05/15/2024	8,200,000	8,010,826
		60,531,594
Interactive Media & Services-0.26%
Alphabet, Inc., 3.38%, 02/25/2024	10,260,000	10,205,722
IT Services-0.60%
International Business Machines Corp., 3.63%, 02/12/2024	24,030,000	23,731,568
Leisure Products-0.15%
Hasbro, Inc., 3.00%, 11/19/2024	5,995,000	5,766,990
Life Sciences Tools & Services-0.93%
Revvity, Inc., 0.85%, 09/15/2024	8,613,000	8,116,560
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	30,062,000	28,527,756
		36,644,316
Machinery-4.20%
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	14,390,000	14,014,915
0.45%, 05/17/2024(b)	13,280,000	12,690,994
0.60%, 09/13/2024	8,992,000	8,513,411
2.15%, 11/08/2024(b)	12,390,000	11,917,094
3.25%, 12/01/2024	7,740,000	7,550,872
Caterpillar, Inc., 3.40%, 05/15/2024	11,990,000	11,771,221
CNH Industrial Capital LLC, 4.20%, 01/15/2024	6,190,000	6,130,569
Illinois Tool Works, Inc., 3.50%, 03/01/2024	8,400,000	8,295,580
John Deere Capital Corp.
0.90%, 01/10/2024	5,995,000	5,834,332
0.45%, 01/17/2024(b)	9,610,000	9,330,285
0.45%, 06/07/2024	7,200,000	6,871,988
3.35%, 06/12/2024(b)	6,000,000	5,887,952
2.65%, 06/24/2024	7,500,000	7,376,069
0.63%, 09/10/2024(b)	5,994,000	5,681,787
4.55%, 10/11/2024	7,203,000	7,194,329
Parker-Hannifin Corp.
3.65%, 06/15/2024(b)	16,900,000	16,576,647
3.30%, 11/21/2024	6,200,000	6,023,017
	Principal Amount	Value
Machinery-(continued)
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	$6,030,000	$5,865,017
Wabtec Corp., 4.40%, 03/15/2024	9,010,000	8,886,895
		166,412,974
Media-0.79%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	13,400,000	13,261,144
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	9,400,000	9,177,000
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	9,150,000	8,904,228
		31,342,372
Metals & Mining-0.22%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024(b)	8,851,000	8,733,370
Multi-Utilities-0.35%
Black Hills Corp., 1.04%, 08/23/2024	7,198,000	6,792,780
WEC Energy Group, Inc., 0.80%, 03/15/2024	7,308,000	7,041,609
		13,834,389
Office REITs-0.22%
Boston Properties L.P., 3.80%, 02/01/2024	8,800,000	8,637,581
Oil, Gas & Consumable Fuels-8.28%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	7,208,000	7,133,846
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	6,158,000	6,050,537
Chevron Corp., 2.90%, 03/03/2024	12,429,000	12,230,201
Chevron USA, Inc., 3.90%, 11/15/2024	7,739,000	7,632,833
ConocoPhillips Co.
2.13%, 03/08/2024(b)	10,866,000	10,600,019
3.35%, 11/15/2024(b)	5,270,000	5,138,311
Continental Resources, Inc., 3.80%, 06/01/2024(b)	10,730,000	10,520,914
Enbridge, Inc. (Canada)
3.50%, 06/10/2024(b)	6,190,000	6,049,911
5.97%, 03/08/2026	5,357,000	5,379,290
Energy Transfer L.P.
4.25%, 04/01/2024	6,300,000	6,209,348
3.90%, 05/15/2024	7,422,000	7,289,139
Enterprise Products Operating LLC, 3.90%, 02/15/2024	10,260,000	10,133,607
Equinor ASA (Norway), 3.70%, 03/01/2024	12,010,000	11,859,492
Exxon Mobil Corp.
3.18%, 03/15/2024(b)	12,070,000	11,956,329
2.02%, 08/16/2024(b)	12,011,000	11,615,908
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	7,988,000	7,897,370
4.30%, 05/01/2024	7,498,000	7,397,087
4.25%, 09/01/2024	8,099,000	7,909,924
Marathon Petroleum Corp., 3.63%, 09/15/2024	9,164,000	8,936,103
MPLX L.P., 4.88%, 12/01/2024	13,869,000	13,712,099
Phillips 66, 0.90%, 02/15/2024	9,613,000	9,300,458
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	9,302,000	9,026,400
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	23,766,000	23,724,053

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	$15,485,000	$14,906,935
Spectra Energy Partners L.P., 4.75%, 03/15/2024	12,430,000	12,321,445
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029(b)	8,500,000	8,617,161
TotalEnergies Capital International S.A. (France)
3.70%, 01/15/2024	12,070,000	11,951,647
3.75%, 04/10/2024	15,090,000	14,889,574
TransCanada PipeLines Ltd. (Canada)
1.00%, 10/12/2024	15,537,000	14,590,631
6.20%, 03/09/2026	5,843,000	5,852,703
Williams Cos., Inc. (The)
4.30%, 03/04/2024	12,503,000	12,369,995
4.55%, 06/24/2024	15,013,000	14,832,594
		328,035,864
Passenger Airlines-0.26%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	10,800,000	10,430,142
Personal Care Products-0.73%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	5,999,000	5,757,922
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024(b)	5,990,000	5,898,488
2.60%, 05/05/2024(b)	12,073,000	11,772,797
0.63%, 08/12/2024	5,990,000	5,675,119
		29,104,326
Pharmaceuticals-1.98%
AstraZeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024	19,191,000	18,329,926
Eli Lilly and Co., 5.00%, 02/27/2026(b)	8,993,000	9,019,078
Haleon UK Capital PLC, 3.02%, 03/24/2024	7,890,000	7,705,928
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	25,830,000	25,368,951
Pfizer, Inc., 3.40%, 05/15/2024	12,010,000	11,796,562
Wyeth LLC, 6.45%, 02/01/2024	6,005,000	6,056,606
		78,277,051
Professional Services-0.22%
Equifax, Inc., 2.60%, 12/01/2024	9,050,000	8,650,612
Retail REITs-0.89%
Realty Income Corp., 5.05%, 01/13/2026	6,210,000	6,171,962
Simon Property Group L.P.
3.75%, 02/01/2024	7,200,000	7,105,623
2.00%, 09/13/2024	11,990,000	11,453,009
3.38%, 10/01/2024	10,800,000	10,498,218
		35,228,812
Semiconductors & Semiconductor Equipment-2.18%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	10,000,000	9,864,613
Intel Corp.
2.88%, 05/11/2024(b)	15,700,000	15,326,403
2.70%, 06/17/2024	590,000	574,359
KLA Corp., 4.65%, 11/01/2024	9,400,000	9,331,516
Microchip Technology, Inc., 0.97%, 02/15/2024	17,500,000	16,901,755
NVIDIA Corp., 0.58%, 06/14/2024	15,700,000	14,966,120
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 2.90%, 05/20/2024	$10,980,000	$10,729,488
Xilinx, Inc., 2.95%, 06/01/2024	9,010,000	8,793,549
		86,487,803
Software-2.65%
Microsoft Corp., 2.88%, 02/06/2024	27,030,000	26,658,022
Oracle Corp.
3.40%, 07/08/2024(b)	24,140,000	23,607,170
2.95%, 11/15/2024(b)	24,140,000	23,322,477
Roper Technologies, Inc., 2.35%, 09/15/2024	6,010,000	5,779,399
Salesforce, Inc., 0.63%, 07/15/2024	12,010,000	11,427,769
VMware, Inc., 1.00%, 08/15/2024	15,040,000	14,206,598
		105,001,435
Specialized REITs-0.67%
American Tower Corp.
0.60%, 01/15/2024	6,040,000	5,848,080
5.00%, 02/15/2024	12,010,000	11,939,788
Crown Castle, Inc., 3.20%, 09/01/2024	9,140,000	8,876,622
		26,664,490
Specialty Retail-0.64%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	12,498,000	12,306,601
Home Depot, Inc. (The), 3.75%, 02/15/2024	13,210,000	13,097,520
		25,404,121
Technology Hardware, Storage & Peripherals-2.71%
Apple, Inc.
3.00%, 02/09/2024	21,028,000	20,759,518
3.45%, 05/06/2024	30,170,000	29,668,768
2.85%, 05/11/2024	21,028,000	20,553,273
1.80%, 09/11/2024(b)	9,010,000	8,698,775
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	12,070,000	11,673,883
5.90%, 10/01/2024	16,000,000	16,045,984
		107,400,201
Tobacco-1.05%
Altria Group, Inc., 4.00%, 01/31/2024(b)	9,307,000	9,202,794
B.A.T Capital Corp. (United Kingdom), 2.79%, 09/06/2024	12,010,000	11,576,118
Philip Morris International, Inc.
3.25%, 11/10/2024	9,006,000	8,782,170
5.13%, 11/15/2024	12,010,000	12,019,942
		41,581,024
Trading Companies & Distributors-0.54%
Air Lease Corp.
0.70%, 02/15/2024	9,000,000	8,679,755
0.80%, 08/18/2024	7,208,000	6,769,225
4.25%, 09/15/2024(b)	5,999,000	5,867,594
		21,316,574
Wireless Telecommunication Services-1.01%
Sprint LLC, 7.13%, 06/15/2024	30,300,000	30,638,539
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	9,410,000	9,298,805
		39,937,344
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,030,601,302)		3,928,412,079

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $4,176,240)	4,176,240	$4,176,240
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $4,034,777,542)		3,932,588,319
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.35%
Invesco Private Government Fund, 5.10%(c)(d)(e)	48,547,053	48,547,053
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(c)(d)(e)	123,681,518	$123,669,147
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $172,239,206)		172,216,200
TOTAL INVESTMENTS IN SECURITIES-103.62% (Cost $4,207,016,748)		4,104,804,519
OTHER ASSETS LESS LIABILITIES-(3.62)%		(143,360,287)
NET ASSETS-100.00%		$3,961,444,232

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,400,109	$143,352,990	$(145,576,859)	$-	$-	$4,176,240	$341,524
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,975,256	278,537,702	(258,965,905)	-	-	48,547,053	1,714,737*
Invesco Private Prime Fund	75,151,379	621,507,807	(572,983,311)	(27,709)	20,981	123,669,147	4,680,958*
Total	$110,526,744	$1,043,398,499	$(977,526,075)	$(27,709)	$20,981	$176,392,440	$6,737,219

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.82%
Aerospace & Defense-2.42%
Boeing Co. (The), 4.88%, 05/01/2025(b)	$22,603,000	$22,383,602
General Dynamics Corp.
3.25%, 04/01/2025(b)	4,845,000	4,711,686
3.50%, 05/15/2025(b)	4,845,000	4,750,886
Howmet Aerospace, Inc., 6.88%, 05/01/2025	3,872,000	3,961,800
L3Harris Technologies, Inc., 3.83%, 04/27/2025(b)	3,870,000	3,761,152
Lockheed Martin Corp., 4.95%, 10/15/2025	3,240,000	3,262,953
Northrop Grumman Corp., 2.93%, 01/15/2025	9,706,000	9,363,545
Precision Castparts Corp., 3.25%, 06/15/2025	5,488,000	5,329,771
Raytheon Technologies Corp., 3.95%, 08/16/2025	9,706,000	9,529,916
		67,055,311
Air Freight & Logistics-0.23%
United Parcel Service, Inc., 3.90%, 04/01/2025	6,475,000	6,384,905
Automobile Components-1.00%
American Honda Finance Corp.
1.50%, 01/13/2025(b)	7,102,000	6,719,917
1.20%, 07/08/2025	4,845,000	4,485,142
1.00%, 09/10/2025	4,845,000	4,446,996
Series A, 4.60%, 04/17/2025	5,000,000	4,972,618
BorgWarner, Inc., 3.38%, 03/15/2025(b)	3,240,000	3,133,174
Magna International, Inc. (Canada), 4.15%, 10/01/2025	4,208,000	4,103,836
		27,861,683
Automobiles-3.02%
General Motors Co.
4.00%, 04/01/2025(b)	3,237,000	3,147,484
6.13%, 10/01/2025(b)	12,941,000	13,142,744
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025(b)	6,461,000	6,172,140
PACCAR Financial Corp., 3.55%, 08/11/2025(b)	3,876,000	3,801,665
Toyota Motor Credit Corp.
4.80%, 01/10/2025(b)	7,770,000	7,769,560
1.45%, 01/13/2025	7,441,000	7,043,472
1.80%, 02/13/2025	9,060,000	8,613,851
3.00%, 04/01/2025(b)	8,090,000	7,822,258
3.40%, 04/14/2025(b)	3,240,000	3,156,934
3.95%, 06/30/2025(b)	8,416,000	8,283,555
3.65%, 08/18/2025(b)	4,855,000	4,740,817
0.80%, 10/16/2025	6,470,000	5,888,729
5.40%, 11/10/2025(b)	4,210,000	4,264,937
		83,848,146
Banks-18.36%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	8,000,000	7,721,308
2.75%, 05/28/2025(b)	9,600,000	8,981,362
5.15%, 08/18/2025	11,203,000	11,062,108
Bank of America Corp.
4.00%, 01/22/2025	16,181,000	15,813,860
3.88%, 08/01/2025	11,597,000	11,318,565
Series L, 3.95%, 04/21/2025	16,141,000	15,732,187
	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
1.50%, 01/10/2025(b)	$8,713,000	$8,202,200
3.70%, 06/07/2025	8,416,000	8,159,066
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025(b)	8,733,000	8,197,487
3.45%, 04/11/2025	11,298,000	10,909,276
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	8,714,000	8,390,489
5.14%, 04/28/2025	8,060,000	8,016,609
3.95%, 08/04/2025(b)	8,714,000	8,445,422
Citigroup, Inc.
3.88%, 03/26/2025	6,460,000	6,274,682
3.30%, 04/27/2025	9,690,000	9,408,412
4.40%, 06/10/2025	16,141,000	15,771,442
5.50%, 09/13/2025	9,169,000	9,172,659
Citizens Bank N.A., 2.25%, 04/28/2025	4,910,000	4,467,005
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025	6,430,000	6,059,092
5.00%, 01/13/2025	6,380,000	6,370,432
4.38%, 08/04/2025	9,570,000	9,325,432
Credit Suisse AG (Switzerland)
7.95%, 01/09/2025	7,600,000	7,725,400
3.70%, 02/21/2025	11,960,000	11,371,389
2.95%, 04/09/2025	7,695,000	7,209,594
Fifth Third Bancorp, 2.38%, 01/28/2025	4,845,000	4,495,916
Fifth Third Bank N.A., 3.95%, 07/28/2025(b)	4,770,000	4,541,929
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	9,620,000	9,301,410
HSBC USA, Inc., 5.63%, 03/17/2025	8,040,000	8,058,647
Huntington Bancshares, Inc., 4.00%, 05/15/2025(b)	3,231,000	3,057,594
JPMorgan Chase & Co.
3.13%, 01/23/2025(b)	16,141,000	15,691,301
3.90%, 07/15/2025	16,180,000	15,898,967
KeyBank N.A.
3.30%, 06/01/2025(b)	4,760,000	4,333,138
4.15%, 08/08/2025	8,100,000	7,452,828
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025(b)	8,625,000	8,235,674
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	3,337,000	3,251,427
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	16,784,000	15,850,636
3.78%, 03/02/2025(b)	4,845,000	4,708,260
1.41%, 07/17/2025	11,290,000	10,352,537
National Bank of Canada (Canada), 5.25%, 01/17/2025	4,910,000	4,863,288
PNC Bank N.A., 3.25%, 06/01/2025	6,425,000	6,129,987
Regions Financial Corp., 2.25%, 05/18/2025(b)	4,843,000	4,473,227
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	6,471,000	6,101,388
3.38%, 04/14/2025(b)	9,059,000	8,769,146
4.95%, 04/25/2025	10,115,000	10,055,642
Santander Holdings USA, Inc.
3.45%, 06/02/2025	6,460,000	6,137,162
4.50%, 07/17/2025(b)	7,112,000	6,886,404
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025(b)	3,070,000	2,954,037
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	$8,150,000	$7,724,055
1.47%, 07/08/2025	15,109,000	13,911,707
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	5,176,000	4,888,803
3.77%, 06/06/2025	10,650,000	10,353,094
Truist Bank
1.50%, 03/10/2025	8,100,000	7,453,250
3.63%, 09/16/2025	8,100,000	7,574,751
Truist Financial Corp.
4.00%, 05/01/2025	5,505,000	5,309,575
3.70%, 06/05/2025	6,460,000	6,216,633
1.20%, 08/05/2025	4,845,000	4,381,620
U.S. Bancorp, 1.45%, 05/12/2025	9,710,000	8,981,991
U.S. Bank N.A., 2.05%, 01/21/2025(b)	6,480,000	6,118,695
Wells Fargo & Co.
3.00%, 02/19/2025	16,141,000	15,542,262
3.55%, 09/29/2025	16,144,000	15,591,270
		509,753,729
Beverages-1.12%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	4,810,000	4,454,172
5.20%, 10/24/2025	3,350,000	3,382,678
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	3,240,000	3,127,466
PepsiCo, Inc.
2.25%, 03/19/2025(b)	9,706,000	9,320,088
2.75%, 04/30/2025(b)	6,470,000	6,255,116
3.50%, 07/17/2025(b)	4,528,000	4,431,581
		30,971,101
Biotechnology-2.63%
AbbVie, Inc., 3.60%, 05/14/2025	24,215,000	23,597,367
Amgen, Inc.
1.90%, 02/21/2025	3,240,000	3,066,099
5.25%, 03/02/2025(b)	12,940,000	12,981,357
3.13%, 05/01/2025	6,470,000	6,242,874
Baxalta, Inc., 4.00%, 06/23/2025(b)	5,179,000	5,059,527
Biogen, Inc., 4.05%, 09/15/2025(b)	11,324,000	11,053,843
Gilead Sciences, Inc., 3.50%, 02/01/2025	11,298,000	11,009,670
		73,010,737
Broadline Retail-1.29%
Amazon.com, Inc.
3.00%, 04/13/2025	9,710,000	9,449,409
0.80%, 06/03/2025	8,090,000	7,517,845
4.60%, 12/01/2025(b)	8,090,000	8,116,139
5.20%, 12/03/2025(b)	5,641,000	5,723,936
eBay, Inc., 1.90%, 03/11/2025	5,180,000	4,898,849
		35,706,178
Building Products-0.11%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025(b)	3,230,000	3,137,895
Capital Markets-6.89%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	3,240,000	3,103,697
Ares Capital Corp.
4.25%, 03/01/2025	3,874,000	3,693,092
3.25%, 07/15/2025	8,070,000	7,468,973
	Principal Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	$8,078,000	$7,594,435
3.35%, 04/25/2025	6,136,000	5,914,045
Series G, 3.00%, 02/24/2025	4,855,000	4,675,100
Brookfield Corp. (Canada), 4.00%, 01/15/2025	3,240,000	3,163,078
Charles Schwab Corp. (The)
4.20%, 03/24/2025	3,880,000	3,789,191
3.85%, 05/21/2025(b)	4,850,000	4,692,934
CME Group, Inc., 3.00%, 03/15/2025	4,840,000	4,681,406
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	9,620,000	8,985,471
4.16%, 05/13/2025	3,340,000	3,222,157
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	16,140,000	15,667,002
3.50%, 04/01/2025	22,650,000	21,883,241
3.75%, 05/22/2025	14,531,000	14,082,432
4.25%, 10/21/2025	12,912,000	12,586,248
Moody’s Corp., 3.75%, 03/24/2025	4,524,000	4,400,632
Morgan Stanley
4.00%, 07/23/2025	19,411,000	18,994,139
5.00%, 11/24/2025	12,942,000	12,919,265
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	5,110,000	5,027,204
1.85%, 07/16/2025(b)	9,620,000	8,845,021
Northern Trust Corp., 3.95%, 10/30/2025	4,855,000	4,696,946
Owl Rock Capital Corp., 3.75%, 07/22/2025	3,230,000	2,975,942
State Street Corp., 3.55%, 08/18/2025	8,390,000	8,165,092
		191,226,743
Chemicals-1.16%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	3,550,000	3,299,401
Celanese US Holdings LLC, 6.05%, 03/15/2025	11,304,000	11,355,147
Eastman Chemical Co., 3.80%, 03/15/2025	4,528,000	4,388,292
EIDP, Inc., 1.70%, 07/15/2025	3,248,000	3,040,836
Linde, Inc., 4.70%, 12/05/2025(b)	3,870,000	3,872,912
LYB International Finance III LLC, 1.25%, 10/01/2025	3,180,000	2,894,828
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	3,226,000	3,290,522
		32,141,938
Commercial Services & Supplies-0.31%
Republic Services, Inc., 3.20%, 03/15/2025(b)	3,240,000	3,138,227
Waste Management, Inc.
3.13%, 03/01/2025(b)	2,720,000	2,642,254
0.75%, 11/15/2025(b)	3,230,000	2,933,194
		8,713,675
Communications Equipment-0.11%
Cisco Systems, Inc., 3.50%, 06/15/2025	3,233,000	3,160,914
Consumer Finance-4.37%
Ally Financial, Inc.
4.63%, 03/30/2025	3,230,000	3,110,335
5.80%, 05/01/2025(b)	4,860,000	4,806,698
5.75%, 11/20/2025(b)	6,790,000	6,600,265
American Express Co.
2.25%, 03/04/2025	11,324,000	10,758,443
3.95%, 08/01/2025	14,529,000	14,183,704

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Capital One Financial Corp.
3.20%, 02/05/2025	$6,454,000	$6,154,442
4.25%, 04/30/2025(b)	4,850,000	4,699,769
4.20%, 10/29/2025	9,681,000	9,196,410
Discover Financial Services, 3.75%, 03/04/2025	3,240,000	3,101,156
General Motors Financial Co., Inc.
4.00%, 01/15/2025	6,470,000	6,311,242
2.90%, 02/26/2025	8,090,000	7,711,647
3.80%, 04/07/2025	7,122,000	6,885,377
4.35%, 04/09/2025	6,461,000	6,318,038
2.75%, 06/20/2025	8,090,000	7,670,546
4.30%, 07/13/2025(b)	5,176,000	5,044,015
6.05%, 10/10/2025(b)	8,070,000	8,125,546
Synchrony Financial
4.88%, 06/13/2025	4,855,000	4,580,884
4.50%, 07/23/2025	6,460,000	6,006,228
		121,264,745
Consumer Staples Distribution & Retail-1.45%
Dollar General Corp., 4.15%, 11/01/2025	3,240,000	3,175,213
Dollar Tree, Inc., 4.00%, 05/15/2025	6,460,000	6,317,032
Sysco Corp., 3.75%, 10/01/2025	4,845,000	4,718,657
Target Corp., 2.25%, 04/15/2025	9,710,000	9,276,294
Walmart, Inc.
3.55%, 06/26/2025(b)	5,659,000	5,562,135
3.90%, 09/09/2025	11,321,000	11,210,126
		40,259,457
Containers & Packaging-0.25%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	3,230,000	3,136,983
WRKCo, Inc., 3.75%, 03/15/2025(b)	3,870,000	3,745,549
		6,882,532
Distributors-0.11%
Genuine Parts Co., 1.75%, 02/01/2025(b)	3,240,000	3,042,282
Diversified Consumer Services-0.11%
Yale University, Series 2020, 0.87%, 04/15/2025	3,240,000	3,017,017
Diversified REITs-0.11%
VICI Properties L.P., 4.38%, 05/15/2025	3,230,000	3,121,656
Diversified Telecommunication Services-0.60%
Verizon Communications, Inc.
3.38%, 02/15/2025	8,612,299	8,389,209
0.85%, 11/20/2025(b)	9,081,000	8,248,905
		16,638,114
Electric Utilities-3.01%
Avangrid, Inc., 3.20%, 04/15/2025	4,840,000	4,634,692
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	8,040,000	7,914,711
Constellation Energy Generation LLC, 3.25%, 06/01/2025	5,820,000	5,569,142
Duke Energy Corp.
0.90%, 09/15/2025	4,211,000	3,834,609
5.00%, 12/08/2025	3,230,000	3,228,974
Duke Energy Progress LLC, 3.25%, 08/15/2025	3,240,000	3,135,009
Entergy Corp., 0.90%, 09/15/2025	5,170,000	4,672,106
Exelon Corp., 3.95%, 06/15/2025	5,211,000	5,080,757
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co.
2.85%, 04/01/2025	$7,120,000	$6,881,778
3.13%, 12/01/2025	3,872,000	3,730,057
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025(b)	3,240,000	3,128,481
1.88%, 02/07/2025	3,880,000	3,686,878
5.45%, 10/30/2025(b)	3,230,000	3,262,689
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	6,470,000	6,403,294
Pacific Gas and Electric Co., 3.45%, 07/01/2025	5,650,000	5,374,903
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	3,240,000	2,970,774
Southern Co. (The), 5.15%, 10/06/2025	3,230,000	3,236,512
Southern Power Co., 4.15%, 12/01/2025	3,230,000	3,172,417
Xcel Energy, Inc., 3.30%, 06/01/2025	3,870,000	3,733,646
		83,651,429
Electrical Equipment-0.11%
Emerson Electric Co., 3.15%, 06/01/2025	3,240,000	3,134,852
Electronic Equipment, Instruments & Components-0.14%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	3,877,000	3,747,624
Energy Equipment & Services-0.20%
Halliburton Co., 3.80%, 11/15/2025	2,588,000	2,520,097
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	3,240,000	3,004,471
		5,524,568
Entertainment-1.00%
Netflix, Inc., 5.88%, 02/15/2025	5,170,000	5,220,311
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025(b)	3,870,000	3,747,716
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025(b)	4,853,000	4,693,648
Walt Disney Co. (The), 3.35%, 03/24/2025	11,320,000	11,047,974
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	3,000,000	2,904,433
		27,614,082
Financial Services-2.70%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	5,150,000	4,926,242
6.50%, 07/15/2025	8,080,000	8,143,875
4.45%, 10/01/2025	3,823,000	3,680,289
Blackstone Private Credit Fund, 4.70%, 03/24/2025(b)	5,786,000	5,586,461
Fidelity National Information Services, Inc., 4.50%, 07/15/2025	4,851,000	4,771,099
Fiserv, Inc., 3.85%, 06/01/2025(b)	5,816,000	5,669,020
Mastercard, Inc., 2.00%, 03/03/2025	4,850,000	4,637,427
PayPal Holdings, Inc., 1.65%, 06/01/2025(b)	6,471,000	6,089,431
Radian Group, Inc., 6.63%, 03/15/2025(b)	3,400,000	3,399,983
Visa, Inc., 3.15%, 12/14/2025	25,830,000	25,013,239
Western Union Co. (The), 2.85%, 01/10/2025	3,230,000	3,089,336
		75,006,402

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Food Products-1.07%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025(b)	$3,874,000	$3,577,798
Campbell Soup Co., 3.95%, 03/15/2025	5,500,000	5,384,410
General Mills, Inc., 4.00%, 04/17/2025	5,176,000	5,081,567
JM Smucker Co. (The), 3.50%, 03/15/2025	6,455,000	6,274,318
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025(b)	4,859,000	4,790,578
Mondelez International, Inc., 1.50%, 05/04/2025(b)	4,850,000	4,551,730
		29,660,401
Ground Transportation-0.63%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025(b)	3,232,000	3,141,787
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	4,530,000	4,361,265
CSX Corp., 3.35%, 11/01/2025	3,886,000	3,748,508
Union Pacific Corp.
3.75%, 07/15/2025(b)	3,230,000	3,164,101
3.25%, 08/15/2025(b)	3,230,000	3,141,673
		17,557,334
Health Care Equipment & Supplies-0.84%
Abbott Laboratories, 2.95%, 03/15/2025	6,460,000	6,295,664
Boston Scientific Corp., 1.90%, 06/01/2025(b)	3,240,000	3,063,195
Stryker Corp.
1.15%, 06/15/2025(b)	4,201,000	3,887,604
3.38%, 11/01/2025	4,850,000	4,678,006
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	5,586,000	5,410,724
		23,335,193
Health Care Providers & Services-4.21%
AmerisourceBergen Corp., 3.25%, 03/01/2025	3,230,000	3,123,915
Cardinal Health, Inc., 3.75%, 09/15/2025(b)	3,230,000	3,142,652
Cigna Group (The)
3.25%, 04/15/2025	4,900,000	4,734,877
4.13%, 11/15/2025	14,228,000	13,937,972
CVS Health Corp.
4.10%, 03/25/2025	6,145,000	6,071,039
3.88%, 07/20/2025	18,296,522	17,921,017
Elevance Health, Inc., 2.38%, 01/15/2025	8,068,000	7,711,258
HCA, Inc.
5.38%, 02/01/2025	16,820,000	16,711,591
5.25%, 04/15/2025	9,041,000	8,973,275
Humana, Inc., 4.50%, 04/01/2025	3,880,000	3,839,238
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	6,460,000	6,272,458
McKesson Corp., 0.90%, 12/03/2025(b)	3,240,000	2,922,274
Quest Diagnostics, Inc., 3.50%, 03/30/2025	3,879,000	3,758,126
UnitedHealth Group, Inc.
3.75%, 07/15/2025	12,942,000	12,694,299
5.15%, 10/15/2025(b)	4,853,000	4,918,317
		116,732,308
Health Care REITs-0.52%
Healthpeak OP LLC, 4.00%, 06/01/2025	2,930,000	2,855,290
Ventas Realty L.P., 3.50%, 02/01/2025	3,874,000	3,718,675
Welltower OP LLC, 4.00%, 06/01/2025	8,087,000	7,846,870
		14,420,835
	Principal Amount	Value
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	$3,233,000	$3,125,559
Hotels, Restaurants & Leisure-1.08%
Booking Holdings, Inc., 3.65%, 03/15/2025(b)	3,230,000	3,163,992
Las Vegas Sands Corp., 2.90%, 06/25/2025(b)	3,230,000	3,021,805
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	3,870,000	3,914,231
McDonald’s Corp.
3.38%, 05/26/2025	4,516,000	4,403,975
3.30%, 07/01/2025(b)	4,840,000	4,690,253
1.45%, 09/01/2025	3,240,000	3,008,499
Starbucks Corp., 3.80%, 08/15/2025	8,070,000	7,891,160
		30,093,915
Household Durables-0.22%
DR Horton, Inc., 2.60%, 10/15/2025	3,224,000	3,025,813
Lennar Corp., 4.75%, 05/30/2025	3,240,000	3,193,942
		6,219,755
Household Products-0.33%
Colgate-Palmolive Co., 3.10%, 08/15/2025	3,237,000	3,156,092
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	6,460,000	5,905,305
		9,061,397
Industrial Conglomerates-0.68%
3M Co.
2.00%, 02/14/2025(b)	4,850,000	4,613,430
2.65%, 04/15/2025(b)	3,240,000	3,104,759
3.00%, 08/07/2025(b)	3,550,000	3,428,015
Honeywell International, Inc., 1.35%, 06/01/2025(b)	8,090,000	7,584,594
		18,730,798
Insurance-1.15%
Allstate Corp. (The), 0.75%, 12/15/2025(b)	3,882,000	3,491,240
American International Group, Inc., 2.50%, 06/30/2025	6,476,000	6,142,005
Aon Global Ltd., 3.88%, 12/15/2025	4,853,000	4,706,158
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	5,161,000	5,009,314
CNO Financial Group, Inc., 5.25%, 05/30/2025	3,233,000	3,202,052
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	3,233,000	3,155,733
MetLife, Inc.
3.00%, 03/01/2025(b)	3,230,000	3,121,433
3.60%, 11/13/2025(b)	3,233,000	3,141,535
		31,969,470
Interactive Media & Services-0.22%
Alphabet, Inc., 0.45%, 08/15/2025	6,470,000	5,965,028
IT Services-0.49%
International Business Machines Corp.
4.00%, 07/27/2025(b)	6,500,000	6,407,622
7.00%, 10/30/2025	3,881,000	4,085,932
VeriSign, Inc., 5.25%, 04/01/2025	3,240,000	3,224,901
		13,718,455

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-0.23%
Danaher Corp., 3.35%, 09/15/2025(b)	$3,230,000	$3,132,399
Illumina, Inc., 5.80%, 12/12/2025	3,230,000	3,268,858
		6,401,257
Machinery-3.03%
Caterpillar Financial Services Corp.
4.90%, 01/17/2025	4,850,000	4,854,168
5.40%, 03/10/2025(b)	3,870,000	3,899,681
3.40%, 05/13/2025	8,070,000	7,864,706
1.45%, 05/15/2025	3,882,000	3,639,924
3.65%, 08/12/2025	5,181,000	5,063,429
0.80%, 11/13/2025	6,471,000	5,902,310
CNH Industrial Capital LLC, 3.95%, 05/23/2025(b)	3,230,000	3,141,950
Cummins, Inc., 0.75%, 09/01/2025	3,230,000	2,955,457
Deere & Co., 2.75%, 04/15/2025	4,516,000	4,364,242
John Deere Capital Corp.
2.05%, 01/09/2025	3,556,000	3,406,521
1.25%, 01/10/2025	5,176,000	4,893,101
5.15%, 03/03/2025	3,230,000	3,252,232
3.45%, 03/13/2025(b)	5,826,000	5,696,533
3.40%, 06/06/2025(b)	6,456,000	6,298,911
4.05%, 09/08/2025	4,850,000	4,788,370
Otis Worldwide Corp., 2.06%, 04/05/2025	8,390,000	7,927,533
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	3,230,000	3,071,522
Wabtec Corp., 3.20%, 06/15/2025	3,240,000	3,076,003
		84,096,593
Media-1.85%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	29,081,000	28,606,223
Comcast Corp.
3.38%, 02/15/2025	1,287,000	1,259,333
3.38%, 08/15/2025	9,690,000	9,414,909
5.25%, 11/07/2025(b)	4,855,000	4,917,573
Fox Corp., 3.05%, 04/07/2025	3,882,000	3,727,565
Paramount Global, 4.75%, 05/15/2025(b)	3,583,000	3,491,922
		51,417,525
Metals & Mining-0.22%
Nucor Corp.
3.95%, 05/23/2025(b)	3,238,000	3,168,609
2.00%, 06/01/2025	3,240,000	3,042,699
		6,211,308
Multi-Utilities-1.01%
Dominion Energy, Inc., 3.90%, 10/01/2025(b)	4,850,000	4,713,586
DTE Energy Co., Series F, 1.05%, 06/01/2025	5,166,000	4,752,565
NiSource, Inc., 0.95%, 08/15/2025	8,070,000	7,364,266
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	3,549,000	3,236,450
Sempra Energy, 3.30%, 04/01/2025	4,840,000	4,661,800
WEC Energy Group, Inc., 5.00%, 09/27/2025(b)	3,230,000	3,230,270
		27,958,937
	Principal Amount	Value
Office REITs-0.32%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	$3,874,000	$3,732,006
Boston Properties L.P., 3.20%, 01/15/2025	5,499,000	5,207,457
		8,939,463
Oil, Gas & Consumable Fuels-8.16%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	3,874,000	3,768,939
2.05%, 07/15/2025(b)	3,884,000	3,648,607
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	9,630,000	9,642,565
Chevron Corp.
1.55%, 05/11/2025	16,180,000	15,266,779
3.33%, 11/17/2025(b)	4,855,000	4,731,192
Chevron USA, Inc., 0.69%, 08/12/2025	4,850,000	4,464,310
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	6,450,000	6,344,422
ConocoPhillips Co., 2.40%, 03/07/2025	5,740,000	5,508,501
DCP Midstream Operating L.P., 5.38%, 07/15/2025	5,340,000	5,285,912
Devon Energy Corp., 5.85%, 12/15/2025	3,130,000	3,172,796
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	3,234,000	3,271,660
Enbridge, Inc. (Canada)
2.50%, 01/15/2025(b)	3,240,000	3,095,517
2.50%, 02/14/2025(b)	3,230,000	3,078,316
Energy Transfer L.P., 4.05%, 03/15/2025	6,470,000	6,314,177
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	7,439,000	7,300,057
EOG Resources, Inc., 3.15%, 04/01/2025	3,230,000	3,125,407
Equinor ASA (Norway), 2.88%, 04/06/2025	8,090,000	7,818,383
Exxon Mobil Corp.
2.71%, 03/06/2025(b)	11,320,000	10,940,523
2.99%, 03/19/2025	17,800,000	17,269,902
Kinder Morgan, Inc., 4.30%, 06/01/2025	9,710,000	9,528,919
Marathon Petroleum Corp., 4.70%, 05/01/2025	8,070,000	7,969,329
MPLX L.P.
4.00%, 02/15/2025	3,232,000	3,151,212
4.88%, 06/01/2025	7,694,000	7,607,197
Occidental Petroleum Corp.
5.88%, 09/01/2025	3,920,000	3,924,508
5.50%, 12/01/2025	3,000,000	2,989,800
ONEOK Partners L.P., 4.90%, 03/15/2025	3,240,000	3,197,090
Phillips 66, 3.85%, 04/09/2025(b)	4,211,000	4,112,850
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	6,471,000	6,364,695
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	12,941,000	12,941,114
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	17,760,000	17,309,158
Spectra Energy Partners L.P., 3.50%, 03/15/2025	3,240,000	3,129,366
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	6,461,000	6,208,151
Western Midstream Operating L.P., 3.35%, 02/01/2025	4,724,000	4,511,783
Williams Cos., Inc. (The)
3.90%, 01/15/2025	4,855,000	4,738,026
4.00%, 09/15/2025(b)	4,855,000	4,721,986
		226,453,149

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Passenger Airlines-0.30%
Southwest Airlines Co., 5.25%, 05/04/2025	$8,410,000	$8,371,998
Personal Care Products-0.11%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	3,139,000	3,037,294
Pharmaceuticals-3.74%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	12,911,000	12,516,432
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	6,460,000	5,909,151
Eli Lilly and Co., 2.75%, 06/01/2025(b)	3,615,000	3,489,970
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025(b)	6,470,000	6,339,596
Haleon UK Capital PLC, 3.13%, 03/24/2025	8,970,000	8,630,148
Johnson & Johnson
2.63%, 01/15/2025(b)	4,850,000	4,716,462
0.55%, 09/01/2025	6,470,000	5,952,221
Merck & Co., Inc., 2.75%, 02/10/2025(b)	16,181,000	15,702,009
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025(b)	6,460,000	6,154,310
3.00%, 11/20/2025	11,304,000	10,929,111
Pfizer, Inc., 0.80%, 05/28/2025(b)	4,850,000	4,506,804
Royalty Pharma PLC, 1.20%, 09/02/2025	6,471,000	5,850,892
Viatris, Inc., 1.65%, 06/22/2025	4,839,000	4,456,023
Zoetis, Inc.
4.50%, 11/13/2025	4,855,000	4,804,618
5.40%, 11/14/2025(b)	3,882,000	3,934,479
		103,892,226
Professional Services-0.43%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	6,460,000	6,291,375
Verisk Analytics, Inc., 4.00%, 06/15/2025	5,808,000	5,665,883
		11,957,258
Residential REITs-0.23%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	3,389,000	3,276,942
Essex Portfolio L.P., 3.50%, 04/01/2025	3,230,000	3,102,170
		6,379,112
Retail REITs-0.85%
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	4,420,000	4,249,635
Kimco Realty OP LLC, 3.30%, 02/01/2025	3,240,000	3,115,317
Realty Income Corp.
3.88%, 04/15/2025	3,225,000	3,141,304
4.63%, 11/01/2025(b)	3,530,000	3,493,239
Simon Property Group L.P., 3.50%, 09/01/2025	7,120,000	6,875,408
SITE Centers Corp., 3.63%, 02/01/2025(b)	2,950,000	2,780,976
		23,655,879
Semiconductors & Semiconductor Equipment-1.99%
Applied Materials, Inc., 3.90%, 10/01/2025	4,520,000	4,446,201
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	3,192,000	3,086,372
Intel Corp.
3.40%, 03/25/2025	9,690,000	9,470,119
3.70%, 07/29/2025	14,531,000	14,217,248
Lam Research Corp., 3.80%, 03/15/2025	3,230,000	3,174,600
Microchip Technology, Inc., 4.25%, 09/01/2025	7,761,000	7,567,054
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 3.45%, 05/20/2025	$8,832,000	$8,609,980
Texas Instruments, Inc., 1.38%, 03/12/2025(b)	4,860,000	4,591,141
		55,162,715
Software-3.53%
Adobe, Inc.
1.90%, 02/01/2025(b)	3,240,000	3,093,882
3.25%, 02/01/2025	6,468,000	6,323,395
Intuit, Inc., 0.95%, 07/15/2025	3,227,000	2,966,357
Microsoft Corp.
2.70%, 02/12/2025	14,561,000	14,124,632
3.13%, 11/03/2025(b)	19,371,000	18,845,042
Oracle Corp.
2.50%, 04/01/2025	22,653,000	21,605,574
2.95%, 05/15/2025(b)	16,142,000	15,482,881
5.80%, 11/10/2025(b)	6,471,000	6,586,185
Roper Technologies, Inc., 1.00%, 09/15/2025	4,544,000	4,144,475
VMware, Inc., 4.50%, 05/15/2025(b)	4,853,000	4,792,824
		97,965,247
Specialized REITs-0.89%
American Tower Corp.
2.40%, 03/15/2025	4,845,000	4,595,881
4.00%, 06/01/2025	4,838,000	4,706,462
1.30%, 09/15/2025	3,240,000	2,958,665
Crown Castle, Inc., 1.35%, 07/15/2025	3,240,000	2,982,193
Equinix, Inc., 1.00%, 09/15/2025(b)	4,528,000	4,089,330
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	5,500,000	5,386,176
		24,718,707
Specialty Retail-1.70%
AutoZone, Inc., 3.63%, 04/15/2025(b)	3,230,000	3,137,600
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	6,433,000	6,519,562
Home Depot, Inc. (The)
2.70%, 04/15/2025(b)	3,240,000	3,130,311
3.35%, 09/15/2025	6,470,000	6,296,503
4.00%, 09/15/2025	4,850,000	4,786,312
Leidos, Inc., 3.63%, 05/15/2025	3,240,000	3,129,678
Lowe’s Cos., Inc.
4.00%, 04/15/2025	4,850,000	4,761,002
4.40%, 09/08/2025	6,460,000	6,394,480
3.38%, 09/15/2025	4,855,000	4,689,761
Ross Stores, Inc., 4.60%, 04/15/2025	4,490,000	4,442,123
		47,287,332
Technology Hardware, Storage & Peripherals-2.63%
Apple, Inc.
2.75%, 01/13/2025	9,710,000	9,442,953
2.50%, 02/09/2025	9,710,000	9,391,758
1.13%, 05/11/2025	14,559,000	13,649,533
3.20%, 05/13/2025(b)	12,941,000	12,633,289
0.55%, 08/20/2025(b)	8,071,000	7,426,985
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	16,136,000	16,036,161
NetApp, Inc., 1.88%, 06/22/2025(b)	4,855,000	4,528,655
		73,109,334

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.39%
NIKE, Inc., 2.40%, 03/27/2025(b)	$6,470,000	$6,230,297
VF Corp., 2.40%, 04/23/2025	4,844,927	4,561,908
		10,792,205
Tobacco-1.25%
Altria Group, Inc., 2.35%, 05/06/2025	4,855,000	4,602,421
Philip Morris International, Inc.
1.50%, 05/01/2025(b)	4,855,000	4,547,629
3.38%, 08/11/2025(b)	4,853,000	4,702,773
5.00%, 11/17/2025(b)	4,855,000	4,864,836
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	16,180,000	15,836,031
		34,553,690
Trading Companies & Distributors-0.62%
Air Lease Corp.
2.30%, 02/01/2025(b)	4,856,000	4,582,382
3.25%, 03/01/2025	4,530,000	4,315,671
3.38%, 07/01/2025	5,500,000	5,219,538
WW Grainger, Inc., 1.85%, 02/15/2025	3,230,000	3,076,665
		17,194,256
Water Utilities-0.12%
American Water Capital Corp., 3.40%, 03/01/2025	3,390,000	3,301,597
Wireless Telecommunication Services-0.86%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	4,518,000	4,310,984
Sprint LLC, 7.63%, 02/15/2025	9,690,000	9,937,202
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	9,710,000	9,537,871
		23,786,057
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,831,887,031)		2,743,111,302
	Shares	Value
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $8,814,861)	8,814,861	$8,814,861
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.14% (Cost $2,840,701,892)		2,751,926,163
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.22%
Invesco Private Government Fund, 5.10%(c)(d)(e)	64,053,528	64,053,528
Invesco Private Prime Fund, 5.22%(c)(d)(e)	164,139,513	164,123,096
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $228,208,033)		228,176,624
TOTAL INVESTMENTS IN SECURITIES-107.36% (Cost $3,068,909,925)		2,980,102,787
OTHER ASSETS LESS LIABILITIES-(7.36)%		(204,308,035)
NET ASSETS-100.00%		$2,775,794,752

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,647,174	$76,971,890	$(74,804,203)	$-	$-	$8,814,861	$181,327
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$40,188,628	$279,215,174	$(255,350,274)	$-	$-	$64,053,528	$2,036,747*
Invesco Private Prime Fund	103,342,189	609,978,511	(549,152,493)	(36,470)	(8,641)	164,123,096	5,500,181*
Total	$150,177,991	$966,165,575	$(879,306,970)	$(36,470)	$(8,641)	$236,991,485	$7,718,255

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.14%
Aerospace & Defense-2.36%
Boeing Co. (The)
2.75%, 02/01/2026	$6,600,000	$6,183,197
2.20%, 02/04/2026	25,920,000	24,127,782
General Dynamics Corp.
1.15%, 06/01/2026	2,360,000	2,148,932
2.13%, 08/15/2026(b)	2,360,000	2,196,277
Lockheed Martin Corp., 3.55%, 01/15/2026	4,710,000	4,611,328
Raytheon Technologies Corp.
5.00%, 02/27/2026	2,360,000	2,376,853
2.65%, 11/01/2026(b)	3,386,000	3,179,517
		44,823,886
Air Freight & Logistics-0.30%
FedEx Corp., 3.25%, 04/01/2026(b)	3,530,000	3,405,591
United Parcel Service, Inc., 2.40%, 11/15/2026	2,360,000	2,213,964
		5,619,555
Automobile Components-0.41%
American Honda Finance Corp.
4.75%, 01/12/2026	2,360,000	2,365,790
1.30%, 09/09/2026	3,530,000	3,164,523
2.30%, 09/09/2026	2,352,000	2,184,287
		7,714,600
Automobiles-0.73%
PACCAR Financial Corp., 4.45%, 03/30/2026	2,360,000	2,356,944
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026(b)	4,716,000	4,310,087
Toyota Motor Credit Corp.
0.80%, 01/09/2026	3,300,000	2,987,436
1.13%, 06/18/2026	4,716,000	4,247,518
		13,901,985
Banks-18.43%
Bank of America Corp.
4.45%, 03/03/2026	9,426,000	9,222,293
3.50%, 04/19/2026(b)	11,782,000	11,359,023
4.25%, 10/22/2026	9,427,000	9,125,112
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026(b)	5,890,000	5,852,695
1.05%, 03/02/2026	4,473,000	4,007,553
1.35%, 06/24/2026(b)	3,537,000	3,160,848
1.30%, 09/15/2026(b)	4,244,000	3,749,353
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	9,730,000	9,448,180
BPCE S.A. (France), 3.38%, 12/02/2026(b)	2,860,000	2,683,915
Citigroup, Inc.
3.70%, 01/12/2026	9,422,000	9,111,630
4.60%, 03/09/2026	7,064,000	6,895,727
3.40%, 05/01/2026	9,424,000	9,028,448
3.20%, 10/21/2026	14,134,000	13,279,001
4.30%, 11/20/2026	4,713,000	4,551,005
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	7,030,000	6,606,379
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	7,410,000	6,353,705
Fifth Third Bank N.A., 3.85%, 03/15/2026	3,625,000	3,289,635
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026(b)	14,135,000	13,802,762
4.38%, 11/23/2026	6,967,000	6,687,379
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.30%, 04/01/2026	$11,786,000	$11,331,475
3.20%, 06/15/2026	8,243,000	7,858,142
2.95%, 10/01/2026	14,135,000	13,330,348
7.63%, 10/15/2026	2,353,000	2,539,517
4.13%, 12/15/2026(b)	9,430,000	9,240,789
KeyBank N.A.
4.70%, 01/26/2026(b)	2,250,000	2,077,857
3.40%, 05/20/2026	2,860,000	2,444,117
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	7,090,000	6,775,101
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	5,970,000	5,689,883
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	11,160,000	10,759,222
2.76%, 09/13/2026	4,690,000	4,331,732
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	4,750,000	4,395,848
Morgan Stanley Bank N.A., 4.75%, 04/21/2026	7,020,000	6,995,413
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	7,060,000	6,963,630
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	3,300,000	2,898,536
Royal Bank of Canada (Canada)
4.88%, 01/12/2026(b)	4,710,000	4,688,330
1.15%, 07/14/2026(b)	3,512,000	3,139,006
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	4,690,000	4,191,888
5.46%, 01/13/2026(b)	8,540,000	8,578,454
3.78%, 03/09/2026(b)	7,068,000	6,807,508
2.63%, 07/14/2026(b)	10,607,000	9,816,122
1.40%, 09/17/2026(b)	9,445,000	8,353,418
3.01%, 10/19/2026	7,007,000	6,536,337
Toronto-Dominion Bank (The) (Canada), 5.10%, 01/09/2026(b)	3,535,000	3,533,396
Truist Bank
3.30%, 05/15/2026	3,620,000	3,314,949
3.80%, 10/30/2026	3,990,000	3,645,575
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	6,307,000	5,789,680
Series W, 3.10%, 04/27/2026(b)	4,711,000	4,355,602
Wells Fargo & Co.
3.00%, 04/22/2026	16,497,000	15,610,193
4.10%, 06/03/2026	11,489,000	11,083,027
3.00%, 10/23/2026	16,490,000	15,392,266
		350,682,004
Beverages-1.27%
Constellation Brands, Inc.
5.00%, 02/02/2026(b)	2,355,000	2,355,871
3.70%, 12/06/2026	2,828,000	2,717,687
Molson Coors Beverage Co., 3.00%, 07/15/2026	9,421,000	8,876,012
PepsiCo, Inc.
4.55%, 02/13/2026	2,360,000	2,373,762
2.85%, 02/24/2026	3,530,000	3,395,353
2.38%, 10/06/2026(b)	4,713,000	4,449,736
		24,168,421
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Biotechnology-3.43%
AbbVie, Inc.
3.20%, 05/14/2026	$9,428,000	$9,053,885
2.95%, 11/21/2026	18,808,000	17,747,140
Amgen, Inc.
5.51%, 03/02/2026	7,070,000	7,071,971
2.60%, 08/19/2026	5,890,000	5,499,349
Gilead Sciences, Inc., 3.65%, 03/01/2026	12,963,000	12,587,793
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	14,140,000	13,349,030
		65,309,168
Broadline Retail-0.79%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	12,960,000	11,756,270
eBay, Inc., 1.40%, 05/10/2026	3,530,000	3,195,062
		14,951,332
Building Products-0.12%
Johnson Controls International PLC, 3.90%, 02/14/2026	2,290,000	2,223,360
Capital Markets-6.92%
Ameriprise Financial, Inc., 2.88%, 09/15/2026(b)	2,270,000	2,140,769
Ares Capital Corp.
3.88%, 01/15/2026	5,420,000	5,034,972
2.15%, 07/15/2026(b)	4,715,000	4,102,298
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	3,249,000	2,921,465
2.80%, 05/04/2026	3,537,000	3,350,966
2.45%, 08/17/2026	3,536,000	3,274,140
1.05%, 10/15/2026(b)	2,357,000	2,066,438
Blackstone Secured Lending Fund
3.63%, 01/15/2026	3,730,000	3,437,922
2.75%, 09/16/2026	3,269,000	2,854,700
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	2,360,000	2,277,757
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	5,890,000	5,170,085
1.15%, 05/13/2026	4,670,000	4,099,255
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	3,750,000	3,352,868
FS KKR Capital Corp., 3.40%, 01/15/2026(b)	4,710,000	4,274,378
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	2,360,000	2,161,619
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	8,244,000	7,966,205
3.50%, 11/16/2026	12,934,000	12,267,138
Morgan Stanley
3.88%, 01/27/2026	14,141,000	13,772,828
3.13%, 07/27/2026	14,138,000	13,342,962
6.25%, 08/09/2026	3,430,000	3,534,686
4.35%, 09/08/2026	10,525,000	10,270,992
Nasdaq, Inc., 3.85%, 06/30/2026(b)	2,360,000	2,308,876
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	2,900,000	2,902,190
1.65%, 07/14/2026	5,800,000	5,122,331
Owl Rock Capital Corp.
4.25%, 01/15/2026	2,330,000	2,157,288
3.40%, 07/15/2026	4,710,000	4,171,033
State Street Corp., 2.65%, 05/19/2026	3,537,000	3,333,811
		131,669,972
	Principal Amount	Value
Chemicals-0.89%
Ecolab, Inc., 2.70%, 11/01/2026(b)	$3,530,000	$3,341,796
EIDP, Inc., 4.50%, 05/15/2026	1,803,000	1,787,207
FMC Corp., 3.20%, 10/01/2026	2,340,000	2,185,606
Linde, Inc., 3.20%, 01/30/2026	3,420,000	3,325,844
PPG Industries, Inc., 1.20%, 03/15/2026(b)	3,300,000	2,976,675
Westlake Corp., 3.60%, 08/15/2026	3,530,000	3,362,647
		16,979,775
Commercial Services & Supplies-0.12%
Republic Services, Inc., 2.90%, 07/01/2026(b)	2,355,000	2,227,332
Communications Equipment-0.70%
Cisco Systems, Inc.
2.95%, 02/28/2026	3,537,000	3,409,793
2.50%, 09/20/2026(b)	7,070,000	6,686,941
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	3,500,000	3,265,325
		13,362,059
Consumer Finance-2.72%
American Express Co.
4.90%, 02/13/2026(b)	5,610,000	5,607,185
1.65%, 11/04/2026	5,183,000	4,648,736
Capital One Financial Corp., 3.75%, 07/28/2026	7,064,000	6,621,166
Discover Bank, 3.45%, 07/27/2026	4,790,000	4,407,883
General Motors Financial Co., Inc.
1.25%, 01/08/2026	7,068,000	6,349,138
5.25%, 03/01/2026	5,890,000	5,844,615
5.40%, 04/06/2026	7,720,000	7,688,121
1.50%, 06/10/2026	5,890,000	5,238,950
4.00%, 10/06/2026	3,530,000	3,367,693
Synchrony Financial, 3.70%, 08/04/2026	2,359,000	2,060,326
		51,833,813
Consumer Staples Distribution & Retail-1.46%
Kroger Co. (The)
3.50%, 02/01/2026	2,361,000	2,284,915
2.65%, 10/15/2026	3,530,000	3,304,032
Sysco Corp., 3.30%, 07/15/2026	4,714,000	4,504,472
Target Corp., 2.50%, 04/15/2026	4,710,000	4,495,305
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(b)	6,820,000	6,475,338
Walmart, Inc.
4.00%, 04/15/2026	1,515,000	1,505,934
1.05%, 09/17/2026(b)	5,845,000	5,268,995
		27,838,991
Containers & Packaging-0.34%
Berry Global, Inc., 1.57%, 01/15/2026	7,180,000	6,507,809
Diversified Telecommunication Services-1.55%
AT&T, Inc., 1.70%, 03/25/2026	14,140,000	12,930,414
Verizon Communications, Inc.
1.45%, 03/20/2026	9,035,000	8,268,704
2.63%, 08/15/2026	8,810,000	8,275,761
		29,474,879
Electric Utilities-3.36%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	2,523,000	2,391,071
Commonwealth Edison Co., 2.55%, 06/15/2026	2,356,000	2,210,325

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	$2,830,000	$2,675,718
Duke Energy Corp., 2.65%, 09/01/2026(b)	7,065,000	6,563,335
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	3,530,000	3,343,014
Entergy Arkansas LLC, 3.50%, 04/01/2026	2,829,000	2,736,300
Entergy Corp., 2.95%, 09/01/2026	3,530,000	3,288,010
Exelon Corp., 3.40%, 04/15/2026	3,536,000	3,383,118
Fortis, Inc. (Canada), 3.06%, 10/04/2026	5,185,000	4,842,439
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	2,830,000	2,813,828
1.00%, 06/15/2026	2,832,000	2,533,010
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	9,195,775	8,603,420
PPL Capital Funding, Inc., 3.10%, 05/15/2026(b)	3,059,000	2,908,973
Southern Co. (The), 3.25%, 07/01/2026	8,250,000	7,846,602
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	2,355,000	2,140,890
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	3,536,000	3,406,528
Xcel Energy, Inc., 3.35%, 12/01/2026	2,358,000	2,244,213
		63,930,794
Electrical Equipment-0.17%
Emerson Electric Co., 0.88%, 10/15/2026	3,530,000	3,137,466
Electronic Equipment, Instruments & Components-0.85%
Avnet, Inc., 4.63%, 04/15/2026(b)	2,590,000	2,518,629
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	4,710,000	4,219,161
Jabil, Inc., 1.70%, 04/15/2026	2,360,000	2,124,882
TD SYNNEX Corp., 1.75%, 08/09/2026	3,289,000	2,865,147
Tyco Electronics Group S.A., 4.50%, 02/13/2026	2,355,000	2,343,049
Vontier Corp., 1.80%, 04/01/2026	2,358,000	2,098,769
		16,169,637
Energy Equipment & Services-0.13%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	2,825,000	2,565,852
Entertainment-1.38%
Activision Blizzard, Inc., 3.40%, 09/15/2026	4,003,000	3,853,126
Netflix, Inc., 4.38%, 11/15/2026(b)	4,710,000	4,632,728
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	2,360,000	2,350,853
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026(b)	4,710,000	4,528,066
1.85%, 07/30/2026	4,711,000	4,348,938
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	7,070,000	6,586,939
		26,300,650
Financial Services-3.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026(b)	4,675,000	4,189,403
2.45%, 10/29/2026	17,690,000	15,783,866
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	11,785,000	11,456,694
	Principal Amount	Value
Financial Services-(continued)
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	$5,800,000	$4,950,300
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	5,892,000	5,282,659
Fiserv, Inc., 3.20%, 07/01/2026	9,422,000	8,900,976
Global Payments, Inc.
1.20%, 03/01/2026(b)	5,181,000	4,619,769
4.80%, 04/01/2026(b)	3,538,000	3,464,895
Mastercard, Inc., 2.95%, 11/21/2026	3,530,000	3,374,877
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	5,890,000	5,533,909
Voya Financial, Inc., 3.65%, 06/15/2026	2,110,000	1,997,910
Western Union Co. (The), 1.35%, 03/15/2026	2,832,000	2,518,101
		72,073,359
Food Products-1.36%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	4,716,000	4,450,636
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	3,301,000	3,121,343
Hershey Co. (The), 2.30%, 08/15/2026(b)	2,353,000	2,219,777
Ingredion, Inc., 3.20%, 10/01/2026	2,360,000	2,223,223
Kellogg Co., 3.25%, 04/01/2026	3,530,000	3,377,581
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	8,840,000	8,389,108
McCormick & Co., Inc., 0.90%, 02/15/2026	2,360,000	2,114,877
		25,896,545
Gas Utilities-0.24%
National Fuel Gas Co., 5.50%, 01/15/2026	2,361,000	2,345,146
Southern California Gas Co., Series TT, 2.60%, 06/15/2026(b)	2,360,000	2,218,509
		4,563,655
Ground Transportation-0.92%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	2,360,000	2,244,901
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026(b)	4,711,000	4,276,250
CSX Corp., 2.60%, 11/01/2026	3,300,000	3,078,514
Norfolk Southern Corp., 2.90%, 06/15/2026	2,830,000	2,682,917
Union Pacific Corp.
4.75%, 02/21/2026	2,360,000	2,370,841
2.75%, 03/01/2026(b)	3,060,000	2,917,514
		17,570,937
Health Care Equipment & Supplies-0.83%
Abbott Laboratories, 3.75%, 11/30/2026	8,016,000	7,911,889
Baxter International, Inc., 2.60%, 08/15/2026	3,530,000	3,272,661
Stryker Corp., 3.50%, 03/15/2026	4,717,000	4,565,853
		15,750,403
Health Care Providers & Services-3.74%
Cigna Group (The)
4.50%, 02/25/2026	5,811,000	5,749,946
1.25%, 03/15/2026	3,772,000	3,411,945
CVS Health Corp.
5.00%, 02/20/2026	7,070,000	7,079,982
2.88%, 06/01/2026	8,243,000	7,799,828

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc.
4.90%, 02/08/2026(b)	$2,360,000	$2,348,554
1.50%, 03/15/2026	3,530,000	3,225,225
HCA, Inc.
5.88%, 02/15/2026	7,067,000	7,102,672
5.25%, 06/15/2026	7,070,000	7,023,543
5.38%, 09/01/2026	4,712,000	4,693,938
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	2,356,000	2,118,189
McKesson Corp.
5.25%, 02/15/2026	2,353,000	2,349,230
1.30%, 08/15/2026(b)	2,360,000	2,102,769
Quest Diagnostics, Inc., 3.45%, 06/01/2026(b)	2,359,000	2,265,230
UnitedHealth Group, Inc.
1.25%, 01/15/2026(b)	2,360,000	2,169,151
3.10%, 03/15/2026(b)	4,710,000	4,545,780
1.15%, 05/15/2026(b)	4,716,000	4,296,341
Universal Health Services, Inc., 1.65%, 09/01/2026	3,299,000	2,906,883
		71,189,206
Health Care REITs-0.70%
Healthpeak OP LLC, 3.25%, 07/15/2026(b)	3,060,000	2,874,482
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	2,827,000	2,750,336
Sabra Health Care L.P., 5.13%, 08/15/2026	2,355,000	2,231,732
Ventas Realty L.P., 4.13%, 01/15/2026	2,358,000	2,265,428
Welltower OP LLC, 4.25%, 04/01/2026	3,295,000	3,214,691
		13,336,669
Hotels, Restaurants & Leisure-1.38%
Booking Holdings, Inc., 3.60%, 06/01/2026(b)	4,715,000	4,569,012
Expedia Group, Inc., 5.00%, 02/15/2026	3,530,000	3,512,342
Marriott International, Inc., Series R, 3.13%, 06/15/2026	3,530,000	3,335,845
McDonald’s Corp., 3.70%, 01/30/2026	8,243,000	8,037,198
Starbucks Corp.
4.75%, 02/15/2026	4,680,000	4,676,723
2.45%, 06/15/2026	2,353,000	2,211,300
		26,342,420
Household Durables-0.25%
DR Horton, Inc., 1.30%, 10/15/2026	2,825,000	2,503,617
PulteGroup, Inc., 5.50%, 03/01/2026	2,332,000	2,342,444
		4,846,061
Household Products-0.86%
Colgate-Palmolive Co., 4.80%, 03/02/2026	2,360,000	2,397,472
Procter & Gamble Co. (The)
4.10%, 01/26/2026	3,060,000	3,047,130
2.70%, 02/02/2026	2,807,000	2,714,360
1.00%, 04/23/2026	4,717,000	4,300,881
2.45%, 11/03/2026	4,126,000	3,896,878
		16,356,721
Independent Power and Renewable Electricity Producers-0.18%
AES Corp. (The), 1.38%, 01/15/2026	3,760,000	3,355,409
	Principal Amount	Value
Industrial Conglomerates-0.50%
3M Co., 2.25%, 09/19/2026(b)	$3,063,000	$2,822,531
Honeywell International, Inc., 2.50%, 11/01/2026	7,070,000	6,674,623
		9,497,154
Insurance-1.80%
Allstate Corp. (The), 3.28%, 12/15/2026	2,587,000	2,463,040
American International Group, Inc., 3.90%, 04/01/2026	3,537,000	3,431,131
Arch Capital Finance LLC, 4.01%, 12/15/2026	2,357,000	2,287,131
Chubb INA Holdings, Inc., 3.35%, 05/03/2026(b)	7,067,000	6,895,706
CNA Financial Corp., 4.50%, 03/01/2026	2,359,000	2,311,702
Loews Corp., 3.75%, 04/01/2026	2,357,000	2,305,632
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	4,710,000	4,592,612
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	2,832,000	2,761,912
Old Republic International Corp., 3.88%, 08/26/2026(b)	2,593,000	2,472,818
Prudential Financial, Inc., 1.50%, 03/10/2026(b)	2,353,000	2,162,637
Trinity Acquisition PLC, 4.40%, 03/15/2026	2,590,000	2,522,190
		34,206,511
Interactive Media & Services-0.46%
Alphabet, Inc., 2.00%, 08/15/2026(b)	9,421,000	8,819,863
IT Services-0.96%
CGI, Inc. (Canada), 1.45%, 09/14/2026(b)	2,825,000	2,531,626
DXC Technology Co., 1.80%, 09/15/2026	3,268,000	2,870,418
International Business Machines Corp.
4.50%, 02/06/2026	3,980,000	3,962,809
3.45%, 02/19/2026	6,400,000	6,196,499
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,130,000	2,679,554
		18,240,906
Leisure Products-0.16%
Hasbro, Inc., 3.55%, 11/19/2026	3,181,000	2,995,028
Machinery-2.67%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	4,240,000	4,263,377
0.90%, 03/02/2026	3,530,000	3,194,576
4.35%, 05/15/2026(b)	5,726,000	5,699,279
1.15%, 09/14/2026(b)	2,352,000	2,109,156
CNH Industrial Capital LLC
1.88%, 01/15/2026	2,355,000	2,160,546
1.45%, 07/15/2026	2,830,000	2,514,064
Fortive Corp., 3.15%, 06/15/2026	4,240,000	4,020,245
Illinois Tool Works, Inc., 2.65%, 11/15/2026	4,710,000	4,464,986
John Deere Capital Corp.
4.80%, 01/09/2026(b)	5,660,000	5,697,425
0.70%, 01/15/2026	4,240,000	3,845,860
5.05%, 03/03/2026(b)	2,590,000	2,627,061
2.65%, 06/10/2026	2,360,000	2,231,761
1.05%, 06/17/2026(b)	2,588,000	2,344,058
Wabtec Corp., 3.45%, 11/15/2026	3,513,000	3,312,163
Xylem, Inc., 3.25%, 11/01/2026(b)	2,354,000	2,233,283
		50,717,840
Media-1.22%
Comcast Corp., 3.15%, 03/01/2026	10,370,000	10,017,606

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Media-(continued)
Discovery Communications LLC, 4.90%, 03/11/2026	$3,300,000	$3,259,057
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	6,600,000	6,371,505
Paramount Global, 4.00%, 01/15/2026	3,739,000	3,546,323
		23,194,491
Multi-Utilities-0.74%
CenterPoint Energy, Inc., 1.45%, 06/01/2026	2,356,000	2,118,732
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026(b)	2,659,000	2,402,311
DTE Energy Co., 2.85%, 10/01/2026	2,830,000	2,635,701
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	2,360,000	2,235,449
WEC Energy Group, Inc., 4.75%, 01/09/2026	4,710,000	4,687,442
		14,079,635
Office REITs-0.45%
Boston Properties L.P.
3.65%, 02/01/2026	4,710,000	4,364,840
2.75%, 10/01/2026	4,714,000	4,145,001
		8,509,841
Oil, Gas & Consumable Fuels-7.05%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	2,593,000	2,638,534
Chevron Corp., 2.95%, 05/16/2026	10,603,000	10,184,634
Diamondback Energy, Inc., 3.25%, 12/01/2026	3,679,000	3,508,809
Enbridge, Inc. (Canada)
1.60%, 10/04/2026(b)	2,361,000	2,111,849
4.25%, 12/01/2026	3,530,000	3,434,464
Energy Transfer L.P.
4.75%, 01/15/2026	4,710,000	4,642,746
3.90%, 07/15/2026	2,589,000	2,472,620
Enterprise Products Operating LLC
5.05%, 01/10/2026	3,530,000	3,559,256
3.70%, 02/15/2026	4,122,000	4,015,663
EOG Resources, Inc., 4.15%, 01/15/2026(b)	3,530,000	3,492,520
Equinor ASA (Norway), 1.75%, 01/22/2026	3,530,000	3,280,969
Exxon Mobil Corp.
3.04%, 03/01/2026	11,780,000	11,368,115
2.28%, 08/16/2026	4,716,000	4,432,037
HF Sinclair Corp., 5.88%, 04/01/2026(b)	3,750,000	3,770,469
Kinder Morgan, Inc., 1.75%, 11/15/2026	2,358,000	2,101,989
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	3,064,000	3,038,376
MPLX L.P., 1.75%, 03/01/2026	7,067,000	6,445,038
Occidental Petroleum Corp., 5.55%, 03/15/2026(b)	4,010,000	4,003,664
ONEOK, Inc., 5.85%, 01/15/2026	2,826,000	2,859,640
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	2,165,000	2,154,132
Phillips 66, 1.30%, 02/15/2026	2,352,000	2,136,852
Pioneer Natural Resources Co.
1.13%, 01/15/2026	3,532,000	3,197,481
5.10%, 03/29/2026	5,188,000	5,189,711
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	3,538,000	3,421,748
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	$7,071,000	$7,176,567
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026(b)	8,249,000	7,899,922
2.50%, 09/12/2026	4,711,000	4,433,419
Spectra Energy Partners L.P., 3.38%, 10/15/2026	2,823,000	2,670,666
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	4,006,000	3,982,828
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	4,715,000	4,997,657
Valero Energy Corp., 3.40%, 09/15/2026	1,981,000	1,886,294
Williams Cos., Inc. (The), 5.40%, 03/02/2026	3,530,000	3,560,178
		134,068,847
Passenger Airlines-0.22%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	4,040,000	4,244,311
Personal Care Products-0.16%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	3,283,000	3,062,484
Pharmaceuticals-2.49%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	5,890,000	5,334,892
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026(b)	5,659,000	5,096,346
Johnson & Johnson, 2.45%, 03/01/2026	9,421,000	8,983,426
Merck & Co., Inc., 0.75%, 02/24/2026(b)	4,714,000	4,293,203
Pfizer, Inc.
2.75%, 06/03/2026(b)	5,895,000	5,635,275
3.00%, 12/15/2026	8,250,000	7,881,476
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	10,587,000	10,069,052
		47,293,670
Professional Services-0.24%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	2,357,000	2,251,093
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	2,353,000	2,254,560
		4,505,653
Real Estate Management & Development-0.15%
CBRE Services, Inc., 4.88%, 03/01/2026	2,829,000	2,780,190
Residential REITs-0.12%
ERP Operating L.P., 2.85%, 11/01/2026	2,360,000	2,192,079
Retail REITs-0.92%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	2,823,000	2,663,189
Kimco Realty OP LLC, 2.80%, 10/01/2026	2,358,000	2,168,311
Realty Income Corp.
4.88%, 06/01/2026	2,810,000	2,791,737
4.13%, 10/15/2026	3,065,000	2,991,636
Simon Property Group L.P.
3.30%, 01/15/2026	3,770,000	3,612,021
3.25%, 11/30/2026	3,532,000	3,330,530
		17,557,424
Semiconductors & Semiconductor Equipment-1.40%
Analog Devices, Inc., 3.50%, 12/05/2026(b)	4,211,000	4,090,057

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.
4.88%, 02/10/2026	$7,070,000	$7,111,347
2.60%, 05/19/2026	4,714,000	4,465,319
Marvell Technology, Inc., 1.65%, 04/15/2026(b)	2,353,000	2,127,167
NVIDIA Corp., 3.20%, 09/16/2026(b)	4,710,000	4,566,404
Skyworks Solutions, Inc., 1.80%, 06/01/2026	2,353,000	2,104,586
Texas Instruments, Inc., 1.13%, 09/15/2026	2,355,000	2,123,450
		26,588,330
Software-2.86%
Fortinet, Inc., 1.00%, 03/15/2026	2,355,000	2,118,939
Microsoft Corp., 2.40%, 08/08/2026	18,850,000	17,882,618
Oracle Corp.
1.65%, 03/25/2026	12,960,000	11,840,129
2.65%, 07/15/2026	14,133,000	13,187,284
Roper Technologies, Inc., 3.80%, 12/15/2026	3,300,000	3,175,302
VMware, Inc., 1.40%, 08/15/2026	7,070,000	6,263,094
		54,467,366
Specialized REITs-2.04%
American Tower Corp.
4.40%, 02/15/2026	2,360,000	2,308,460
1.60%, 04/15/2026	3,296,000	2,978,124
1.45%, 09/15/2026	2,830,000	2,506,479
3.38%, 10/15/2026	4,710,000	4,442,163
Crown Castle, Inc.
4.45%, 02/15/2026	4,240,000	4,166,217
3.70%, 06/15/2026	3,530,000	3,383,662
1.05%, 07/15/2026(b)	4,710,000	4,147,421
Equinix, Inc., 1.45%, 05/15/2026(b)	3,300,000	2,956,355
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	4,595,000	4,467,346
LifeStorage L.P., 3.50%, 07/01/2026	2,823,000	2,686,409
Public Storage
0.88%, 02/15/2026	2,338,000	2,098,185
1.50%, 11/09/2026(b)	3,030,000	2,731,354
		38,872,175
Specialty Retail-3.12%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	21,110,000	21,613,461
4.90%, 10/01/2026	8,057,000	8,006,475
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	6,128,000	5,917,313
2.13%, 09/15/2026	4,710,000	4,383,157
Lowe’s Cos., Inc.
4.80%, 04/01/2026(b)	4,710,000	4,700,070
2.50%, 04/15/2026(b)	6,364,000	5,999,794
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	2,357,000	2,282,059
Ross Stores, Inc., 0.88%, 04/15/2026	2,355,000	2,094,383
TJX Cos., Inc. (The), 2.25%, 09/15/2026	4,714,000	4,394,765
		59,391,477
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-3.27%
Apple, Inc.
0.70%, 02/08/2026	$11,785,000	$10,719,618
3.25%, 02/23/2026	15,320,000	14,902,909
2.45%, 08/04/2026	10,607,000	10,048,121
2.05%, 09/11/2026	9,430,000	8,804,144
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	3,533,000	3,244,902
HP, Inc., 1.45%, 06/17/2026	4,640,000	4,176,354
Western Digital Corp., 4.75%, 02/15/2026	10,840,000	10,338,424
		62,234,472
Textiles, Apparel & Luxury Goods-0.23%
NIKE, Inc., 2.38%, 11/01/2026	4,709,000	4,417,511
Tobacco-1.44%
Altria Group, Inc., 2.63%, 09/16/2026(b)	2,352,000	2,198,173
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	4,717,000	4,413,749
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	7,072,000	6,375,832
Philip Morris International, Inc.
4.88%, 02/13/2026(b)	7,950,000	7,936,535
2.75%, 02/25/2026	3,537,000	3,348,679
0.88%, 05/01/2026(b)	3,539,000	3,173,791
		27,446,759
Trading Companies & Distributors-0.60%
Air Lease Corp.
2.88%, 01/15/2026(b)	6,830,000	6,353,955
1.88%, 08/15/2026	5,660,000	5,004,102
		11,358,057
Wireless Telecommunication Services-1.19%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026(b)	2,360,000	2,175,934
Sprint LLC, 7.63%, 03/01/2026	7,070,000	7,397,863
T-Mobile USA, Inc.
2.25%, 02/15/2026	8,479,000	7,866,961
2.63%, 04/15/2026(b)	5,660,000	5,278,242
		22,719,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.14% (Cost $1,964,542,318)		1,886,135,799
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.41%
Invesco Private Government Fund, 5.10%(c)(d)(e)	55,444,148	55,444,148
Invesco Private Prime Fund, 5.22%(c)(d)(e)	142,618,171	142,603,906
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,071,766)		198,048,054
TOTAL INVESTMENTS IN SECURITIES-109.55% (Cost $2,162,614,084)		2,084,183,853
OTHER ASSETS LESS LIABILITIES-(9.55)%		(181,735,803)
NET ASSETS-100.00%		$1,902,448,050

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,406,597	$47,236,684	$(49,643,281)	$-	$-	$-	$106,708
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,753,126	230,114,998	(199,423,976)	-	-	55,444,148	1,648,288*
Invesco Private Prime Fund	63,650,897	527,054,041	(448,087,562)	(26,774)	13,304	142,603,906	4,468,204*
Total	$90,810,620	$804,405,723	$(697,154,819)	$(26,774)	$13,304	$198,048,054	$6,223,200

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.82%
Aerospace & Defense-1.95%
Boeing Co. (The), 5.04%, 05/01/2027	$5,345,000	$5,309,002
General Dynamics Corp.
3.50%, 04/01/2027	2,002,000	1,929,093
2.63%, 11/15/2027	1,341,000	1,238,461
Howmet Aerospace, Inc., 5.90%, 02/01/2027	1,671,000	1,700,898
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	1,599,000	1,479,391
Lockheed Martin Corp., 5.10%, 11/15/2027	2,002,000	2,060,370
Northrop Grumman Corp., 3.20%, 02/01/2027	2,002,000	1,910,692
Raytheon Technologies Corp., 3.13%, 05/04/2027(b)	2,943,000	2,788,225
		18,416,132
Air Freight & Logistics-0.27%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	2,670,000	2,535,802
Automobile Components-0.56%
American Honda Finance Corp., 2.35%, 01/08/2027	1,335,000	1,236,522
BorgWarner, Inc., 2.65%, 07/01/2027(b)	2,943,000	2,696,016
Lear Corp., 3.80%, 09/15/2027	1,451,000	1,366,147
		5,298,685
Automobiles-2.16%
General Motors Co.
4.20%, 10/01/2027(b)	2,002,000	1,911,028
6.80%, 10/01/2027(b)	2,672,000	2,804,245
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	2,672,000	2,491,848
Toyota Motor Credit Corp.
3.20%, 01/11/2027	2,002,000	1,908,150
1.90%, 01/13/2027	2,002,000	1,821,784
3.05%, 03/22/2027(b)	3,746,000	3,541,193
1.15%, 08/13/2027	1,605,000	1,403,973
4.55%, 09/20/2027(b)	2,672,000	2,666,146
5.45%, 11/10/2027	1,842,000	1,902,751
		20,451,118
Banks-13.09%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	2,600,000	2,489,299
5.29%, 08/18/2027(b)	4,600,000	4,552,465
Bank of America Corp.
3.25%, 10/21/2027	6,686,000	6,261,175
Series L, 4.18%, 11/25/2027	5,345,000	5,127,919
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	3,343,000	3,084,808
Series H, 4.70%, 09/14/2027	2,676,000	2,645,338
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	2,002,000	1,802,181
2.95%, 03/11/2027(b)	1,872,000	1,742,380
Canadian Imperial Bank of Commerce (Canada), 3.45%, 04/07/2027(b)	2,670,000	2,525,814
Citigroup, Inc., 4.45%, 09/29/2027(b)	10,289,000	9,892,593
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	2,730,000	2,632,525
Fifth Third Bancorp, 2.55%, 05/05/2027(b)	1,982,000	1,736,433
Fifth Third Bank N.A., 2.25%, 02/01/2027	1,500,000	1,318,624
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
8.00%, 04/29/2027	$1,333,000	$1,477,591
4.25%, 10/01/2027	4,014,000	3,919,869
3.63%, 12/01/2027	2,943,000	2,783,449
KeyBank N.A., 5.85%, 11/15/2027(b)	2,750,000	2,554,247
KeyCorp, 2.25%, 04/06/2027	2,117,000	1,746,908
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	3,250,000	3,079,602
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	1,250,000	1,085,932
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	2,517,000	2,430,666
3.29%, 07/25/2027	2,673,000	2,500,684
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	1,400,000	1,331,808
3.17%, 09/11/2027	2,820,000	2,603,925
PNC Bank N.A., 3.10%, 10/25/2027	2,650,000	2,441,753
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	1,972,000	1,837,877
Royal Bank of Canada (Canada)
2.05%, 01/21/2027(b)	1,338,000	1,210,431
3.63%, 05/04/2027(b)	3,203,000	3,054,405
4.24%, 08/03/2027	3,343,000	3,250,254
6.00%, 11/01/2027	3,610,000	3,742,515
Santander Holdings USA, Inc., 4.40%, 07/13/2027	2,809,000	2,672,458
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	3,307,000	3,124,241
2.17%, 01/14/2027	1,400,000	1,258,976
3.36%, 07/12/2027	4,634,000	4,366,686
3.35%, 10/18/2027	2,002,000	1,863,418
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027	1,985,000	1,781,132
2.80%, 03/10/2027	2,943,000	2,708,260
4.11%, 06/08/2027	4,014,000	3,864,995
4.69%, 09/15/2027	4,014,000	3,941,383
Truist Financial Corp., 1.13%, 08/03/2027(b)	1,982,000	1,671,488
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	3,443,000	3,211,542
Wells Fargo & Co., 4.30%, 07/22/2027	6,686,000	6,448,348
		123,776,397
Beverages-1.85%
Coca-Cola Co. (The)
3.38%, 03/25/2027	2,672,000	2,605,806
2.90%, 05/25/2027	1,341,000	1,280,265
1.45%, 06/01/2027(b)	4,014,000	3,646,269
Constellation Brands, Inc.
3.50%, 05/09/2027	1,341,000	1,282,806
4.35%, 05/09/2027	1,600,000	1,572,407
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	1,930,000	1,987,080
PepsiCo, Inc.
2.63%, 03/19/2027	1,341,000	1,263,375
3.00%, 10/15/2027	4,014,000	3,822,178
		17,460,186
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Biotechnology-1.23%
Amgen, Inc.
2.20%, 02/21/2027	$4,611,000	$4,227,684
3.20%, 11/02/2027(b)	2,672,000	2,515,084
Gilead Sciences, Inc.
2.95%, 03/01/2027	3,343,000	3,157,214
1.20%, 10/01/2027(b)	2,002,000	1,739,039
		11,639,021
Broadline Retail-2.60%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	5,345,000	5,154,135
1.20%, 06/03/2027(b)	3,343,000	2,969,213
3.15%, 08/22/2027	9,358,000	8,932,685
4.55%, 12/01/2027(b)	5,350,000	5,394,929
eBay, Inc., 3.60%, 06/05/2027(b)	2,272,000	2,165,315
		24,616,277
Building Products-0.16%
Carlisle Cos., Inc., 3.75%, 12/01/2027	1,601,000	1,528,244
Capital Markets-5.97%
Ares Capital Corp., 2.88%, 06/15/2027(b)	1,315,000	1,147,028
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027	2,270,000	2,055,198
3.25%, 05/16/2027	2,000,000	1,894,027
BlackRock, Inc., 3.20%, 03/15/2027	1,870,000	1,799,535
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	1,640,000	1,386,264
Cboe Global Markets, Inc., 3.65%, 01/12/2027	1,740,000	1,670,552
Charles Schwab Corp. (The)
3.20%, 03/02/2027	1,735,000	1,594,216
2.45%, 03/03/2027	4,008,000	3,589,790
3.30%, 04/01/2027	1,970,000	1,819,740
FactSet Research Systems, Inc., 2.90%, 03/01/2027	1,341,000	1,241,041
FS KKR Capital Corp., 3.25%, 07/15/2027	1,335,000	1,145,854
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	2,162,000	2,214,110
3.85%, 01/26/2027	8,017,000	7,706,213
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	2,007,000	1,983,200
Morgan Stanley
3.63%, 01/20/2027	8,017,000	7,687,227
3.95%, 04/23/2027	5,345,000	5,084,419
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	3,400,000	3,025,819
5.39%, 07/06/2027(b)	1,350,000	1,329,690
Northern Trust Corp., 4.00%, 05/10/2027(b)	2,673,000	2,601,404
Owl Rock Capital Corp., 2.63%, 01/15/2027(b)	1,321,000	1,118,303
S&P Global, Inc.
2.95%, 01/22/2027	1,341,000	1,273,647
2.45%, 03/01/2027	3,310,000	3,074,175
		56,441,452
Chemicals-2.07%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	1,742,000	1,586,009
Albemarle Corp., 4.65%, 06/01/2027	1,742,000	1,709,077
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	5,344,000	5,384,055
	Principal Amount	Value
Chemicals-(continued)
Ecolab, Inc.
1.65%, 02/01/2027	$1,341,000	$1,216,439
3.25%, 12/01/2027(b)	1,341,000	1,279,598
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	1,583,000	1,513,007
Mosaic Co. (The), 4.05%, 11/15/2027(b)	1,872,000	1,793,170
Olin Corp., 5.13%, 09/15/2027	1,340,000	1,270,439
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	4,013,000	3,815,295
		19,567,089
Commercial Services & Supplies-0.65%
Cintas Corp. No. 2, 3.70%, 04/01/2027	2,672,000	2,601,066
Republic Services, Inc., 3.38%, 11/15/2027(b)	1,742,000	1,658,539
Waste Management, Inc., 3.15%, 11/15/2027(b)	2,002,000	1,896,322
		6,155,927
Communications Equipment-0.13%
Nokia OYJ (Finland), 4.38%, 06/12/2027	1,341,000	1,277,025
Construction Materials-0.13%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	1,321,000	1,253,593
Consumer Finance-4.04%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	1,964,000	1,835,199
7.10%, 11/15/2027(b)	2,002,000	2,047,836
American Express Co.
2.55%, 03/04/2027	4,674,000	4,296,086
3.30%, 05/03/2027	4,420,000	4,171,613
5.85%, 11/05/2027	4,014,000	4,174,080
Capital One Financial Corp.
3.75%, 03/09/2027	3,609,000	3,379,004
3.65%, 05/11/2027(b)	2,670,000	2,505,519
Discover Financial Services, 4.10%, 02/09/2027	2,678,000	2,498,027
General Motors Financial Co., Inc.
4.35%, 01/17/2027	3,343,000	3,225,745
2.35%, 02/26/2027	2,672,000	2,391,049
5.00%, 04/09/2027	3,343,000	3,282,880
2.70%, 08/20/2027	2,403,000	2,143,247
Synchrony Financial, 3.95%, 12/01/2027	2,645,000	2,287,093
		38,237,378
Consumer Staples Distribution & Retail-1.81%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	2,672,000	2,564,058
1.38%, 06/20/2027	3,343,000	2,990,481
Dollar General Corp.
3.88%, 04/15/2027(b)	1,605,000	1,555,145
4.63%, 11/01/2027(b)	1,473,000	1,463,511
Kroger Co. (The), 3.70%, 08/01/2027(b)	1,605,000	1,546,623
Sysco Corp., 3.25%, 07/15/2027	2,002,000	1,888,198
Target Corp., 1.95%, 01/15/2027(b)	2,672,000	2,463,333
Walmart, Inc., 3.95%, 09/09/2027	2,672,000	2,658,572
		17,129,921
Containers & Packaging-0.13%
Packaging Corp. of America, 3.40%, 12/15/2027	1,341,000	1,271,413

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Diversified REITs-0.26%
Digital Realty Trust L.P., 3.70%, 08/15/2027	$2,672,000	$2,443,654
Diversified Telecommunication Services-2.86%
AT&T, Inc.
4.25%, 03/01/2027(b)	3,983,000	3,913,365
2.30%, 06/01/2027	6,678,000	6,051,770
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027(b)	4,020,000	3,893,759
TELUS Corp. (Canada)
2.80%, 02/16/2027(b)	1,601,000	1,499,109
3.70%, 09/15/2027	1,341,000	1,282,093
Verizon Communications, Inc.
4.13%, 03/16/2027(b)	8,688,000	8,525,746
3.00%, 03/22/2027(b)	2,002,000	1,887,071
		27,052,913
Electric Utilities-4.29%
Alabama Power Co., 3.75%, 09/01/2027	1,471,000	1,422,698
American Electric Power Co., Inc.
5.75%, 11/01/2027	1,340,000	1,381,920
3.20%, 11/13/2027	1,333,000	1,245,014
Duke Energy Corp.
3.15%, 08/15/2027	2,002,000	1,865,271
5.00%, 12/08/2027	1,341,000	1,344,960
Duke Energy Florida LLC, 3.20%, 01/15/2027	1,740,000	1,659,240
Edison International, 5.75%, 06/15/2027	1,602,000	1,616,049
Eversource Energy
2.90%, 03/01/2027	1,735,000	1,616,970
4.60%, 07/01/2027	1,600,000	1,576,648
Exelon Corp., 2.75%, 03/15/2027	1,730,000	1,599,686
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	4,013,000	3,844,936
ITC Holdings Corp., 3.35%, 11/15/2027(b)	1,337,000	1,254,756
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	2,671,000	2,401,063
3.55%, 05/01/2027	3,980,000	3,774,291
4.63%, 07/15/2027	3,343,000	3,322,256
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	2,672,000	2,314,544
Southern California Edison Co.
5.85%, 11/01/2027	2,000,000	2,073,042
Series D, 4.70%, 06/01/2027	1,605,000	1,597,568
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	2,001,000	1,916,452
Series B, 3.75%, 05/15/2027(b)	1,605,000	1,555,611
Xcel Energy, Inc., 1.75%, 03/15/2027	1,341,000	1,201,484
		40,584,459
Electrical Equipment-0.13%
Emerson Electric Co., 1.80%, 10/15/2027	1,335,000	1,193,038
Electronic Equipment, Instruments & Components-0.52%
Eaton Corp., 3.10%, 09/15/2027	1,872,000	1,775,408
Jabil, Inc., 4.25%, 05/15/2027	1,341,000	1,292,688
Keysight Technologies, Inc., 4.60%, 04/06/2027(b)	1,872,000	1,862,864
		4,930,960
Energy Equipment & Services-0.36%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	3,604,000	3,375,560
	Principal Amount	Value
Entertainment-0.57%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	$1,601,000	$1,530,071
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	2,670,000	2,521,473
Walt Disney Co. (The), 3.70%, 03/23/2027(b)	1,341,000	1,306,845
		5,358,389
Financial Services-2.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027	2,720,000	2,504,364
4.63%, 10/15/2027	1,550,000	1,473,395
Blackstone Private Credit Fund, 3.25%, 03/15/2027	2,661,000	2,289,918
Fidelity National Information Services, Inc., 4.70%, 07/15/2027	1,340,000	1,319,468
Fiserv, Inc., 2.25%, 06/01/2027	2,672,000	2,415,002
Global Payments, Inc.
2.15%, 01/15/2027	2,002,000	1,788,672
4.95%, 08/15/2027	1,341,000	1,320,313
Mastercard, Inc., 3.30%, 03/26/2027	2,672,000	2,574,792
ORIX Corp. (Japan)
3.70%, 07/18/2027	1,200,000	1,140,068
5.00%, 09/13/2027	1,191,000	1,196,310
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	1,341,000	1,313,332
Visa, Inc.
1.90%, 04/15/2027(b)	3,974,000	3,663,018
0.75%, 08/15/2027(b)	1,341,000	1,179,288
2.75%, 09/15/2027(b)	2,002,000	1,890,665
		26,068,605
Food Products-2.02%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	1,600,000	1,526,453
Conagra Brands, Inc., 1.38%, 11/01/2027	2,672,000	2,284,368
General Mills, Inc., 3.20%, 02/10/2027(b)	1,982,000	1,891,342
JM Smucker Co. (The), 3.38%, 12/15/2027	1,341,000	1,263,956
Kellogg Co., 3.40%, 11/15/2027	1,605,000	1,518,879
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	3,602,000	3,490,753
McCormick & Co., Inc., 3.40%, 08/15/2027(b)	2,002,000	1,888,411
Mondelez International, Inc., 2.63%, 03/17/2027	2,002,000	1,866,394
Tyson Foods, Inc., 3.55%, 06/02/2027	3,613,000	3,419,028
		19,149,584
Gas Utilities-0.32%
Atmos Energy Corp., 3.00%, 06/15/2027	1,341,000	1,261,539
Southern California Gas Co., 2.95%, 04/15/2027(b)	1,870,000	1,766,347
		3,027,886
Ground Transportation-0.63%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	1,340,000	1,284,870
CSX Corp., 3.25%, 06/01/2027	2,270,000	2,153,271

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Union Pacific Corp.
2.15%, 02/05/2027	$1,334,000	$1,233,133
3.00%, 04/15/2027	1,340,000	1,272,206
		5,943,480
Health Care Equipment & Supplies-0.83%
Baxter International, Inc., 1.92%, 02/01/2027	3,852,000	3,434,734
Becton, Dickinson and Co., 3.70%, 06/06/2027	4,614,000	4,428,506
		7,863,240
Health Care Providers & Services-4.93%
AmerisourceBergen Corp., 3.45%, 12/15/2027	2,002,000	1,902,414
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	3,268,000	3,115,377
Centene Corp., 4.25%, 12/15/2027	6,420,000	6,039,166
Cigna Group (The)
3.40%, 03/01/2027	3,546,000	3,374,089
3.05%, 10/15/2027(b)	1,453,000	1,357,254
CommonSpirit Health, 6.07%, 11/01/2027	1,356,000	1,397,060
CVS Health Corp.
3.63%, 04/01/2027(b)	2,002,000	1,915,397
1.30%, 08/21/2027	6,015,000	5,194,192
Elevance Health, Inc., 3.65%, 12/01/2027	4,278,000	4,081,066
HCA, Inc., 4.50%, 02/15/2027	3,203,000	3,124,271
Humana, Inc.
1.35%, 02/03/2027	2,002,000	1,758,158
3.95%, 03/15/2027	1,605,000	1,549,175
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	1,541,000	1,457,055
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027(b)	1,605,000	1,530,777
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	1,341,000	1,280,235
UnitedHealth Group, Inc.
3.45%, 01/15/2027	2,002,000	1,937,089
3.38%, 04/15/2027	1,671,000	1,606,176
3.70%, 05/15/2027(b)	1,605,000	1,568,619
2.95%, 10/15/2027	2,542,000	2,398,330
		46,585,900
Health Care REITs-0.45%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027(b)	1,341,000	1,247,292
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	1,873,000	1,743,659
Welltower OP LLC, 2.70%, 02/15/2027(b)	1,341,000	1,224,233
		4,215,184
Hotels, Restaurants & Leisure-1.26%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	1,341,000	1,292,990
Expedia Group, Inc., 4.63%, 08/01/2027(b)	2,000,000	1,949,410
Marriott International, Inc., 5.00%, 10/15/2027	2,672,000	2,677,950
McDonald’s Corp.
3.50%, 03/01/2027	2,272,000	2,194,962
3.50%, 07/01/2027	2,672,000	2,568,410
Starbucks Corp., 2.00%, 03/12/2027	1,341,000	1,218,299
		11,902,021
	Principal Amount	Value
Household Durables-0.64%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	$1,334,000	$1,155,253
Leggett & Platt, Inc., 3.50%, 11/15/2027	1,337,000	1,246,820
Lennar Corp., 4.75%, 11/29/2027	2,402,000	2,354,921
PulteGroup, Inc., 5.00%, 01/15/2027	1,323,000	1,316,497
		6,073,491
Household Products-0.88%
Colgate-Palmolive Co., 3.10%, 08/15/2027	1,341,000	1,290,531
Kimberly-Clark Corp., 1.05%, 09/15/2027	1,601,000	1,397,803
Procter & Gamble Co. (The)
1.90%, 02/01/2027	2,672,000	2,476,357
2.80%, 03/25/2027	1,341,000	1,278,552
2.85%, 08/11/2027(b)	2,002,000	1,905,897
		8,349,140
Independent Power and Renewable Electricity Producers-0.19%
NSTAR Electric Co., 3.20%, 05/15/2027(b)	1,876,000	1,784,636
Industrial Conglomerates-0.47%
3M Co., 2.88%, 10/15/2027(b)	2,272,000	2,094,351
Honeywell International, Inc., 1.10%, 03/01/2027	2,672,000	2,380,174
		4,474,525
Insurance-1.57%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(b)	1,340,000	1,310,413
Aon Corp., 8.21%, 01/01/2027	1,350,000	1,379,234
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	1,601,000	1,483,904
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027(b)	2,002,000	1,895,595
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	2,019,000	1,861,046
CNA Financial Corp., 3.45%, 08/15/2027	1,337,000	1,256,480
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	1,341,000	1,244,597
Progressive Corp. (The)
2.45%, 01/15/2027	1,341,000	1,244,631
2.50%, 03/15/2027	1,334,000	1,238,534
Willis North America, Inc., 4.65%, 06/15/2027	2,002,000	1,956,396
		14,870,830
Interactive Media & Services-0.97%
Alphabet, Inc., 0.80%, 08/15/2027	2,672,000	2,347,976
Meta Platforms, Inc., 3.50%, 08/15/2027	7,110,000	6,833,982
		9,181,958
IT Services-0.98%
International Business Machines Corp.
3.30%, 01/27/2027(b)	1,300,000	1,243,132
2.20%, 02/09/2027	1,780,000	1,636,670
1.70%, 05/15/2027	3,360,000	3,011,572
4.15%, 07/27/2027	1,994,000	1,960,668
VeriSign, Inc., 4.75%, 07/15/2027(b)	1,470,000	1,447,766
		9,299,808
Leisure Products-0.13%
Hasbro, Inc., 3.50%, 09/15/2027(b)	1,341,000	1,262,622

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-0.32%
Illumina, Inc., 5.75%, 12/13/2027	$1,339,000	$1,364,446
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	1,601,000	1,632,113
		2,996,559
Machinery-2.06%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	1,341,000	1,222,063
3.60%, 08/12/2027(b)	1,871,000	1,814,282
1.10%, 09/14/2027(b)	2,006,000	1,740,622
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027(b)	1,341,000	1,270,182
John Deere Capital Corp.
1.70%, 01/11/2027	1,341,000	1,219,872
2.35%, 03/08/2027(b)	1,341,000	1,242,984
1.75%, 03/09/2027	1,339,000	1,215,157
2.80%, 09/08/2027	1,341,000	1,255,338
4.15%, 09/15/2027	2,402,000	2,371,165
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	1,341,000	1,225,889
Parker-Hannifin Corp.
3.25%, 03/01/2027	1,872,000	1,775,144
4.25%, 09/15/2027	3,207,000	3,128,642
		19,481,340
Media-1.31%
Comcast Corp.
2.35%, 01/15/2027	3,740,000	3,462,726
3.30%, 02/01/2027	3,343,000	3,200,223
3.30%, 04/01/2027	2,142,000	2,044,658
5.35%, 11/15/2027	2,002,000	2,060,308
Paramount Global, 2.90%, 01/15/2027	1,872,000	1,664,154
		12,432,069
Metals & Mining-0.49%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	3,210,000	3,327,780
Nucor Corp., 4.30%, 05/23/2027	1,341,000	1,316,151
		4,643,931
Multi-Utilities-0.92%
Ameren Corp., 1.95%, 03/15/2027	1,341,000	1,201,114
NiSource, Inc., 3.49%, 05/15/2027	2,670,000	2,532,151
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027(b)	1,872,000	1,933,905
Sempra Energy, 3.25%, 06/15/2027(b)	2,000,000	1,867,935
WEC Energy Group, Inc., 1.38%, 10/15/2027	1,332,000	1,148,033
		8,683,138
Office REITs-0.21%
Boston Properties L.P., 6.75%, 12/01/2027(b)	2,004,000	2,008,274
Oil, Gas & Consumable Fuels-6.42%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	1,341,000	1,296,979
BP Capital Markets America, Inc., 3.54%, 04/06/2027	1,337,000	1,290,486
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027(b)	3,973,000	3,789,061
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	3,343,000	3,179,936
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	$3,210,000	$3,185,239
Chevron Corp., 2.00%, 05/11/2027	2,672,000	2,448,524
Chevron USA, Inc., 1.02%, 08/12/2027(b)	2,005,000	1,760,582
Coterra Energy, Inc., 3.90%, 05/15/2027	1,840,000	1,747,645
DCP Midstream Operating L.P., 5.63%, 07/15/2027	1,340,000	1,350,981
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	1,869,000	1,783,421
Energy Transfer L.P.
4.40%, 03/15/2027	1,870,000	1,806,174
4.20%, 04/15/2027	1,605,000	1,540,295
4.00%, 10/01/2027	2,002,000	1,893,698
Enterprise Products Operating LLC, 3.95%, 02/15/2027	1,539,000	1,503,304
EQT Corp., 3.90%, 10/01/2027	3,094,000	2,877,729
Equinor ASA (Norway), 3.00%, 04/06/2027	1,340,000	1,267,207
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	2,672,000	2,594,755
Hess Corp., 4.30%, 04/01/2027(b)	2,672,000	2,589,715
Marathon Oil Corp., 4.40%, 07/15/2027(b)	2,672,000	2,573,748
MPLX L.P., 4.13%, 03/01/2027	3,343,000	3,240,695
Occidental Petroleum Corp., 8.50%, 07/15/2027(b)	1,310,000	1,436,114
ONEOK, Inc., 4.00%, 07/13/2027	1,332,000	1,257,187
Phillips 66 Co., 4.95%, 12/01/2027	2,000,000	1,997,051
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	4,013,000	3,967,730
Targa Resources Corp., 5.20%, 07/01/2027	2,002,000	1,977,347
TC PipeLines L.P., 3.90%, 05/25/2027	1,321,000	1,271,818
Valero Energy Corp., 2.15%, 09/15/2027	1,513,000	1,355,177
Williams Cos., Inc. (The), 3.75%, 06/15/2027	3,871,000	3,689,444
		60,672,042
Passenger Airlines-0.49%
Southwest Airlines Co., 5.13%, 06/15/2027	4,614,000	4,595,300
Personal Care Products-0.40%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027(b)	1,341,000	1,286,903
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	2,665,000	2,527,265
		3,814,168
Pharmaceuticals-3.47%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	2,002,000	1,907,685
Bristol-Myers Squibb Co.
3.25%, 02/27/2027(b)	1,366,000	1,322,586
1.13%, 11/13/2027(b)	2,672,000	2,339,541
Eli Lilly and Co., 3.10%, 05/15/2027	1,070,000	1,021,151
Haleon UK Capital PLC, 3.38%, 03/24/2027	5,150,000	4,868,412
Johnson & Johnson
2.95%, 03/03/2027	2,672,000	2,568,296
0.95%, 09/01/2027(b)	4,014,000	3,531,140
Merck & Co., Inc., 1.70%, 06/10/2027(b)	4,006,000	3,629,453
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027(b)	3,343,000	3,092,413
3.10%, 05/17/2027(b)	2,672,000	2,567,379
Royalty Pharma PLC, 1.75%, 09/02/2027(b)	2,672,000	2,306,036

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Viatris, Inc., 2.30%, 06/22/2027	$2,000,000	$1,750,329
Zoetis, Inc., 3.00%, 09/12/2027(b)	2,002,000	1,884,092
		32,788,513
Professional Services-0.21%
Equifax, Inc., 5.10%, 12/15/2027	2,002,000	1,999,858
Residential REITs-0.16%
Mid-America Apartments L.P., 3.60%, 06/01/2027	1,601,000	1,529,108
Retail REITs-0.99%
Realty Income Corp.
3.00%, 01/15/2027(b)	1,605,000	1,494,284
3.95%, 08/15/2027	1,589,000	1,524,911
Regency Centers L.P., 3.60%, 02/01/2027	1,321,000	1,255,876
Simon Property Group L.P.
1.38%, 01/15/2027	1,473,000	1,309,807
3.38%, 06/15/2027	2,000,000	1,882,192
3.38%, 12/01/2027	2,002,000	1,864,413
		9,331,483
Semiconductors & Semiconductor Equipment-2.93%
Applied Materials, Inc., 3.30%, 04/01/2027	3,203,000	3,085,120
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	7,808,000	7,510,157
Intel Corp.
3.75%, 03/25/2027	2,672,000	2,594,927
3.15%, 05/11/2027(b)	2,672,000	2,536,819
3.75%, 08/05/2027(b)	3,343,000	3,232,557
Micron Technology, Inc., 4.19%, 02/15/2027	2,402,000	2,315,363
QUALCOMM, Inc., 3.25%, 05/20/2027	5,350,000	5,136,367
Texas Instruments, Inc., 2.90%, 11/03/2027(b)	1,341,000	1,267,420
		27,678,730
Software-3.82%
Adobe, Inc., 2.15%, 02/01/2027(b)	2,272,000	2,102,112
Autodesk, Inc., 3.50%, 06/15/2027(b)	1,341,000	1,286,085
Intuit, Inc., 1.35%, 07/15/2027(b)	1,330,000	1,166,116
Microsoft Corp., 3.30%, 02/06/2027(b)	10,689,000	10,457,663
Oracle Corp.
2.80%, 04/01/2027	6,015,000	5,556,639
3.25%, 11/15/2027	7,348,000	6,857,977
Roper Technologies, Inc., 1.40%, 09/15/2027	1,872,000	1,624,152
VMware, Inc.
4.65%, 05/15/2027	1,332,000	1,306,871
3.90%, 08/21/2027	3,343,000	3,182,595
Workday, Inc., 3.50%, 04/01/2027(b)	2,674,000	2,554,747
		36,094,957
Specialized REITs-1.30%
American Tower Corp.
2.75%, 01/15/2027	2,002,000	1,841,787
3.65%, 03/15/2027	1,742,000	1,646,941
3.55%, 07/15/2027	2,002,000	1,873,374
Crown Castle, Inc.
4.00%, 03/01/2027	1,332,000	1,281,892
2.90%, 03/15/2027	2,002,000	1,849,952
3.65%, 09/01/2027	2,670,000	2,512,899
Public Storage, 3.09%, 09/15/2027	1,339,000	1,262,165
		12,269,010
	Principal Amount	Value
Specialty Retail-1.63%
AutoZone, Inc., 3.75%, 06/01/2027	$1,605,000	$1,543,923
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	2,002,000	1,876,007
2.88%, 04/15/2027	2,002,000	1,899,369
2.80%, 09/14/2027(b)	2,672,000	2,511,248
Lowe’s Cos., Inc.
3.35%, 04/01/2027(b)	2,002,000	1,909,033
3.10%, 05/03/2027	4,013,000	3,786,637
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	2,000,000	1,910,437
		15,436,654
Technology Hardware, Storage & Peripherals-2.52%
Apple, Inc.
3.35%, 02/09/2027	6,015,000	5,860,437
3.20%, 05/11/2027(b)	5,344,000	5,164,057
3.00%, 06/20/2027(b)	2,672,000	2,566,948
2.90%, 09/12/2027	5,350,000	5,093,002
3.00%, 11/13/2027(b)	4,014,000	3,833,772
NetApp, Inc., 2.38%, 06/22/2027	1,472,000	1,349,386
		23,867,602
Textiles, Apparel & Luxury Goods-0.40%
NIKE, Inc., 2.75%, 03/27/2027(b)	2,672,000	2,532,826
VF Corp., 2.80%, 04/23/2027(b)	1,341,000	1,226,192
		3,759,018
Tobacco-0.81%
B.A.T Capital Corp. (United Kingdom), 4.70%, 04/02/2027	2,382,000	2,325,130
Philip Morris International, Inc.
3.13%, 08/17/2027(b)	1,338,000	1,261,382
5.13%, 11/17/2027	4,014,000	4,057,735
		7,644,247
Trading Companies & Distributors-0.84%
Air Lease Corp.
2.20%, 01/15/2027	2,002,000	1,769,247
3.63%, 04/01/2027	1,341,000	1,241,625
3.63%, 12/01/2027	1,334,000	1,216,710
5.85%, 12/15/2027	1,850,000	1,850,255
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	2,000,000	1,853,155
		7,930,992
Water Utilities-0.16%
American Water Capital Corp., 2.95%, 09/01/2027(b)	1,600,000	1,490,289
Wireless Telecommunication Services-0.14%
T-Mobile USA, Inc., 5.38%, 04/15/2027	1,336,000	1,337,543
Total U.S. Dollar Denominated Bonds & Notes (Cost $975,045,357)		934,532,368
	Shares
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $2,491,824)	2,491,824	2,491,824
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.09% (Cost $977,537,181)		937,024,192

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.72%
Invesco Private Government Fund, 5.10%(c)(d)(e)	46,850,281	$46,850,281
Invesco Private Prime Fund, 5.22%(c)(d)(e)	120,757,831	120,745,752
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $167,615,272)		167,596,033
TOTAL INVESTMENTS IN SECURITIES-116.81% (Cost $1,145,152,453)		1,104,620,225
OTHER ASSETS LESS LIABILITIES-(16.81)%		(158,945,280)
NET ASSETS-100.00%		$945,674,945

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$365,182	$25,472,438	$(23,345,796)	$-	$-	$2,491,824	$74,054
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,045,614	160,909,719	(141,105,052)	-	-	46,850,281	1,378,542*
Invesco Private Prime Fund	69,545,867	363,959,546	(312,738,226)	(24,211)	2,776	120,745,752	3,722,805*
Total	$96,956,663	$550,341,703	$(477,189,074)	$(24,211)	$2,776	$170,087,857	$5,175,401

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.71%
Aerospace & Defense-3.19%
Boeing Co. (The), 3.25%, 02/01/2028	$2,596,000	$2,393,768
General Dynamics Corp., 3.75%, 05/15/2028	2,362,000	2,281,227
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	1,415,000	1,202,170
L3Harris Technologies, Inc., 4.40%, 06/15/2028	1,994,000	1,939,301
Northrop Grumman Corp., 3.25%, 01/15/2028(b)	4,724,000	4,451,543
Raytheon Technologies Corp., 4.13%, 11/16/2028	7,070,000	6,844,192
		19,112,201
Air Freight & Logistics-0.41%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	1,395,000	1,340,510
FedEx Corp., 3.40%, 02/15/2028(b)	1,167,000	1,101,176
		2,441,686
Automobile Components-0.65%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	1,180,000	1,183,453
3.50%, 02/15/2028(b)	1,171,000	1,121,415
2.00%, 03/24/2028	1,771,000	1,573,109
		3,877,977
Automobiles-1.32%
General Motors Co., 5.00%, 10/01/2028(b)	1,771,000	1,744,027
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028(b)	1,170,000	1,132,853
Toyota Motor Credit Corp.
3.05%, 01/11/2028	1,181,000	1,106,402
4.63%, 01/12/2028(b)	2,360,000	2,364,660
1.90%, 04/06/2028	1,770,000	1,565,703
		7,913,645
Banks-10.36%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028	3,000,000	2,866,826
Bank of Montreal (Canada), 5.20%, 02/01/2028(b)	2,830,000	2,844,050
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	4,690,000	4,345,095
Citigroup, Inc., 4.13%, 07/25/2028	4,918,000	4,620,552
Credit Suisse AG (Switzerland), 7.50%, 02/15/2028	5,898,000	6,254,534
Fifth Third Bancorp, 3.95%, 03/14/2028	1,517,000	1,386,263
KeyCorp, 4.10%, 04/30/2028	1,767,000	1,546,087
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	3,645,000	3,512,825
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	2,830,000	2,650,755
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	3,034,000	2,904,526
4.05%, 09/11/2028	2,334,000	2,243,675
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	3,125,000	2,976,869
PNC Bank N.A.
3.25%, 01/22/2028(b)	1,750,000	1,607,728
4.05%, 07/26/2028	2,870,000	2,668,267
Regions Financial Corp., 1.80%, 08/12/2028(b)	1,507,000	1,219,965
	Principal Amount	Value
Banks-(continued)
Royal Bank of Canada (Canada), 4.90%, 01/12/2028	$1,770,000	$1,758,765
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	4,360,000	4,432,258
3.54%, 01/17/2028(b)	1,765,000	1,649,405
3.94%, 07/19/2028	1,754,000	1,662,195
1.90%, 09/17/2028	4,770,000	4,046,292
Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028(b)	2,950,000	2,958,200
U.S. Bancorp, 3.90%, 04/26/2028(b)	1,984,000	1,874,599
		62,029,731
Beverages-2.68%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	5,900,000	5,777,631
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	1,770,000	1,574,304
1.00%, 03/15/2028(b)	3,100,000	2,680,497
Constellation Brands, Inc., 3.60%, 02/15/2028	1,649,000	1,555,427
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	1,200,000	1,165,880
PepsiCo, Inc.
3.60%, 02/18/2028	1,771,000	1,727,275
4.45%, 05/15/2028	1,530,000	1,546,385
		16,027,399
Biotechnology-1.89%
Amgen, Inc.
5.15%, 03/02/2028	8,760,000	8,835,666
1.65%, 08/15/2028(b)	2,882,000	2,484,720
		11,320,386
Broadline Retail-0.78%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	5,310,000	4,685,178
Building Products-0.20%
Masco Corp., 1.50%, 02/15/2028(b)	1,416,000	1,211,915
Capital Markets-4.10%
Ares Capital Corp., 2.88%, 06/15/2028(b)	2,948,000	2,458,947
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	1,771,000	1,670,129
3.85%, 04/28/2028(b)	2,117,000	2,039,281
1.65%, 07/14/2028(b)	1,168,000	1,007,165
3.00%, 10/30/2028	1,181,000	1,075,644
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,500,000	1,225,446
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	2,457,000	2,300,348
Charles Schwab Corp. (The)
3.20%, 01/25/2028(b)	1,636,000	1,488,030
2.00%, 03/20/2028	2,997,000	2,575,065
CME Group, Inc., 3.75%, 06/15/2028	1,174,000	1,141,166
FS KKR Capital Corp., 3.13%, 10/12/2028(b)	1,750,000	1,429,362
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	1,300,000	1,315,692
2.17%, 07/14/2028(b)	2,400,000	2,035,143
Northern Trust Corp., 3.65%, 08/03/2028(b)	1,181,000	1,136,677
S&P Global, Inc., 4.75%, 08/01/2028	1,620,000	1,632,284
		24,530,379
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Chemicals-0.50%
Ecolab, Inc., 5.25%, 01/15/2028	$1,170,000	$1,203,729
PPG Industries, Inc., 3.75%, 03/15/2028(b)	1,883,000	1,804,982
		3,008,711
Commercial Services & Supplies-0.47%
Republic Services, Inc., 3.95%, 05/15/2028	1,893,000	1,823,804
Waste Management, Inc., 1.15%, 03/15/2028(b)	1,171,000	998,104
		2,821,908
Communications Equipment-0.28%
Motorola Solutions, Inc., 4.60%, 02/23/2028	1,700,000	1,675,550
Consumer Finance-2.13%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	1,752,000	1,398,863
Capital One Financial Corp., 3.80%, 01/31/2028	3,299,000	3,059,087
Discover Bank, 4.65%, 09/13/2028	2,040,000	1,898,971
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	2,340,000	2,378,536
2.40%, 04/10/2028	2,350,000	2,041,963
2.40%, 10/15/2028	2,360,000	2,006,652
		12,784,072
Consumer Staples Distribution & Retail-1.74%
CVS Pass-Through Trust, 6.04%, 12/10/2028	497,743	502,414
Dollar General Corp., 4.13%, 05/01/2028(b)	1,171,000	1,132,359
Dollar Tree, Inc., 4.20%, 05/15/2028	2,953,000	2,840,500
Walmart, Inc.
3.70%, 06/26/2028	3,460,000	3,389,004
1.50%, 09/22/2028	2,930,000	2,559,685
		10,423,962
Containers & Packaging-0.22%
WRKCo, Inc., 4.00%, 03/15/2028	1,397,000	1,322,278
Diversified REITs-1.25%
CubeSmart L.P., 2.25%, 12/15/2028	1,296,000	1,108,201
Digital Realty Trust L.P.
5.55%, 01/15/2028(b)	2,110,000	2,078,286
4.45%, 07/15/2028	1,530,000	1,425,075
VICI Properties L.P., 4.75%, 02/15/2028	3,000,000	2,857,875
		7,469,437
Diversified Telecommunication Services-1.75%
AT&T, Inc., 1.65%, 02/01/2028	5,300,000	4,592,143
Verizon Communications, Inc., 2.10%, 03/22/2028	6,690,000	5,907,752
		10,499,895
Electric Utilities-6.50%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028(b)	1,407,000	1,331,559
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	1,287,000	1,231,403
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	1,750,000	1,788,986
Duke Energy Corp., 4.30%, 03/15/2028	2,120,000	2,051,501
Duke Energy Florida LLC, 3.80%, 07/15/2028	1,415,000	1,365,430
Duke Energy Progress LLC, 3.70%, 09/01/2028	1,171,000	1,119,180
	Principal Amount	Value
Electric Utilities-(continued)
Edison International
4.13%, 03/15/2028	$1,290,000	$1,213,463
5.25%, 11/15/2028	1,350,000	1,331,932
Entergy Corp., 1.90%, 06/15/2028	1,529,000	1,316,825
Eversource Energy, 5.45%, 03/01/2028(b)	1,732,000	1,762,689
Exelon Corp., 5.15%, 03/15/2028	2,340,000	2,358,635
Florida Power & Light Co., 5.05%, 04/01/2028	2,340,000	2,393,635
Georgia Power Co., 4.65%, 05/16/2028	1,000,000	989,970
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	1,685,000	1,592,361
4.80%, 03/15/2028(b)	1,410,000	1,413,696
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	2,950,000	2,939,328
1.90%, 06/15/2028	3,600,000	3,116,606
Pacific Gas and Electric Co.
3.00%, 06/15/2028	1,873,000	1,642,692
3.75%, 07/01/2028	2,062,000	1,875,122
Southern California Edison Co., 5.30%, 03/01/2028	1,750,000	1,783,149
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	1,350,000	1,293,069
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	1,653,000	1,583,294
Xcel Energy, Inc., 4.00%, 06/15/2028	1,488,000	1,433,166
		38,927,691
Electrical Equipment-0.34%
Emerson Electric Co., 2.00%, 12/21/2028	2,352,000	2,060,640
Electronic Equipment, Instruments & Components-1.63%
Arrow Electronics, Inc., 3.88%, 01/12/2028	1,301,000	1,212,990
Avnet, Inc., 6.25%, 03/15/2028(b)	1,170,000	1,183,366
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	1,192,000	1,034,805
Jabil, Inc., 3.95%, 01/12/2028	1,181,000	1,107,495
TD SYNNEX Corp., 2.38%, 08/09/2028	1,400,000	1,145,504
Teledyne Technologies, Inc., 2.25%, 04/01/2028	1,634,000	1,445,975
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	1,286,000	1,229,659
Trimble, Inc., 4.90%, 06/15/2028	1,415,000	1,398,337
		9,758,131
Energy Equipment & Services-0.31%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	1,151,000	1,018,008
Schlumberger Investment S.A., 4.50%, 05/15/2028	829,000	820,118
		1,838,126
Entertainment-1.31%
Netflix, Inc., 5.88%, 11/15/2028	4,450,000	4,616,492
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	1,072,000	1,064,591
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	2,352,000	2,139,884
		7,820,967

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Financial Services-2.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	$1,221,000	$1,124,705
3.00%, 10/29/2028	8,760,000	7,600,119
Block Financial LLC, 2.50%, 07/15/2028	1,180,000	996,635
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	1,763,000	1,508,956
Fiserv, Inc., 5.45%, 03/02/2028	2,100,000	2,133,641
Mastercard, Inc.
3.50%, 02/26/2028(b)	1,182,000	1,147,257
4.88%, 03/09/2028(b)	1,755,000	1,800,624
MGIC Investment Corp., 5.25%, 08/15/2028	1,530,000	1,449,322
		17,761,259
Food Products-1.60%
Campbell Soup Co., 4.15%, 03/15/2028	2,400,000	2,332,545
General Mills, Inc., 4.20%, 04/17/2028	3,300,000	3,235,651
Hormel Foods Corp., 1.70%, 06/03/2028(b)	1,751,000	1,543,165
Kellogg Co., 4.30%, 05/15/2028	1,414,000	1,382,827
Mondelez International, Inc., 4.13%, 05/07/2028	1,099,000	1,076,277
		9,570,465
Gas Utilities-0.34%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	2,020,000	2,055,505
Ground Transportation-1.10%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	1,181,000	1,147,576
CSX Corp., 3.80%, 03/01/2028(b)	1,883,000	1,816,093
Ryder System, Inc., 5.65%, 03/01/2028	1,160,000	1,170,705
Union Pacific Corp., 3.95%, 09/10/2028	2,489,000	2,432,503
		6,566,877
Health Care Equipment & Supplies-1.59%
Abbott Laboratories, 1.15%, 01/30/2028(b)	1,527,000	1,341,229
Baxter International, Inc., 2.27%, 12/01/2028	3,000,000	2,585,907
Becton, Dickinson and Co., 4.69%, 02/13/2028	550,000	549,257
Edwards Lifesciences Corp., 4.30%, 06/15/2028	1,420,000	1,399,378
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	2,330,000	2,299,790
Stryker Corp., 3.65%, 03/07/2028	1,415,000	1,354,865
		9,530,426
Health Care Providers & Services-6.29%
Centene Corp., 2.45%, 07/15/2028	5,417,000	4,659,324
Cigna Group (The), 4.38%, 10/15/2028	9,000,000	8,776,634
CVS Health Corp., 4.30%, 03/25/2028	11,800,000	11,504,702
Elevance Health, Inc., 4.10%, 03/01/2028	2,922,000	2,843,614
HCA, Inc., 5.63%, 09/01/2028(b)	3,600,000	3,628,372
Humana, Inc., 5.75%, 03/01/2028	1,180,000	1,223,067
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	2,360,000	2,430,763
3.85%, 06/15/2028	2,690,000	2,611,411
		37,677,887
Health Care REITs-0.89%
Healthpeak OP LLC, 2.13%, 12/01/2028	1,181,000	1,001,534
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	1,310,000	1,202,330
	Principal Amount	Value
Health Care REITs-(continued)
Ventas Realty L.P., 4.00%, 03/01/2028	$1,520,000	$1,420,100
Welltower OP LLC, 4.25%, 04/15/2028	1,771,000	1,683,879
		5,307,843
Hotels, Restaurants & Leisure-1.47%
Booking Holdings, Inc., 3.55%, 03/15/2028	1,180,000	1,126,566
Expedia Group, Inc., 3.80%, 02/15/2028(b)	2,360,000	2,216,573
McDonald’s Corp., 3.80%, 04/01/2028(b)	2,474,000	2,394,419
Starbucks Corp.
3.50%, 03/01/2028	1,409,000	1,340,016
4.00%, 11/15/2028	1,760,000	1,707,005
		8,784,579
Household Products-0.63%
Clorox Co. (The), 3.90%, 05/15/2028	1,185,000	1,141,709
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	1,170,000	1,195,024
Procter & Gamble Co. (The), 3.95%, 01/26/2028	1,420,000	1,414,425
		3,751,158
Industrial Conglomerates-0.42%
3M Co., 3.63%, 09/14/2028(b)	1,400,000	1,318,560
Honeywell International, Inc., 4.95%, 02/15/2028	1,173,000	1,201,772
		2,520,332
Insurance-0.40%
Lincoln National Corp., 3.80%, 03/01/2028	1,180,000	1,075,905
Willis North America, Inc., 4.50%, 09/15/2028	1,415,000	1,349,923
		2,425,828
IT Services-0.61%
DXC Technology Co., 2.38%, 09/15/2028(b)	1,530,000	1,282,474
International Business Machines Corp., 4.50%, 02/06/2028(b)	2,400,000	2,377,892
		3,660,366
Life Sciences Tools & Services-0.41%
Revvity, Inc., 1.90%, 09/15/2028(b)	1,179,000	1,002,691
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	1,649,000	1,442,407
		2,445,098
Machinery-1.74%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	1,390,000	1,353,630
John Deere Capital Corp.
4.75%, 01/20/2028	2,570,000	2,597,418
4.90%, 03/03/2028	1,520,000	1,545,855
1.50%, 03/06/2028	1,171,000	1,022,588
Wabtec Corp., 4.95%, 09/15/2028	2,940,000	2,863,467
Xylem, Inc., 1.95%, 01/30/2028	1,184,000	1,050,421
		10,433,379
Marine Transportation-0.18%
Kirby Corp., 4.20%, 03/01/2028	1,170,000	1,096,793
Media-2.64%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	2,500,000	2,294,316
4.20%, 03/15/2028	2,930,000	2,741,432

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Media-(continued)
Comcast Corp.
3.15%, 02/15/2028(b)	$3,890,000	$3,656,586
3.55%, 05/01/2028	2,500,000	2,377,444
Discovery Communications LLC, 3.95%, 03/20/2028	4,000,000	3,707,398
Paramount Global, 3.38%, 02/15/2028(b)	1,177,000	1,038,351
		15,815,527
Metals & Mining-0.57%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	1,298,000	1,218,984
4.38%, 08/01/2028	1,129,000	1,063,264
Nucor Corp., 3.95%, 05/01/2028(b)	1,200,000	1,150,299
		3,432,547
Multi-Utilities-1.03%
DTE Electric Co., Series A, 1.90%, 04/01/2028(b)	1,345,000	1,193,660
NiSource, Inc., 5.25%, 03/30/2028	1,740,000	1,753,959
Sempra Energy, 3.40%, 02/01/2028(b)	2,354,000	2,192,897
WEC Energy Group, Inc., 2.20%, 12/15/2028	1,178,000	1,024,522
		6,165,038
Oil, Gas & Consumable Fuels-5.81%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028(b)	1,882,000	1,803,475
Chevron USA, Inc., 3.85%, 01/15/2028	1,411,000	1,392,386
Continental Resources, Inc., 4.38%, 01/15/2028(b)	2,351,000	2,211,740
Energy Transfer L.P.
5.55%, 02/15/2028	2,360,000	2,368,088
4.95%, 05/15/2028	1,870,000	1,827,387
4.95%, 06/15/2028	2,355,000	2,302,664
EQT Corp., 5.70%, 04/01/2028	1,180,000	1,174,791
Equinor ASA (Norway), 3.63%, 09/10/2028	2,500,000	2,417,569
Kinder Morgan, Inc., 4.30%, 03/01/2028(b)	2,941,000	2,843,991
MPLX L.P., 4.00%, 03/15/2028	2,979,000	2,830,995
Occidental Petroleum Corp., 6.38%, 09/01/2028	1,350,000	1,390,406
ONEOK, Inc., 4.55%, 07/15/2028	1,869,000	1,798,524
Phillips 66, 3.90%, 03/15/2028(b)	1,871,000	1,795,965
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	3,157,000	3,009,181
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	3,301,000	3,168,974
Valero Energy Corp., 4.35%, 06/01/2028	1,421,000	1,374,274
Valero Energy Partners L.P., 4.50%, 03/15/2028	1,110,000	1,084,970
		34,795,380
Passenger Airlines-0.15%
Delta Air Lines, Inc., 4.38%, 04/19/2028	969,000	909,677
Personal Care Products-0.50%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028	3,110,000	3,000,714
Pharmaceuticals-5.03%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028	2,564,000	2,598,023
1.75%, 05/28/2028	3,000,000	2,628,623
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	3,500,000	3,439,104
	Principal Amount	Value
Pharmaceuticals-(continued)
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	$4,200,000	$4,086,264
Johnson & Johnson, 2.90%, 01/15/2028	3,600,000	3,427,588
Merck & Co., Inc., 1.90%, 12/10/2028	2,500,000	2,202,699
Pfizer, Inc., 3.60%, 09/15/2028(b)	2,500,000	2,410,556
Pharmacia LLC, 6.60%, 12/01/2028	1,585,000	1,743,188
Sanofi, 3.63%, 06/19/2028	2,352,000	2,296,920
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	4,100,000	4,116,516
Zoetis, Inc., 3.90%, 08/20/2028(b)	1,200,000	1,159,303
		30,108,784
Professional Services-0.35%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	2,354,000	2,087,281
Residential REITs-0.57%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	1,191,000	1,118,334
ERP Operating L.P., 3.50%, 03/01/2028	1,167,000	1,088,043
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	1,414,000	1,191,915
		3,398,292
Retail REITs-0.70%
Realty Income Corp.
3.40%, 01/15/2028	1,411,000	1,315,256
3.65%, 01/15/2028	1,301,000	1,225,471
Simon Property Group L.P., 1.75%, 02/01/2028	1,891,000	1,628,278
		4,169,005
Semiconductors & Semiconductor Equipment-2.71%
Analog Devices, Inc., 1.70%, 10/01/2028(b)	1,770,000	1,541,410
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,900,000	1,768,773
Intel Corp.
4.88%, 02/10/2028	4,120,000	4,151,977
1.60%, 08/12/2028(b)	2,362,000	2,050,617
Marvell Technology, Inc., 2.45%, 04/15/2028	1,770,000	1,545,728
Micron Technology, Inc., 5.38%, 04/15/2028	1,400,000	1,382,191
NVIDIA Corp., 1.55%, 06/15/2028	2,942,000	2,590,714
Texas Instruments, Inc., 4.60%, 02/15/2028	1,179,000	1,194,586
		16,225,996
Software-2.46%
Oracle Corp.
2.30%, 03/25/2028	4,724,000	4,181,851
4.50%, 05/06/2028(b)	1,770,000	1,729,437
Roper Technologies, Inc., 4.20%, 09/15/2028	1,893,000	1,829,851
Salesforce, Inc.
3.70%, 04/11/2028	3,530,000	3,443,088
1.50%, 07/15/2028(b)	2,340,000	2,044,361
VMware, Inc., 1.80%, 08/15/2028	1,770,000	1,490,141
		14,718,729
Specialized REITs-2.58%
American Tower Corp.
3.60%, 01/15/2028	1,800,000	1,679,306
1.50%, 01/31/2028	1,529,000	1,296,620
5.50%, 03/15/2028(b)	1,628,000	1,645,926

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
5.00%, 01/11/2028	$2,340,000	$2,322,078
3.80%, 02/15/2028	2,500,000	2,351,820
Equinix, Inc., 1.55%, 03/15/2028	1,532,000	1,291,586
Extra Space Storage L.P., 5.70%, 04/01/2028	1,160,000	1,176,898
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	1,201,000	1,161,259
Public Storage
1.85%, 05/01/2028(b)	1,600,000	1,398,203
1.95%, 11/09/2028	1,299,000	1,129,381
		15,453,077
Specialty Retail-1.93%
Dell International LLC/EMC Corp., 5.25%, 02/01/2028(b)	2,340,000	2,350,600
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	1,179,000	1,007,427
1.50%, 09/15/2028	2,360,000	2,040,963
Lowe’s Cos., Inc.
1.30%, 04/15/2028	2,345,000	2,000,184
1.70%, 09/15/2028	2,340,000	2,008,131
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	1,181,000	1,162,698
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	1,182,000	1,021,279
		11,591,282
Technology Hardware, Storage & Peripherals-2.07%
Apple, Inc.
1.20%, 02/08/2028(b)	5,885,000	5,164,619
4.00%, 05/10/2028	400,000	398,505
1.40%, 08/05/2028(b)	5,406,000	4,729,164
HP, Inc., 4.75%, 01/15/2028	2,128,000	2,099,762
		12,392,050
Tobacco-1.57%
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028	4,120,000	3,542,523
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	2,500,000	2,374,105
Philip Morris International, Inc.
4.88%, 02/15/2028	2,360,000	2,353,160
3.13%, 03/02/2028(b)	1,200,000	1,115,353
		9,385,141
Trading Companies & Distributors-0.43%
Air Lease Corp.
5.30%, 02/01/2028(b)	1,650,000	1,631,770
2.10%, 09/01/2028	1,175,000	971,133
		2,602,903
	Principal Amount	Value
Water Utilities-0.23%
American Water Capital Corp., 3.75%, 09/01/2028(b)	$1,470,000	$1,404,989
Wireless Telecommunication Services-2.73%
Sprint Capital Corp., 6.88%, 11/15/2028	5,899,000	6,311,729
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	3,700,000	3,637,337
4.95%, 03/15/2028	2,360,000	2,352,624
4.80%, 07/15/2028	2,000,000	1,974,371
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	2,120,000	2,086,340
		16,362,401
Total U.S. Dollar Denominated Bonds & Notes (Cost $620,093,429)		591,168,473
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $2,095,374)	2,095,374	2,095,374
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.06% (Cost $622,188,803)		593,263,847
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.68%
Invesco Private Government Fund, 5.10%(c)(d)(e)	29,793,123	29,793,123
Invesco Private Prime Fund, 5.22%(c)(d)(e)	76,092,723	76,085,112
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,887,798)		105,878,235
TOTAL INVESTMENTS IN SECURITIES-116.74% (Cost $728,076,601)		699,142,082
OTHER ASSETS LESS LIABILITIES-(16.74)%		(100,246,204)
NET ASSETS-100.00%		$598,895,878

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$390,263	$20,498,324	$(18,793,213)	$-	$-	$2,095,374	$69,595
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,844,006	108,382,824	(93,433,707)	-	-	29,793,123	718,810*
Invesco Private Prime Fund	38,170,302	262,717,476	(224,783,064)	(12,916)	(6,686)	76,085,112	1,938,598*
Total	$53,404,571	$391,598,624	$(337,009,984)	$(12,916)	$(6,686)	$107,973,609	$2,727,003

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.57%
Aerospace & Defense-1.01%
Boeing Co. (The), 3.20%, 03/01/2029	$1,692,000	$1,524,793
Howmet Aerospace, Inc., 3.00%, 01/15/2029	1,170,000	1,025,790
Raytheon Technologies Corp., 7.50%, 09/15/2029	700,000	798,369
		3,348,952
Air Freight & Logistics-0.36%
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	1,254,000	1,196,125
Automobile Components-0.29%
American Honda Finance Corp., 2.25%, 01/12/2029	1,091,000	959,892
Automobiles-1.37%
General Motors Co., 5.40%, 10/15/2029(b)	1,682,000	1,648,208
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	837,000	763,730
Toyota Motor Credit Corp.
3.65%, 01/08/2029	846,000	806,574
4.45%, 06/29/2029(b)	1,356,000	1,346,702
		4,565,214
Banks-6.03%
KeyCorp, 2.55%, 10/01/2029	1,271,000	974,229
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	2,542,000	2,372,222
3.20%, 07/18/2029(b)	3,000,000	2,676,040
PNC Bank N.A., 2.70%, 10/22/2029	1,250,000	1,069,100
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	2,542,000	2,324,507
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	800,000	691,193
3.04%, 07/16/2029	4,260,000	3,760,883
2.72%, 09/27/2029	800,000	689,598
Truist Financial Corp., 3.88%, 03/19/2029	1,092,000	980,625
Wells Fargo & Co., 4.15%, 01/24/2029	4,230,000	4,010,655
Zions Bancorporation N.A., 3.25%, 10/29/2029	750,000	535,258
		20,084,310
Beverages-3.82%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	7,191,000	7,246,690
Coca-Cola Co. (The), 2.13%, 09/06/2029	1,682,000	1,485,856
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	1,600,000	1,405,659
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029	1,691,000	1,615,619
PepsiCo, Inc., 7.00%, 03/01/2029(b)	851,000	970,582
		12,724,406
Biotechnology-3.43%
AbbVie, Inc., 3.20%, 11/21/2029	9,118,000	8,279,970
Amgen, Inc.
3.00%, 02/22/2029(b)	1,254,000	1,141,505
4.05%, 08/18/2029(b)	2,118,000	2,019,189
		11,440,664
	Principal Amount	Value
Broadline Retail-1.50%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	$2,542,000	$2,431,163
4.65%, 12/01/2029	2,539,000	2,571,743
		5,002,906
Building Products-0.31%
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	1,180,000	1,030,361
Capital Markets-4.10%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	1,274,000	1,153,601
BlackRock, Inc., 3.25%, 04/30/2029	1,691,000	1,600,393
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	1,688,000	1,628,260
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	999,000	929,769
3.25%, 05/22/2029	1,009,000	893,298
Lazard Group LLC, 4.38%, 03/11/2029	844,000	776,635
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	800,000	684,884
5.61%, 07/06/2029	1,110,000	1,101,222
Northern Trust Corp., 3.15%, 05/03/2029(b)	821,000	759,955
S&P Global, Inc.
2.70%, 03/01/2029	2,057,000	1,862,664
4.25%, 05/01/2029(b)	1,560,000	1,528,322
2.50%, 12/01/2029	845,000	743,273
		13,662,276
Chemicals-2.79%
Celanese US Holdings LLC, 6.33%, 07/15/2029	1,260,000	1,268,628
Dow Chemical Co. (The), 7.38%, 11/01/2029	1,321,000	1,472,872
FMC Corp., 3.45%, 10/01/2029	850,000	754,266
Huntsman International LLC, 4.50%, 05/01/2029	1,271,000	1,159,160
Nutrien Ltd. (Canada), 4.20%, 04/01/2029(b)	1,270,000	1,211,681
Olin Corp., 5.63%, 08/01/2029(b)	1,129,000	1,083,095
Rohm & Haas Co., 7.85%, 07/15/2029	1,020,000	1,154,706
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	1,350,000	1,198,447
		9,302,855
Commercial Services & Supplies-0.23%
Waste Connections, Inc., 3.50%, 05/01/2029	842,000	780,704
Communications Equipment-0.63%
Juniper Networks, Inc., 3.75%, 08/15/2029	839,000	766,956
Motorola Solutions, Inc., 4.60%, 05/23/2029	1,346,000	1,317,633
		2,084,589
Consumer Finance-1.55%
American Express Co., 4.05%, 05/03/2029	1,692,000	1,628,401
General Motors Financial Co., Inc.
5.65%, 01/17/2029	846,000	837,951
4.30%, 04/06/2029	1,866,000	1,727,278
Synchrony Financial, 5.15%, 03/19/2029	1,093,000	969,044
		5,162,674
Consumer Staples Distribution & Retail-1.40%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	833,000	906,008
Kroger Co. (The), 4.50%, 01/15/2029	1,004,000	984,696
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 3.38%, 04/15/2029	$1,695,000	$1,612,188
Walmart, Inc., 3.25%, 07/08/2029	1,243,000	1,176,691
		4,679,583
Containers & Packaging-0.60%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	848,000	751,301
WRKCo, Inc., 4.90%, 03/15/2029(b)	1,274,000	1,244,244
		1,995,545
Diversified Consumer Services-0.46%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	1,589,000	1,526,911
Diversified REITs-0.58%
Digital Realty Trust L.P., 3.60%, 07/01/2029	1,519,000	1,324,312
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	828,000	590,869
		1,915,181
Diversified Telecommunication Services-3.85%
AT&T, Inc., 4.35%, 03/01/2029	5,073,000	4,919,339
Verizon Communications, Inc.
3.88%, 02/08/2029	1,692,000	1,600,929
4.02%, 12/03/2029	6,700,000	6,313,285
		12,833,553
Electric Utilities-4.14%
Avangrid, Inc., 3.80%, 06/01/2029	1,274,000	1,183,789
Duke Energy Corp., 3.40%, 06/15/2029	1,019,000	931,595
Duke Energy Florida LLC, 2.50%, 12/01/2029(b)	1,183,000	1,035,929
Duke Energy Progress LLC, 3.45%, 03/15/2029	1,016,000	944,145
Edison International, 6.95%, 11/15/2029	928,000	986,890
Evergy, Inc., 2.90%, 09/15/2029	1,350,000	1,193,539
Eversource Energy, Series O, 4.25%, 04/01/2029(b)	827,000	798,305
MidAmerican Energy Co., 3.65%, 04/15/2029	1,428,000	1,358,515
Nevada Power Co., Series CC, 3.70%, 05/01/2029	849,000	803,475
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	837,000	772,723
2.75%, 11/01/2029	1,692,000	1,487,288
Southern California Edison Co., Series A, 4.20%, 03/01/2029	846,000	813,081
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	849,000	761,962
Xcel Energy, Inc., 2.60%, 12/01/2029	836,000	727,636
		13,798,872
Electronic Equipment, Instruments & Components-0.77%
Amphenol Corp., 4.35%, 06/01/2029	830,000	817,471
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	1,164,000	999,673
Keysight Technologies, Inc., 3.00%, 10/30/2029	836,000	736,531
		2,553,675
	Principal Amount	Value
Energy Equipment & Services-0.47%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	$885,000	$794,607
NOV, Inc., 3.60%, 12/01/2029	846,000	758,031
		1,552,638
Entertainment-1.29%
Netflix, Inc., 6.38%, 05/15/2029	1,351,000	1,433,468
Walt Disney Co. (The), 2.00%, 09/01/2029	3,355,000	2,878,582
		4,312,050
Financial Services-3.35%
Blackstone Private Credit Fund, 4.00%, 01/15/2029	1,090,000	917,381
Fidelity National Information Services, Inc., 3.75%, 05/21/2029(b)	1,024,000	948,182
Fiserv, Inc., 3.50%, 07/01/2029	5,077,000	4,651,823
Global Payments, Inc., 5.30%, 08/15/2029	847,000	833,635
Mastercard, Inc., 2.95%, 06/01/2029	1,692,000	1,564,945
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	2,534,000	2,258,337
		11,174,303
Food Products-0.49%
Tyson Foods, Inc., 4.35%, 03/01/2029	1,692,000	1,619,867
Gas Utilities-0.28%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	1,020,000	938,471
Ground Transportation-0.85%
CSX Corp., 4.25%, 03/15/2029(b)	1,608,000	1,574,664
Union Pacific Corp., 3.70%, 03/01/2029	1,301,000	1,254,515
		2,829,179
Health Care Equipment & Supplies-0.36%
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	1,356,000	1,207,631
Health Care Providers & Services-5.76%
Centene Corp., 4.63%, 12/15/2029	5,549,000	5,151,137
CommonSpirit Health, 3.35%, 10/01/2029	1,550,000	1,381,814
Elevance Health, Inc., 2.88%, 09/15/2029	1,399,000	1,253,261
HCA, Inc.
5.88%, 02/01/2029	1,692,000	1,720,496
4.13%, 06/15/2029	3,385,000	3,144,214
Humana, Inc., 3.70%, 03/23/2029	1,274,000	1,182,012
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	1,097,000	980,494
Quest Diagnostics, Inc., 4.20%, 06/30/2029	836,000	816,058
UnitedHealth Group, Inc.
4.25%, 01/15/2029	2,120,000	2,089,462
4.00%, 05/15/2029	1,519,000	1,469,779
		19,188,727
Health Care REITs-1.34%
Healthpeak OP LLC, 3.50%, 07/15/2029	1,101,000	1,002,173
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	846,000	693,485
Ventas Realty L.P., 4.40%, 01/15/2029	1,246,000	1,176,115
Welltower OP LLC
2.05%, 01/15/2029	850,000	713,276
4.13%, 03/15/2029	930,000	865,779
		4,450,828

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-0.74%
Marriott International, Inc., 4.90%, 04/15/2029	$900,000	$883,374
Starbucks Corp., 3.55%, 08/15/2029	1,692,000	1,594,026
		2,477,400
Household Durables-0.59%
Leggett & Platt, Inc., 4.40%, 03/15/2029	836,000	805,170
Whirlpool Corp., 4.75%, 02/26/2029(b)	1,183,000	1,166,261
		1,971,431
Household Products-0.58%
Clorox Co. (The), 4.40%, 05/01/2029(b)	846,000	829,617
Kimberly-Clark Corp., 3.20%, 04/25/2029	1,177,000	1,106,537
		1,936,154
Industrial Conglomerates-0.81%
3M Co.
3.38%, 03/01/2029(b)	1,358,000	1,250,484
2.38%, 08/26/2029(b)	1,684,000	1,447,686
		2,698,170
Insurance-2.87%
Aon Corp., 3.75%, 05/02/2029	1,270,000	1,197,811
CNA Financial Corp., 3.90%, 05/01/2029	843,000	788,957
CNO Financial Group, Inc., 5.25%, 05/30/2029	847,000	803,032
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	1,009,000	880,048
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	2,539,000	2,480,541
PartnerRe Finance B LLC, 3.70%, 07/02/2029	831,000	775,871
Principal Financial Group, Inc., 3.70%, 05/15/2029	850,000	788,703
Progressive Corp. (The), 4.00%, 03/01/2029	929,000	896,965
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	1,014,000	938,597
		9,550,525
IT Services-1.55%
International Business Machines Corp., 3.50%, 05/15/2029	5,510,000	5,151,779
Leisure Products-0.41%
Hasbro, Inc., 3.90%, 11/19/2029(b)	1,510,000	1,378,948
Life Sciences Tools & Services-0.79%
Revvity, Inc., 3.30%, 09/15/2029	1,437,000	1,287,826
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	1,519,000	1,351,424
		2,639,250
Machinery-2.39%
Caterpillar, Inc., 2.60%, 09/19/2029(b)	850,000	771,562
Deere & Co., 5.38%, 10/16/2029(b)	842,000	880,914
John Deere Capital Corp.
3.45%, 03/07/2029	1,016,000	967,922
3.35%, 04/18/2029	1,009,000	951,282
Parker-Hannifin Corp.
3.25%, 06/14/2029	1,681,000	1,542,146
4.50%, 09/15/2029	1,692,000	1,654,982
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	1,268,000	1,193,491
		7,962,299
	Principal Amount	Value
Media-2.21%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	$2,120,000	$1,760,341
5.05%, 03/30/2029	2,120,000	2,034,010
Comcast Corp., 4.55%, 01/15/2029	1,680,000	1,674,029
Discovery Communications LLC, 4.13%, 05/15/2029(b)	1,260,000	1,149,625
Paramount Global, 4.20%, 06/01/2029(b)	846,000	758,450
		7,376,455
Metals & Mining-0.24%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	846,000	806,586
Multi-Utilities-0.46%
DTE Energy Co., Series C, 3.40%, 06/15/2029	813,000	738,923
Sempra Energy, 3.70%, 04/01/2029	846,000	777,966
		1,516,889
Office REITs-0.36%
Boston Properties L.P., 3.40%, 06/21/2029	1,442,000	1,196,605
Oil, Gas & Consumable Fuels-7.67%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	836,000	809,425
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	2,542,000	2,330,184
Chevron USA, Inc., 3.25%, 10/15/2029	835,000	778,975
ConocoPhillips Co., 6.95%, 04/15/2029	2,023,000	2,251,762
DCP Midstream Operating L.P., 5.13%, 05/15/2029	1,019,000	991,739
Diamondback Energy, Inc., 3.50%, 12/01/2029	1,728,000	1,562,351
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	1,692,000	1,516,986
Energy Transfer L.P.
5.25%, 04/15/2029	2,539,000	2,508,279
4.15%, 09/15/2029	924,000	864,063
Enterprise Products Operating LLC, 3.13%, 07/31/2029	2,120,000	1,915,371
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	2,098,000	1,889,123
MPLX L.P., 4.80%, 02/15/2029	1,274,000	1,240,896
ONEOK, Inc., 4.35%, 03/15/2029	1,183,000	1,106,191
Phillips 66 Co., 3.15%, 12/15/2029	950,000	841,519
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	2,538,000	2,235,731
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	2,120,000	2,002,406
Valero Energy Corp., 4.00%, 04/01/2029	743,000	705,574
		25,550,575
Paper & Forest Products-0.29%
Georgia-Pacific LLC, 7.75%, 11/15/2029	836,000	966,259
Passenger Airlines-0.22%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	805,000	718,362
Personal Care Products-0.66%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	1,096,000	956,425
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	1,430,000	1,253,255
		2,209,680

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-3.60%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	$1,682,000	$1,648,786
Eli Lilly and Co., 3.38%, 03/15/2029	1,580,000	1,501,217
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	1,681,000	1,588,055
Haleon UK Capital PLC, 3.38%, 03/24/2029	1,730,000	1,592,335
Merck & Co., Inc., 3.40%, 03/07/2029	2,967,000	2,829,872
Pfizer, Inc., 3.45%, 03/15/2029	2,967,000	2,825,614
		11,985,879
Professional Services-0.33%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	1,274,000	1,099,467
Residential REITs-0.78%
Camden Property Trust, 3.15%, 07/01/2029(b)	1,017,000	907,189
ERP Operating L.P., 3.00%, 07/01/2029	1,019,000	910,564
Essex Portfolio L.P., 4.00%, 03/01/2029	830,000	777,950
		2,595,703
Retail REITs-1.03%
Realty Income Corp.
3.25%, 06/15/2029	783,000	709,502
3.10%, 12/15/2029	1,010,000	899,407
Simon Property Group L.P., 2.45%, 09/13/2029	2,120,000	1,808,517
		3,417,426
Semiconductors & Semiconductor Equipment-3.92%
Intel Corp.
4.00%, 08/05/2029(b)	1,428,000	1,365,135
2.45%, 11/15/2029	3,385,000	2,936,639
KLA Corp., 4.10%, 03/15/2029	1,356,000	1,319,850
Lam Research Corp., 4.00%, 03/15/2029	1,697,000	1,652,695
Micron Technology, Inc.
5.33%, 02/06/2029	1,183,000	1,167,380
6.75%, 11/01/2029	2,111,000	2,208,236
Qorvo, Inc., 4.38%, 10/15/2029	1,440,000	1,289,383
Texas Instruments, Inc., 2.25%, 09/04/2029(b)	1,274,000	1,127,209
		13,066,527
Software-1.33%
Oracle Corp., 6.15%, 11/09/2029	2,100,000	2,215,858
Roper Technologies, Inc., 2.95%, 09/15/2029	1,163,000	1,035,661
Workday, Inc., 3.70%, 04/01/2029	1,254,000	1,167,335
		4,418,854
Specialized REITs-2.31%
American Tower Corp.
3.95%, 03/15/2029	1,019,000	950,210
3.80%, 08/15/2029	2,793,000	2,578,185
Crown Castle, Inc., 4.30%, 02/15/2029	1,019,000	973,282
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	1,272,000	1,218,028
Public Storage, 3.39%, 05/01/2029	850,000	791,531
Weyerhaeuser Co., 4.00%, 11/15/2029	1,274,000	1,186,496
		7,697,732
Specialty Retail-2.66%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	2,955,000	2,945,456
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The), 2.95%, 06/15/2029	$2,967,000	$2,730,740
Lowe’s Cos., Inc., 3.65%, 04/05/2029	2,539,000	2,384,657
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	834,000	792,026
		8,852,879
Technology Hardware, Storage & Peripherals-1.95%
Apple, Inc.
3.25%, 08/08/2029(b)	1,692,000	1,608,193
2.20%, 09/11/2029	2,967,000	2,648,597
HP, Inc., 4.00%, 04/15/2029(b)	1,674,000	1,573,483
Western Digital Corp., 2.85%, 02/01/2029	836,000	675,476
		6,505,749
Tobacco-2.17%
Altria Group, Inc., 4.80%, 02/14/2029	3,227,000	3,157,751
B.A.T Capital Corp. (United Kingdom), 3.46%, 09/06/2029	843,000	734,521
Philip Morris International, Inc.
3.38%, 08/15/2029	1,274,000	1,158,470
5.63%, 11/17/2029	2,120,000	2,173,589
		7,224,331
Trading Companies & Distributors-0.24%
GATX Corp., 4.70%, 04/01/2029	837,000	814,275
Water Utilities-0.26%
American Water Capital Corp., 3.45%, 06/01/2029	928,000	862,761
Wireless Telecommunication Services-1.74%
T-Mobile USA, Inc.
2.63%, 02/15/2029	1,664,000	1,457,060
2.40%, 03/15/2029(b)	836,000	725,624
3.38%, 04/15/2029	3,976,000	3,602,469
		5,785,153
Total U.S. Dollar Denominated Bonds & Notes (Cost $348,173,855)		328,357,045
	Shares
Money Market Funds-0.46%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $1,539,079)	1,539,079	1,539,079
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.03% (Cost $349,712,934)		329,896,124
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.60%
Invesco Private Government Fund, 5.10%(c)(d)(e)	8,193,979	8,193,979

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(c)(d)(e)	20,460,919	$20,458,873
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,655,460)		28,652,852
TOTAL INVESTMENTS IN SECURITIES-107.63% (Cost $378,368,394)		358,548,976
OTHER ASSETS LESS LIABILITIES-(7.63)%		(25,406,438)
NET ASSETS-100.00%		$333,142,538

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$226,758	$9,448,675	$(8,136,354)	$-	$-	$1,539,079	$28,558
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,112,250	33,909,328	(28,827,599)	-	-	8,193,979	205,132*
Invesco Private Prime Fund	8,002,930	81,976,040	(69,512,967)	(3,181)	(3,949)	20,458,873	552,679*
Total	$11,341,938	$125,334,043	$(106,476,920)	$(3,181)	$(3,949)	$30,191,931	$786,369

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.24%
Aerospace & Defense-3.15%
Boeing Co. (The), 5.15%, 05/01/2030	$4,930,000	$4,891,804
Raytheon Technologies Corp., 2.25%, 07/01/2030	1,100,000	932,184
Textron, Inc., 3.00%, 06/01/2030	710,000	626,932
		6,450,920
Automobile Components-0.34%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	821,000	703,895
Banks-6.56%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030(b)	1,000,000	878,050
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	1,370,000	1,340,533
Citizens Financial Group, Inc., 3.25%, 04/30/2030	770,000	628,253
Huntington National Bank (The), 5.65%, 01/10/2030	1,050,000	1,010,236
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	1,200,000	1,027,766
2.05%, 07/17/2030	1,400,000	1,143,554
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030	1,560,000	1,601,048
2.75%, 01/15/2030	1,260,000	1,094,092
2.13%, 07/08/2030	1,630,000	1,339,871
2.14%, 09/23/2030	850,000	681,667
Truist Bank, 2.25%, 03/11/2030	1,250,000	995,401
Truist Financial Corp., 1.95%, 06/05/2030(b)	812,000	649,487
U.S. Bancorp, 1.38%, 07/22/2030(b)	1,367,000	1,040,006
		13,429,964
Beverages-2.18%
Coca-Cola Co. (The), 1.65%, 06/01/2030	1,643,000	1,377,321
Constellation Brands, Inc., 2.88%, 05/01/2030	660,000	576,241
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	1,000,000	848,132
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	820,000	742,579
PepsiCo, Inc., 1.63%, 05/01/2030	1,100,000	918,900
		4,463,173
Biotechnology-3.71%
Amgen, Inc.
2.45%, 02/21/2030	1,370,000	1,179,038
5.25%, 03/02/2030	3,020,000	3,044,532
Biogen, Inc., 2.25%, 05/01/2030(b)	1,640,000	1,374,218
Gilead Sciences, Inc., 1.65%, 10/01/2030	1,100,000	898,933
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,370,000	1,104,977
		7,601,698
Broadline Retail-1.32%
Amazon.com, Inc., 1.50%, 06/03/2030	2,190,000	1,809,568
eBay, Inc., 2.70%, 03/11/2030	1,040,000	901,109
		2,710,677
Building Products-0.27%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	690,000	561,124
	Principal Amount	Value
Capital Markets-2.51%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	$827,000	$771,528
Cboe Global Markets, Inc., 1.63%, 12/15/2030	550,000	434,462
CI Financial Corp. (Canada), 3.20%, 12/17/2030	1,049,000	787,626
Franklin Resources, Inc., 1.60%, 10/30/2030	930,000	732,590
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	1,200,000	989,186
Northern Trust Corp., 1.95%, 05/01/2030	1,100,000	909,260
S&P Global, Inc., 1.25%, 08/15/2030(b)	661,000	525,166
		5,149,818
Chemicals-2.00%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	990,000	848,327
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	930,000	774,128
EIDP, Inc., 2.30%, 07/15/2030	550,000	465,499
Linde, Inc., 1.10%, 08/10/2030	771,000	611,104
LYB International Finance III LLC, 2.25%, 10/01/2030	547,000	446,830
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	547,000	479,341
Sherwin-Williams Co. (The), 2.30%, 05/15/2030(b)	550,000	463,451
		4,088,680
Commercial Services & Supplies-0.68%
Republic Services, Inc., 2.30%, 03/01/2030	660,000	566,825
Waste Management, Inc., 4.63%, 02/15/2030	820,000	817,815
		1,384,640
Communications Equipment-0.39%
Motorola Solutions, Inc., 2.30%, 11/15/2030(b)	990,000	801,162
Construction & Engineering-0.46%
Quanta Services, Inc., 2.90%, 10/01/2030	1,100,000	934,082
Construction Materials-0.58%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	520,000	439,122
Vulcan Materials Co., 3.50%, 06/01/2030	820,000	740,936
		1,180,058
Consumer Finance-1.04%
General Motors Financial Co., Inc.
5.85%, 04/06/2030(b)	1,100,000	1,089,868
3.60%, 06/21/2030	1,203,000	1,043,211
		2,133,079
Consumer Staples Distribution & Retail-1.24%
Costco Wholesale Corp., 1.60%, 04/20/2030	1,923,000	1,612,855
Kroger Co. (The), 2.20%, 05/01/2030(b)	550,000	456,182
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	548,000	475,024
		2,544,061
Containers & Packaging-0.73%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	550,000	459,117
Avery Dennison Corp., 2.65%, 04/30/2030	544,000	458,852
Sonoco Products Co., 3.13%, 05/01/2030	660,000	576,482
		1,494,451
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Distributors-0.21%
Genuine Parts Co., 1.88%, 11/01/2030	$548,000	$423,608
Diversified Consumer Services-0.58%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	820,000	727,911
Yale University, Series 2020, 1.48%, 04/15/2030(b)	550,000	454,576
		1,182,487
Diversified REITs-0.50%
VICI Properties L.P., 4.95%, 02/15/2030	1,100,000	1,024,662
Diversified Telecommunication Services-0.92%
Verizon Communications, Inc.
1.50%, 09/18/2030	1,100,000	872,720
1.68%, 10/30/2030	1,260,000	1,002,467
		1,875,187
Electric Utilities-5.70%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	660,000	540,833
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	660,000	524,674
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	1,200,000	1,131,644
Duke Energy Carolinas LLC, 2.45%, 02/01/2030(b)	550,000	476,398
Duke Energy Corp., 2.45%, 06/01/2030	930,000	780,599
Duke Energy Florida LLC, 1.75%, 06/15/2030	550,000	449,427
Entergy Corp., 2.80%, 06/15/2030	660,000	566,908
Eversource Energy, Series R, 1.65%, 08/15/2030	661,000	528,598
FirstEnergy Corp., 2.65%, 03/01/2030	660,000	560,957
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	660,000	655,759
2.25%, 06/01/2030	2,190,000	1,820,468
Pacific Gas and Electric Co., 4.55%, 07/01/2030	3,400,000	3,100,890
PG&E Wildfire Recovery Funding LLC, Series A-1, 3.59%, 06/01/2030(b)	553,519	531,001
		11,668,156
Electrical Equipment-0.44%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	550,000	441,748
Emerson Electric Co., 1.95%, 10/15/2030	550,000	459,012
		900,760
Electronic Equipment, Instruments & Components-0.46%
Jabil, Inc., 3.60%, 01/15/2030	550,000	490,461
Teledyne FLIR LLC, 2.50%, 08/01/2030	530,000	444,245
		934,706
Energy Equipment & Services-1.33%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	550,000	532,451
Halliburton Co., 2.92%, 03/01/2030(b)	1,100,000	974,169
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	1,370,000	1,208,290
		2,714,910
Entertainment-0.21%
Activision Blizzard, Inc., 1.35%, 09/15/2030	550,000	440,132
Financial Services-1.67%
Block Financial LLC, 3.88%, 08/15/2030	708,000	609,319
	Principal Amount	Value
Financial Services-(continued)
Fiserv, Inc., 2.65%, 06/01/2030	$1,100,000	$945,057
Global Payments, Inc., 2.90%, 05/15/2030	1,100,000	928,458
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	1,100,000	934,727
		3,417,561
Food Products-2.36%
Campbell Soup Co., 2.38%, 04/24/2030(b)	550,000	467,730
Hormel Foods Corp., 1.80%, 06/11/2030(b)	1,093,000	915,624
Ingredion, Inc., 2.90%, 06/01/2030	660,000	571,456
JM Smucker Co. (The), 2.38%, 03/15/2030	550,000	470,400
Kellogg Co., 2.10%, 06/01/2030	550,000	458,904
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	810,000	757,826
McCormick & Co., Inc., 2.50%, 04/15/2030	550,000	470,117
Mondelez International, Inc., 2.75%, 04/13/2030	820,000	723,060
		4,835,117
Gas Utilities-0.52%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	550,000	443,201
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	710,000	616,207
		1,059,408
Ground Transportation-0.23%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030(b)	550,000	465,891
Health Care Equipment & Supplies-2.43%
Abbott Laboratories, 1.40%, 06/30/2030(b)	710,000	583,973
Becton, Dickinson and Co., 2.82%, 05/20/2030(b)	820,000	720,016
Boston Scientific Corp., 2.65%, 06/01/2030(b)	1,313,000	1,148,765
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	822,000	719,297
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	1,097,000	884,729
Stryker Corp., 1.95%, 06/15/2030	1,100,000	917,572
		4,974,352
Health Care Providers & Services-6.83%
AmerisourceBergen Corp., 2.80%, 05/15/2030(b)	550,000	481,404
Centene Corp.
3.38%, 02/15/2030	2,190,000	1,890,277
3.00%, 10/15/2030	2,410,000	2,018,495
Cigna Group (The), 2.40%, 03/15/2030	1,640,000	1,397,521
CommonSpirit Health, 2.78%, 10/01/2030	607,000	515,781
CVS Health Corp.
5.13%, 02/21/2030	1,640,000	1,635,472
1.75%, 08/21/2030	1,370,000	1,102,080
Elevance Health, Inc., 2.25%, 05/15/2030	1,210,000	1,022,616
Sutter Health, Series 20-A, 2.29%, 08/15/2030	770,000	642,136
UnitedHealth Group, Inc.
5.30%, 02/15/2030	1,370,000	1,419,898
2.00%, 05/15/2030	1,370,000	1,163,566
Universal Health Services, Inc., 2.65%, 10/15/2030	870,000	705,447
		13,994,693

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Hotel & Resort REITs-0.34%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	$820,000	$694,920
Hotels, Restaurants & Leisure-2.57%
Booking Holdings, Inc., 4.63%, 04/13/2030	1,640,000	1,631,081
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	1,100,000	1,055,359
McDonald’s Corp., 2.13%, 03/01/2030(b)	820,000	703,690
Starbucks Corp.
2.25%, 03/12/2030	820,000	699,901
2.55%, 11/15/2030	1,370,000	1,179,565
		5,269,596
Household Durables-0.66%
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	550,000	494,818
NVR, Inc., 3.00%, 05/15/2030	983,000	860,256
		1,355,074
Household Products-0.76%
Clorox Co. (The), 1.80%, 05/15/2030	550,000	452,724
Procter & Gamble Co. (The), 1.20%, 10/29/2030	1,370,000	1,112,876
		1,565,600
Industrial Conglomerates-0.45%
Honeywell International, Inc., 1.95%, 06/01/2030	1,100,000	927,738
Industrial REITs-0.31%
Prologis L.P., 1.25%, 10/15/2030	820,000	639,627
Insurance-4.16%
Alleghany Corp., 3.63%, 05/15/2030	550,000	516,155
Allstate Corp. (The), 1.45%, 12/15/2030(b)	660,000	514,496
Aon Corp., 2.80%, 05/15/2030	1,100,000	958,327
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	548,000	469,175
1.45%, 10/15/2030	801,000	654,940
Brighthouse Financial, Inc., 5.63%, 05/15/2030	670,000	631,816
CNA Financial Corp., 2.05%, 08/15/2030	544,000	441,572
Fidelity National Financial, Inc., 3.40%, 06/15/2030(b)	710,000	616,021
Loews Corp., 3.20%, 05/15/2030	548,000	489,235
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	820,000	686,819
Principal Financial Group, Inc., 2.13%, 06/15/2030	661,000	537,476
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	550,000	468,145
Prudential Funding (Asia) PLC (United Kingdom), 3.13%, 04/14/2030	1,070,000	953,780
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	660,000	574,322
		8,512,279
Interactive Media & Services-0.98%
Alphabet, Inc., 1.10%, 08/15/2030	2,470,000	2,018,170
IT Services-0.61%
International Business Machines Corp., 1.95%, 05/15/2030	1,510,000	1,257,599
	Principal Amount	Value
Life Sciences Tools & Services-0.22%
Agilent Technologies, Inc., 2.10%, 06/04/2030	$544,000	$449,762
Machinery-1.78%
Cummins, Inc., 1.50%, 09/01/2030	933,000	762,865
Flowserve Corp., 3.50%, 10/01/2030	545,000	474,664
IDEX Corp., 3.00%, 05/01/2030	550,000	474,917
John Deere Capital Corp., 2.45%, 01/09/2030	600,000	527,916
Otis Worldwide Corp., 2.57%, 02/15/2030	1,630,000	1,410,808
		3,651,170
Media-0.74%
Discovery Communications LLC, 3.63%, 05/15/2030	1,100,000	955,413
Omnicom Group, Inc., 2.45%, 04/30/2030	660,000	557,782
		1,513,195
Metals & Mining-1.70%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	548,000	503,464
4.63%, 08/01/2030(b)	680,000	637,313
Newmont Corp., 2.25%, 10/01/2030(b)	1,100,000	912,487
Nucor Corp., 2.70%, 06/01/2030(b)	550,000	479,804
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	548,000	448,259
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	548,000	502,404
		3,483,731
Multi-Utilities-1.07%
NiSource, Inc., 3.60%, 05/01/2030	1,100,000	1,002,792
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	601,000	476,416
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	880,000	711,351
		2,190,559
Oil, Gas & Consumable Fuels-9.72%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	1,100,000	903,608
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	528,000	456,965
Chevron Corp., 2.24%, 05/11/2030(b)	1,640,000	1,436,562
Devon Energy Corp., 4.50%, 01/15/2030	632,000	594,787
Enterprise Products Operating LLC, 2.80%, 01/31/2030	1,370,000	1,206,601
EOG Resources, Inc., 4.38%, 04/15/2030	820,000	808,896
Equinor ASA (Norway), 2.38%, 05/22/2030	820,000	715,721
Exxon Mobil Corp., 2.61%, 10/15/2030	2,190,000	1,931,538
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	550,000	480,901
MPLX L.P., 2.65%, 08/15/2030	1,640,000	1,373,745
Occidental Petroleum Corp.
8.88%, 07/15/2030	1,101,000	1,269,789
6.63%, 09/01/2030	1,590,000	1,659,022
ONEOK, Inc., 3.10%, 03/15/2030	860,000	743,780
Phillips 66, 2.15%, 12/15/2030(b)	930,000	760,045
Pioneer Natural Resources Co., 1.90%, 08/15/2030	1,210,000	983,789
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	820,000	729,228

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	$1,038,000	$998,893
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	770,000	686,628
Western Midstream Operating L.P., 4.30%, 02/01/2030	1,315,000	1,170,752
Williams Cos., Inc. (The), 3.50%, 11/15/2030	1,100,000	986,790
		19,898,040
Personal Care Products-0.57%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	770,000	677,879
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	600,000	484,583
		1,162,462
Pharmaceuticals-5.73%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030	710,000	721,157
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	1,430,000	1,157,735
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	1,370,000	1,106,077
Johnson & Johnson, 1.30%, 09/01/2030(b)	1,920,000	1,590,173
Merck & Co., Inc., 1.45%, 06/24/2030	1,373,000	1,128,623
Pfizer, Inc., 1.70%, 05/28/2030(b)	1,100,000	917,837
Royalty Pharma PLC, 2.20%, 09/02/2030	1,089,000	879,288
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030(b)	2,710,000	2,264,821
Viatris, Inc., 2.70%, 06/22/2030(b)	1,590,000	1,278,627
Zoetis, Inc., 2.00%, 05/15/2030	820,000	685,238
		11,729,576
Professional Services-0.72%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	1,100,000	898,496
Equifax, Inc., 3.10%, 05/15/2030	660,000	570,348
		1,468,844
Residential REITs-0.35%
Camden Property Trust, 2.80%, 05/15/2030(b)	820,000	711,126
Retail REITs-1.56%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	880,000	794,650
Kimco Realty OP LLC, 2.70%, 10/01/2030	550,000	455,477
Realty Income Corp., 4.85%, 03/15/2030	660,000	646,633
Regency Centers L.P., 3.70%, 06/15/2030	660,000	595,121
Simon Property Group L.P., 2.65%, 07/15/2030	820,000	699,411
		3,191,292
Semiconductors & Semiconductor Equipment-2.58%
Applied Materials, Inc., 1.75%, 06/01/2030	820,000	684,558
Intel Corp., 5.13%, 02/10/2030	1,370,000	1,386,683
Lam Research Corp., 1.90%, 06/15/2030	820,000	687,435
QUALCOMM, Inc., 2.15%, 05/20/2030	1,320,000	1,131,650
Texas Instruments, Inc., 1.75%, 05/04/2030(b)	820,000	689,867
Xilinx, Inc., 2.38%, 06/01/2030	820,000	710,104
		5,290,297
	Principal Amount	Value
Software-1.48%
Autodesk, Inc., 2.85%, 01/15/2030	$550,000	$487,193
Intuit, Inc., 1.65%, 07/15/2030	548,000	443,370
Oracle Corp., 4.65%, 05/06/2030	820,000	792,497
ServiceNow, Inc., 1.40%, 09/01/2030	1,643,000	1,308,103
		3,031,163
Specialized REITs-1.01%
American Tower Corp.
2.90%, 01/15/2030(b)	820,000	713,442
2.10%, 06/15/2030	820,000	667,376
1.88%, 10/15/2030	880,000	698,190
		2,079,008
Specialty Retail-2.12%
AutoNation, Inc., 4.75%, 06/01/2030	548,000	510,104
Best Buy Co., Inc., 1.95%, 10/01/2030	711,000	571,842
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	820,000	854,309
Leidos, Inc., 4.38%, 05/15/2030	820,000	749,614
Lowe’s Cos., Inc., 1.70%, 10/15/2030	1,367,000	1,093,883
Tractor Supply Co., 1.75%, 11/01/2030	711,000	562,094
		4,341,846
Technology Hardware, Storage & Peripherals-1.67%
Apple, Inc.
1.65%, 05/11/2030(b)	1,920,000	1,636,001
1.25%, 08/20/2030	1,370,000	1,124,238
NetApp, Inc., 2.70%, 06/22/2030(b)	770,000	654,369
		3,414,608
Textiles, Apparel & Luxury Goods-0.69%
Ralph Lauren Corp., 2.95%, 06/15/2030	820,000	726,306
VF Corp., 2.95%, 04/23/2030(b)	820,000	677,603
		1,403,909
Tobacco-1.80%
Altria Group, Inc., 3.40%, 05/06/2030(b)	827,000	732,205
Philip Morris International, Inc.
5.13%, 02/15/2030	1,640,000	1,624,158
2.10%, 05/01/2030	820,000	678,482
1.75%, 11/01/2030	824,000	654,392
		3,689,237
Trading Companies & Distributors-0.87%
Air Lease Corp.
3.00%, 02/01/2030	710,000	592,542
3.13%, 12/01/2030	820,000	682,152
GATX Corp., 4.00%, 06/30/2030	544,000	500,128
		1,774,822
Water Utilities-0.47%
American Water Capital Corp., 2.80%, 05/01/2030	550,000	484,373
Essential Utilities, Inc., 2.70%, 04/15/2030	550,000	471,608
		955,981
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $215,725,901)		203,214,343

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.10%
Invesco Private Government Fund, 5.10%(c)(d)(e)	7,509,150	$7,509,150
Invesco Private Prime Fund, 5.22%(c)(d)(e)	19,316,765	19,314,833
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,826,594)		26,823,983
TOTAL INVESTMENTS IN SECURITIES-112.34% (Cost $242,552,495)		230,038,326
OTHER ASSETS LESS LIABILITIES-(12.34)%		(25,269,998)
NET ASSETS-100.00%		$204,768,328

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$163,411	$3,846,025	$(4,009,436)	$-	$-	$-	$10,365
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,786,892	32,533,241	(26,810,983)	-	-	7,509,150	194,107*
Invesco Private Prime Fund	4,594,865	73,845,715	(59,121,935)	(2,899)	(913)	19,314,833	524,091*
Total	$6,545,168	$110,224,981	$(89,942,354)	$(2,899)	$(913)	$26,823,983	$728,563

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.01%
Aerospace & Defense-1.85%
Boeing Co. (The), 3.63%, 02/01/2031	$1,020,000	$922,810
General Dynamics Corp., 2.25%, 06/01/2031	360,000	304,799
L3Harris Technologies, Inc., 1.80%, 01/15/2031	470,000	376,212
Raytheon Technologies Corp., 1.90%, 09/01/2031	730,000	586,969
Textron, Inc., 2.45%, 03/15/2031	360,000	301,009
		2,491,799
Air Freight & Logistics-0.45%
FedEx Corp., 2.40%, 05/15/2031	730,000	607,750
Automobile Components-0.24%
American Honda Finance Corp., 1.80%, 01/13/2031	400,000	326,924
Automobiles-1.70%
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	1,090,000	1,367,949
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031(b)	360,000	310,286
Toyota Motor Credit Corp.
1.65%, 01/10/2031	390,000	315,565
1.90%, 09/12/2031	360,000	292,970
		2,286,770
Banks-1.79%
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	700,000	553,784
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	1,090,000	886,506
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	400,000	313,186
2.22%, 09/17/2031	800,000	646,134
		2,399,610
Beverages-2.90%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	550,000	568,100
Coca-Cola Co. (The)
2.00%, 03/05/2031	550,000	464,634
1.38%, 03/15/2031	950,000	766,979
Constellation Brands, Inc., 2.25%, 08/01/2031	730,000	596,555
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	360,000	298,572
PepsiCo, Inc.
1.40%, 02/25/2031	550,000	446,474
1.95%, 10/21/2031	910,000	758,609
		3,899,923
Biotechnology-0.56%
Amgen, Inc., 2.30%, 02/25/2031	910,000	758,469
Broadline Retail-1.88%
Amazon.com, Inc., 2.10%, 05/12/2031	2,186,000	1,849,884
eBay, Inc., 2.60%, 05/10/2031	530,000	444,820
Kohl’s Corp., 4.63%, 05/01/2031	360,000	234,796
		2,529,500
Building Products-0.82%
Carrier Global Corp., 2.70%, 02/15/2031	550,000	465,491
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	360,000	291,074
Masco Corp., 2.00%, 02/15/2031	437,000	346,117
		1,102,682
	Principal Amount	Value
Capital Markets-4.20%
Ares Capital Corp., 3.20%, 11/15/2031	$500,000	$382,057
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	360,000	286,357
1.80%, 07/28/2031(b)	320,000	252,979
BlackRock, Inc., 1.90%, 01/28/2031	910,000	749,363
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	362,000	298,701
Charles Schwab Corp. (The)
1.65%, 03/11/2031	550,000	416,489
2.30%, 05/13/2031	550,000	439,869
1.95%, 12/01/2031	610,000	463,476
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	731,000	569,802
Moody’s Corp., 2.00%, 08/19/2031	440,000	357,028
Nasdaq, Inc., 1.65%, 01/15/2031	470,000	370,225
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	700,000	559,242
State Street Corp., 2.20%, 03/03/2031	620,000	502,127
		5,647,715
Chemicals-0.25%
Ecolab, Inc., 1.30%, 01/30/2031	430,000	339,816
Commercial Services & Supplies-0.71%
Republic Services, Inc., 1.45%, 02/15/2031	470,000	371,427
Waste Management, Inc., 1.50%, 03/15/2031	730,000	581,325
		952,752
Communications Equipment-0.38%
Motorola Solutions, Inc., 2.75%, 05/24/2031	620,000	511,140
Construction Materials-0.73%
Eagle Materials, Inc., 2.50%, 07/01/2031	550,000	448,261
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	650,000	531,921
		980,182
Consumer Finance-2.51%
Ally Financial, Inc.
8.00%, 11/01/2031	1,430,000	1,493,204
8.00%, 11/01/2031	340,000	347,484
General Motors Financial Co., Inc.
2.35%, 01/08/2031	730,000	571,223
2.70%, 06/10/2031	730,000	580,370
Synchrony Financial, 2.88%, 10/28/2031	530,000	379,034
		3,371,315
Consumer Staples Distribution & Retail-1.48%
Dollar Tree, Inc., 2.65%, 12/01/2031	580,000	479,601
Kroger Co. (The), 1.70%, 01/15/2031(b)	360,000	283,921
Walmart, Inc., 1.80%, 09/22/2031	1,460,000	1,218,202
		1,981,724
Containers & Packaging-0.35%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	580,000	474,938
Diversified REITs-0.88%
American Assets Trust L.P., 3.38%, 02/01/2031	360,000	282,094
Corporate Office Properties L.P., 2.75%, 04/15/2031	440,000	328,612
Physicians Realty L.P., 2.63%, 11/01/2031	368,000	288,520
W.P. Carey, Inc., 2.40%, 02/01/2031	360,000	288,713
		1,187,939
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-5.93%
AT&T, Inc., 2.75%, 06/01/2031	$2,190,000	$1,853,374
Orange S.A. (France), 9.00%, 03/01/2031	1,790,000	2,226,027
Verizon Communications, Inc.
1.75%, 01/20/2031	1,640,000	1,295,794
2.55%, 03/21/2031	3,100,000	2,597,233
		7,972,428
Electric Utilities-5.67%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	360,000	304,059
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	440,000	368,116
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	360,000	285,905
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	660,000	552,519
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	400,000	343,677
Duke Energy Corp., 2.55%, 06/15/2031	734,000	608,176
Duke Energy Florida LLC, 2.40%, 12/15/2031	460,000	379,378
Duke Energy Progress LLC, 2.00%, 08/15/2031	471,000	382,942
Entergy Corp., 2.40%, 06/15/2031	460,000	375,197
Entergy Texas, Inc., 1.75%, 03/15/2031	426,000	338,653
FirstEnergy Corp., Series C, 7.38%, 11/15/2031	480,000	556,032
Pacific Gas and Electric Co., 2.50%, 02/01/2031	1,460,000	1,151,905
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	430,000	417,822
Progress Energy, Inc., 7.75%, 03/01/2031	470,000	535,772
Public Service Co. of Colorado, 1.88%, 06/15/2031	533,000	432,390
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	369,000	290,867
Virginia Electric & Power Co., 2.30%, 11/15/2031	360,000	294,581
		7,617,991
Electrical Equipment-0.45%
Emerson Electric Co., 2.20%, 12/21/2031	730,000	605,449
Electronic Equipment, Instruments & Components-1.79%
Amphenol Corp., 2.20%, 09/15/2031	550,000	450,247
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	720,000	602,415
Jabil, Inc., 3.00%, 01/15/2031	440,000	369,173
Teledyne Technologies, Inc., 2.75%, 04/01/2031	760,000	644,348
Vontier Corp., 2.95%, 04/01/2031	430,000	339,410
		2,405,593
Energy Equipment & Services-0.24%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	390,000	317,632
Entertainment-1.51%
Electronic Arts, Inc., 1.85%, 02/15/2031	550,000	447,559
Walt Disney Co. (The), 2.65%, 01/13/2031	1,820,000	1,582,976
		2,030,535
Financial Services-2.12%
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	910,000	730,408
Global Payments, Inc., 2.90%, 11/15/2031	550,000	449,428
	Principal Amount	Value
Financial Services-(continued)
Mastercard, Inc.
1.90%, 03/15/2031	$430,000	$362,133
2.00%, 11/18/2031	550,000	460,755
ORIX Corp. (Japan), 2.25%, 03/09/2031(b)	330,000	272,127
Visa, Inc., 1.10%, 02/15/2031	730,000	579,702
		2,854,553
Food Products-2.15%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	720,000	603,763
Flowers Foods, Inc., 2.40%, 03/15/2031	360,000	296,711
General Mills, Inc., 2.25%, 10/14/2031	360,000	296,968
Kellogg Co., Series B, 7.45%, 04/01/2031	450,000	515,452
McCormick & Co., Inc., 1.85%, 02/15/2031	362,000	288,701
Mondelez International, Inc., 1.50%, 02/04/2031	360,000	284,647
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	710,000	607,086
		2,893,328
Gas Utilities-0.48%
Atmos Energy Corp., 1.50%, 01/15/2031	440,000	348,962
National Fuel Gas Co., 2.95%, 03/01/2031	365,000	291,687
		640,649
Ground Transportation-1.36%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	1,020,000	902,895
Norfolk Southern Corp., 2.30%, 05/15/2031(b)	360,000	299,681
Union Pacific Corp., 2.38%, 05/20/2031	730,000	621,304
		1,823,880
Health Care Equipment & Supplies-1.39%
Baxter International, Inc., 1.73%, 04/01/2031	470,000	364,767
Becton, Dickinson and Co., 1.96%, 02/11/2031	720,000	584,821
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	550,000	459,577
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	550,000	460,983
		1,870,148
Health Care Providers & Services-5.65%
AmerisourceBergen Corp., 2.70%, 03/15/2031	730,000	624,389
Centene Corp.
2.50%, 03/01/2031	1,600,000	1,281,896
2.63%, 08/01/2031	950,000	762,167
Cigna Group (The), 2.38%, 03/15/2031	1,090,000	911,065
CVS Health Corp.
1.88%, 02/28/2031	910,000	727,096
2.13%, 09/15/2031	730,000	587,441
Elevance Health, Inc., 2.55%, 03/15/2031	730,000	619,358
HCA, Inc., 2.38%, 07/15/2031	620,000	498,173
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	360,000	307,305
Quest Diagnostics, Inc., 2.80%, 06/30/2031	390,000	336,944
UnitedHealth Group, Inc., 2.30%, 05/15/2031	1,090,000	931,051
		7,586,885
Health Care REITs-2.04%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	580,000	445,321
Healthpeak OP LLC, 2.88%, 01/15/2031	440,000	374,277
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	510,000	403,070
Sabra Health Care L.P., 3.20%, 12/01/2031	580,000	429,593
Ventas Realty L.P., 2.50%, 09/01/2031	344,000	273,061

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Health Care REITs-(continued)
Welltower OP LLC
2.75%, 01/15/2031	$430,000	$355,314
2.80%, 06/01/2031	550,000	455,473
		2,736,109
Hotels, Restaurants & Leisure-0.73%
Expedia Group, Inc., 2.95%, 03/15/2031	360,000	300,991
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	800,000	673,394
		974,385
Household Products-0.74%
Kimberly-Clark Corp., 2.00%, 11/02/2031	440,000	366,803
Procter & Gamble Co. (The), 1.95%, 04/23/2031(b)	730,000	625,548
		992,351
Independent Power and Renewable Electricity Producers-0.44%
AES Corp. (The), 2.45%, 01/15/2031	730,000	585,052
Industrial Conglomerates-0.66%
Honeywell International, Inc., 1.75%, 09/01/2031	1,090,000	883,191
Insurance-1.76%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	360,000	298,793
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	365,000	311,610
Brown & Brown, Inc., 2.38%, 03/15/2031	510,000	411,185
Fidelity National Financial, Inc., 2.45%, 03/15/2031	440,000	347,926
First American Financial Corp., 2.40%, 08/15/2031	460,000	352,583
Lincoln National Corp., 3.40%, 01/15/2031(b)	360,000	297,567
Primerica, Inc., 2.80%, 11/19/2031	420,000	348,596
		2,368,260
IT Services-0.60%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	460,000	339,505
VeriSign, Inc., 2.70%, 06/15/2031	551,000	459,428
		798,933
Leisure Products-0.23%
Brunswick Corp., 2.40%, 08/18/2031	400,000	302,813
Life Sciences Tools & Services-1.35%
Agilent Technologies, Inc., 2.30%, 03/12/2031	610,000	505,130
Illumina, Inc., 2.55%, 03/23/2031	360,000	301,175
Revvity, Inc., 2.25%, 09/15/2031	360,000	289,272
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	870,000	711,000
		1,806,577
Machinery-1.21%
Caterpillar, Inc., 1.90%, 03/12/2031	360,000	302,029
IDEX Corp., 2.63%, 06/15/2031	362,000	302,382
John Deere Capital Corp.
1.45%, 01/15/2031	440,000	354,321
2.00%, 06/17/2031	440,000	364,779
Xylem, Inc., 2.25%, 01/30/2031	368,000	307,460
		1,630,971
	Principal Amount	Value
Media-3.31%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	$1,170,000	$936,477
Comcast Corp.
1.95%, 01/15/2031	1,090,000	896,139
1.50%, 02/15/2031	1,280,000	1,017,143
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	366,000	300,285
Omnicom Group, Inc., 2.60%, 08/01/2031	580,000	484,263
Paramount Global, 4.95%, 01/15/2031(b)	910,000	816,640
		4,450,947
Metals & Mining-0.23%
Steel Dynamics, Inc., 3.25%, 01/15/2031	360,000	313,019
Multi-Utilities-1.91%
Ameren Corp., 3.50%, 01/15/2031	580,000	518,320
CenterPoint Energy, Inc., 2.65%, 06/01/2031	350,000	294,282
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	620,000	503,753
DTE Electric Co., Series C, 2.63%, 03/01/2031	440,000	377,531
NiSource, Inc., 1.70%, 02/15/2031	540,000	423,637
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	548,000	444,850
		2,562,373
Office REITs-0.90%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	550,000	475,869
Boston Properties L.P., 3.25%, 01/30/2031	910,000	729,392
		1,205,261
Oil, Gas & Consumable Fuels-7.27%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	360,000	310,876
Burlington Resources LLC, 7.20%, 08/15/2031	320,000	366,832
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	1,090,000	960,441
Conoco Funding Co., 7.25%, 10/15/2031	286,000	329,719
Devon Energy Corp., 7.88%, 09/30/2031	470,000	535,827
Diamondback Energy, Inc., 3.13%, 03/24/2031	580,000	494,745
Hess Corp., 7.30%, 08/15/2031	450,000	494,211
Kinder Morgan, Inc.
2.00%, 02/15/2031(b)	550,000	437,369
7.80%, 08/01/2031	390,000	438,686
Occidental Petroleum Corp.
6.13%, 01/01/2031	830,000	844,326
7.50%, 05/01/2031	630,000	684,934
ONEOK, Inc., 6.35%, 01/15/2031	440,000	453,858
Ovintiv, Inc., 7.38%, 11/01/2031	360,000	384,529
Pioneer Natural Resources Co., 2.15%, 01/15/2031	730,000	597,188
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	720,000	663,228
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	730,000	589,292
Valero Energy Corp., 2.80%, 12/01/2031	340,000	280,991
Williams Cos., Inc. (The), 2.60%, 03/15/2031	1,090,000	902,311
		9,769,363

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.63%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031(b)	$440,000	$364,999
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	600,000	487,228
		852,227
Pharmaceuticals-1.96%
AstraZeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031	550,000	467,883
Merck & Co., Inc., 2.15%, 12/10/2031	1,460,000	1,223,936
Pfizer, Inc., 1.75%, 08/18/2031	730,000	594,753
Royalty Pharma PLC, 2.15%, 09/02/2031	440,000	346,332
		2,632,904
Professional Services-0.88%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	730,000	599,258
Equifax, Inc., 2.35%, 09/15/2031	730,000	582,827
		1,182,085
Real Estate Management & Development-0.22%
CBRE Services, Inc., 2.50%, 04/01/2031	361,000	292,793
Residential REITs-1.07%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	430,000	362,604
ERP Operating L.P., 1.85%, 08/01/2031	354,000	279,939
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	470,000	358,743
Sun Communities Operating L.P., 2.70%, 07/15/2031	551,000	435,539
		1,436,825
Retail REITs-1.17%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	360,000	280,825
Kimco Realty OP LLC, 2.25%, 12/01/2031	355,000	275,050
Realty Income Corp., 3.25%, 01/15/2031	690,000	604,737
Simon Property Group L.P., 2.20%, 02/01/2031	510,000	413,671
		1,574,283
Semiconductors & Semiconductor Equipment-2.35%
Analog Devices, Inc., 2.10%, 10/01/2031	730,000	608,369
Intel Corp., 2.00%, 08/12/2031	910,000	741,357
Marvell Technology, Inc., 2.95%, 04/15/2031	550,000	461,374
NVIDIA Corp., 2.00%, 06/15/2031	910,000	766,391
Skyworks Solutions, Inc., 3.00%, 06/01/2031	360,000	284,399
Texas Instruments, Inc., 1.90%, 09/15/2031	360,000	297,875
		3,159,765
Software-3.91%
Autodesk, Inc., 2.40%, 12/15/2031	727,000	597,684
Fortinet, Inc., 2.20%, 03/15/2031	360,000	294,896
Oracle Corp., 2.88%, 03/25/2031	2,370,000	2,015,984
Roper Technologies, Inc., 1.75%, 02/15/2031	730,000	578,173
Salesforce, Inc., 1.95%, 07/15/2031	1,090,000	904,314
VMware, Inc., 2.20%, 08/15/2031	1,090,000	857,058
		5,248,109
Specialized REITs-3.44%
American Tower Corp.
2.70%, 04/15/2031	510,000	424,844
2.30%, 09/15/2031	510,000	407,482
	Principal Amount	Value
Specialized REITs-(continued)
Crown Castle, Inc.
2.25%, 01/15/2031	$800,000	$656,605
2.10%, 04/01/2031	730,000	588,654
2.50%, 07/15/2031	550,000	454,976
Equinix, Inc., 2.50%, 05/15/2031	730,000	595,943
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	510,000	439,132
Life Storage L.P., 2.40%, 10/15/2031	420,000	335,434
Public Storage
2.30%, 05/01/2031	470,000	394,298
2.25%, 11/09/2031	400,000	329,685
		4,627,053
Specialty Retail-3.00%
AutoZone, Inc., 1.65%, 01/15/2031	440,000	347,354
Home Depot, Inc. (The)
1.38%, 03/15/2031	910,000	720,735
1.88%, 09/15/2031	730,000	596,479
Leidos, Inc., 2.30%, 02/15/2031	730,000	570,485
Lowe’s Cos., Inc., 2.63%, 04/01/2031	1,090,000	921,860
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	360,000	287,566
Ross Stores, Inc., 1.88%, 04/15/2031	360,000	286,244
TJX Cos., Inc. (The), 1.60%, 05/15/2031	360,000	294,212
		4,024,935
Technology Hardware, Storage & Peripherals-2.14%
Apple, Inc.
1.65%, 02/08/2031	2,010,000	1,677,631
1.70%, 08/05/2031	730,000	607,528
HP, Inc., 2.65%, 06/17/2031	730,000	588,976
		2,874,135
Tobacco-0.54%
B.A.T Capital Corp. (United Kingdom), 2.73%, 03/25/2031	910,000	726,567
Water Utilities-0.25%
American Water Capital Corp., 2.30%, 06/01/2031	406,000	339,891
Wireless Telecommunication Services-1.65%
T-Mobile USA, Inc.
2.88%, 02/15/2031	730,000	624,400
3.50%, 04/15/2031	1,790,000	1,596,041
		2,220,441
Total U.S. Dollar Denominated Bonds & Notes (Cost $137,720,899)		133,041,637
	Shares
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $194,747)	194,747	194,747
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $137,915,646)		133,236,384
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.14%
Invesco Private Government Fund, 5.10%(c)(d)(e)	803,277	803,277

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(c)(d)(e)	2,066,299	$2,066,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,869,615)		2,869,369
TOTAL INVESTMENTS IN SECURITIES-101.29% (Cost $140,785,261)		136,105,753
OTHER ASSETS LESS LIABILITIES-(1.29)%		(1,735,442)
NET ASSETS-100.00%		$134,370,311

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,756	$3,446,683	$(3,267,692)	$-	$-	$194,747	$7,309
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,081	5,843,209	(5,160,013)	-	-	803,277	23,272*
Invesco Private Prime Fund	308,780	13,603,451	(11,845,362)	(260)	(517)	2,066,092	62,525*
Total	$444,617	$22,893,343	$(20,273,067)	$(260)	$(517)	$3,064,116	$93,106

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.88%
Aerospace & Defense-0.87%
Lockheed Martin Corp., 3.90%, 06/15/2032	$280,000	$264,615
Raytheon Technologies Corp., 2.38%, 03/15/2032	350,000	289,870
		554,485
Automobiles-1.05%
General Motors Co., 5.60%, 10/15/2032	440,000	424,132
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	270,000	240,507
		664,639
Banks-4.41%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	300,000	246,912
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	350,000	315,336
Citigroup, Inc., 6.63%, 06/15/2032	350,000	369,854
Citizens Financial Group, Inc., 2.64%, 09/30/2032	210,000	144,178
KeyBank N.A., 4.90%, 08/08/2032	125,000	100,105
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	350,000	320,089
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	210,000	171,927
3.20%, 03/10/2032	534,000	461,846
4.46%, 06/08/2032	710,000	671,852
		2,802,099
Beverages-1.84%
Constellation Brands, Inc., 4.75%, 05/09/2032	250,000	243,834
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	270,000	221,699
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	300,000	279,766
PepsiCo, Inc., 3.90%, 07/18/2032	440,000	426,075
		1,171,374
Biotechnology-0.94%
Amgen, Inc.
2.00%, 01/15/2032	360,000	285,592
3.35%, 02/22/2032	350,000	309,719
		595,311
Broadline Retail-2.59%
Amazon.com, Inc.
3.60%, 04/13/2032	890,000	835,357
4.70%, 12/01/2032	800,000	811,620
		1,646,977
Building Products-0.25%
Carlisle Cos., Inc., 2.20%, 03/01/2032	200,000	156,298
Capital Markets-5.19%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	180,000	172,441
BlackRock, Inc., 2.10%, 02/25/2032	350,000	285,603
Brookfield Finance I UK PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	210,000	166,200
Charles Schwab Corp. (The), 2.90%, 03/03/2032	350,000	287,652
CME Group, Inc., 2.65%, 03/15/2032	270,000	231,776
Credit Suisse USA, Inc. (Switzerland), 7.13%, 07/15/2032	220,000	242,885
FactSet Research Systems, Inc., 3.45%, 03/01/2032	180,000	154,766
	Principal Amount	Value
Capital Markets-(continued)
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	$170,000	$131,702
Moody’s Corp., 4.25%, 08/08/2032	180,000	172,745
Morgan Stanley, 7.25%, 04/01/2032	350,000	402,833
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	270,000	219,530
Northern Trust Corp., 6.13%, 11/02/2032	350,000	367,390
S&P Global, Inc., 2.90%, 03/01/2032	530,000	461,256
		3,296,779
Chemicals-1.41%
Albemarle Corp., 5.05%, 06/01/2032	210,000	203,232
Celanese US Holdings LLC, 6.38%, 07/15/2032(b)	355,000	359,240
Ecolab, Inc., 2.13%, 02/01/2032	230,000	190,634
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	180,000	144,741
		897,847
Commercial Services & Supplies-1.83%
Cintas Corp. No. 2, 4.00%, 05/01/2032	280,000	267,314
Republic Services, Inc., 1.75%, 02/15/2032	262,000	207,553
Waste Connections, Inc.
2.20%, 01/15/2032	230,000	186,445
3.20%, 06/01/2032	180,000	157,247
Waste Management, Inc., 4.15%, 04/15/2032	355,000	341,616
		1,160,175
Communications Equipment-0.33%
Motorola Solutions, Inc., 5.60%, 06/01/2032	210,000	210,312
Construction & Engineering-0.23%
Quanta Services, Inc., 2.35%, 01/15/2032	180,000	143,137
Consumer Finance-1.00%
Discover Financial Services, 6.70%, 11/29/2032	270,000	279,982
General Motors Financial Co., Inc., 3.10%, 01/12/2032	440,000	354,957
		634,939
Consumer Staples Distribution & Retail-2.07%
Costco Wholesale Corp., 1.75%, 04/20/2032	350,000	283,975
Dollar General Corp., 5.00%, 11/01/2032(b)	250,000	246,810
Target Corp., 4.50%, 09/15/2032	350,000	345,547
Walmart, Inc., 4.15%, 09/09/2032(b)	440,000	436,890
		1,313,222
Containers & Packaging-0.72%
Avery Dennison Corp., 2.25%, 02/15/2032	180,000	141,714
Sonoco Products Co., 2.85%, 02/01/2032	180,000	150,256
WRKCo, Inc., 4.20%, 06/01/2032	180,000	163,898
		455,868
Distributors-0.23%
Genuine Parts Co., 2.75%, 02/01/2032	180,000	148,905
Diversified Consumer Services-0.28%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	180,000	176,987
Diversified REITs-1.01%
CubeSmart L.P., 2.50%, 02/15/2032	180,000	143,778
VICI Properties L.P., 5.13%, 05/15/2032	530,000	495,307
		639,085
Diversified Telecommunication Services-4.28%
AT&T, Inc., 2.25%, 02/01/2032	890,000	712,982
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	$210,000	$170,328
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	180,000	229,985
TELUS Corp. (Canada), 3.40%, 05/13/2032	320,000	279,372
Verizon Communications, Inc., 2.36%, 03/15/2032	1,640,000	1,323,449
		2,716,116
Electric Utilities-9.03%
AEP Texas, Inc., 4.70%, 05/15/2032	180,000	173,636
Alabama Power Co., 3.05%, 03/15/2032	250,000	218,941
American Electric Power Co., Inc., 5.95%, 11/01/2032	180,000	188,157
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	180,000	169,699
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	180,000	154,360
Duke Energy Corp., 4.50%, 08/15/2032	410,000	387,803
Duke Energy Progress LLC, 3.40%, 04/01/2032	180,000	160,857
Entergy Louisiana LLC, 2.35%, 06/15/2032	180,000	145,934
Eversource Energy, 3.38%, 03/01/2032	230,000	201,821
Exelon Corp., 3.35%, 03/15/2032	230,000	200,702
Florida Power & Light Co., 2.45%, 02/03/2032	530,000	444,282
Georgia Power Co., 4.70%, 05/15/2032	250,000	243,429
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	180,000	151,447
4.02%, 11/01/2032	76,000	70,824
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	350,000	285,035
5.00%, 07/15/2032	350,000	346,127
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	246,000	241,376
Pacific Gas and Electric Co., 5.90%, 06/15/2032	210,000	205,656
Southern California Edison Co.
2.75%, 02/01/2032	180,000	152,228
5.95%, 11/01/2032	270,000	286,170
Southern Co. (The), 5.70%, 10/15/2032	180,000	185,646
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	180,000	179,969
Union Electric Co., 2.15%, 03/15/2032	190,000	153,885
Virginia Electric & Power Co., 2.40%, 03/30/2032	210,000	173,036
Wisconsin Electric Power Co., 4.75%, 09/30/2032	180,000	177,545
Wisconsin Power and Light Co., 3.95%, 09/01/2032	210,000	194,737
Xcel Energy, Inc., 4.60%, 06/01/2032	250,000	240,764
		5,734,066
Electrical Equipment-0.27%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	180,000	174,177
Electronic Equipment, Instruments & Components-1.21%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	210,000	208,007
Arrow Electronics, Inc., 2.95%, 02/15/2032	180,000	148,287
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Eaton Corp., 4.00%, 11/02/2032	$250,000	$236,932
Tyco Electronics Group S.A., 2.50%, 02/04/2032	210,000	178,044
		771,270
Entertainment-0.59%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	180,000	165,790
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	180,000	207,762
		373,552
Financial Services-3.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	1,450,000	1,179,410
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	270,000	263,937
Global Payments, Inc., 5.40%, 08/15/2032	270,000	263,224
ORIX Corp. (Japan)
4.00%, 04/13/2032	180,000	166,555
5.20%, 09/13/2032	174,000	178,141
PayPal Holdings, Inc., 4.40%, 06/01/2032	350,000	337,417
		2,388,684
Food Products-1.65%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	270,000	236,709
J. M. Smucker Co. (The), 2.13%, 03/15/2032	180,000	145,159
Mondelez International, Inc.
3.00%, 03/17/2032	270,000	236,408
1.88%, 10/15/2032(b)	220,000	173,131
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	320,000	256,011
		1,047,418
Gas Utilities-0.57%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	180,000	173,286
Southwest Gas Corp., 4.05%, 03/15/2032	210,000	189,481
		362,767
Ground Transportation-1.81%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	280,000	263,092
CSX Corp., 4.10%, 11/15/2032	340,000	323,471
Norfolk Southern Corp., 3.00%, 03/15/2032	210,000	182,439
Union Pacific Corp., 2.80%, 02/14/2032	440,000	381,741
		1,150,743
Health Care Equipment & Supplies-0.97%
Baxter International, Inc., 2.54%, 02/01/2032(b)	550,000	445,055
Becton, Dickinson and Co., 4.30%, 08/22/2032	180,000	171,245
		616,300
Health Care Providers & Services-1.83%
Elevance Health, Inc.
4.10%, 05/15/2032	210,000	197,633
5.50%, 10/15/2032	230,000	237,893
Humana, Inc., 2.15%, 02/03/2032	270,000	214,908
UnitedHealth Group, Inc., 4.20%, 05/15/2032	530,000	511,190
		1,161,624

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.51%
Welltower OP LLC
2.75%, 01/15/2032	$180,000	$145,799
3.85%, 06/15/2032	200,000	176,082
		321,881
Hotels, Restaurants & Leisure-1.38%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	350,000	301,954
McDonald’s Corp., 4.60%, 09/09/2032	270,000	269,091
Starbucks Corp., 3.00%, 02/14/2032(b)	350,000	306,821
		877,866
Household Products-1.30%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	180,000	190,484
Clorox Co. (The), 4.60%, 05/01/2032	210,000	207,130
Colgate-Palmolive Co., 3.25%, 08/15/2032	180,000	166,543
Procter & Gamble Co. (The), 2.30%, 02/01/2032	300,000	263,295
		827,452
Industrial Conglomerates-1.10%
GE Capital Funding LLC, 4.55%, 05/15/2032	170,000	164,980
General Electric Co., 6.75%, 03/15/2032	470,000	532,031
		697,011
Industrial REITs-0.22%
Prologis L.P., 2.25%, 01/15/2032	170,000	138,369
Insurance-2.38%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	180,000	179,723
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	350,000	310,693
Brown & Brown, Inc., 4.20%, 03/17/2032	210,000	190,373
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	270,000	248,012
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	180,000	190,341
MetLife, Inc., 6.50%, 12/15/2032	210,000	232,198
Progressive Corp. (The), 3.00%, 03/15/2032	180,000	159,006
		1,510,346
Interactive Media & Services-1.55%
Meta Platforms, Inc., 3.85%, 08/15/2032	1,060,000	984,053
IT Services-1.01%
International Business Machines Corp.
2.72%, 02/09/2032	200,000	171,045
4.40%, 07/27/2032	250,000	241,347
5.88%, 11/29/2032	210,000	226,461
		638,853
Life Sciences Tools & Services-0.73%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	280,000	246,054
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	210,000	214,660
		460,714
Machinery-1.06%
Flowserve Corp., 2.80%, 01/15/2032	180,000	144,033
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
3.90%, 06/07/2032	$180,000	$171,426
4.35%, 09/15/2032	210,000	206,869
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	180,000	150,643
		672,971
Media-1.46%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	355,000	267,532
Comcast Corp., 5.50%, 11/15/2032	350,000	367,185
Paramount Global, 4.20%, 05/19/2032(b)	350,000	293,605
		928,322
Metals & Mining-1.30%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032	350,000	361,311
Newmont Corp., 2.60%, 07/15/2032	350,000	287,680
Nucor Corp., 3.13%, 04/01/2032	200,000	174,617
		823,608
Multi-Utilities-1.48%
Ameren Illinois Co., 3.85%, 09/01/2032	180,000	166,985
Dominion Energy, Inc., 5.38%, 11/15/2032	300,000	301,279
DTE Electric Co., Series A, 3.00%, 03/01/2032	180,000	156,453
Public Service Electric & Gas Co., 3.10%, 03/15/2032	180,000	159,448
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	180,000	155,507
		939,672
Office REITs-0.73%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	320,000	243,307
Boston Properties L.P., 2.55%, 04/01/2032	300,000	221,215
		464,522
Oil, Gas & Consumable Fuels-5.98%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	180,000	153,607
BP Capital Markets America, Inc., 2.72%, 01/12/2032	710,000	605,673
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	180,000	146,110
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	420,000	344,105
ConocoPhillips, 5.90%, 10/15/2032	180,000	195,902
Kinder Morgan, Inc., 7.75%, 01/15/2032	360,000	407,474
Marathon Oil Corp., 6.80%, 03/15/2032	200,000	208,507
MPLX L.P., 4.95%, 09/01/2032	350,000	335,700
ONEOK, Inc., 6.10%, 11/15/2032	270,000	273,711
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	180,000	194,840
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	355,000	304,712
Valero Energy Corp., 7.50%, 04/15/2032	260,000	293,077
Williams Cos., Inc. (The), 4.65%, 08/15/2032	350,000	331,311
		3,794,729
Personal Care Products-0.61%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	350,000	385,153

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-2.27%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	$620,000	$548,496
Haleon UK Capital PLC, 3.63%, 03/24/2032	675,000	606,257
Zoetis, Inc., 5.60%, 11/16/2032	270,000	285,078
		1,439,831
Residential REITs-1.48%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	210,000	181,765
AvalonBay Communities, Inc., 2.05%, 01/15/2032	250,000	202,059
Essex Portfolio L.P., 2.65%, 03/15/2032	230,000	185,474
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	210,000	188,720
Sun Communities Operating L.P., 4.20%, 04/15/2032	210,000	183,596
		941,614
Retail REITs-1.66%
Kimco Realty OP LLC, 3.20%, 04/01/2032	210,000	175,025
Realty Income Corp.
5.63%, 10/13/2032	270,000	275,344
2.85%, 12/15/2032	250,000	205,242
Simon Property Group L.P.
2.25%, 01/15/2032	250,000	196,067
2.65%, 02/01/2032	250,000	203,335
		1,055,013
Semiconductors & Semiconductor Equipment-4.15%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	180,000	171,764
Broadcom, Inc., 4.30%, 11/15/2032	710,000	645,942
Intel Corp.
4.15%, 08/05/2032	440,000	417,919
4.00%, 12/15/2032	270,000	252,836
KLA Corp., 4.65%, 07/15/2032(b)	350,000	349,992
Micron Technology, Inc., 2.70%, 04/15/2032	350,000	276,305
QUALCOMM, Inc.
1.65%, 05/20/2032	440,000	345,309
4.25%, 05/20/2032	180,000	175,350
		2,635,417
Software-1.96%
Oracle Corp., 6.25%, 11/09/2032	800,000	846,515
Workday, Inc., 3.80%, 04/01/2032	440,000	396,952
		1,243,467
Specialized REITs-1.96%
American Tower Corp., 4.05%, 03/15/2032(b)	230,000	209,777
Equinix, Inc., 3.90%, 04/15/2032	430,000	386,323
Extra Space Storage L.P., 2.35%, 03/15/2032	210,000	165,044
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	280,000	227,232
Weyerhaeuser Co., 7.38%, 03/15/2032	230,000	258,165
		1,246,541
Specialty Retail-3.62%
AutoNation, Inc., 3.85%, 03/01/2032	250,000	211,463
AutoZone, Inc., 4.75%, 08/01/2032	270,000	263,231
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	269,000	217,778
Home Depot, Inc. (The)
3.25%, 04/15/2032	440,000	398,039
4.50%, 09/15/2032(b)	440,000	437,743
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc., 3.75%, 04/01/2032	$530,000	$481,131
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	300,000	292,512
		2,301,897
Technology Hardware, Storage & Peripherals-1.50%
Apple, Inc., 3.35%, 08/08/2032	530,000	498,590
HP, Inc., 4.20%, 04/15/2032	355,000	317,650
Western Digital Corp., 3.10%, 02/01/2032	180,000	135,049
		951,289
Textiles, Apparel & Luxury Goods-0.23%
Tapestry, Inc., 3.05%, 03/15/2032	180,000	144,985
Tobacco-2.44%
Altria Group, Inc., 2.45%, 02/04/2032	620,000	485,790
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	320,000	292,983
7.75%, 10/19/2032	210,000	230,015
Philip Morris International, Inc., 5.75%, 11/17/2032	530,000	543,744
		1,552,532
Trading Companies & Distributors-0.34%
Air Lease Corp., 2.88%, 01/15/2032	270,000	217,051
Water Utilities-0.43%
American Water Capital Corp., 4.45%, 06/01/2032	280,000	272,412
Wireless Telecommunication Services-1.82%
Sprint Capital Corp., 8.75%, 03/15/2032	710,000	863,230
T-Mobile USA, Inc., 2.70%, 03/15/2032	350,000	290,746
		1,153,976
Total U.S. Dollar Denominated Bonds & Notes (Cost $63,037,061)		62,786,703
	Shares
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $84,629)	84,629	84,629
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.01% (Cost $63,121,690)		62,871,332
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.42%
Invesco Private Government Fund, 5.10%(c)(d)(e)	785,376	785,376
Invesco Private Prime Fund, 5.22%(c)(d)(e)	2,020,252	2,020,050
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,805,631)		2,805,426
TOTAL INVESTMENTS IN SECURITIES-103.43% (Cost $65,927,321)		65,676,758
OTHER ASSETS LESS LIABILITIES-(3.43)%		(2,176,352)
NET ASSETS-100.00%		$63,500,406

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,303,402	$(1,218,773)	$-	$-	$84,629	$2,632
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,896,028	(4,110,652)	-	-	785,376	6,786*
Invesco Private Prime Fund	-	4,956,763	(2,936,291)	(205)	(217)	2,020,050	15,235*
Total	$-	$11,156,193	$(8,265,716)	$(205)	$(217)	$2,890,055	$24,653

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-59.13%
U.S. Treasury Bills-59.13%(b)
4.58%–4.75%, 06/22/2023	$131,491,700	$131,100,800
5.00%–5.15%, 07/20/2023	245,000,000	243,310,963
5.08%, 08/17/2023	12,000,000	11,869,838
Total U.S. Treasury Securities (Cost $386,344,995)		386,281,601
U.S. Dollar Denominated Bonds & Notes-38.32%
Automobile Components-3.93%
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(c)	8,440,000	8,374,769
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	16,886,000	17,279,696
		25,654,465
Automobiles-3.27%
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	7,803,000	7,785,280
3.37%, 11/17/2023	13,720,000	13,563,463
		21,348,743
Consumer Finance-1.72%
Navient Corp., 7.25%, 09/25/2023	6,437,000	6,432,788
OneMain Finance Corp., 8.25%, 10/01/2023	4,780,000	4,784,414
		11,217,202
Containers & Packaging-3.24%
Ball Corp., 4.00%, 11/15/2023	21,448,000	21,172,166
Electric Utilities-1.23%
NRG Energy, Inc., 6.63%, 01/15/2027	8,044,000	8,030,961
Energy Equipment & Services-0.60%
Tervita Corp. (Canada), 11.00%, 12/01/2025(c)	3,684,000	3,941,180
Financial Services-3.62%
Verscend Escrow Corp., 9.75%, 08/15/2026(c)	23,590,000	23,675,466
Health Care Providers & Services-1.12%
Encompass Health Corp., 5.75%, 09/15/2025	7,389,000	7,334,315
Hotels, Restaurants & Leisure-4.70%
Scientific Games International, Inc., 8.63%, 07/01/2025(c)	11,800,000	12,064,478
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(c)	3,875,000	3,948,257
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(c)	7,705,000	7,771,221
Yum! Brands, Inc., 3.88%, 11/01/2023	6,972,000	6,943,781
		30,727,737
	Principal Amount	Value
Household Products-1.45%
Spectrum Brands, Inc., 5.75%, 07/15/2025	$9,504,000	$9,455,149
Insurance-1.94%
HUB International Ltd., 7.00%, 05/01/2026(c)	12,815,000	12,638,123
Mortgage REITs-0.98%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(c)	6,430,000	6,375,125
Oil, Gas & Consumable Fuels-3.83%
Buckeye Partners L.P., 4.15%, 07/01/2023	10,187,000	10,147,526
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(c)	2,742,000	2,760,522
Murphy Oil Corp., 5.75%, 08/15/2025	5,360,000	5,294,020
Southwestern Energy Co., 8.38%, 09/15/2028	6,515,000	6,798,930
		25,000,998
Pharmaceuticals-3.12%
Elanco Animal Health, Inc., 6.02%, 08/28/2023	7,373,000	7,325,518
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(c)	13,000,000	13,024,375
		20,349,893
Technology Hardware, Storage & Peripherals-1.26%
Seagate HDD Cayman, 4.75%, 06/01/2023	8,249,000	8,249,000
Textiles, Apparel & Luxury Goods-0.98%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(c)	6,330,000	6,407,353
Trading Companies & Distributors-1.33%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(c)	8,437,000	8,705,395
Total U.S. Dollar Denominated Bonds & Notes (Cost $251,610,102)		250,283,271
	Shares
Money Market Funds-1.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $11,020,490)	11,020,490	11,020,490
TOTAL INVESTMENTS IN SECURITIES-99.14% (Cost $648,975,587)		647,585,362
OTHER ASSETS LESS LIABILITIES-0.86%		5,649,437
NET ASSETS-100.00%		$653,234,799

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $109,686,264, which represented 16.79% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,403,300	$881,518,531	$(876,901,341)	$-	$-	$11,020,490	$784,817
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,718,749	74,265,586	(94,984,335)	-	-	-	322,647*
Invesco Private Prime Fund	57,593,313	161,455,913	(219,063,450)	(4,201)	18,425	-	876,532*
Total	$84,715,362	$1,117,240,030	$(1,190,949,126)	$(4,201)	$18,425	$11,020,490	$1,983,996

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.56%
Aerospace & Defense-1.73%
TransDigm, Inc., 7.50%, 03/15/2027	$9,950,000	$9,936,545
Automobile Components-1.21%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	7,558,000	6,972,255
Automobiles-4.93%
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	7,290,000	7,156,485
3.66%, 09/08/2024	7,295,000	7,038,256
4.06%, 11/01/2024(c)	14,590,000	14,121,274
		28,316,015
Banks-5.93%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	6,027,000	5,914,516
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)(c)	28,940,000	28,157,044
		34,071,560
Broadline Retail-4.83%
QVC, Inc., 4.85%, 04/01/2024	10,690,000	10,210,019
Rakuten Group, Inc. (Japan), 10.25%, 11/30/2024(b)(c)	17,390,000	17,563,900
		27,773,919
Chemicals-2.77%
Cornerstone Chemical Co., 2.00% PIK Rate, 8.25% Cash Rate, 10.25%, 09/01/2027(b)(d)	4,900,000	4,342,625
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	5,744,000	5,679,725
TPC Group, Inc., 13.00%, 12/16/2027(b)	5,990,000	5,912,209
		15,934,559
Commercial Services & Supplies-0.71%
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	4,176,000	4,077,843
Consumer Finance-7.88%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	6,903,000	6,780,093
Enova International, Inc., 8.50%, 09/01/2024(b)(c)	4,582,000	4,575,677
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	10,119,000	9,724,055
Navient Corp.
6.13%, 03/25/2024	15,551,000	15,258,153
5.88%, 10/25/2024(c)	9,155,000	8,962,719
		45,300,697
Consumer Staples Distribution & Retail-0.74%
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	4,240,000	4,255,306
Containers & Packaging-2.29%
Graphic Packaging International LLC, 4.13%, 08/15/2024	5,536,000	5,442,718
Sealed Air Corp., 5.13%, 12/01/2024(b)	7,778,000	7,718,615
		13,161,333
Diversified Consumer Services-3.12%
Cengage Learning, Inc., 9.50%, 06/15/2024(b)	9,318,000	9,297,035
Grand Canyon University, 4.13%, 10/01/2024	9,128,000	8,648,780
		17,945,815
	Principal Amount	Value
Electric Utilities-2.19%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)	$12,785,000	$12,561,263
Electrical Equipment-1.28%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	7,344,000	7,356,742
Energy Equipment & Services-1.25%
Oceaneering International, Inc., 4.65%, 11/15/2024	7,343,000	7,156,157
Entertainment-1.81%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)(c)	10,548,000	10,374,855
Health Care Providers & Services-3.03%
Owens & Minor, Inc., 4.38%, 12/15/2024(c)	4,528,000	4,387,853
Tenet Healthcare Corp., 4.63%, 07/15/2024(c)	13,005,000	13,005,000
		17,392,853
Hotels, Restaurants & Leisure-6.24%
Carnival Corp., 9.88%, 08/01/2027(b)(c)	16,507,000	17,054,273
Scientific Games International, Inc., 7.25%, 11/15/2029(b)	9,162,000	9,117,793
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	4,200,000	4,279,401
Travel + Leisure Co., 5.65%, 04/01/2024	5,422,000	5,390,715
		35,842,182
Household Durables-2.52%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	6,394,000	6,352,535
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	8,205,000	8,129,391
		14,481,926
Industrial Conglomerates-3.28%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	20,125,000	18,853,871
Machinery-1.24%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	3,905,000	3,571,728
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	3,580,000	3,561,402
		7,133,130
Marine Transportation-1.20%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	6,870,000	6,869,897
Media-10.44%
AMC Networks, Inc., 5.00%, 04/01/2024	7,351,000	7,231,593
CSC Holdings LLC, 5.25%, 06/01/2024	13,743,000	12,761,178
DISH DBS Corp., 5.88%, 11/15/2024(c)	33,972,000	29,139,480
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)(c)	10,967,000	10,869,010
		60,001,261
Metals & Mining-1.47%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(e)	1,200,000	0
United States Steel Corp., 6.88%, 03/01/2029(c)	8,730,000	8,446,013
		8,446,013
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Mortgage REITs-1.20%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	$7,350,000	$6,904,921
Oil, Gas & Consumable Fuels-15.40%
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)	1,724,000	1,805,709
Chesapeake Energy Corp., 6.75%, 04/15/2029(b)	17,381,000	17,017,349
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	8,203,000	8,255,704
EQM Midstream Partners L.P., 4.00%, 08/01/2024	5,535,000	5,396,709
Murphy Oil Corp., 6.38%, 07/15/2028(c)	8,173,000	8,064,955
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)(c)	12,950,000	12,615,178
PDC Energy, Inc., 6.13%, 09/15/2024	3,599,000	3,600,440
Range Resources Corp., 8.25%, 01/15/2029(c)	10,971,000	11,440,230
Talos Production, Inc., 12.00%, 01/15/2026	11,517,000	12,136,442
Vital Energy, Inc., 9.50%, 01/15/2025(c)	8,240,000	8,158,983
		88,491,699
Passenger Airlines-0.95%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	5,532,000	5,456,792
Pharmaceuticals-2.16%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024(c)	12,782,000	12,391,382
Software-1.56%
NCR Corp., 6.13%, 09/01/2029(b)(c)	9,040,000	8,974,401
Specialty Retail-1.61%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	9,161,000	9,274,422
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.59%
Seagate HDD Cayman, 4.88%, 03/01/2024	$9,160,000	$9,152,985
Total U.S. Dollar Denominated Bonds & Notes (Cost $568,282,915)		554,862,599
	Shares
Money Market Funds-6.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(f)(g) (Cost $37,878,174)	37,878,174	37,878,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.15% (Cost $606,161,089)		592,740,773
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.19%
Invesco Private Government Fund, 5.10%(f)(g)(h)	23,047,015	23,047,015
Invesco Private Prime Fund, 5.22%(f)(g)(h)	58,496,013	58,490,163
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,544,772)		81,537,178
TOTAL INVESTMENTS IN SECURITIES-117.34% (Cost $687,705,861)		674,277,951
OTHER ASSETS LESS LIABILITIES-(17.34)%		(99,659,472)
NET ASSETS-100.00%		$574,618,479

Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $264,435,216, which represented 46.02% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,622,921	$234,269,778	$(208,014,525)	$-	$-	$37,878,174	$525,011
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,101,238	$132,308,189	$(127,362,412)	$-	$-	$23,047,015	$783,559*
Invesco Private Prime Fund	46,546,042	298,289,119	(286,329,314)	(11,603)	(4,081)	58,490,163	2,123,455*
Total	$76,270,201	$664,867,086	$(621,706,251)	$(11,603)	$(4,081)	$119,415,352	$3,432,025

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.17%
Aerospace & Defense-3.38%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$2,100,000	$2,104,839
Spirit AeroSystems, Inc.
7.50%, 04/15/2025(b)(c)	6,723,000	6,648,614
9.38%, 11/30/2029(b)	4,960,000	5,289,185
Triumph Group, Inc., 7.75%, 08/15/2025	2,740,000	2,626,331
		16,668,969
Air Freight & Logistics-0.03%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)	1,787,000	120,622
Automobile Components-0.50%
Clarios Global L.P., 6.75%, 05/15/2025(b)	2,476,000	2,484,252
Automobiles-5.76%
Ford Motor Credit Co. LLC
2.30%, 02/10/2025(c)	4,575,000	4,274,599
4.69%, 06/09/2025	2,240,000	2,156,302
5.13%, 06/16/2025	6,360,000	6,171,811
4.13%, 08/04/2025	5,150,000	4,881,716
3.38%, 11/13/2025	7,610,000	7,025,912
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	3,900,000	3,904,820
		28,415,160
Banks-0.58%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	2,982,000	2,852,258
Broadline Retail-0.57%
QVC, Inc., 4.45%, 02/15/2025(c)	3,312,000	2,819,042
Capital Markets-0.38%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	1,860,000	1,876,721
Chemicals-1.99%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	1,160,000	1,126,841
Avient Corp., 5.75%, 05/15/2025(b)	3,568,000	3,554,610
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	3,006,000	2,917,472
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)(c)	2,772,000	2,185,791
		9,784,714
Commercial Services & Supplies-3.35%
Brink’s Co. (The), 5.50%, 07/15/2025(b)	2,137,000	2,110,323
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)	2,770,000	2,669,158
3.75%, 08/01/2025(b)(c)	4,127,000	3,913,086
Matthews International Corp., 5.25%, 12/01/2025(b)	1,603,000	1,528,494
Openlane, Inc., 5.13%, 06/01/2025(b)	1,870,000	1,854,519
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	1,909,000	1,865,666
West Technology Group LLC, 8.50%, 10/15/2025(b)	2,888,000	2,583,605
		16,524,851
Communications Equipment-2.11%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	7,120,000	6,700,114
Viasat, Inc., 5.63%, 09/15/2025(b)	3,853,000	3,706,779
		10,406,893
	Principal Amount	Value
Construction & Engineering-0.94%
Artera Services LLC, 9.03%, 12/04/2025(b)	$5,430,776	$4,649,378
Construction Materials-0.86%
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	1,500,000	1,321,059
Williams Scotsman International, Inc., 6.13%, 06/15/2025(b)	2,917,000	2,906,510
		4,227,569
Consumer Finance-3.02%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	1,936,000	1,594,658
Navient Corp., 6.75%, 06/25/2025	2,751,000	2,664,864
OneMain Finance Corp., 6.88%, 03/15/2025	6,881,000	6,639,014
PRA Group, Inc., 7.38%, 09/01/2025(b)	1,605,000	1,498,324
SLM Corp., 4.20%, 10/29/2025(c)	2,740,000	2,511,196
		14,908,056
Consumer Staples Distribution & Retail-1.12%
US Foods, Inc., 6.25%, 04/15/2025(b)	5,513,000	5,506,461
Containers & Packaging-2.91%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)(c)	3,890,000	3,816,952
Ball Corp., 5.25%, 07/01/2025	5,513,000	5,491,497
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/2025(b)(c)	1,690,000	1,706,393
Pactiv LLC, 7.95%, 12/15/2025	1,193,000	1,213,718
Sealed Air Corp., 5.50%, 09/15/2025(b)	2,141,000	2,128,228
		14,356,788
Diversified REITs-0.73%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	3,577,000	3,581,096
Electric Utilities-0.43%
DPL, Inc., 4.13%, 07/01/2025(c)	2,212,000	2,112,003
Electrical Equipment-2.46%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)(c)	3,857,000	3,795,755
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	8,260,000	8,327,905
		12,123,660
Electronic Equipment, Instruments & Components-0.76%
Likewize Corp., 9.75%, 10/15/2025(b)	2,300,000	2,157,216
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	1,602,000	1,599,116
		3,756,332
Energy Equipment & Services-0.64%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	1,870,000	1,792,245
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	1,380,000	1,354,339
		3,146,584
Entertainment-0.59%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	2,200,000	2,156,747
Cinemark USA, Inc., 8.75%, 05/01/2025(b)(c)	756,000	770,251
		2,926,998
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Financial Services-1.75%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	$3,576,000	$3,327,388
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	1,318,000	1,155,827
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	4,402,000	4,126,636
		8,609,851
Food Products-1.52%
B&G Foods, Inc., 5.25%, 04/01/2025	4,962,000	4,682,846
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	2,839,000	2,824,144
		7,506,990
Gas Utilities-0.75%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	3,852,000	3,713,314
Ground Transportation-1.13%
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	5,513,000	5,582,163
Health Care Providers & Services-3.34%
Akumin, Inc., 7.00%, 11/01/2025(b)	2,604,000	2,111,899
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)(c)	3,312,000	2,957,579
ModivCare, Inc., 5.88%, 11/15/2025(b)	2,671,000	2,482,107
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	4,779,000	4,487,099
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	4,282,000	2,863,523
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	1,591,000	1,584,701
		16,486,908
Health Care REITs-0.53%
Diversified Healthcare Trust, 9.75%, 06/15/2025	2,671,000	2,585,983
Hotel & Resort REITs-0.55%
XHR L.P., 6.38%, 08/15/2025(b)	2,771,000	2,711,922
Hotels, Restaurants & Leisure-17.97%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)(c)	2,751,000	2,746,322
Aramark Services, Inc.
5.00%, 04/01/2025(b)	3,002,000	2,931,989
6.38%, 05/01/2025(b)	8,227,000	8,172,702
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	18,729,000	18,689,364
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	5,453,000	5,485,669
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	5,485,000	5,450,146
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	2,350,000	1,856,723
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)	2,420,000	2,453,408
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	2,751,000	2,740,390
IRB Holding Corp., 7.00%, 06/15/2025(b)	4,132,000	4,146,714
MGM Resorts International
6.75%, 05/01/2025(c)	4,110,000	4,129,350
5.75%, 06/15/2025(c)	3,715,000	3,692,483
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	$4,270,000	$4,082,568
7.38%, 09/01/2025(b)(c)	4,687,000	3,967,974
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	1,870,000	1,754,406
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	1,461,000	1,406,833
Travel + Leisure Co., 6.60%, 10/01/2025	1,893,000	1,900,430
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	3,286,000	3,297,755
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)(c)	9,875,000	9,690,575
		88,595,801
Household Durables-2.21%
American Greetings Corp., 8.75%, 04/15/2025(b)	1,347,000	1,306,698
Beazer Homes USA, Inc., 6.75%, 03/15/2025	1,138,000	1,131,980
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	2,544,000	2,317,724
Meritage Homes Corp., 6.00%, 06/01/2025	2,136,000	2,141,650
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	1,565,000	1,447,202
Newell Brands, Inc., 4.88%, 06/01/2025	2,700,000	2,572,371
		10,917,625
Industrial Conglomerates-0.75%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	4,093,000	3,691,684
Insurance-2.19%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	5,092,000	4,831,493
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	2,671,000	2,637,448
USI, Inc., 6.88%, 05/01/2025(b)	3,390,000	3,347,629
		10,816,570
Interactive Media & Services-0.54%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)(c)	2,671,000	2,681,045
Machinery-0.70%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)(c)	3,860,000	3,424,642
Media-3.22%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	4,402,000	3,896,651
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)(c)	2,030,000	2,004,657
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	2,135,000	2,129,823
Univision Communications, Inc., 5.13%, 02/15/2025(b)	8,109,000	7,841,646
		15,872,777
Mortgage REITs-1.43%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)(c)	1,918,000	1,798,596
Rithm Capital Corp., 6.25%, 10/15/2025(b)	3,016,000	2,725,004
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	2,670,000	2,508,122
		7,031,722

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-11.99%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	$3,312,000	$3,352,592
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	2,750,000	2,836,333
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	4,350,000	4,278,747
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	2,670,000	2,622,447
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	5,370,000	5,267,433
CVR Energy, Inc., 5.25%, 02/15/2025(b)	3,312,000	3,155,227
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	3,500,000	3,378,340
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	2,137,000	2,116,268
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	2,957,000	2,907,207
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	4,600,000	4,521,869
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	6,890,000	6,350,401
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	2,029,000	1,889,185
NuStar Logistics L.P., 5.75%, 10/01/2025	3,312,000	3,238,672
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025(c)	3,669,000	3,660,580
Range Resources Corp., 4.88%, 05/15/2025(c)	4,107,000	4,029,724
SM Energy Co., 5.63%, 06/01/2025	1,927,000	1,862,137
Southwestern Energy Co., 5.70%, 01/23/2025	2,082,000	2,071,551
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	1,651,000	1,603,740
		59,142,453
Paper & Forest Products-0.28%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	1,411,000	1,378,420
Passenger Airlines-3.57%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)	2,770,000	2,621,104
American Airlines, Inc., 11.75%, 07/15/2025(b)	13,670,000	14,986,501
		17,607,605
Pharmaceuticals-2.08%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	9,258,000	8,226,865
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	2,560,000	2,032,609
		10,259,474
Real Estate Management & Development-1.25%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	3,439,000	3,031,497
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	3,251,000	3,131,903
		6,163,400
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.46%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)	$2,600,000	$2,277,769
Software-2.64%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	3,290,000	3,288,041
PTC, Inc., 3.63%, 02/15/2025(b)	2,670,000	2,571,217
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	9,556,000	7,156,649
		13,015,907
Specialty Retail-2.01%
JELD-WEN, Inc.
6.25%, 05/15/2025(b)(c)	1,329,000	1,342,775
4.63%, 12/15/2025(b)(c)	2,152,000	2,080,069
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	2,946,000	2,804,298
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	3,740,000	3,698,430
		9,925,572
Technology Hardware, Storage & Peripherals-0.79%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	4,127,000	3,887,739
Textiles, Apparel & Luxury Goods-0.41%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	2,144,000	2,028,235
Total U.S. Dollar Denominated Bonds & Notes (Cost $496,701,057)		479,163,978
	Shares
Money Market Funds-1.26%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $6,198,184)	6,198,184	6,198,184
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.43% (Cost $502,899,241)		485,362,162
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.79%
Invesco Private Government Fund, 5.10%(d)(e)(f)	17,905,866	17,905,866
Invesco Private Prime Fund, 5.22%(d)(e)(f)	45,185,799	45,181,280
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,093,314)		63,087,146
TOTAL INVESTMENTS IN SECURITIES-111.22% (Cost $565,992,555)		548,449,308
OTHER ASSETS LESS LIABILITIES-(11.22)%		(55,324,419)
NET ASSETS-100.00%		$493,124,889

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $361,790,539, which represented 73.37% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,799,487	$104,747,322	$(101,348,625)	$-	$-	$6,198,184	$232,935
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,386,194	61,506,267	(57,986,595)	-	-	17,905,866	374,558*
Invesco Private Prime Fund	36,993,070	134,617,279	(126,421,723)	(9,060)	1,714	45,181,280	1,017,461*
Total	$54,178,751	$300,870,868	$(285,756,943)	$(9,060)	$1,714	$69,285,330	$1,624,954

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.77%
Aerospace & Defense-2.01%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$3,150,000	$3,092,674
TransDigm, Inc., 6.38%, 06/15/2026(c)	2,490,000	2,463,415
		5,556,089
Automobile Components-1.52%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	470,000	453,483
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	1,490,000	1,462,129
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	2,360,000	2,303,720
		4,219,332
Automobiles-5.95%
Ford Motor Co., 4.35%, 12/08/2026(c)	3,930,000	3,795,546
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	3,130,000	2,947,776
6.95%, 03/06/2026(c)	3,480,000	3,490,339
2.70%, 08/10/2026	4,000,000	3,543,893
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,440,000	1,372,126
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	1,600,000	1,352,800
		16,502,480
Banks-0.42%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	1,340,000	1,172,504
Chemicals-1.91%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	550,000	517,888
INEOS Quattro Finance 2 PLC (United Kingdom), 3.38%, 01/15/2026(b)	1,320,000	1,212,776
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)(c)	1,250,000	1,086,375
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)(c)	2,000,000	1,847,447
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026(c)	660,000	627,818
		5,292,304
Commercial Services & Supplies-4.49%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	5,086,000	4,782,481
Cimpress PLC (Ireland), 7.00%, 06/15/2026	1,580,000	1,364,551
CoreCivic, Inc., 8.25%, 04/15/2026(c)	1,609,000	1,610,917
CPI CG, Inc., 8.63%, 03/15/2026(b)	760,000	734,392
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	1,050,000	997,711
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	1,310,000	1,263,798
RR Donnelley & Sons Co., 6.13%, 11/01/2026(b)	480,000	475,200
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,311,000	1,208,162
		12,437,212
Communications Equipment-0.66%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	1,966,000	1,818,412
	Principal Amount	Value
Construction & Engineering-0.56%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	$980,000	$910,062
INNOVATE Corp., 8.50%, 02/01/2026(b)	870,000	654,675
		1,564,737
Consumer Finance-3.39%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	1,044,000	997,206
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	837,000	751,045
LFS Topco LLC, 5.88%, 10/15/2026(b)	790,000	689,521
Navient Corp., 6.75%, 06/15/2026(c)	1,310,000	1,243,190
OneMain Finance Corp., 7.13%, 03/15/2026(c)	4,200,000	4,020,683
SLM Corp., 3.13%, 11/02/2026(c)	1,307,000	1,122,014
World Acceptance Corp., 7.00%, 11/01/2026(b)	660,000	569,204
		9,392,863
Consumer Staples Distribution & Retail-1.01%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)(c)	1,970,000	1,829,322
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	1,130,000	961,229
		2,790,551
Containers & Packaging-4.71%
Ball Corp., 4.88%, 03/15/2026	1,970,000	1,929,128
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	760,000	732,712
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	540,000	514,903
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026(c)	920,000	953,088
LABL, Inc., 6.75%, 07/15/2026(b)	1,839,000	1,770,377
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	7,210,000	7,153,974
		13,054,182
Diversified Consumer Services-0.38%
Graham Holdings Co., 5.75%, 06/01/2026(b)	1,050,000	1,038,301
Diversified Telecommunication Services-3.61%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	5,370,000	5,184,137
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	3,190,000	3,006,448
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)(c)	2,356,000	1,816,853
		10,007,438
Electric Utilities-1.68%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	1,310,000	1,212,012
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	935,000	902,242
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	2,620,000	2,548,389
		4,662,643
Energy Equipment & Services-3.51%
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/2026(b)	681,000	696,354
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	5,377,000	5,143,311
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	$760,000	$718,848
7.75%, 02/15/2026(b)(c)	790,000	796,498
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	910,000	896,964
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	516,000	514,600
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	950,000	970,073
		9,736,648
Entertainment-0.64%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	1,060,000	1,008,675
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	790,000	773,050
		1,781,725
Financial Services-3.70%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	1,470,000	1,319,759
Block, Inc., 2.75%, 06/01/2026(c)	2,620,000	2,360,358
Home Point Capital, Inc., 5.00%, 02/01/2026(b)	1,440,000	1,290,303
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	790,000	636,730
MoneyGram International, Inc., 5.38%, 08/01/2026(b)	1,080,000	1,104,667
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,011,000	891,024
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	3,020,000	2,642,473
		10,245,314
Food Products-0.31%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	900,000	851,898
Gas Utilities-1.15%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	1,770,000	1,648,214
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	1,700,000	1,548,122
		3,196,336
Ground Transportation-0.42%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	1,310,000	1,169,634
Health Care Providers & Services-2.76%
Heartland Dental LLC/Heartland Dental Finance Corp., 8.50%, 05/01/2026(b)	800,000	706,568
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	5,510,000	5,334,896
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	1,897,000	1,609,680
		7,651,144
Health Care REITs-0.42%
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(c)	1,310,000	1,159,343
Hotel & Resort REITs-0.43%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	1,310,000	1,195,041
	Principal Amount	Value
Hotels, Restaurants & Leisure-7.01%
Carnival Corp.
10.50%, 02/01/2026(b)	$2,033,000	$2,114,487
7.63%, 03/01/2026(b)(c)	3,807,000	3,613,015
CCM Merger, Inc., 6.38%, 05/01/2026(b)	695,000	672,573
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	1,700,000	1,627,262
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	760,000	612,455
Life Time, Inc.
5.75%, 01/15/2026(b)	2,422,000	2,349,355
8.00%, 04/15/2026(b)	1,241,000	1,225,126
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	1,000,000	957,242
MGM Resorts International, 4.63%, 09/01/2026(c)	1,047,000	990,862
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)(c)	3,078,000	2,717,212
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/2026(b)	920,000	863,383
Travel + Leisure Co., 6.63%, 07/31/2026(b)	1,700,000	1,686,153
		19,429,125
Household Durables-2.46%
Newell Brands, Inc., 4.70%, 04/01/2026	5,200,000	4,829,526
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)	2,226,000	1,988,535
		6,818,061
Household Products-0.41%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	1,250,000	1,142,413
Independent Power and Renewable Electricity Producers-0.72%
Calpine Corp., 5.25%, 06/01/2026(b)	1,105,000	1,072,555
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	1,050,000	923,202
		1,995,757
Industrial Conglomerates-1.06%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	3,340,000	2,930,623
Interactive Media & Services-0.77%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	990,000	723,838
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	2,060,000	1,411,812
		2,135,650
IT Services-0.83%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	1,310,000	1,204,299
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)(c)	1,180,000	1,107,760
		2,312,059
Life Sciences Tools & Services-1.48%
IQVIA, Inc., 5.00%, 10/15/2026(b)(c)	2,890,000	2,813,408
PRA Health Sciences, Inc., 2.88%, 07/15/2026(b)	1,400,000	1,275,546
		4,088,954
Machinery-0.55%
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	1,700,000	1,523,948

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Media-5.74%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)(c)	$1,962,000	$1,923,667
DISH DBS Corp., 5.25%, 12/01/2026(b)	7,210,000	5,708,846
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	885,000	737,864
Gray Television, Inc., 5.88%, 07/15/2026(b)	1,840,000	1,583,779
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	2,620,000	2,314,571
Summer (BC) Bidco B LLC, 5.50%, 10/31/2026(b)	1,250,000	1,064,687
TEGNA, Inc., 4.75%, 03/15/2026(b)	1,385,000	1,322,606
Townsquare Media, Inc., 6.88%, 02/01/2026(b)	1,360,000	1,262,461
		15,918,481
Metals & Mining-2.88%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	1,512,000	1,453,604
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	2,178,000	2,205,336
Constellium SE, 5.88%, 02/15/2026(b)	845,000	833,432
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	762,000	761,493
Novelis Corp., 3.25%, 11/15/2026(b)	1,970,000	1,781,250
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)	1,050,000	942,192
		7,977,307
Mortgage REITs-0.32%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	1,050,000	883,850
Oil, Gas & Consumable Fuels-14.76%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)(c)	1,970,000	1,908,787
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	1,445,000	1,466,470
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	1,049,000	964,491
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	790,000	783,885
Buckeye Partners L.P., 3.95%, 12/01/2026	1,572,000	1,403,662
California Resources Corp., 7.13%, 02/01/2026(b)(c)	1,570,000	1,594,963
Callon Petroleum Co., 6.38%, 07/01/2026(c)	837,000	795,924
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	1,309,000	1,274,486
Chord Energy Corp., 6.38%, 06/01/2026(b)	1,050,000	1,035,342
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	1,260,000	1,214,558
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	1,052,000	990,152
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	1,839,000	1,712,307
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	1,967,000	1,559,851
EQM Midstream Partners L.P., 4.13%, 12/01/2026	1,310,000	1,206,965
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	890,000	846,699
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)	1,400,000	1,292,515
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	$2,089,000	$2,051,711
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	1,600,000	1,515,687
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	1,050,000	1,017,760
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	1,784,000	1,645,824
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	3,930,000	3,486,757
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	1,372,000	1,280,536
PDC Energy, Inc., 5.75%, 05/15/2026(c)	1,968,000	1,963,769
ROCC Holdings LLC, 9.25%, 08/15/2026(b)	1,050,000	1,126,786
SM Energy Co., 6.75%, 09/15/2026	1,100,000	1,063,634
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)(c)	1,302,000	1,098,289
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)	2,060,000	1,965,116
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	1,310,000	1,228,943
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	790,000	689,050
W&T Offshore, Inc., 11.75%, 02/01/2026(b)(c)	720,000	714,528
		40,899,447
Paper & Forest Products-0.27%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	790,000	748,324
Passenger Airlines-2.85%
Air Canada (Canada), 3.88%, 08/15/2026(b)	3,151,000	2,928,465
United Airlines, Inc., 4.38%, 04/15/2026(b)	5,240,000	4,962,549
		7,891,014
Personal Care Products-1.26%
Coty, Inc.
5.00%, 04/15/2026(b)(c)	2,360,000	2,269,069
6.50%, 04/15/2026(b)(c)	1,240,000	1,222,646
		3,491,715
Pharmaceuticals-0.67%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	1,950,000	1,854,828
Real Estate Management & Development-0.35%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	1,050,000	968,594
Retail REITs-0.94%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	2,889,000	2,602,850
Software-1.32%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	1,044,000	1,032,213
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	915,000	893,150
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	770,000	701,489
Fair Isaac Corp., 5.25%, 05/15/2026(b)	1,050,000	1,034,313
		3,661,165
Specialty Retail-1.80%
Guitar Center, Inc., 8.50%, 01/15/2026(b)	1,440,000	1,290,283

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	$2,146,000	$1,993,013
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	1,900,000	1,716,673
		4,999,969
Technology Hardware, Storage & Peripherals-1.23%
Vericast Corp., 11.00%, 09/15/2026(b)	3,240,000	3,402,810
Textiles, Apparel & Luxury Goods-1.31%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	2,363,000	2,204,384
Under Armour, Inc., 3.25%, 06/15/2026(c)	1,570,000	1,437,352
		3,641,736
Tobacco-0.22%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	660,000	604,932
Trading Companies & Distributors-0.55%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	830,000	762,023
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	790,000	749,653
		1,511,676
Water Utilities-0.37%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	1,044,000	1,013,641
Total U.S. Dollar Denominated Bonds & Notes (Cost $284,260,547)		270,945,060
	Shares	Value
Money Market Funds-0.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $1,887,768)	1,887,768	$1,887,768
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.45% (Cost $286,148,315)		272,832,828
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.15%
Invesco Private Government Fund, 5.10%(d)(e)(f)	14,860,311	14,860,311
Invesco Private Prime Fund, 5.22%(d)(e)(f)	38,225,550	38,221,727
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,087,391)		53,082,038
TOTAL INVESTMENTS IN SECURITIES-117.60% (Cost $339,235,706)		325,914,866
OTHER ASSETS LESS LIABILITIES-(17.60)%		(48,776,700)
NET ASSETS-100.00%		$277,138,166

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $203,998,141, which represented 73.61% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,342,072	$26,950,308	$(27,404,612)	$-	$-	$1,887,768	$62,171
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,427,083	70,213,304	(63,780,076)	-	-	14,860,311	353,643*
Invesco Private Prime Fund	21,669,642	148,149,790	(131,592,442)	(7,497)	2,234	38,221,727	959,192*
Total	$32,438,797	$245,313,402	$(222,777,130)	$(7,497)	$2,234	$54,969,806	$1,375,006

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.69%
Aerospace & Defense-1.27%
Moog, Inc., 4.25%, 12/15/2027(b)	$380,000	$354,823
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	800,000	779,780
		1,134,603
Automobile Components-1.86%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	370,000	345,593
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	310,000	292,492
5.75%, 07/15/2027(b)	250,000	233,701
Dana, Inc., 5.38%, 11/15/2027(c)	300,000	281,364
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	540,000	516,603
		1,669,753
Automobiles-5.48%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	300,000	284,637
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	795,000	730,520
4.95%, 05/28/2027	1,100,000	1,030,663
4.13%, 08/17/2027	900,000	814,212
3.82%, 11/02/2027	600,000	533,299
7.35%, 11/04/2027(c)	1,150,000	1,163,047
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	420,000	358,461
		4,914,839
Banks-0.38%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)(c)	408,000	339,065
Building Products-0.28%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	270,000	254,962
Capital Markets-0.50%
APX Group, Inc., 6.75%, 02/15/2027(b)	457,000	450,736
Chemicals-2.81%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	350,000	331,149
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2026(b)(d)	500,000	476,503
Chemours Co. (The), 5.38%, 05/15/2027(c)	380,000	350,375
HB Fuller Co., 4.00%, 02/15/2027	220,000	206,022
Methanex Corp. (Canada), 5.13%, 10/15/2027	540,000	503,513
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	250,000	233,397
SPCM S.A. (France), 3.13%, 03/15/2027(b)	200,000	183,299
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	250,000	239,888
		2,524,146
Commercial Services & Supplies-3.65%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	800,000	702,821
Brink’s Co. (The), 4.63%, 10/15/2027(b)(c)	460,000	429,624
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	401,000	383,996
CoreCivic, Inc., 4.75%, 10/15/2027	190,000	161,224
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	$418,000	$382,344
Harsco Corp., 5.75%, 07/31/2027(b)	365,000	316,033
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	300,000	229,470
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	760,000	668,235
		3,273,747
Communications Equipment-0.43%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	574,000	386,774
Construction & Engineering-1.14%
AECOM, 5.13%, 03/15/2027	760,000	734,460
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	310,000	287,197
		1,021,657
Construction Materials-0.42%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	400,000	380,558
Consumer Finance-1.06%
Navient Corp., 5.00%, 03/15/2027(c)	540,000	470,243
OneMain Finance Corp., 3.50%, 01/15/2027	578,000	481,933
		952,176
Consumer Staples Distribution & Retail-1.96%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	1,030,000	980,284
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	810,000	780,175
		1,760,459
Containers & Packaging-4.16%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	480,000	471,794
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)(c)	850,000	714,583
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	230,000	221,093
LABL, Inc., 10.50%, 07/15/2027(b)	530,000	494,475
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	1,030,000	941,044
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)	470,000	469,835
Pactiv LLC, 8.38%, 04/15/2027	120,000	120,471
Sealed Air Corp., 4.00%, 12/01/2027(b)	322,000	294,271
		3,727,566
Distributors-0.51%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	500,000	458,218
Diversified Consumer Services-1.02%
Service Corp. International, 4.63%, 12/15/2027	410,000	388,809
Sotheby’s, 7.38%, 10/15/2027(b)(c)	600,000	526,464
		915,273
Diversified Telecommunication Services-3.82%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	1,280,000	766,118
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Altice France S.A. (France), 8.13%, 02/01/2027(b)	$1,261,000	$1,087,994
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)(c)	880,000	785,153
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	1,125,000	787,128
		3,426,393
Electric Utilities-1.47%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)	416,000	388,001
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	990,000	931,382
		1,319,383
Electrical Equipment-0.24%
EnerSys, 4.38%, 12/15/2027(b)	230,000	214,192
Energy Equipment & Services-2.66%
CGG S.A. (France), 8.75%, 04/01/2027(b)(c)	400,000	345,414
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	460,000	448,017
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	540,000	507,924
Transocean, Inc., 11.50%, 01/30/2027(b)	530,000	542,699
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	578,000	541,973
		2,386,027
Entertainment-2.07%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	920,000	922,846
4.75%, 10/15/2027(b)(c)	730,000	677,247
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	328,000	252,960
		1,853,053
Financial Services-2.60%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	425,000	369,643
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	320,000	283,398
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	447,000	408,165
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	304,000	279,719
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	762,000	672,419
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	350,000	316,040
		2,329,384
Food Products-0.38%
Post Holdings, Inc., 5.75%, 03/01/2027(b)(c)	350,000	343,554
Gas Utilities-0.39%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	381,000	345,566
Ground Transportation-0.49%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	460,000	441,411
Health Care Equipment & Supplies-0.91%
Garden Spinco Corp., 8.63%, 07/20/2030(b)	254,000	275,139
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Teleflex, Inc., 4.63%, 11/15/2027	$380,000	$359,934
Varex Imaging Corp., 7.88%, 10/15/2027(b)	180,000	179,040
		814,113
Health Care Providers & Services-4.68%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	1,400,000	1,199,761
8.00%, 12/15/2027(b)	520,000	484,470
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	470,000	354,554
Tenet Healthcare Corp.
6.25%, 02/01/2027	1,110,000	1,094,413
5.13%, 11/01/2027	1,110,000	1,061,677
		4,194,875
Health Care REITs-0.98%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	1,070,000	879,965
Hotel & Resort REITs-0.88%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	530,000	491,686
Service Properties Trust, 5.50%, 12/15/2027	346,000	301,148
		792,834
Hotels, Restaurants & Leisure-9.39%
Academy Ltd., 6.00%, 11/15/2027(b)	300,000	289,989
Affinity Interactive, 6.88%, 12/15/2027(b)	390,000	341,679
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	760,000	720,968
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	1,230,000	1,254,502
Carnival Corp., 5.75%, 03/01/2027(b)	2,680,000	2,297,260
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	380,000	362,742
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	440,000	427,630
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	570,000	550,574
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	270,000	252,036
Penn Entertainment, Inc., 5.63%, 01/15/2027(b)	310,000	290,365
Sabre GLBL, Inc., 11.25%, 12/15/2027(b)(c)	420,000	323,116
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)	380,000	359,582
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	310,000	299,711
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	690,000	649,561
		8,419,715
Household Durables-1.56%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	270,000	249,383
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	385,000	355,801
Meritage Homes Corp., 5.13%, 06/06/2027	203,000	194,056
Newell Brands, Inc., 6.38%, 09/15/2027(c)	400,000	381,436
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	233,000	221,122
		1,401,798

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Household Products-0.62%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	$220,000	$211,720
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)	400,000	343,798
		555,518
Industrial Conglomerates-1.02%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	1,110,000	916,004
Insurance-1.63%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	558,000	502,760
6.75%, 10/15/2027(b)	1,029,000	960,260
		1,463,020
Interactive Media & Services-1.69%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	330,000	310,795
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	1,310,000	1,203,530
		1,514,325
IT Services-1.11%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	400,000	330,022
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	400,000	384,742
Unisys Corp., 6.88%, 11/01/2027(b)	370,000	280,932
		995,696
Machinery-1.54%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	247,000	208,889
TK Elevator US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	1,270,000	1,170,956
		1,379,845
Media-10.91%
Belo Corp.
7.75%, 06/01/2027	200,000	191,601
7.25%, 09/15/2027	196,000	185,620
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	2,480,000	2,300,603
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	960,000	847,555
CMG Media Corp., 8.88%, 12/15/2027(b)	725,000	470,420
CSC Holdings LLC, 5.50%, 04/15/2027(b)(c)	1,100,000	899,016
DISH Network Corp., 11.75%, 11/15/2027(b)	2,680,000	2,568,034
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	300,000	289,097
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	220,000	180,665
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	1,150,000	1,044,107
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	460,000	444,388
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	400,000	369,169
		9,790,275
	Principal Amount	Value
Metals & Mining-0.72%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	$380,000	$363,770
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	301,000	282,681
		646,451
Mortgage REITs-1.08%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	300,000	251,175
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	470,000	398,739
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)	380,000	321,626
		971,540
Oil, Gas & Consumable Fuels-6.78%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	262,000	324,558
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	300,000	303,473
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	250,000	239,321
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	416,000	405,336
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)	200,000	187,360
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	380,000	382,773
6.50%, 07/01/2027(b)	690,000	675,059
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	365,000	365,245
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	750,000	731,366
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	304,000	300,424
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)(c)	410,000	417,708
Murphy Oil Corp., 5.88%, 12/01/2027(c)	415,000	403,300
NuStar Logistics L.P., 5.63%, 04/28/2027	398,000	377,305
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	380,000	365,954
SM Energy Co., 6.63%, 01/15/2027(c)	300,000	288,771
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	330,000	309,000
		6,076,953
Passenger Airlines-0.47%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	420,000	417,323
Pharmaceuticals-0.90%
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)	740,000	481,755
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	360,000	327,783
		809,538
Professional Services-0.73%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	385,000	356,156
Korn Ferry, 4.63%, 12/15/2027(b)	310,000	294,047
		650,203

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Retail REITs-0.48%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	$540,000	$432,230
Software-1.20%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	700,000	699,939
NCR Corp., 5.75%, 09/01/2027(b)	380,000	378,432
		1,078,371
Specialized REITs-1.95%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	740,000	693,171
SBA Communications Corp., 3.88%, 02/15/2027	1,140,000	1,051,773
		1,744,944
Specialty Retail-0.86%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	300,000	261,687
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	310,000	287,443
Murphy Oil USA, Inc., 5.63%, 05/01/2027	230,000	226,424
		775,554
Technology Hardware, Storage & Peripherals-1.51%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)(c)	421,000	393,974
Seagate HDD Cayman
4.88%, 06/01/2027(c)	400,000	384,512
9.63%, 12/01/2032(b)	530,000	578,901
		1,357,387
Trading Companies & Distributors-1.78%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	920,000	874,553
United Rentals (North America), Inc., 5.50%, 05/15/2027	380,000	375,581
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	345,000	346,910
		1,597,044
	Principal Amount	Value
Wireless Telecommunication Services-0.26%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(b)	$270,000	$230,399
Total U.S. Dollar Denominated Bonds & Notes (Cost $92,043,455)		86,729,415
	Shares
Money Market Funds-0.74%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f) (Cost $664,275)	664,275	664,275
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.43% (Cost $92,707,730)		87,393,690
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.44%
Invesco Private Government Fund, 5.10%(e)(f)(g)	4,128,509	4,128,509
Invesco Private Prime Fund, 5.22%(e)(f)(g)	10,620,154	10,619,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,748,911)		14,747,601
TOTAL INVESTMENTS IN SECURITIES-113.87% (Cost $107,456,641)		102,141,291
OTHER ASSETS LESS LIABILITIES-(13.87)%		(12,440,959)
NET ASSETS-100.00%		$89,700,332

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $64,382,620, which represented 71.78% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$251,169	$6,503,259	$(6,090,153)	$-	$-	$664,275	$17,170
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,155,557	$22,332,591	$(19,359,639)	$-	$-	$4,128,509	$98,967*
Invesco Private Prime Fund	4,009,984	42,586,301	(35,975,299)	(1,640)	(254)	10,619,092	268,392*
Total	$5,416,710	$71,422,151	$(61,425,091)	$(1,640)	$(254)	$15,411,876	$384,529

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.30%
Aerospace & Defense-3.16%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$220,000	$203,185
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	116,000	105,035
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	200,000	164,825
TransDigm, Inc., 6.75%, 08/15/2028(b)	610,000	611,466
Triumph Group, Inc., 9.00%, 03/15/2028(b)	350,000	354,969
		1,439,480
Automobile Components-1.74%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	120,000	107,466
ANGI Group LLC, 3.88%, 08/15/2028(b)	150,000	122,367
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	150,000	133,909
Dana, Inc., 5.63%, 06/15/2028	120,000	110,013
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	150,000	137,476
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	180,000	180,957
		792,188
Automobiles-2.58%
Ford Motor Co., 6.63%, 10/01/2028	130,000	132,627
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	200,000	169,188
6.80%, 05/12/2028	440,000	435,888
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	180,179
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	180,000	168,885
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	90,000	86,478
		1,173,245
Biotechnology-0.53%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	130,000	71,574
Grifols Escrow Issuer S.A. (Spain), 4.75%, 10/15/2028(b)(c)	200,000	169,397
		240,971
Building Products-0.72%
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	167,000	148,000
9.75%, 07/15/2028(b)	70,000	66,572
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	130,000	114,132
		328,704
Capital Markets-1.79%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	290,000	183,147
NFP Corp.
4.88%, 08/15/2028(b)	160,000	143,017
6.88%, 08/15/2028(b)	590,000	489,884
		816,048
Chemicals-4.98%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	230,000	173,506
Chemours Co. (The), 5.75%, 11/15/2028(b)	230,000	202,734
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	150,000	127,976
	Principal Amount	Value
Chemicals-(continued)
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	$160,000	$139,012
Element Solutions, Inc., 3.88%, 09/01/2028(b)	230,000	201,624
HB Fuller Co., 4.25%, 10/15/2028(c)	90,000	81,191
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	100,000	79,650
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	130,000	113,687
Ingevity Corp., 3.88%, 11/01/2028(b)	160,000	132,275
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	80,000	80,452
Iris Holding, Inc., 10.00%, 12/15/2028(b)	120,000	90,600
LSB Industries, Inc., 6.25%, 10/15/2028(b)	200,000	181,255
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	120,000	110,630
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	200,000	160,606
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	320,000	283,858
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	121,000	106,252
		2,265,308
Commercial Services & Supplies-5.09%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	200,000	164,145
4.63%, 06/01/2028(b)	400,000	332,074
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	120,000	120,484
GEO Group, Inc. (The), 10.50%, 06/30/2028	80,000	80,336
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)	220,000	196,648
3.50%, 09/01/2028(b)(c)	220,000	196,439
Interface, Inc., 5.50%, 12/01/2028(b)	90,000	70,299
Madison IAQ LLC, 4.13%, 06/30/2028(b)	200,000	173,085
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	300,000	239,490
5.75%, 11/01/2028(b)(c)	323,000	231,262
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	380,000	349,415
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	160,000	162,103
		2,315,780
Communications Equipment-0.20%
Viasat, Inc., 6.50%, 07/15/2028(b)	112,000	90,989
Construction & Engineering-0.72%
Fluor Corp., 4.25%, 09/15/2028	50,000	46,000
Pike Corp., 5.50%, 09/01/2028(b)	211,000	188,630
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	99,000	92,697
		327,327
Construction Materials-0.72%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	212,000	200,052
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	140,000	128,079
		328,131
Consumer Finance-1.11%
FirstCash, Inc., 4.63%, 09/01/2028(b)	150,000	133,695
Navient Corp., 4.88%, 03/15/2028	150,000	124,406
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp., 3.88%, 09/15/2028	$180,000	$141,748
PRA Group, Inc., 8.38%, 02/01/2028(b)	120,000	106,275
		506,124
Consumer Staples Distribution & Retail-1.32%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	220,000	218,847
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	111,000	86,285
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	110,000	69,137
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	100,000	95,102
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	141,000	131,687
		601,058
Containers & Packaging-3.67%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	200,000	171,082
Ball Corp., 6.88%, 03/15/2028(c)	220,000	225,293
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	130,000	122,013
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	152,000	129,031
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	130,000	118,159
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	197,000	165,037
LABL, Inc.
5.88%, 11/01/2028(b)	150,000	135,094
9.50%, 11/01/2028(b)	90,000	90,512
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)	150,000	130,726
Sealed Air Corp./Sealed Air Corp US, 6.13%, 02/01/2028(b)	230,000	228,125
Silgan Holdings, Inc., 4.13%, 02/01/2028	170,000	155,785
		1,670,857
Distributors-0.35%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	160,000	160,249
Diversified Consumer Services-0.46%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	115,000	107,608
Grand Canyon University, 5.13%, 10/01/2028	110,000	99,879
		207,487
Diversified REITs-2.34%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	210,000	192,150
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	760,000	738,054
4.75%, 04/15/2028(b)	170,000	136,481
		1,066,685
	Principal Amount	Value
Diversified Telecommunication Services-4.41%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	$200,000	$99,184
Altice France S.A. (France), 5.50%, 01/15/2028(b)	300,000	227,812
CommScope, Inc., 7.13%, 07/01/2028(b)	201,000	135,390
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	120,000	85,026
6.50%, 10/01/2028(b)(c)	220,000	165,275
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	450,000	377,300
Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(b)(c)	200,000	186,664
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	350,000	201,705
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	413,000	336,205
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	320,000	193,131
		2,007,692
Electric Utilities-0.97%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	190,000	172,802
PG&E Corp., 5.00%, 07/01/2028(c)	290,000	267,766
		440,568
Electrical Equipment-1.37%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	250,000	223,824
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	390,000	398,976
		622,800
Energy Equipment & Services-1.88%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	230,000	213,643
Bristow Group, Inc., 6.88%, 03/01/2028(b)	120,000	112,052
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	110,000	100,227
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	230,000	220,193
Nine Energy Service, Inc., 13.00%, 02/01/2028	80,000	71,097
Weatherford International Ltd., 6.50%, 09/15/2028(b)	140,000	138,824
		856,036
Entertainment-0.72%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	220,000	192,859
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	150,000	135,243
		328,102
Financial Services-2.15%
AG Issuer LLC, 6.25%, 03/01/2028(b)	140,000	129,275
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	200,000	187,021
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	162,953
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	320,000	281,731
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	250,000	216,550
		977,530
Food Products-1.67%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	123,000	111,725

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	$150,000	$145,012
Post Holdings, Inc., 5.63%, 01/15/2028(b)	280,000	270,311
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	120,000	102,129
TreeHouse Foods, Inc., 4.00%, 09/01/2028	150,000	129,275
		758,452
Ground Transportation-0.33%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	150,000	149,443
Health Care Equipment & Supplies-0.55%
Hologic, Inc., 4.63%, 02/01/2028(b)	120,000	113,848
Teleflex, Inc., 4.25%, 06/01/2028(b)	150,000	138,133
		251,981
Health Care Providers & Services-3.83%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	130,000	123,725
Akumin Escrow, Inc., 7.50%, 08/01/2028(b)	110,000	74,625
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	449,000	415,715
Cano Health LLC, 6.25%, 10/01/2028(b)	90,000	59,934
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	230,000	211,297
Tenet Healthcare Corp.
4.63%, 06/15/2028	180,000	167,560
6.13%, 10/01/2028(c)	730,000	692,594
		1,745,450
Health Care REITs-0.44%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	120,000	103,336
Diversified Healthcare Trust, 4.75%, 02/15/2028	140,000	95,415
		198,751
Hotels, Restaurants & Leisure-5.43%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	220,000	202,294
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	340,000	321,683
Carnival Corp., 4.00%, 08/01/2028(b)	700,000	611,163
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	100,000	98,524
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	200,000	185,276
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	122,000	114,492
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	150,000	148,110
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	99,000	88,502
MGM Resorts International, 4.75%, 10/15/2028(c)	217,000	197,958
Scientific Games International, Inc., 7.00%, 05/15/2028(b)	200,000	197,996
Station Casinos LLC, 4.50%, 02/15/2028(b)	200,000	178,227
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	142,000	130,471
		2,474,696
Household Durables-0.91%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	154,000	112,976
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	90,000	84,413
M/I Homes, Inc., 4.95%, 02/01/2028	120,000	112,423
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	106,000	102,755
		412,567
	Principal Amount	Value
Household Products-0.77%
Central Garden & Pet Co., 5.13%, 02/01/2028	$90,000	$84,731
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	172,000	153,262
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	120,000	114,757
		352,750
Independent Power and Renewable Electricity Producers-2.87%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	200,000	179,116
Calpine Corp.
4.50%, 02/15/2028(b)	370,000	337,034
5.13%, 03/15/2028(b)(c)	410,000	367,748
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	250,000	233,035
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	200,000	187,782
		1,304,715
Insurance-0.80%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	370,000	363,426
Interactive Media & Services-1.06%
Cars.com, Inc., 6.38%, 11/01/2028(b)	120,000	111,429
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	140,000	127,964
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	290,000	245,050
		484,443
IT Services-2.07%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	118,000	95,993
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	280,000	237,490
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	200,000	145,528
Gartner, Inc., 4.50%, 07/01/2028(b)	230,000	216,841
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	200,000	166,446
Virtusa Corp., 7.13%, 12/15/2028(b)	100,000	79,847
		942,145
Machinery-1.31%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	100,000	89,683
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	150,000	119,803
Titan International, Inc., 7.00%, 04/30/2028	120,000	109,295
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	200,000	175,491
Wabash National Corp., 4.50%, 10/15/2028(b)	120,000	104,545
		598,817
Media-8.22%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	223,000	187,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	730,000	664,334
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028(b)	290,000	216,402
CSC Holdings LLC, 5.38%, 02/01/2028(b)	340,000	267,960
DISH DBS Corp., 5.75%, 12/01/2028(b)	730,000	530,856
GCI LLC, 4.75%, 10/15/2028(b)	180,000	152,200
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	148,000	102,828
Lamar Media Corp., 3.75%, 02/15/2028	171,000	154,468
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	240,000	204,912
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	580,000	486,404

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Media-(continued)
TEGNA, Inc., 4.63%, 03/15/2028	$270,000	$235,912
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	175,750
Urban One, Inc., 7.38%, 02/01/2028(b)	210,000	189,233
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	200,000	174,045
		3,742,704
Metals & Mining-1.42%
Arconic Corp., 6.13%, 02/15/2028(b)	260,000	262,669
Century Aluminum Co., 7.50%, 04/01/2028(b)	70,000	65,730
Constellium SE, 5.63%, 06/15/2028(b)	100,000	95,375
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	150,000	131,268
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	90,000	90,156
		645,198
Oil, Gas & Consumable Fuels-3.72%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	90,000	87,054
Callon Petroleum Co., 8.00%, 08/01/2028(b)	188,000	184,062
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	110,000	106,614
CVR Energy, Inc., 5.75%, 02/15/2028(b)	120,000	100,979
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	205,000	188,557
EQM Midstream Partners L.P., 5.50%, 07/15/2028	250,000	234,745
Global Marine, Inc., 7.00%, 06/01/2028	80,000	64,118
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	160,000	150,027
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	142,000	130,998
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	120,000	113,198
Matador Resources Co., 6.88%, 04/15/2028(b)	150,000	148,942
SM Energy Co., 6.50%, 07/15/2028	110,000	103,270
Vital Energy, Inc., 10.13%, 01/15/2028	86,000	83,510
		1,696,074
Paper & Forest Products-0.52%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	80,000	71,085
Domtar Corp., 6.75%, 10/01/2028(b)	190,000	165,577
		236,662
Passenger Airlines-0.80%
American Airlines, Inc., 7.25%, 02/15/2028(b)	220,000	215,553
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	170,000	147,653
		363,206
Personal Care Products-0.45%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	220,000	206,053
Pharmaceuticals-3.98%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	100,000	84,215
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	460,000	277,840
11.00%, 09/30/2028(b)	510,000	386,325
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	200,000	179,270
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	210,000	201,476
	Principal Amount	Value
Pharmaceuticals-(continued)
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 11.50%, 12/15/2028(b)	$170,000	$125,954
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	625,000	557,098
		1,812,178
Professional Services-1.62%
ASGN, Inc., 4.63%, 05/15/2028(b)	160,000	144,384
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	270,000	238,869
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	216,000	173,991
KBR, Inc., 4.75%, 09/30/2028(b)	76,000	69,651
Science Applications International Corp., 4.88%, 04/01/2028(b)	120,000	111,896
		738,791
Real Estate Management & Development-1.01%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	202,000	180,485
Forestar Group, Inc., 5.00%, 03/01/2028(b)	90,000	82,026
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	220,000	195,953
		458,464
Residential REITs-0.15%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	75,000	70,426
Retail REITs-0.23%
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	137,000	104,967
Semiconductors & Semiconductor Equipment-0.64%
Entegris, Inc., 4.38%, 04/15/2028(b)	118,000	108,608
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	202,000	182,692
		291,300
Software-2.22%
Alteryx, Inc., 8.75%, 03/15/2028(b)	130,000	124,892
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	150,000	130,896
Fair Isaac Corp., 4.00%, 06/15/2028(b)	260,000	239,548
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	100,000	85,544
MicroStrategy, Inc., 6.13%, 06/15/2028(b)	141,000	122,810
NCR Corp., 5.00%, 10/01/2028(b)	190,000	167,297
PTC, Inc., 4.00%, 02/15/2028(b)	150,000	139,905
		1,010,892
Specialized REITs-0.80%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	240,000	224,887
5.00%, 07/15/2028(b)	150,000	137,536
		362,423
Specialty Retail-3.18%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	120,000	109,603
At Home Group, Inc., 4.88%, 07/15/2028(b)	90,000	51,335
Bath & Body Works, Inc., 5.25%, 02/01/2028	150,000	142,865
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	220,000	192,877

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	$120,000	$104,909
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	250,000	192,767
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	350,000	324,151
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	190,000	167,893
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	188,000	162,789
		1,449,189
Technology Hardware, Storage & Peripherals-0.74%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	160,000	147,377
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	220,000	187,641
		335,018
Trading Companies & Distributors-2.30%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	290,000	260,669
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	370,000	318,002
United Rentals (North America), Inc., 4.88%, 01/15/2028	490,000	467,914
		1,046,585
Wireless Telecommunication Services-0.28%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 02/15/2028(b)	90,000	66,738
10.75%, 06/01/2028(b)	70,000	62,115
		128,853
Total U.S. Dollar Denominated Bonds & Notes (Cost $47,538,500)		44,299,978
	Shares	Value
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $213,206)	213,206	$213,206
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.77% (Cost $47,751,706)		44,513,184
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.81%
Invesco Private Government Fund, 5.10%(d)(e)(f)	1,378,467	1,378,467
Invesco Private Prime Fund, 5.22%(d)(e)(f)	3,545,766	3,545,411
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,924,300)		4,923,878
TOTAL INVESTMENTS IN SECURITIES-108.58% (Cost $52,676,006)		49,437,062
OTHER ASSETS LESS LIABILITIES-(8.58)%		(3,905,518)
NET ASSETS-100.00%		$45,531,544

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $38,095,425, which represented 83.67% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,115	$3,099,602	$(3,031,511)	$-	$-	$213,206	$6,891
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$480,278	$7,044,000	$(6,145,811)	$-	$-	$1,378,467	$31,605*
Invesco Private Prime Fund	1,235,001	13,689,734	(11,378,683)	(506)	(135)	3,545,411	85,890*
Total	$1,860,394	$23,833,336	$(20,556,005)	$(506)	$(135)	$5,137,084	$124,386

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.23%
Aerospace & Defense-1.64%
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	$70,000	$68,051
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	40,000	35,463
TransDigm, Inc.
4.63%, 01/15/2029	110,000	97,629
4.88%, 05/01/2029	70,000	62,303
		263,446
Automobile Components-1.71%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	50,000	40,704
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	50,000	45,110
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	60,000	54,102
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	80,000	70,802
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	30,000	25,659
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	50,000	37,944
		274,321
Automobiles-1.87%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	40,000	38,635
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	60,000	45,114
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	200,000	183,303
Thor Industries, Inc., 4.00%, 10/15/2029(b)	40,000	32,753
		299,805
Beverages-0.69%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	70,000	60,310
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	60,000	50,108
		110,418
Building Products-1.38%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	30,000	22,233
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	30,000	26,063
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	40,000	29,541
6.75%, 08/01/2029(b)	20,000	15,011
PGT Innovations, Inc., 4.38%, 10/01/2029(b)	50,000	45,702
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	30,000	26,235
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	60,000	56,378
		221,163
Capital Markets-0.53%
APX Group, Inc., 5.75%, 07/15/2029(b)	70,000	59,896
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	30,000	25,390
		85,286
Chemicals-4.02%
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(b)(c)	20,000	13,831
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	150,000	128,728
Chemours Co. (The), 4.63%, 11/15/2029(b)	50,000	40,528
Diamond BC B.V., 4.63%, 10/01/2029(b)	40,000	40,189
LSF11 A5 Holdco LLC, 6.63%, 10/15/2029(b)	30,000	25,659
Methanex Corp. (Canada), 5.25%, 12/15/2029	60,000	54,663
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	50,000	41,243
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	60,000	49,765
	Principal Amount	Value
Chemicals-(continued)
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	$40,000	$34,171
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	60,000	47,698
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	20,000	10,843
Tronox, Inc., 4.63%, 03/15/2029(b)	90,000	73,157
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	100,000	83,134
		643,609
Commercial Services & Supplies-5.67%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	50,000	42,218
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	90,000	78,655
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	85,000	62,996
APi Group DE, Inc.
4.13%, 07/15/2029(b)	30,000	26,094
4.75%, 10/15/2029(b)	30,000	26,991
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	30,000	28,471
Covanta Holding Corp., 4.88%, 12/01/2029(b)	60,000	52,132
Deluxe Corp., 8.00%, 06/01/2029(b)	40,000	30,825
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	70,000	58,168
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	40,000	31,887
GFL Environmental, Inc. (Canada)
4.75%, 06/15/2029(b)	70,000	63,647
4.38%, 08/15/2029(b)	50,000	44,444
Madison IAQ LLC, 5.88%, 06/30/2029(b)	90,000	68,614
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	230,000	210,758
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/2029(b)	50,000	25,925
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	30,000	21,564
Stericycle, Inc., 3.88%, 01/15/2029(b)	40,000	35,339
		908,728
Communications Equipment-0.21%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	40,000	33,729
Construction & Engineering-0.77%
Arcosa, Inc., 4.38%, 04/15/2029(b)	40,000	36,209
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	40,000	36,170
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	30,000	23,605
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	30,000	27,339
		123,323
Construction Materials-0.23%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	30,000	24,785
Victors Merger Corp., 6.38%, 05/15/2029(b)	20,000	12,769
		37,554
Consumer Finance-1.24%
Navient Corp., 5.50%, 03/15/2029	70,000	58,006
OneMain Finance Corp., 5.38%, 11/15/2029	60,000	49,123
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	30,000	24,356
PRA Group, Inc., 5.00%, 10/01/2029(b)	30,000	22,540
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	50,000	44,252
		198,277
Consumer Staples Distribution & Retail-2.17%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	120,000	104,543
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	$40,000	$34,099
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	90,000	79,563
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	70,000	56,956
US Foods, Inc., 4.75%, 02/15/2029(b)	80,000	73,067
		348,228
Containers & Packaging-1.99%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	200,000	157,115
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	40,000	37,923
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	30,000	26,686
LABL, Inc., 8.25%, 11/01/2029(b)	30,000	24,408
Sealed Air Corp., 5.00%, 04/15/2029(b)	40,000	37,162
TriMas Corp., 4.13%, 04/15/2029(b)	40,000	35,570
		318,864
Distributors-0.16%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	30,000	25,017
Diversified Consumer Services-0.64%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	30,000	24,412
Service Corp. International, 5.13%, 06/01/2029	70,000	66,675
WW International, Inc., 4.50%, 04/15/2029(b)	20,000	12,070
		103,157
Diversified REITs-0.75%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	68,000	58,562
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	95,000	60,981
		119,543
Diversified Telecommunication Services-3.85%
Altice France S.A. (France)
5.13%, 07/15/2029(b)	200,000	142,595
5.50%, 10/15/2029(b)	200,000	145,320
CommScope, Inc., 4.75%, 09/01/2029(b)	110,000	86,777
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	92,000	67,951
5.88%, 11/01/2029	60,000	42,075
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	70,000	60,667
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	60,000	32,474
3.75%, 07/15/2029(b)	70,000	37,984
		615,843
Electric Utilities-1.48%
DPL, Inc., 4.35%, 04/15/2029	40,000	35,466
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	30,000	26,430
NRG Energy, Inc.
3.38%, 02/15/2029(b)	40,000	33,025
5.25%, 06/15/2029(b)	60,000	54,174
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)(c)	100,000	87,251
		236,346
	Principal Amount	Value
Electrical Equipment-1.11%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	$200,000	$178,400
Electronic Equipment, Instruments & Components-1.66%
Coherent Corp., 5.00%, 12/15/2029(b)	90,000	80,153
Imola Merger Corp., 4.75%, 05/15/2029(b)	176,000	151,600
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	40,000	33,946
		265,699
Energy Equipment & Services-0.58%
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	60,000	56,251
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	40,000	35,864
		92,115
Entertainment-1.36%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	50,000	35,132
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	40,000	35,158
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	87,000	61,876
Playtika Holding Corp., 4.25%, 03/15/2029(b)	50,000	42,456
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	50,000	43,072
		217,694
Financial Services-2.21%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029(b)	40,000	34,259
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	20,000	12,042
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	92,000	81,359
Hightower Holding LLC, 6.75%, 04/15/2029(b)	20,000	17,259
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	30,000	25,617
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	60,000	48,307
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	70,000	57,837
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	30,000	26,313
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	60,000	50,172
		353,165
Food Products-0.81%
Post Holdings, Inc., 5.50%, 12/15/2029(b)	110,000	102,374
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	40,000	26,946
		129,320
Gas Utilities-0.36%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	70,000	58,374
Ground Transportation-1.33%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	30,000	21,877
Hertz Corp. (The), 5.00%, 12/01/2029(b)	90,000	72,356
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	130,000	118,827
		213,060
Health Care Equipment & Supplies-3.72%
Hologic, Inc., 3.25%, 02/15/2029(b)	80,000	69,980
Medline Borrower L.P.
3.88%, 04/01/2029(b)	390,000	336,780
5.25%, 10/01/2029(b)(c)	220,000	188,469
		595,229

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-2.70%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	$40,000	$36,729
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	20,000	17,054
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	70,000	61,156
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	80,000	64,584
HealthEquity, Inc., 4.50%, 10/01/2029(b)	50,000	44,461
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	40,000	19,952
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	40,000	30,462
Option Care Health, Inc., 4.38%, 10/31/2029(b)	40,000	34,543
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	40,000	32,859
Tenet Healthcare Corp., 4.25%, 06/01/2029	100,000	89,910
		431,710
Hotel & Resort REITs-0.70%
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	50,000	44,293
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	40,000	33,501
XHR L.P., 4.88%, 06/01/2029(b)	40,000	34,299
		112,093
Hotels, Restaurants & Leisure-6.27%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	70,000	62,095
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	20,000	17,904
Boyne USA, Inc., 4.75%, 05/15/2029(b)	60,000	53,652
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	110,000	94,970
Carnival Corp., 6.00%, 05/01/2029(b)	180,000	149,836
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)(c)	20,000	16,602
Cedar Fair L.P., 5.25%, 07/15/2029	40,000	36,827
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	40,000	35,513
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	90,000	78,661
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	70,000	61,889
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	70,000	62,353
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	50,000	38,261
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	40,000	34,324
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	70,000	61,794
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	40,000	33,546
Penn Entertainment, Inc., 4.13%, 07/01/2029(b)	30,000	24,230
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	70,000	49,772
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	65,000	58,340
Travel + Leisure Co., 4.50%, 12/01/2029(b)	40,000	33,951
		1,004,520
Household Durables-0.92%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	30,000	23,074
Century Communities, Inc., 3.88%, 08/15/2029(b)	40,000	34,302
LGI Homes, Inc., 4.00%, 07/15/2029(b)	30,000	24,502
	Principal Amount	Value
Household Durables-(continued)
Meritage Homes Corp., 3.88%, 04/15/2029(b)	$40,000	$35,064
SWF Escrow Issuer Corp., 6.50%, 10/01/2029(b)	50,000	29,867
		146,809
Household Products-0.37%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	70,000	60,060
Independent Power and Renewable Electricity Producers-0.58%
Calpine Corp., 4.63%, 02/01/2029(b)	60,000	50,806
TransAlta Corp. (Canada), 7.75%, 11/15/2029	40,000	41,654
		92,460
Industrial Conglomerates-0.33%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	70,000	53,647
Insurance-1.95%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029, (Acquired 09/13/2021 - 03/08/2023; Cost $55,298)(b)(d)	60,000	50,573
6.00%, 08/01/2029(b)	40,000	33,530
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	40,000	34,356
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	60,000	53,628
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	50,000	43,316
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	60,000	51,981
HUB International Ltd., 5.63%, 12/01/2029(b)	50,000	44,914
		312,298
Interactive Media & Services-0.42%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	30,000	28,287
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	50,000	38,567
		66,854
IT Services-1.35%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	50,000	40,934
Gartner, Inc., 3.63%, 06/15/2029(b)	50,000	44,487
Newfold Digital Holdings Group, Inc., 6.00%, 02/15/2029(b)	60,000	43,637
Twilio, Inc., 3.63%, 03/15/2029	40,000	34,591
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	60,000	52,066
		215,715
Leisure Products-0.20%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	40,000	32,821
Life Sciences Tools & Services-0.30%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	50,000	48,420
Machinery-0.81%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	40,000	35,973
OT Merger Corp., 7.88%, 10/15/2029(b)	20,000	11,693
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	40,000	35,450
Terex Corp., 5.00%, 05/15/2029(b)	50,000	46,393
		129,509
Media-9.01%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	152,690
AMC Networks, Inc., 4.25%, 02/15/2029	90,000	51,425
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	132,000	118,983
6.38%, 09/01/2029(b)	130,000	121,398

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Media-(continued)
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	$90,000	$64,211
CSC Holdings LLC, 6.50%, 02/01/2029(b)	200,000	157,712
DISH DBS Corp., 5.13%, 06/01/2029	110,000	50,008
Lamar Media Corp., 4.88%, 01/15/2029	40,000	37,045
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)	70,000	58,119
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	60,000	50,166
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	40,000	32,774
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)	110,000	96,154
Stagwell Global LLC, 5.63%, 08/15/2029(b)	100,000	85,945
TEGNA, Inc., 5.00%, 09/15/2029	80,000	68,700
Univision Communications, Inc., 4.50%, 05/01/2029(b)	90,000	75,681
Videotron Ltd. (Canada), 3.63%, 06/15/2029(b)	48,000	41,364
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	180,023
		1,442,398
Metals & Mining-1.45%
ATI, Inc., 4.88%, 10/01/2029	20,000	17,772
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	60,000	59,625
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	31,000	27,590
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	30,000	25,309
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	50,000	44,969
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	40,000	32,976
TMS International Corp., 6.25%, 04/15/2029(b)	30,000	23,745
		231,986
Mortgage REITs-0.48%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	40,000	30,434
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	60,000	46,963
		77,397
Oil, Gas & Consumable Fuels-6.77%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	69,000	63,523
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	40,000	35,162
Chesapeake Energy Corp., 5.88%, 02/01/2029(b)	40,000	37,727
CNX Resources Corp., 6.00%, 01/15/2029(b)	41,000	37,922
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	106,000	92,772
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	66,000	61,136
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	30,000	28,162
DT Midstream, Inc., 4.13%, 06/15/2029(b)	100,000	86,854
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	70,000	61,280
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	23,000	21,167
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	50,000	45,332
ITT Holdings LLC, 6.50%, 08/01/2029(b)	110,000	87,844
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	49,000	46,346
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	60,000	51,954
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	60,000	55,201
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Southwestern Energy Co., 5.38%, 02/01/2029	$56,000	$52,216
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	70,000	62,415
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	40,000	36,696
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	110,000	95,831
Vital Energy, Inc., 7.75%, 07/31/2029(b)	30,000	25,134
		1,084,674
Paper & Forest Products-0.49%
Glatfelter Corp., 4.75%, 11/15/2029(b)	25,000	15,894
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	80,000	63,343
		79,237
Passenger Airlines-0.99%
United Airlines, Inc., 4.63%, 04/15/2029(b)	175,000	158,700
Personal Care Products-0.45%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	40,000	36,772
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	40,000	34,574
		71,346
Pharmaceuticals-1.78%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	40,000	30,857
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	50,000	40,749
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	50,000	34,567
Jazz Securities DAC, 4.38%, 01/15/2029(b)	200,000	179,376
		285,549
Professional Services-1.03%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	30,000	26,302
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	80,000	68,800
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	40,000	34,901
TriNet Group, Inc., 3.50%, 03/01/2029(b)	40,000	34,332
		164,335
Real Estate Management & Development-1.16%
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	50,000	40,970
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	60,000	46,148
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	50,000	39,341
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	83,000	60,053
		186,512
Residential REITs-0.16%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	30,000	25,306
Semiconductors & Semiconductor Equipment-0.43%
Entegris, Inc., 3.63%, 05/01/2029(b)	40,000	34,568
Synaptics, Inc., 4.00%, 06/15/2029(b)	40,000	33,565
		68,133
Software-4.24%
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	70,000	68,578
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	350,000	309,868
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	70,000	61,080
Elastic N.V., 4.13%, 07/15/2029(b)	50,000	43,299

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Software-(continued)
NCR Corp., 5.13%, 04/15/2029(b)	$110,000	$96,356
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	70,000	58,387
Rocket Software, Inc., 6.50%, 02/15/2029(b)	50,000	40,818
		678,386
Specialized REITs-1.19%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	90,000	80,399
SBA Communications Corp., 3.13%, 02/01/2029	130,000	109,632
		190,031
Specialty Retail-5.78%
Arko Corp., 5.13%, 11/15/2029(b)	40,000	31,540
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	70,000	61,799
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	19,672
Foot Locker, Inc., 4.00%, 10/01/2029(b)	22,000	16,533
Gap, Inc. (The), 3.63%, 10/01/2029(b)	70,000	49,346
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	40,000	31,718
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	80,000	66,811
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	70,000	60,401
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	110,000	67,709
Murphy Oil USA, Inc., 4.75%, 09/15/2029	40,000	36,985
Penske Automotive Group, Inc., 3.75%, 06/15/2029	40,000	34,317
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	250,000	243,120
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	50,000	41,428
SRS Distribution, Inc.
6.13%, 07/01/2029(b)	40,000	33,168
6.00%, 12/01/2029(b)	70,000	57,563
Upbound Group, Inc., 6.38%, 02/15/2029(b)	40,000	35,272
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	50,000	38,434
		925,816
Technology Hardware, Storage & Peripherals-0.31%
Seagate HDD Cayman
4.09%, 06/01/2029	30,000	25,963
3.13%, 07/15/2029	30,000	23,124
		49,087
Textiles, Apparel & Luxury Goods-0.57%
Crocs, Inc., 4.25%, 03/15/2029(b)	30,000	25,895
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-(continued)
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	$30,000	$25,325
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	50,000	39,950
		91,170
Tobacco-0.43%
Vector Group Ltd., 5.75%, 02/01/2029(b)	80,000	69,605
Trading Companies & Distributors-0.47%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	30,000	25,917
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	30,000	25,387
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	30,000	24,147
		75,451
Total U.S. Dollar Denominated Bonds & Notes (Cost $17,311,706)		15,731,748
	Shares
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f) (Cost $12,031)	12,031	12,031
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.31% (Cost $17,323,737)		15,743,779
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.18%
Invesco Private Government Fund, 5.10%(e)(f)(g)	97,867	97,867
Invesco Private Prime Fund, 5.22%(e)(f)(g)	251,746	251,721
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $349,646)		349,588
TOTAL INVESTMENTS IN SECURITIES-100.49% (Cost $17,673,383)		16,093,367
OTHER ASSETS LESS LIABILITIES-(0.49)%		(77,711)
NET ASSETS-100.00%		$16,015,656

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $13,916,131, which represented 86.89% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,686	$1,107,272	$(1,120,927)	$-	$-	$12,031	$3,190
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	54,169	725,420	(681,722)	-	-	97,867	3,553*
Invesco Private Prime Fund	139,293	1,625,318	(1,512,838)	(71)	19	251,721	9,607*
Total	$219,148	$3,458,010	$(3,315,487)	$(71)	$19	$361,619	$16,350

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.67%
Air Freight & Logistics-0.89%
Rand Parent LLC, 8.50%, 02/15/2030(b)	$100,000	$86,438
Automobile Components-1.10%
Dana, Inc., 4.25%, 09/01/2030	45,000	36,104
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(b)	70,000	70,576
		106,680
Automobiles-3.80%
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	200,000	201,675
4.00%, 11/13/2030	200,000	168,238
		369,913
Building Products-2.06%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	60,000	59,214
Masonite International Corp., 3.50%, 02/15/2030(b)	45,000	37,868
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	60,000	48,373
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	65,000	54,991
		200,446
Capital Markets-0.40%
NFP Corp., 7.50%, 10/01/2030(b)	40,000	38,615
Chemicals-1.22%
Avient Corp., 7.13%, 08/01/2030(b)	85,000	85,897
S.P.C.M. S.A. (France), 3.38%, 03/15/2030(b)	40,000	33,241
		119,138
Commercial Services & Supplies-0.40%
Covanta Holding Corp., 5.00%, 09/01/2030	45,000	38,812
Communications Equipment-0.40%
Ciena Corp., 4.00%, 01/31/2030(b)	45,000	38,927
Consumer Finance-1.37%
FirstCash, Inc., 5.63%, 01/01/2030(b)	65,000	59,106
OneMain Finance Corp., 4.00%, 09/15/2030	100,000	73,889
		132,995
Consumer Staples Distribution & Retail-0.55%
US Foods, Inc., 4.63%, 06/01/2030(b)	60,000	54,065
Containers & Packaging-3.84%
Ball Corp., 2.88%, 08/15/2030	150,000	124,106
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(b)	130,000	112,581
Crown Americas LLC, 5.25%, 04/01/2030	60,000	57,336
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	45,000	39,602
OI European Group B.V., 4.75%, 02/15/2030(b)	45,000	40,726
		374,351
Diversified Consumer Services-0.86%
Service Corp. International, 3.38%, 08/15/2030	100,000	83,356
Diversified REITs-0.51%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	80,000	49,370
Diversified Telecommunication Services-6.42%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	110,000	77,296
8.75%, 05/15/2030(b)	135,000	126,358
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	$343,000	$316,383
Level 3 Financing, Inc., 10.50%, 05/15/2030(b)	110,000	104,634
		624,671
Electric Utilities-1.02%
PG&E Corp., 5.25%, 07/01/2030	110,000	99,524
Electrical Equipment-0.60%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	60,000	58,002
Energy Equipment & Services-3.30%
Transocean, Inc., 8.75%, 02/15/2030(b)	140,000	140,090
Weatherford International Ltd., 8.63%, 04/30/2030(b)	180,000	181,049
		321,139
Entertainment-1.50%
Roblox Corp., 3.88%, 05/01/2030(b)	110,000	94,335
WMG Acquisition Corp., 3.88%, 07/15/2030(b)	60,000	51,329
		145,664
Financial Services-1.80%
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	50,000	39,294
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	70,000	56,492
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	90,000	79,215
		175,001
Food Products-2.12%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	110,000	108,336
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	110,000	98,081
		206,417
Health Care Equipment & Supplies-0.73%
Embecta Corp.
5.00%, 02/15/2030(b)	57,000	47,781
6.75%, 02/15/2030(b)	25,000	23,265
		71,046
Health Care Providers & Services-9.96%
Community Health Systems, Inc.
6.13%, 04/01/2030(b)	140,000	75,747
5.25%, 05/15/2030(b)	180,000	135,363
DaVita, Inc., 4.63%, 06/01/2030(b)	315,000	270,195
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	70,000	59,993
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	40,000	36,100
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	25,000	23,028
Tenet Healthcare Corp.
4.38%, 01/15/2030	170,000	151,623
6.13%, 06/15/2030(b)	225,000	217,666
		969,715
Health Care Technology-2.29%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	270,000	222,637
Hotels, Restaurants & Leisure-9.01%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	330,000	283,630
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	230,000	231,262
Carnival Corp., 10.50%, 06/01/2030(b)	117,000	117,527
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	$135,000	$126,668
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	145,000	118,127
		877,214
Household Durables-1.83%
KB Home, 7.25%, 07/15/2030	40,000	40,473
M/I Homes, Inc., 3.95%, 02/15/2030	30,000	25,775
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	65,000	55,962
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	60,000	55,881
		178,091
Household Products-0.80%
Central Garden & Pet Co., 4.13%, 10/15/2030	60,000	50,422
Spectrum Brands, Inc., 5.50%, 07/15/2030(b)	30,000	27,494
		77,916
Insurance-1.33%
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 03/15/2030(b)	60,000	59,934
10.50%, 12/15/2030(b)	30,000	30,121
Ryan Specialty LLC, 4.38%, 02/01/2030(b)	45,000	39,962
		130,017
Interactive Media & Services-1.00%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	50,000	42,674
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	65,000	54,864
		97,538
IT Services-0.81%
Gartner, Inc., 3.75%, 10/01/2030(b)	90,000	79,057
Machinery-2.30%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	170,000	171,924
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	60,000	51,693
		223,617
Media-5.83%
Cable One, Inc., 4.00%, 11/15/2030(b)	70,000	54,845
Gray Television, Inc., 4.75%, 10/15/2030(b)	50,000	32,456
Lamar Media Corp., 4.00%, 02/15/2030	65,000	56,974
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	45,000	29,475
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	170,000	133,877
Univision Communications, Inc., 7.38%, 06/30/2030(b)	100,000	93,073
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	200,000	166,485
		567,185
Metals & Mining-2.14%
Carpenter Technology Corp., 7.63%, 03/15/2030	30,000	30,272
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	90,000	85,118
Commercial Metals Co., 4.13%, 01/15/2030	30,000	26,370
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	90,000	66,953
		208,713
Oil, Gas & Consumable Fuels-12.38%
Callon Petroleum Co., 7.50%, 06/15/2030(b)	65,000	60,349
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	35,000	29,025
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	110,000	91,850
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EQM Midstream Partners L.P., 7.50%, 06/01/2030(b)	$60,000	$60,364
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	60,000	59,066
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	90,000	78,088
5.50%, 10/15/2030(b)	50,000	45,367
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	60,000	54,153
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	110,000	104,342
NuStar Logistics L.P., 6.38%, 10/01/2030	65,000	62,657
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	90,000	77,913
Range Resources Corp., 4.75%, 02/15/2030(b)	60,000	54,292
Southwestern Energy Co., 5.38%, 03/15/2030	135,000	124,230
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	90,000	79,061
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	85,000	73,950
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	110,000	109,166
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	45,000	41,001
		1,204,874
Personal Care Products-0.99%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	95,000	96,404
Pharmaceuticals-2.81%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	65,000	50,629
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	60,000	48,435
Perrigo Finance Unlimited Co., 4.40%, 06/15/2030	200,000	174,260
		273,324
Real Estate Management & Development-1.33%
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	70,000	52,840
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	110,000	76,419
		129,259
Residential REITs-0.38%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	45,000	37,217
Semiconductors & Semiconductor Equipment-1.04%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)	105,000	101,254
Software-3.19%
Gen Digital, Inc., 7.13%, 09/30/2030(b)	70,000	69,945
McAfee Corp., 7.38%, 02/15/2030(b)	235,000	197,865
NCR Corp., 5.25%, 10/01/2030(b)	50,000	42,751
		310,561
Specialized REITs-1.38%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	150,000	134,523
Specialty Retail-1.57%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	55,000	48,257
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	110,000	104,936
		153,193
Trading Companies & Distributors-0.41%
Boise Cascade Co., 4.88%, 07/01/2030(b)	45,000	40,390
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,602,660)		9,507,269

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $46,709)	46,709	$46,709
TOTAL INVESTMENTS IN SECURITIES-98.15% (Cost $9,649,369)		9,553,978
OTHER ASSETS LESS LIABILITIES-1.85%		180,170
NET ASSETS-100.00%		$9,734,148

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $7,641,949, which represented 78.51% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$902,794	$(856,085)	$-	$-	$46,709	$1,820

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.66%
Alabama-0.20%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2023	$100	$100,389
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(b)	5.50%	10/01/2053	185	189,280
				289,669
Alaska-2.75%
Alaska Housing Finance Corp., Series 2001 A, VRD RB(c)	3.40%	12/01/2030	4,000	4,000,000
Arizona-0.48%
Arizona (State of), Series 2016, COP(a)	5.00%	10/01/2023	190	190,998
Arizona (State of) Transportation Board, Series 2016, Ref. RB	5.00%	07/01/2023	35	35,040
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2014, Ref. RB	5.00%	07/01/2023	130	130,147
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2023	50	50,064
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	100,101
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2023	100	100,125
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2023	5	5,005
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2023	20	20,025
Scottsdale (City of), AZ, Series 2015, Ref. GO Bonds	3.00%	07/01/2023	65	64,962
				696,467
Arkansas-0.14%
Arkansas (State of), Series 2021, Ref. GO Bonds	5.00%	06/15/2023	170	170,094
Russellville (City of), AR, Series 2015, Ref. RB(a)(d)	4.00%	07/01/2023	40	40,011
				210,105
California-22.23%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare), Series 2014 A, RB	5.00%	08/01/2043	500	500,218
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.25%	12/01/2025	65	65,720
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.00%	12/01/2032	50	50,478
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.00%	12/01/2033	200	201,784
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 C, Ref. VRD RB, (LOC - Bank of America, N.A.)(c)(e)	2.37%	04/01/2053	6,000	6,000,000
California (State of), Series 2013, GO Bonds	5.25%	09/01/2029	1,000	1,004,326
California (State of), Series 2013, GO Bonds	5.00%	11/01/2029	1,000	1,006,287
California (State of), Series 2013, GO Bonds	5.00%	11/01/2030	500	503,143
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	105	105,565
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	90,588
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2033	55	55,183
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	80,495
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	100,797
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	151,181
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2030	50	50,376
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	100,301
California (State of), Series 2016, GO Bonds	5.00%	09/01/2023	105	105,482
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2023	125	125,574
California (State of), Series 2017, GO Bonds	4.00%	11/01/2023	195	195,729
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	110,860
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2023	1,000	1,006,182
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	504,256
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2023	245	247,085
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2023	25	25,213
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(a)(d)	5.00%	10/01/2023	35	35,184
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	500	490,014
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2023	445	448,305
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB(a)(d)	5.00%	07/01/2023	10	10,011
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB	5.00%	07/01/2026	40	40,031
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2013 A, RB(a)(d)	5.00%	08/15/2023	75	75,252
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2023	170	171,293
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	$550	$553,344
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2016 B, Ref. RB(a)	5.00%	07/01/2023	45	45,055
California (State of) Public Works Board (Department of State Hospitals - Coalinga State Hospital), Series 2013 E, RB(a)(d)	5.00%	06/01/2023	100	100,000
California (State of) Public Works Board (Various California State University), Series 2013 H, RB(a)(d)	5.00%	09/01/2023	100	100,414
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.25%	11/01/2027	65	65,504
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.00%	11/01/2038	190	190,999
California State University, Series 2013 A, RB(a)(d)	5.00%	11/01/2023	60	60,424
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	105	105,721
Chabot-Las Positas Community College District, Series 2013, Ref. GO Bonds(a)(d)	5.00%	08/01/2023	1,350	1,353,656
Coast Community College District, Series 2013 A, Ref. GO Bonds	5.00%	08/01/2023	35	35,091
Desert Community College District (Riverside & Imperial) (Election of 2016), Series 2018, GO Bonds(a)(d)	5.00%	08/01/2023	100	100,271
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2023	145	145,000
East Side Union High School District (Election of 2016), Series 2021 C, GO Bonds	3.00%	08/01/2023	325	324,563
Grossmont-Cuyamaca Community College District, Series 2018, Ref. GO Bonds	5.00%	08/01/2023	125	125,336
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB(a)(d)	5.00%	07/01/2023	565	565,673
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB(a)(d)	5.00%	07/01/2023	375	375,446
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB(c)	2.60%	07/01/2034	5,000	5,000,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	100	100,126
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2023	170	170,000
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(a)(d)	4.00%	08/01/2023	50	50,055
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	100,135
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2023	500	500,673
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	185,249
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2023	125	125,069
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2023	265	265,357
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.00%	07/01/2023	225	224,653
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2023	30	30,213
Pajaro Valley Unified School District (Election of 2012), Series 2013 A, GO Bonds(a)(d)	4.25%	08/09/2023	500	500,759
Sacramento (City of), CA, Series 2013, RB(a)(d)	5.00%	09/01/2023	305	306,225
Sacramento (City of), CA Municipal Utility District, Series 2013 A, RB	5.00%	08/15/2041	75	75,135
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2023	1,000	1,003,434
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2023	1,000	1,002,509
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2023	80	80,465
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(a)(d)	4.00%	08/01/2023	100	100,110
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(a)(d)	5.00%	08/01/2023	1,170	1,173,168
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	30,079
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(a)(d)	5.00%	08/01/2023	80	80,217
San Diego Unified School District, Series 2014 R-3, Ref. GO Bonds	5.00%	07/01/2023	100	100,141
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(b)	5.50%	07/01/2023	165	165,298
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2023	1,000	1,001,412
San Francisco (City & County of), CA, Series 2015, COP	4.00%	04/01/2045	95	93,656
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	45	45,327
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	100	100,052
San Jose (City of), CA Financing Authority (Civic Convention Center), Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	500	500,000
San Jose (City of), CA Financing Authority (Civic Convention Center), Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	100	100,000
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2023	730	731,819
San Jose Unified School District (Election of 2012), Series 2013 A, GO Bonds(a)(d)	3.80%	08/01/2023	85	85,062
Sanger Unified School District (Capital), Series 2022, Ref. COP, (INS - AGM)(b)	5.00%	06/01/2052	100	100,006
Tehachapi Valley Healthcare District (Elecion of 2009), Series 2013, GO Bonds(a)(d)	5.00%	11/01/2023	100	100,625
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2023	100	100,259
William S. Hart Union High School District (Election of 2008), Series 2013 C, GO Bonds	3.50%	08/01/2038	150	143,026
				32,373,724
Colorado-1.09%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2022, Ref. GO Bonds	5.00%	12/01/2023	25	25,197
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	185,095
Arapahoe County School District No. 6 Littleton, Series 2013, GO Bonds	4.50%	12/01/2037	110	110,343
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2023	$575	$579,209
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	35,028
Colorado (State of) Regional Transportation District, Series 2014 A, COP(a)(d)	5.00%	06/01/2023	275	275,000
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2023	25	25,175
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,035
Denver (City & County of), CO (Governmental), Series 2020 A-2, Ref. RB	5.00%	11/15/2023	290	291,841
Denver City & County School District No. 1, Series 2005 A, Ref. GO Bonds, (INS - NATL)(b)	5.50%	12/01/2023	50	50,536
				1,582,459
Connecticut-2.92%
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	100,581
Connecticut (State of), Series 2013 A, RB	5.00%	10/01/2026	500	502,575
Connecticut (State of), Series 2013 E, GO Bonds	5.00%	08/15/2031	650	651,921
Connecticut (State of), Series 2014 D, GO Bonds	5.00%	06/15/2023	1,300	1,300,706
Connecticut (State of), Series 2014 E, GO Bonds	5.00%	09/01/2023	25	25,093
Connecticut (State of), Series 2014 H, Ref. GO Bonds	5.00%	11/15/2023	1,000	1,007,021
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2023	120	120,291
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2023	25	25,108
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2023	500	502,162
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2023	20	20,078
				4,255,536
District of Columbia-0.30%
District of Columbia (Association of American Medical Colleges), Series 2011 A, RB(a)(d)	4.00%	10/01/2023	105	105,210
District of Columbia (Washington, D.C.), Series 2013 A, GO Bonds(a)(d)	5.00%	06/01/2023	105	105,000
District of Columbia (Washington, D.C.), Series 2013 A, GO Bonds(a)(d)	5.00%	06/01/2023	50	50,000
District of Columbia (Washington, D.C.), Series 2013 A, GO Bonds(a)(d)	5.00%	06/01/2023	20	20,000
District of Columbia Water & Sewer Authority, Series 1998, RB, (INS - AGM)(b)	5.50%	10/01/2023	15	15,105
District of Columbia Water & Sewer Authority, Series 2013 A, RB(a)(d)	5.00%	10/01/2023	140	140,735
				436,050
Florida-5.07%
Deltona (City of), FL, Series 2013, Ref. RB(a)(d)	5.13%	10/01/2023	500	502,664
Florida (State of), Series 2000 D, Ref. GO Bonds	6.00%	06/01/2023	195	195,000
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2023	50	50,061
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	195,213
Florida (State of) Department of Management Services, Series 2017 A, Ref. RB	5.00%	09/01/2023	70	70,269
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2023	100	100,658
Florida (State of) Department of Transportation, Series 2013 A, Ref. RB	5.00%	07/01/2023	175	175,213
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2013 A, Ref. RB(a)(d)	4.00%	10/01/2023	585	585,786
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	502,544
Lee (County of), FL, Series 2013, RB	4.00%	10/01/2043	450	440,380
Miami-Dade (County of), FL, Series 2013 A, RB(a)(d)	5.50%	10/01/2023	270	271,857
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(a)(d)	4.13%	10/01/2023	45	45,109
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(a)(d)	5.00%	10/01/2023	45	45,236
Orange (County of), FL Convention Center, Series 2010, Ref. RB	5.00%	10/01/2023	30	30,106
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities), Series 2016, Ref. RB(a)(d)	5.00%	08/01/2023	3,975	4,099,282
Reedy Creek Improvement District, Series 2013 A, GO Bonds(a)(d)	5.25%	06/01/2023	25	25,000
Volusia (County of), FL School Board, Series 2019, COP	5.00%	08/01/2023	50	50,109
				7,384,487
Georgia-0.44%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	65,425
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2023	35	35,142
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	50,059
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	485	485,515
				636,141
Guam-0.07%
Guam (Territory of) Waterworks Authority, Series 2013, RB(a)(d)	5.50%	07/01/2023	110	110,165
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-0.28%
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2023	$400	$402,101
Illinois-5.16%
Chicago (City of), IL (O’Hare International Airport), Series 2013, RB	5.75%	01/01/2043	3,750	3,754,145
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	50,339
Chicago (City of), IL Midway International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	35	35,043
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2017, Ref. RB	5.00%	06/01/2023	125	125,000
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2023	20	20,097
Cook County Community College District No. 508 (City Colleges of Chicago), Series 2013, GO Bonds	5.25%	12/01/2043	135	135,115
Illinois (State of), Series 2012, Ref. GO Bonds	5.00%	08/01/2023	700	701,199
Illinois (State of), Series 2013 A, GO Bonds(a)(d)	5.00%	08/08/2023	600	601,597
Illinois (State of), Series 2013, GO Bonds(a)(d)	5.25%	07/10/2023	465	465,822
Illinois (State of), Series 2013, GO Bonds(a)(d)	5.25%	07/10/2023	100	100,177
Illinois (State of), Series 2013, GO Bonds(a)(d)	5.25%	07/10/2023	250	250,442
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	145,139
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2023	30	30,000
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	175,820
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2023	10	10,012
Illinois (State of) Finance Authority (Memorial Health System), Series 2014 A, RB(a)(d)	5.25%	07/01/2023	500	500,633
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2023	125	125,640
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2029	25	25,033
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2034	200	200,267
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2038	15	15,014
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	55,086
				7,521,620
Indiana-0.37%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2023	150	150,915
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	384,737
				535,652
Iowa-0.11%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	30,000
Iowa (State of) Finance Authority (Genesis Health System), Series 2013, RB(a)(d)	5.00%	07/01/2023	25	25,027
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	110,285
				165,312
Kansas-0.14%
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2023	200	200,401
Kentucky-1.04%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2013 A, RN	5.25%	09/01/2023	180	180,734
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	09/01/2023	70	70,243
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2023	570	573,395
Kentucky (Commonwealth of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	130	130,324
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB(a)(d)	4.00%	08/11/2023	55	55,039
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB(a)(d)	4.00%	08/11/2023	500	500,354
				1,510,089
Louisiana-0.63%
Louisiana (State of) Public Facilities Authority (CLECO Power LLC), Series 2008 B, RB	4.25%	12/01/2038	250	239,330
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2023	125	125,000
Louisiana (State of) Stadium & Exposition District, Series 2013 A, Ref. RB	5.00%	07/01/2028	300	300,035
Louisiana State University & Agricultural & Mechanical College Board of Supervisors, Series 2013, RB(a)(d)	5.00%	07/01/2023	95	95,117
Terrebonne Levee & Conservation District, Series 2013, RB(a)(d)	5.00%	07/01/2023	165	165,176
				924,658
Maine-0.14%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group), Series 2013, RB(a)(d)	5.00%	07/01/2023	200	200,222
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-2.29%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	$500	$500,565
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,002,741
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2023	1,000	1,002,741
Maryland (State of) Department of Transportation, Series 2016, RB	5.00%	11/01/2023	35	35,237
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2023	80	80,123
Maryland (State of) Department of Transportation (Third Issue), Series 2015, RB	5.00%	12/15/2023	140	141,248
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2013 B, RB	4.00%	08/15/2038	320	311,470
Montgomery (County of), MD, Series 2015 B, GO Bonds	5.00%	12/01/2023	110	110,909
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	145	145,983
				3,331,017
Massachusetts-2.54%
Massachusetts (Commonwealth of), Series 2013 B, Ref. GO Bonds	5.00%	08/01/2023	75	75,194
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	130,163
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	30	30,161
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2029	50	50,071
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	100,132
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	25,032
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2023	2,000	1,996,965
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2023	85	85,108
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2023	115	115,169
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2023	45	45,117
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2038	200	200,768
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2043	50	50,157
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 1997 P-1, VRD RB(c)	3.20%	07/01/2027	800	800,000
				3,704,037
Michigan-0.29%
Michigan (State of) (Environmental Program), Series 2016 A, GO Bonds	5.00%	12/01/2023	40	40,330
Michigan (State of) Building Authority (Facilities Program), Series 2013 1-A, Ref. RB	5.00%	10/15/2029	50	50,385
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)	5.00%	08/01/2023	200	200,492
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2023	35	35,262
Western Michigan University, Series 2013, Ref. RB(a)(d)	5.00%	11/15/2023	65	65,475
Western Michigan University, Series 2013, Ref. RB(a)(d)	5.25%	11/15/2023	25	25,210
				417,154
Minnesota-0.47%
Minnesota (State of), Series 2013 F, Ref. GO Bonds	5.00%	10/01/2023	40	40,214
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2023	100	100,259
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2023	50	50,130
Minnesota (State of), Series 2020 D, Ref. GO Bonds	5.00%	08/01/2023	500	501,296
				691,899
Mississippi-0.72%
Mississippi (State of), Series 2013 B, GO Bonds(a)(d)	5.00%	12/01/2023	1,000	1,008,117
Mississippi (State of) Development Bank (City of Jackson, Mississippi Capital City Convention Center), Series 2013 A, Ref. RB	3.25%	03/01/2036	50	42,243
				1,050,360
Missouri-0.27%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	35,212
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	65	65,348
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2013 A, RB	5.00%	11/15/2048	225	223,367
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2023	75	75,176
				399,103
Nevada-0.37%
Clark (County of), NV Department of Aviation, Series 2019 A, Ref. RB	5.00%	07/01/2023	200	200,210
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	50,023
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	60,027
Clark County School District, Series 2017 C, Ref. GO Bonds	5.00%	06/15/2023	100	100,045
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	75	75,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	$30	$30,000
Nevada (State of), Series 2014, RB	5.00%	12/01/2023	25	25,216
				540,521
New Jersey-2.55%
Essex (County of), NJ Improvement Authority, Series 2017, Ref. RB	2.00%	12/15/2023	35	34,599
New Jersey (State of), Series 2013, GO Bonds(a)(d)	4.00%	06/01/2023	265	265,000
New Jersey (State of), Series 2013, GO Bonds	5.00%	06/01/2023	30	30,000
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2023	10	10,000
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(a)(d)	5.00%	06/15/2023	150	150,082
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	180,216
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(b)	5.25%	12/15/2023	55	55,417
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	151,333
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2023	315	316,972
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.25%	12/15/2023	325	327,462
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2023	75	75,030
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB(a)(d)	5.00%	07/03/2023	100	100,052
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB(a)(d)	5.00%	07/03/2023	500	500,277
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB(a)(d)	5.25%	07/03/2023	1,500	1,501,027
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2023	15	15,006
				3,712,473
New Mexico-0.89%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2023	25	25,029
Albuquerque (City of), NM, Series 2014 A, Ref. RB(a)(d)	4.00%	07/01/2023	30	30,013
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2023	1,000	1,000,524
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2023	55	55,046
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2023	180	180,009
				1,290,621
New York-19.22%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	402,911
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2026	85	85,619
Battery Park (City of), NY Authority, Series 2019 D-2, Ref. VRD RB(c)	3.50%	11/01/2038	5,000	5,000,000
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2013 A, RB	5.00%	05/01/2027	60	60,063
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	485	485,046
Metropolitan Transportation Authority, Series 2013 B, RB	5.00%	11/15/2038	295	295,042
Metropolitan Transportation Authority, Series 2013 D, RB	4.75%	11/15/2039	200	196,582
Metropolitan Transportation Authority, Series 2013 E, RB(a)(d)	5.00%	11/15/2023	150	151,096
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2033	500	501,287
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2038	265	259,411
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	100,478
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2023	155	155,740
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2023	1,000	1,004,763
Monroe County Industrial Development Corp. (University of Rochester), Series 2013 A, RB(a)(d)	5.00%	07/01/2023	20	20,025
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	460	460,043
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	40	40,214
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2025	215	216,618
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2030	50	50,381
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	06/01/2033	10	10,074
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2034	500	503,517
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2023	100	100,308
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	100,123
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2023	1,000	1,002,525
New York (City of), NY, Series 2013 J, GO Bonds	5.00%	08/01/2023	400	401,010
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2023	225	225,568
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2023	50	50,126
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	446,124
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2023	390	390,985
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	70,064
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2023	$95	$95,240
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2023	85	85,215
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2023	200	200,505
New York (City of), NY, Subseries 2013 A-1, GO Bonds	5.00%	08/01/2036	1,000	1,001,695
New York (City of), NY, Subseries 2013 F-1, GO Bonds	3.50%	03/01/2038	180	170,553
New York (City of), NY Municipal Water Finance Authority, Series 2013 AA1, VRD RB(c)	4.10%	06/15/2050	1,700	1,700,000
New York (City of), NY Municipal Water Finance Authority, Series 2013 CC, Ref. RB(a)(d)	5.00%	06/15/2023	500	500,275
New York (City of), NY Municipal Water Finance Authority, Series 2013 DD, RB(a)(d)	3.50%	06/15/2023	160	160,001
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB(a)(d)	5.00%	06/15/2023	50	50,028
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	330	332,222
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB(a)	5.00%	06/15/2023	125	125,069
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2025	100	100,673
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD, RB	5.00%	06/15/2025	100	100,673
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	4.25%	11/01/2033	75	75,311
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	5.00%	11/01/2042	200	200,411
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	276,865
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB	5.00%	08/01/2023	200	200,518
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2023	1,435	1,444,732
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-4, VRD RB(c)	4.10%	08/01/2039	1,200	1,200,000
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2023	150	151,017
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2023	105	105,272
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2023	100	100,188
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(d)	5.00%	07/01/2023	5	5,006
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	07/01/2023	125	125,140
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	3.25%	03/15/2035	350	337,978
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	25	25,044
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2023	45	45,050
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2023	235	236,188
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2023	160	160,809
New York (State of) Dormitory Authority (St. Johns University), Series 2013 A, RB(a)(d)	5.00%	07/01/2023	250	250,287
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	105,942
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2028	100	100,902
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	550	554,961
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2030	1,690	1,705,425
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2031	165	166,515
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2033	30	30,269
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2041	360	362,635
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2025	100	100,769
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2013 A, RB	5.00%	06/15/2027	100	100,106
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2026	50	50,053
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2029	45	45,055
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2030	170	170,200
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	850	851,599
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2031	40	40,069
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2033	500	500,776
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2030	265	265,312
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	4.00%	10/15/2023	125	125,282
Suffolk (County of), NY Water Authority, Series 2012 A, RB	3.75%	06/01/2036	250	250,039
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,001
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2023	105	105,125
				27,988,743
North Carolina-0.99%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	100,000
North Carolina (State of) Medical Care Commission (United Methodist Retirement), Series 2017 A, Ref. RB(a)(d)	5.00%	10/01/2023	1,000	1,034,582
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina State University at Raleigh, Series 2013 A, RB(a)(d)	5.00%	10/01/2023	$90	$90,458
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy), Series 2013, Ref. RB	4.00%	06/01/2041	225	219,396
				1,444,436
Ohio-2.23%
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2023	10	10,094
Cleveland (City of), OH, Series 2015, RB(a)(d)	5.00%	10/01/2023	15	15,079
Cleveland Heights & University Heights City School District, Series 2014, GO Bonds(a)(d)	4.50%	06/01/2023	250	250,000
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	20	20,025
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	25	25,031
Columbus (City of), OH, Series 2013-1, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	170	170,209
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	10,073
Highland Local School District (Medina & Summit Counties), Series 2018 A, GO Bonds(a)(d)	5.25%	06/01/2023	500	500,000
Montgomery (County of), OH (Catholic Health Initiatives), Series 2009, RB(a)(d)	5.25%	11/13/2023	350	352,675
Northwest Local School District, Series 2015, GO Bonds	4.00%	12/01/2050	500	477,465
Ohio (State of), Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	10	10,026
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	25,102
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	185,752
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	900	904,254
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2023	50	50,419
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	115,964
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2016, Ref. RB(a)	5.00%	12/01/2023	100	100,787
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2015 A, RB	5.00%	12/01/2023	20	20,163
				3,243,118
Oklahoma-0.76%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	40,000
Oklahoma (County of), OK Independent School District No. 89, Series 2020 A, GO Bonds	2.50%	07/01/2023	1,025	1,023,543
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2023	40	40,044
				1,103,587
Oregon-0.15%
Oregon (State of) Department of Transportation, Series 2013 A, RB(a)(d)	5.00%	11/15/2023	75	75,548
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	20,149
Portland (City of), OR, Series 2016 B, Ref. RB	5.00%	06/15/2023	120	120,063
				215,760
Pennsylvania-3.27%
Lehigh (County of), PA Authority, Series 2013 A, RB	5.00%	12/01/2043	195	195,028
Lehigh (County of), PA Authority, Series 2013 A, RB	5.13%	12/01/2047	120	120,014
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2013 A, Ref. RB(a)(d)	5.00%	11/01/2023	60	60,399
Pennsylvania (Commonwealth of), First Series 2012, Ref. GO Bonds	4.00%	07/01/2023	1,000	1,000,448
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2023	195	195,622
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	236,070
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2023	30	30,178
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2027	25	25,153
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2023	1,000	1,001,851
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2023	250	250,594
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	10	10,032
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	50	50,158
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	1,000	1,003,154
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	590	591,861
				4,770,562
South Carolina-1.54%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB(a)(d)	5.00%	12/01/2023	45	45,365
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB	5.00%	12/01/2026	825	832,358
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB	4.00%	12/01/2028	525	525,415
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2013 E, Ref. RB	5.00%	12/01/2048	$680	$680,193
South Carolina (State of) Public Service Authority, Series 2013 E, Ref. RB	5.50%	12/01/2053	20	20,059
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 A, RB	5.00%	12/01/2038	100	100,292
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 S, Ref. RB	5.13%	12/01/2043	30	30,052
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	15,071
				2,248,805
South Dakota-0.11%
South Dakota (State of) Buidling Authority), Series 2013 B, RB(a)(d)	5.00%	06/01/2023	35	35,000
South Dakota (State of) Buidling Authority), Series 2013 B, RB(a)(d)	5.00%	06/01/2023	125	125,000
				160,000
Tennessee-0.90%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB(a)(d)	5.00%	07/01/2023	100	100,107
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	50	50,314
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, RB(a)(d)	4.00%	07/01/2023	20	20,009
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	25	25,031
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2023	1,000	1,001,289
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2023	100	100,129
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2023	15	15,098
				1,311,977
Texas-5.55%
Bexar (County of), TX, Series 2013 A, Ctfs. of Obligation(a)(d)	4.00%	06/15/2023	280	280,045
Bexar (County of), TX, Series 2013 A, Ctfs. of Obligation(a)(d)	4.00%	06/15/2023	280	280,045
Bexar (County of), TX, Series 2013 B, Ctfs. of Obligation(a)(d)	5.00%	06/15/2023	400	400,214
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	200,630
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	25,079
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 D, Ref. RB	5.00%	11/01/2033	35	35,158
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 F, Ref. RB	5.25%	11/01/2033	270	271,717
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2023	65	65,360
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	145	145,714
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	25,080
El Paso (County of), TX Hospital District, Series 2013, Ctfs. Of Obligation	5.00%	08/15/2043	435	425,749
Harris (County of), TX Flood Control District, Series 2019 A, Ref. RB	5.00%	10/01/2023	1,000	1,005,021
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(a)(d)	5.00%	12/01/2023	100	100,792
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	500	499,964
North Texas Tollway Authority, Series 2017 A, RB	5.00%	01/01/2026	5	5,004
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2023	150	150,218
San Marcos Consolidated Independent School District, Series 2013, Ref. GO Bonds(a)(d)	5.00%	08/01/2023	90	90,208
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2013, RB(a)(d)	5.50%	09/01/2023	1,000	1,004,634
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2013, RB(a)(d)	5.00%	10/01/2023	1,000	1,004,790
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(d)	4.00%	08/15/2023	130	130,140
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(d)	5.00%	08/15/2023	725	727,227
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(d)	5.00%	08/15/2023	1,000	1,003,072
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	135,723
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2023	75	75,194
				8,086,778
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.33%
University of Utah (The), Series 2013 A, RB(a)(d)	5.00%	08/01/2023	$215	$215,546
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2023	265	265,333
				480,879
Virginia-3.76%
Chesapeake Bay Bridge & Tunnel District, Series 2019, RAN	5.00%	11/01/2023	100	100,435
Henry (County of), VA Industrial Development Authority, Series 2019, RB	2.00%	11/01/2023	1,600	1,585,763
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	5.00%	07/15/2023	60	60,112
The Rector and Visitors of University of Virginia (The), Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	500	500,000
The Rector and Visitors of University of Virginia (The), Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	3,000	3,000,000
Virginia (Commonwealth of) College Building Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2023	35	35,147
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2023	45	45,116
Virginia (Commonwealth of) Public School Authority, Series 2012, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2023	5	5,006
Virginia (Commonwealth of) Public School Authority, Series 2015, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2023	140	140,356
				5,471,935
Washington-3.37%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB(a)	5.00%	07/01/2023	300	300,345
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB(a)	5.00%	07/01/2023	400	400,460
King (County of), WA, Series 2016 B, Ref. RB(a)(d)	5.00%	07/01/2023	15	15,020
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2023	40	40,311
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	475	466,246
Washington (State of), Series 2013 A, GO Bonds(a)(d)	5.00%	08/01/2023	25	25,059
Washington (State of), Series 2013 E, GO Bonds(a)(d)	4.00%	08/08/2023	500	500,430
Washington (State of), Series 2013 R, Ref. GO Bonds(a)(d)	5.00%	08/08/2023	775	777,063
Washington (State of), Series 2013, Ref. GO Bonds(a)(d)	4.00%	08/08/2023	1,000	1,000,860
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	125	125,157
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2023	60	60,075
Washington (State of), Series 2021 R, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,002,592
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	200,545
				4,914,163
West Virginia-0.79%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	145	145,557
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group), Series 2013 A, Ref. RB(a)(d)	5.50%	06/01/2023	1,000	1,000,000
				1,145,557
Wisconsin-1.74%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2023	1,285	1,293,715
Wisconsin (State of) Department of Transportation, Series 2013-1, RB(a)(d)	5.00%	07/01/2023	65	65,080
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2013 A, RB(a)(d)	4.50%	11/15/2023	75	75,280
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2013, RB	4.00%	08/15/2038	105	104,059
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.), Series 2018 A, RB(a)(d)	5.00%	09/15/2023	1,000	1,003,943
				2,542,077
TOTAL INVESTMENTS IN SECURITIES(f)-98.66% (Cost $144,185,271)				143,700,420
OTHER ASSETS LESS LIABILITIES-1.34%				1,945,926
NET ASSETS-100.00%				$145,646,346

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RAN	-Revenue Anticipation Notes
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.58%
Alabama-1.07%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2015, RB(a)(b)	3.00%	09/01/2024	$400	$398,001
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	450	459,638
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	900	919,275
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2024	45	45,422
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	101,846
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	30,562
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2024	100	101,236
				2,055,980
Alaska-0.53%
North Slope (Borough of), AK, Series 2020 A, GO Bonds	5.00%	06/30/2024	1,000	1,016,701
Arizona-1.96%
Arizona (State of) Department of Transportation, Series 2015, Ref. RB	5.00%	07/01/2032	255	259,324
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2029	500	512,742
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2018, RB	5.00%	07/01/2024	1,000	1,018,343
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	152,832
Chandler (City of), AZ, Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	1,000	1,017,276
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	19,615
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	144,974
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	509,011
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	40,704
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	101,866
				3,776,687
Arkansas-0.32%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	97,090
Pulaski (County of), AR Public Facilities Board, Series 2014, RB(a)(b)	5.00%	12/01/2024	500	512,015
				609,105
California-18.28%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	05/01/2024	175	177,844
Anaheim Union High School District, Series 2015, GO Bonds	4.00%	08/01/2040	60	59,539
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	50,733
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	51,196
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2024	500	507,868
California (State of), Series 2014, GO Bonds	5.00%	05/01/2024	560	569,711
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	102,589
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	227,236
California (State of), Series 2014, GO Bonds	5.00%	05/01/2032	1,000	1,014,986
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	1,595	1,625,408
California (State of), Series 2014, GO Bonds	5.00%	05/01/2044	100	101,138
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	500	504,970
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2026	350	358,612
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2031	85	86,843
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2033	1,260	1,286,826
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2034	15	15,315
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	128,017
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	280	284,044
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	75	76,810
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	580	593,998
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2024	85	86,894
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	41,107
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	102,589
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	126,619
California (State of), Series 2019, GO Bonds	5.00%	10/01/2033	125	126,668
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	35,562
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	1,760	1,788,277
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	735	744,930
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	500	506,509
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2037	500	506,426
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	5.00%	11/01/2024	$900	$924,914
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	25,361
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	625,796
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	138,982
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2024	545	558,153
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2024	280	286,240
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	1,100	1,125,586
California (State of) Department of Water Resources, Series 2014 A, RB(a)(b)	5.00%	12/01/2024	195	200,579
California (State of) Department of Water Resources, Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	102,861
California (State of) Department of Water Resources, Series 2014 AS, RB	5.00%	12/01/2024	35	35,960
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	2,000	2,057,215
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	41,109
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	120	123,079
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,355
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	87,230
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2024	100	102,484
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	71,015
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	76,952
California (State of) Public Works Board (Department of State Hospitals - Coalinga State Hospital), Series 2013 E, RB(a)(b)	5.00%	06/01/2023	125	125,000
California (State of) Public Works Board (Vaious Capital), Series 2023, Ref. RB	5.00%	12/01/2024	250	256,155
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	102,265
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2031	1,000	1,017,851
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	101,748
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2034	115	116,898
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	101,185
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	101,345
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	349,571
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	11/01/2024	1,000	1,023,908
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	100,994
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	250	256,151
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	30	30,759
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	60	61,476
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	51,265
Contra Costa (County of), CA Transportation Authority, Series 2015 A, Ref. RB	5.00%	03/01/2024	25	25,330
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	184,376
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2024	375	381,836
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	50	50,862
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	1,040	1,057,920
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	137,837
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	100,778
Kern Community College District, Series 2022 D, GO Bonds	5.00%	08/01/2024	15	15,322
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB(a)(b)	5.00%	07/01/2023	30	30,037
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2039	165	167,517
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	238,260
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	600	611,776
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	125	126,853
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	202,689
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,090
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	40,785
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	204,130
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	25,271
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	20,418
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	51,109
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	$40	$40,887
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	127,771
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	190	194,213
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	225	229,989
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	204,434
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,105
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2026	90	91,738
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2028	100	101,845
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2029	10	10,182
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2030	250	254,372
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	25,496
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2026	450	458,688
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	203,968
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.25%	07/01/2024	1,000	986,659
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	150	153,045
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	175	178,528
Natomas Unified School District (Election of 2014), Series 2015, GO Bonds	4.00%	08/01/2040	100	99,232
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB	5.00%	02/01/2035	1,000	1,017,912
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	4.00%	10/15/2024	500	505,859
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	5.00%	10/15/2024	500	512,508
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	15,253
San Bernardino (County of), CA (Captial Facilities), Series 1992 B, COP(a)	6.88%	08/01/2024	345	356,526
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2024	180	181,474
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,206
San Diego (County of), CA Regional Transportation Commission, Series 2014 A, RB(a)(b)	5.00%	04/01/2024	50	50,766
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2024	250	255,080
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	25,386
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	30,801
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2024	35	35,702
San Francisco Unified School District, Series 2015 F, GO Bonds	3.50%	06/15/2035	60	59,961
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	20,420
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2024	190	193,731
San Marcos Unified School District (Election of 2010), Series 2014 C, GO Bonds(a)(b)	5.00%	02/15/2024	25	25,306
Silicon Valley Clean Water, Series 2019 A, RB	3.00%	03/01/2024	495	493,743
Silicon Valley Clean Water (WIFIA Rescue), Series 2021 A, RN	0.25%	03/01/2024	90	86,208
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2032	10	10,179
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	203,477
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	257,699
Southern California Public Power Authority (Windy Point/Windy Flast), Series 2020, Ref. RB	5.00%	07/01/2030	390	393,879
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	55	55,569
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,050
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	35,621
University of California, Series 2014 AM, RB	5.25%	05/15/2044	195	198,123
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	250	251,781
Washington Township Health Care District (Election of 2012), Series 2013 A, GO Bonds	5.00%	08/01/2043	500	503,562
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2024	25	25,505
				35,156,341
Colorado-1.10%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	35,892
Colorado (State of), Series 2013 I, COP(a)(b)	5.00%	03/15/2024	470	475,744
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	40,916
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	1,150	1,161,305
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2024	140	141,118
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	110,127
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	25,581
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	46,201
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	25,612
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	$20	$20,549
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	31,673
				2,114,718
Connecticut-1.52%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2026	500	506,123
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	101,299
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	76,629
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	91,255
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2024	475	485,487
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	102,548
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2024	10	10,176
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	500	503,274
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	202,944
Hartford (County of), CT Metropolitan District (Green Bonds), Series 2014 A, RB(a)(b)	5.00%	11/01/2024	725	742,333
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2024	100	100,965
				2,923,033
District of Columbia-1.03%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	35,913
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	20,323
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	35	35,545
District of Columbia, Series 2014 D, Ref. GO Bonds	5.00%	06/01/2032	400	406,227
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	228,946
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	115	117,840
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	55	56,258
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	1,015	1,029,047
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2024	50	50,903
				1,981,002
Florida-4.06%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	145	136,891
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,000	996,722
Brevard (County of), FL Health Facilities Authority (Health First, Inc.), Series 2014, Ref. RB(a)	5.00%	04/01/2033	1,000	1,007,696
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2024	105	106,680
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	101,824
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,017,143
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	168,302
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	66,130
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	500	503,451
Jacksonville (City of), FL, Series 2022 A, Ref. RB	5.00%	10/01/2024	1,000	1,021,159
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	145,631
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,462
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	30,501
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2024	100	101,273
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	100,065
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	1,270	1,296,423
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	112,348
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	25,008
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	25,213
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	500,156
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	122,933
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	189,254
				7,800,265
Georgia-1.51%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2026	1,150	1,160,951
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	50,436
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2029	45	45,388
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	$100	$100,886
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	275,709
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	51,238
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	115	117,781
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	20,441
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,037
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,252
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	70	70,787
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	60	60,586
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	07/01/2024	130	132,454
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2024	15	15,400
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	45	45,440
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2024	320	326,041
Georgia (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,202
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2024	40	40,334
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2024	55	55,618
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2024	175	178,304
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	3.00%	10/01/2043	155	119,531
				2,907,816
Hawaii-0.25%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	200	203,858
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	102,300
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	76,725
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2024	50	51,150
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2024	40	40,379
				474,412
Idaho-0.08%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2014 A, RB	5.00%	03/01/2044	150	150,584
Illinois-5.71%
Chicago (City of), IL, Series 2008, Ref. RB(a)	5.00%	01/01/2024	90	90,802
Chicago (City of), IL, Series 2008, Ref. RB	5.00%	01/01/2024	160	161,315
Chicago (City of), IL, Series 2014, RB	5.00%	01/01/2039	1,000	1,003,388
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2044	1,000	1,007,484
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2024	25	25,154
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2024	150	151,233
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2024	60	60,493
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,021,678
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	30,602
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	147,825
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	151,089
Chicago (City of), IL Park District, Series 2013 A, GO Bonds(a)(b)	5.75%	01/01/2024	100	101,376
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	550,149
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	285	288,131
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	145	145,123
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2024	200	201,570
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	50,549
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,099
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,100
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	211,849
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	100,884
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2039	100	100,333
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,020	1,024,809
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	20,095
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2024	20	20,157
Illinois (State of), Series 2018 A, GO Bonds	4.00%	05/01/2024	150	150,312
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2024	50	50,445
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2024	500	506,513
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	25,425
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	30,510
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	01/01/2024	$150	$151,397
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,180
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	01/01/2024	20	20,186
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	120	122,697
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	35,741
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2027	1,500	1,530,166
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	40,773
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	230	233,728
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	201,736
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	60,462
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2024	500	503,850
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	90	90,933
University of Illinois, Series 2014 A, RB	5.00%	04/01/2044	500	500,443
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,088
				10,976,872
Indiana-0.60%
Indiana (State of) Finance Authority, Series 2015 A, RB	5.00%	10/01/2040	915	927,676
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,261
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	25,369
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	20,213
Indiana (State of) Finance Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	02/01/2024	100	101,065
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	25,505
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	49,276
				1,159,365
Iowa-0.03%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	55,851
Kansas-0.07%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	45	45,864
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	24,753
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	56,130
				126,747
Kentucky-0.12%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2024	50	51,209
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	25	24,128
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	152,308
				227,645
Louisiana-1.99%
Louisiana (State of), Series 2014 B, Ref. RB(a)(b)	4.00%	05/01/2024	1,000	1,006,422
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Commission), Series 2014, RB(a)(b)	4.38%	02/01/2024	1,050	1,056,840
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2014, RB(a)(b)	5.00%	02/01/2024	70	70,740
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	1,000	1,020,373
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	125	127,547
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,077
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	290	294,886
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	152,379
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	15,372
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,743
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	52,893
				3,833,272
Maine-0.65%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2015, RB(a)(b)	5.00%	07/01/2024	1,000	1,016,743
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-(continued)
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	4.00%	07/01/2024	$210	$211,308
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	20,396
				1,248,447
Maryland-3.72%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	1,080	1,090,243
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	45,427
Baltimore (City of), MD (Water), Series 2013 B, Ref. RB(a)(b)	5.00%	01/01/2024	500	504,742
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2024	100	101,242
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	120,615
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	302,035
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,175
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	1,030	1,050,818
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	20,280
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	10,202
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	1,630	1,662,944
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	66,314
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	35,489
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	51,011
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	530,527
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	101,242
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	45,942
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	101,215
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	40,984
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	180	184,429
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	100	102,460
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,250
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2024	400	408,084
Prince George’s (County of), MD, Series 2014 A, GO Bonds	4.00%	09/01/2024	530	535,123
				7,146,793
Massachusetts-2.34%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	204,227
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	29,815
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	45,840
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	179,379
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2031	320	327,244
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2024	1,000	1,018,664
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	512,512
Massachusetts (Commonwealth of) (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	500	504,572
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	10,189
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	102,021
Massachusetts (Commonwealth of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	289,374
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	501,882
Massachusetts (Commonwealth of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	20	20,394
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	525	534,320
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB(a)(b)	5.00%	02/15/2024	200	202,419
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	25,540
				4,508,392
Michigan-2.07%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2024	135	136,551
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	228,137
Michigan (State of) Finance Authority, Series 2014 H-1, Ref. RB	5.00%	10/01/2039	500	502,027
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	161,991
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	85	86,640
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	35	35,675
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	115	117,218
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	$300	$305,787
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	153,371
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2027	1,000	1,015,465
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	20,208
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	20,277
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-2, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	830	841,072
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2030	50	50,588
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	30,353
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	20,362
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group), Series 2014 D, Ref. RB(a)(b)	5.00%	03/01/2024	70	70,839
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	86,197
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	100,781
				3,983,539
Minnesota-1.84%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2024	1,000	1,026,685
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	100,776
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2030	275	277,120
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2026	1,000	1,022,518
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	4.00%	01/01/2024	1,000	1,003,787
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	100,948
				3,531,834
Mississippi-0.01%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	15,329
Missouri-0.80%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	15,354
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	30,602
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	335	318,833
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	4.00%	06/01/2024	190	190,426
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	10	10,119
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	25	25,298
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	590	599,216
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	25,462
St. Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	314,794
				1,530,104
Nebraska-0.20%
Nebraska (State of) Public Power District, Series 2021 C, Ref. RB	5.00%	01/01/2024	145	146,325
Omaha (City of), NE Public Power District, Series 2014 AA, Ref. RB	5.00%	02/01/2032	120	121,104
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB(a)(b)	5.00%	08/01/2024	60	61,192
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	10,009
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	45	45,488
				384,118
Nevada-1.36%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	120	122,047
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2024	100	101,600
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	500	508,450
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2033	75	76,174
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	30,444
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	76,109
Las Vegas Valley Water District, Series 2015 B, Ref. GO Bonds	5.00%	12/01/2024	175	179,566
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	$30	$30,655
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	95	96,352
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	60	61,005
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	1,290	1,325,949
				2,608,351
New Jersey-4.35%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	101,498
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	310	314,643
New Jersey (State of) Economic Development Authority, Series 2012 II, Ref. RB	3.00%	03/01/2024	60	59,615
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	188,139
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB(a)	5.00%	06/15/2026	75	76,273
New Jersey (State of) Economic Development Authority, Series 2014, RB(a)	5.00%	06/15/2040	150	152,546
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014 A, RB	5.00%	07/01/2044	400	403,016
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014, RB	5.00%	06/15/2026	1,000	1,014,118
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2024	500	507,573
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2024	95	96,550
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB(a)(b)	5.00%	01/01/2024	15	15,129
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	237,480
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	1,130	1,157,446
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	25,460
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	101,412
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	800	806,658
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	146,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	1,000	1,005,540
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	25,460
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2024	1,000	1,015,298
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	101,834
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	101,555
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	127,113
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	35,547
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	445	451,811
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	100,339
				8,368,078
New Mexico-0.42%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2024	600	607,640
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2024	115	116,464
New Mexico (State of) Finance Authority, Series 2014 B-1, Ref. RB	5.00%	06/15/2027	15	15,249
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	25,440
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	50,354
				815,147
New York-16.28%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2024	100	100,757
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	203,196
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2024	100	101,598
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	55	55,366
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	203,723
Metropolitan Transportation Authority, Series 2014 B, RB	5.25%	11/15/2044	1,355	1,360,720
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	101,697
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	100,637
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	15,390
Nassau (County of), NY, Series 2014 A, GO Bonds	5.00%	04/01/2024	50	50,704
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	56,272
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2028	25	25,446
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2033	$100	$101,748
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	825	834,387
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2024	130	131,960
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	155	155,007
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	127,918
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	20,374
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	126,450
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	50,473
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	175	175,494
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2024	15	15,303
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2027	40	40,712
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2028	350	356,309
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2029	50	50,907
New York (City of), NY, Series 2014 J, Ref. GO Bonds	5.00%	08/01/2030	1,400	1,425,399
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	25,505
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	145	147,931
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	25	25,505
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,020,211
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2024	55	56,112
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,202
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	10,202
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	20	20,404
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2024	95	96,920
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2024	235	239,750
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,020,211
New York (City of), NY, Subseries 2008 J-4, GO Bonds	5.00%	08/01/2024	60	61,213
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	202,206
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	15,133
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB	5.00%	06/15/2047	500	504,701
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,023
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	203,162
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	65,928
New York (City of), NY Municipal Water Finance Authority, Series 2014 EE, Ref. RB	5.00%	06/15/2036	100	101,428
New York (City of), NY Municipal Water Finance Authority, Series 2014, Ref. RB	5.00%	06/15/2028	500	507,904
New York (City of), NY Municipal Water Finance Authority, Series 2014, Ref. RB	5.00%	06/15/2045	10	10,099
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	193,373
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2026	1,200	1,228,940
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2024	160	161,223
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2026	75	76,809
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2026	15	15,362
New York (City of), NY Transitional Finance Authority, Series 2014 A-1, RB	5.00%	08/01/2034	1,045	1,061,802
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2025	30	30,374
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	710	721,497
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	15,245
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2033	170	172,753
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2036	205	208,249
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	75	76,112
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2038	1,000	1,008,146
New York (City of), NY Transitional Finance Authority, Series 2014 D-1, RB	5.00%	02/01/2031	15	15,134
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2024	65	66,627
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB	5.00%	08/01/2024	340	346,872
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	82,002
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	35,547
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2024	300	307,507
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	203,258
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	1,370	1,387,070
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2033	50	50,623
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2024	50	51,011
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2024	105	107,122
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	02/15/2024	100	101,119
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2014 A, RB(a)	5.00%	03/15/2024	$25	$25,337
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	15,169
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	125	126,563
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2029	350	353,958
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2030	400	405,033
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2031	310	313,876
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2032	210	212,610
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	101,235
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2034	325	328,988
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2035	95	96,158
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2029	1,000	1,012,738
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	50,641
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2031	500	506,408
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	15,191
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2033	225	227,866
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2024	25	25,519
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2024	10	10,135
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2024	25	25,306
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	20,337
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	56,142
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	500,882
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2024	965	978,298
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2024	150	151,950
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,188
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	101,877
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	302,173
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2041	1,440	1,449,355
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2024	130	130,184
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2024	25	25,462
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2030	505	513,706
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2031	400	406,855
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2024	100	101,847
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2024	50	50,924
New York State Urban Development Corp., Series 2014, Ref. RB(a)(b)	5.00%	03/15/2024	95	96,294
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2029	150	151,887
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	202,501
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	202,485
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	278,653
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	9,967
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	20,208
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	337,808
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	440	450,411
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	150	153,549
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	285	291,744
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	100	102,366
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	1,000	1,023,662
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	200,789
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	55	56,325
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2014 A, RB	5.00%	11/15/2044	1,000	1,005,666
				31,303,700
North Carolina-1.49%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2024	245	247,140
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2024	25	25,324
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	155	155,723
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	$105	$107,817
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2024	50	50,555
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2024	75	76,286
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	10,156
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	100	101,744
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	25,391
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,174
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	101,744
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2024	215	216,853
North Carolina (State of) Turnpike Authority, Series 2020 B, RB(a)	5.00%	02/01/2024	450	454,760
University of North Carolina at Greensboro, Series 2014, RB(a)	4.00%	04/01/2039	60	60,172
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	135	136,709
Wake (County of), NC, Series 2014, GO Bonds	5.00%	09/01/2024	1,000	1,021,910
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2024	60	60,751
				2,863,209
Ohio-1.47%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2024	50	50,815
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2015 A, Ref. RB	5.00%	02/15/2026	55	55,499
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2024	185	186,873
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2027	115	117,831
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	100	101,367
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	30,246
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	200,117
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	102,374
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	100	102,385
Ohio (State of), Series 2014 R, GO Bonds(a)(b)	5.00%	05/01/2024	335	340,142
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,212
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	82,135
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2024	65	65,998
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	40,500
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	207,292
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,019,636
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	20,438
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,130
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	45	46,188
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,169
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	41,056
				2,836,403
Oklahoma-0.48%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,096
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2024	100	101,586
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	780	790,819
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	10,140
				917,641
Oregon-0.96%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	10,170
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	1,015	1,032,223
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	430	437,678
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	25,645
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	25,632
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	20,181
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	35,809
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	30,694
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	195	199,511
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	35,612
				1,853,155
Pennsylvania-3.57%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	60,899
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware (State of) River Port Authority, Series 2013, RB(a)(b)	5.00%	01/01/2024	$1,000	$1,009,484
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	128,004
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	151,969
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	1,000	1,020,708
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	102,228
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2024	90	90,584
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	178,900
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2014 A, RB	4.00%	02/01/2040	1,000	970,982
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	66,300
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	328,932
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB(a)	5.00%	12/01/2039	1,275	1,295,463
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	203,562
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	153,213
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	101,872
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2014 A, RB(a)(b)	4.00%	07/01/2024	1,000	1,007,285
				6,870,385
Rhode Island-0.04%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	76,464
South Carolina-0.23%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB	5.00%	12/01/2024	40	40,346
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	50,625
Piedmont Municipal Power Agency, Series 2017 B, Ref. RB	5.00%	01/01/2024	30	30,221
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	50,967
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	132,387
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,503
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	101,760
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2024	10	10,208
				447,017
South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	5	4,830
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	49,184
				54,014
Tennessee-0.14%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	25,035
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	50,428
Shelby (County of), TN, Series 2012 A, Ref. GO Bonds	5.00%	03/01/2024	80	80,948
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	50	51,216
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	55	56,338
				263,965
Texas-10.83%
Allen Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	136,545
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	254,269
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	35,741
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,127
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2024	1,000	1,018,716
Bexar (County of), TX, Series 2014, Ctfs. of Obligation(a)(b)	5.00%	06/15/2024	1,000	1,017,891
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	86,408
Bexar (County of), TX (Venue), Series 2015, Ref. RB(a)(b)	4.00%	08/15/2024	1,200	1,209,312
Board of Regents of the University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,202
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2024	25	25,512
Board of Regents of the University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	35,716
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2024	$50	$51,024
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	35,716
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2039	65	64,159
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2044	200	195,621
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	511,118
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	5.00%	11/01/2024	425	434,451
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	101,145
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	540	544,623
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	126,133
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,725
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	46,088
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	66,572
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	122,848
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	4.00%	08/15/2024	35	35,272
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	40	40,778
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	40,833
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	125	126,466
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	1,000	1,011,727
Denton Independent School District, Series 2014 A, GO Bonds(a)(b)	5.00%	08/15/2024	100	101,945
Fort Worth Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	25	25,286
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	30,306
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,019,202
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	165	168,280
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2024	960	981,825
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2026	55	55,671
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	35,878
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	56,120
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	45	46,129
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	40	41,003
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2024	1,010	1,022,336
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	1,000	1,005,492
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,042
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	15	15,166
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	106,165
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	50,572
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2024	100	101,173
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	10,040
North Texas Tollway Authority, Series 2014 B, Ref. RB	5.00%	01/01/2031	500	503,830
North Texas Tollway Authority, Series 2014, Ref. RB	5.00%	01/01/2024	500	504,339
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	126,085
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	730	735,454
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	150	151,109
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	15,280
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	136,583
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2024	250	252,653
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2024	165	166,948
San Antonio (City of), TX, Series 2014, RB	5.00%	02/01/2039	600	604,298
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	70,713
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	200	204,070
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2024	150	151,560
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	370	378,072
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,100	1,123,997
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	$1,000	$1,021,815
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	288,851
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	101,351
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	65,878
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	20,278
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	90	90,500
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	90	91,231
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	110	111,504
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	30	30,405
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,234
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2024	30	30,606
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2031	100	101,180
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB	5.00%	04/01/2024	435	441,235
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB(a)(b)	5.00%	04/01/2024	150	152,101
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	76,754
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	20,468
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	35,518
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	225	230,252
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	50,972
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	277,956
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	45,795
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	111,943
				20,835,187
Utah-0.29%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	5.00%	05/15/2045	500	504,113
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	15,280
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	40,682
				560,075
Virginia-0.62%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,233
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	100,057
Virginia (Commonwealth of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	80	80,936
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	190	189,556
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2024	10	10,117
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2024	185	187,164
Virginia (Commonwealth of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	500	510,048
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2024	20	20,406
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	35,595
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	35,484
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,225
				1,189,821
Washington-2.75%
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2024	80	81,476
Energy Northwest (Columbia Generating Station), Series 2014 A, Ref. RB	5.00%	07/01/2024	400	407,380
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2026	1,000	1,017,916
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	152,639
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	152,492
Seattle (Port of), WA, Series 2015 A, RB	5.00%	04/01/2040	500	503,954
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	205,189
Washington (State of), Series 2013 A, GO Bonds(a)(b)	5.00%	08/01/2023	150	150,356
Washington (State of), Series 2013 R-C, Ref. GO Bonds(a)(b)	5.00%	08/08/2023	100	100,266
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2024	30	30,560
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	$200	$202,313
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2031	150	151,656
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2039	100	100,625
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	45,201
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2024	175	178,537
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	20,373
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	190	193,840
Washington (State of), Series 2018 D, RB	5.00%	08/01/2024	1,400	1,428,296
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	151,274
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	24,130
				5,298,473
West Virginia-0.14%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	10,212
West Virginia University, Series 2014 A, RB(a)(b)	5.00%	10/01/2024	250	255,749
				265,961
Wisconsin-1.27%
Wisconsin (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2024	1,000	1,014,444
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	25,626
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	20,154
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	50	51,251
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2024	1,000	1,025,024
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	71,291
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	239,668
				2,447,458
TOTAL INVESTMENTS IN SECURITIES(d)-98.58% (Cost $191,776,859)				189,569,456
OTHER ASSETS LESS LIABILITIES-1.42%				2,728,931
NET ASSETS-100.00%				$192,298,387

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.62%
Alabama-0.46%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$285	$290,612
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	200	208,908
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)(c)	5.00%	09/01/2025	200	208,065
				707,585
Alaska-0.13%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	100	103,432
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	102,913
				206,345
Arizona-1.33%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	100	104,206
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	25	25,205
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(d)	5.00%	07/01/2025	100	103,143
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	200	207,510
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	25,599
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	127,491
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(d)	5.00%	07/01/2040	15	15,317
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	76,184
Phoenix (City of), AZ, Series 2014, Ref. GO Bonds	4.00%	07/01/2025	15	15,115
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	40	41,502
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	110	113,435
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	134,616
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	40	41,502
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	65	67,441
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	40	41,477
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	205	211,830
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	605	621,850
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2025	55	56,617
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2025	25	25,735
				2,055,775
Arkansas-0.02%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,183
California-16.96%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	31,128
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2020 C, Ref. RB	5.00%	10/01/2045	50	51,325
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)(c)	5.00%	02/15/2025	125	128,977
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2025	1,000	1,036,971
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(d)	5.00%	09/01/2049	100	105,536
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	99,909
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,023,629
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	52,049
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	904,688
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	65	64,722
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2030	80	82,586
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	62,598
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	103,235
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	78,223
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	49,665
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	182,189
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	103,393
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	160	165,059
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	372,214
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	156,409
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	207,037
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	225	223,837
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	104,543
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	$55	$57,260
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	750	779,875
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,192,711
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	52,049
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	161,151
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	677,787
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	250	261,134
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	29,415
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,044,537
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	755,993
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	429,004
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,134,678
California (State of) Department of Water Resources, Series 2014 AS, RB	5.00%	12/01/2025	20	20,557
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2025	50	52,416
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	104,643
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	525,125
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	510,214
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(c)	5.00%	08/15/2025	100	104,254
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(c)	3.25%	11/15/2025	40	40,253
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(c)	5.00%	11/15/2025	20	20,963
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(c)	5.00%	11/15/2025	230	241,072
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(c)	5.00%	11/15/2025	500	524,069
California (State of) Infrastructure & Economic Development Bank, Series 2003 A, RB(a)	5.00%	07/01/2025	120	125,295
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(c)	5.00%	02/01/2025	200	206,223
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(c)	5.00%	02/01/2025	60	61,867
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	155,164
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2025	125	130,315
California (State of) Public Works Board (Vaious Capital), Series 2023, Ref. RB	5.00%	12/01/2025	300	313,832
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	105,025
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	157,132
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,039,124
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	684,717
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	51,734
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	203,436
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	100	104,098
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	50	52,169
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	31,118
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	77,406
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	67,178
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	46,518
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	41,233
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,000	1,040,215
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	223,135
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	207,073
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	417,659
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	93,840
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2025	1,020	1,039,801
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	41,658
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	85	88,523
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	50	49,891
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(c)	5.00%	07/01/2025	500	520,622
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	260,054
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	104,620
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	41,291
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	50,769
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	19,655
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(c)	4.13%	11/01/2025	$105	$107,851
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(c)	5.25%	11/01/2025	80	84,254
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	104,289
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	168,286
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	20	20,896
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	10	10,429
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	104,148
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	10	10,425
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	125,023
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	26,071
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	67,847
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2045	75	77,026
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	10	10,425
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	25	26,252
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	259,934
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2036	155	159,923
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	104,063
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	120,037
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	67,967
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	152,744
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(c)	5.00%	01/15/2025	1,100	1,134,168
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	103,926
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB	5.00%	08/01/2025	115	119,833
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	250	233,801
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,004
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	317,425
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	31,222
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2029	40	41,555
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	120	124,742
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2032	60	62,360
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	65	66,856
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	150,355
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2045	25	25,696
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(c)	5.00%	08/01/2025	20	20,879
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(c)	5.00%	08/01/2025	40	41,758
				26,268,942
Colorado-0.83%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,260
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	34,038
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	25	26,211
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	50	52,223
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	26,159
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	328,126
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	83,377
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	200	204,760
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	170,142
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	153,936
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	196,778
				1,286,010
Connecticut-2.38%
Connecticut (State of), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	510,428
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	206,208
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	216,712
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2029	80	83,070
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2033	95	98,358
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2034	250	258,525
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2035	40	41,257
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	51,763
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	140,925
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	$200	$200,193
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2025	75	77,006
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,027,166
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	106,210
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	104,047
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	311,696
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	259,746
				3,693,310
Delaware-0.33%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	205,662
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	308,493
				514,155
District of Columbia-1.23%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2028	10	10,363
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2029	10	10,367
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2030	100	103,705
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2032	1,000	1,036,459
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	51,764
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2036	150	154,528
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	102,649
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,169
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	284,324
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	35	36,083
District of Columbia Water & Sewer Authority, Series 2014 C, Ref. RB	5.00%	10/01/2025	50	51,156
District of Columbia Water & Sewer Authority (Green Bonds), Series 2015 A, RB	5.00%	10/01/2045	60	61,128
				1,907,695
Florida-3.31%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	70	72,414
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	169,650
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	25	25,888
Citizens Property Insurance, Inc., Series 2015 A-1, RB	5.00%	06/01/2025	155	157,901
Florida (State of), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	136,361
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	46,745
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	75	77,908
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	508,371
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	67,334
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	85	88,261
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	57,125
Florida Keys Aqueduct Authority, Series 2021 B, RB	5.00%	09/01/2025	100	104,077
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	48,023
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,398
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	41,600
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	185,705
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	135,389
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	77,488
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	31,023
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	99,332
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(d)	5.00%	06/01/2031	100	102,281
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	46,506
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2025	45	46,308
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	204,844
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	128,004
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	254,974
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	210,711
Miami-Dade (County of), FL, Series 2014 B, Ref. RB	5.00%	10/01/2025	665	676,237
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2032	410	421,287
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2034	10	10,235
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2030	55	56,675
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	$15	$15,266
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	187,674
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(c)	5.00%	08/01/2025	40	41,587
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(c)	5.00%	08/01/2025	35	36,389
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	85	88,459
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	102,975
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	40	41,307
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	226,772
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	67,645
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(c)	5.00%	04/15/2025	15	15,461
				5,122,590
Georgia-3.17%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2025	1,000	1,009,968
Atlanta (City of), GA, Series 2015, Ref. RB(a)(c)	5.00%	05/01/2025	25	25,882
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	36,212
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	724,599
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,688
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	475	485,990
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	62,526
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(c)	5.25%	02/15/2025	100	103,257
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(c)	5.50%	02/15/2025	100	103,667
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	140	142,600
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,300
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	51,949
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	611,143
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	381,549
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	48,490
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	171,269
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	101,072
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	51,725
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	509,246
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	57,369
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	30	31,238
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	177,006
				4,917,745
Hawaii-0.91%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(c)	5.00%	10/01/2025	150	156,481
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	135,557
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	20	20,855
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	51,141
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	260,630
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	203,113
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	114,551
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	78,000
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(c)	5.00%	07/01/2025	15	15,539
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(c)	5.00%	07/01/2025	5	5,180
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	30	31,241
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	50,901
Honolulu (City & County of), HI, Series 2015, Ref. RB	3.50%	07/01/2033	75	75,360
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	200	205,984
				1,404,533
Illinois-5.23%
Bolingbrook (Village of), IL, Series 2014, Ref. GO Bonds, (INS - AGM)(d)	4.00%	01/01/2038	105	105,325
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	$300	$310,388
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	106,645
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	25,551
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	25,586
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	725	742,131
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	240,526
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	138,147
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2025	25	25,611
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,063,531
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	51,754
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	25	25,877
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	105	107,124
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	77,435
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	25	25,776
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	46,398
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,517,814
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	487,541
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	750	764,983
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	38,775
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	90	90,558
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,614
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	234,291
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	15,399
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	100	102,125
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2015 A, RB	5.00%	10/01/2034	250	257,164
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	250,320
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,611
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	232,035
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	45,312
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,155
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,458
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	275,361
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,461
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	46,036
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	120	116,127
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	20,353
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	190	193,414
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	20,336
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(d)	4.00%	03/01/2040	170	162,499
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(d)	5.00%	03/01/2040	30	30,539
				8,106,086
Indiana-1.00%
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2015 A, Ref. RB(a)(c)	4.00%	03/01/2025	80	81,005
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	300	308,644
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	537,205
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	82,946
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	500,100
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	46,790
				1,556,690
Iowa-0.03%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	25	25,867
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	20	20,798
				46,665
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-0.39%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	$25	$25,969
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	88,390
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	57,218
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	150,591
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	200	207,228
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,374
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,848
				600,618
Kentucky-0.61%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2014 A, Ref. RN	5.00%	09/01/2025	100	101,761
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	414,978
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	125	118,977
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(d)	4.00%	09/01/2039	230	219,441
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	86,262
				941,419
Louisiana-1.77%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(c)	5.00%	02/01/2025	335	344,872
Louisiana (State of), Series 2015 A, Ref. RB(a)(c)	4.00%	05/01/2025	1,010	1,024,371
Louisiana (State of), Series 2015 A, Ref. RB(a)(c)	4.50%	05/01/2025	1,160	1,187,183
Louisiana (State of), Series 2015 A, Ref. RB(a)(c)	5.00%	05/01/2025	150	154,896
New Orleans (City of), LA, Series 2015, RB(a)(c)	5.00%	06/01/2025	25	25,907
				2,737,229
Maryland-1.79%
Maryland (State of), First series 2016, GO Bonds	4.00%	06/01/2025	400	402,204
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	489,248
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	380	392,328
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	104,032
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	500	520,802
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	74,321
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	101,168
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	428,418
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	103,816
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	153,678
				2,770,015
Massachusetts-3.51%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	36,400
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,583
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	86,929
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	150	154,770
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	112,528
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	45	46,690
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	51,877
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	146,776
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	240,349
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	215,329
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	560	583,940
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	51,416
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	261,134
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	866,874
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(c)	5.00%	07/01/2025	40	41,518
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	519,287
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, RB	4.00%	05/01/2025	250	254,256
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Geen Bonds), Series 2015, RB	5.00%	07/01/2044	$710	$717,580
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2015, Ref. RB	5.00%	01/01/2035	275	278,179
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	102,298
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(c)	5.00%	08/15/2025	70	72,978
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	30	31,235
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	208,680
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	206,351
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	103,548
				5,432,505
Michigan-2.30%
Mattawan Consolidated School District, Series 2015 I, GO Bonds(a)(c)	5.00%	05/01/2025	1,000	1,034,522
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	513,936
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2028	140	146,469
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2029	25	26,198
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2033	300	311,359
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,488
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	390,611
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,973
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	307,124
Michigan (State of) Finance Authority, Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	51,531
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	101,711
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(d)	5.00%	07/01/2025	60	60,826
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,538
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(c)	5.00%	05/15/2025	55	56,726
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB	5.00%	11/15/2045	45	45,091
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	36,211
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	362,553
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	51,847
				3,563,714
Minnesota-0.61%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	175	183,326
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2025	50	51,338
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	234,264
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	45	46,834
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,198
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	20	20,815
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	67,649
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	309,271
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	30	30,850
				949,545
Mississippi-0.34%
Mississippi (State of), Series 2015 A, GO Bonds(a)(c)	4.00%	10/01/2025	310	315,775
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	104,046
Mississippi (State of), Series 2015 F, GO Bonds(a)(c)	5.00%	11/01/2025	100	104,501
				524,322
Missouri-1.27%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	40	38,607
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	23,848
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	253,526
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,024,744
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	$100	$102,416
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	517,080
				1,960,221
Nebraska-0.94%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,135
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	102,416
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	97,507
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	1,000	1,013,070
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB	5.00%	01/01/2028	75	76,299
University of Nebraska, Series 2015, RB(a)(c)	4.00%	07/01/2025	100	101,796
				1,456,223
Nevada-0.56%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	287,194
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	215,013
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	175,383
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	65	67,332
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	118,818
				863,740
New Jersey-3.45%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,589
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	98,762
New Jersey (State of), Series 2014, GO Bonds(a)(c)	5.00%	06/01/2025	300	310,584
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	420	433,665
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(d)	5.50%	09/01/2025	90	94,119
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(c)	5.00%	06/15/2025	400	414,774
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(c)	5.00%	06/15/2025	50	51,847
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(c)	5.00%	06/15/2025	55	57,031
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	460	473,468
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	206,774
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	274,091
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	102,877
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	135	136,224
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	260	262,103
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	71,916
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2032	1,000	1,027,713
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	1,285	1,305,665
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,137
				5,342,339
New Mexico-0.19%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	57,054
New Mexico (State of), Series 2015, GO Bonds(a)(c)	5.00%	03/01/2025	75	77,373
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)	5.00%	08/01/2025	110	113,665
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	51,806
				299,898
New York-17.84%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	100	103,584
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	217,960
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	359,390
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(d)	5.00%	11/15/2033	70	72,596
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	205,659
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	265	272,109
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	205,659
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	200	205,659
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2027	75	77,321
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2030	70	72,166
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	$25	$25,043
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	60	61,108
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	181,936
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	103,963
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	245	254,596
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	365	378,114
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	102,273
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	710,221
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	432,033
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	10,055
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	73,932
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	181,423
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	207,341
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	114,037
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	518,352
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(c)	5.00%	06/15/2025	20	20,755
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	93,155
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	472,738
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	175,620
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	100	102,769
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,526
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	5.00%	06/15/2046	130	132,498
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	445,054
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	170	178,022
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	425,277
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	311,585
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	87,330
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	206,716
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	190,149
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	410,674
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	330	335,323
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	311,129
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	36,291
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,639
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	205,514
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	205,309
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	626,766
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	362,109
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	517,404
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	50	51,932
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	104,359
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	52,179
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2025	45	46,728
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	187,675
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	155,440
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	77,176
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	206,572
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	03/15/2025	450	465,104
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	103,103
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	87,608
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2033	1,000	1,029,978
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	108,341
New York (State of) Dormitory Authority, Series 2015 B, RB(a)(c)	5.00%	02/15/2025	40	41,273
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	255,190
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	208,273
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2032	1,000	1,029,080
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	624,415
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2033	650	668,466
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	182,043
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2034	435	446,994
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	$40	$41,128
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	1,575	1,604,274
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	154,387
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	205,200
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(c)	4.00%	09/15/2025	150	153,534
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,041,142
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	103,182
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	103,932
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(d)	5.00%	10/01/2025	200	207,955
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	103,244
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(d)	5.00%	10/01/2025	50	51,989
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	203,068
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	45,660
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	336,672
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	108,300
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	113,028
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	205,133
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2032	885	907,575
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	368,156
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	83,815
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	507,281
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	337,675
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,542
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	97,879
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	15	15,345
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	196,127
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	90	93,426
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2025	100	103,244
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(c)	5.00%	09/15/2025	20	20,843
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2028	15	15,553
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	70	72,597
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	155,331
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2025	1,000	1,032,441
New York State Urban Development Corp., Series 2021 A, Ref. RB	5.00%	03/15/2025	65	67,109
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	102,934
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	420,466
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	506,292
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	521,083
				27,629,353
North Carolina-1.18%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	114,243
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	138,367
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	103,164
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	65	68,093
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,749
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	150,201
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	41,381
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	120	124,143
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,936
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	277,624
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	133,633
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	154,288
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(c)	5.00%	10/01/2025	300	312,618
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	$65	$67,127
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	103,147
				1,834,714
Ohio-1.37%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	102,479
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(d)	5.25%	12/01/2025	200	210,464
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	25,622
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	155,632
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	508,407
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	103,245
Ohio (State of), Series 2015 C, GO Bonds(a)(c)	5.00%	05/01/2025	25	25,863
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	154,811
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	270	278,407
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	185,132
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	135	140,645
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	85	88,694
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(c)	5.00%	12/01/2025	140	146,386
				2,125,787
Oklahoma-0.25%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	75,624
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	67,077
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	134,615
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	103,195
				380,511
Oregon-0.41%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,245
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	523,057
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	103,119
				636,421
Pennsylvania-3.45%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	104,430
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(c)	5.00%	04/15/2025	85	87,847
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	614,033
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	290,620
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	100	97,254
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	107,579
Pennsylvania (Commonwealth of), First Series 2015 1, GO Bonds	5.00%	03/15/2031	350	361,293
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	98,049
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	516,220
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	201,360
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	103,156
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	124,775
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	67,309
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	20	20,775
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	46,791
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	35,301
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	101,486
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	102,180
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,171
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	25	25,855
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	51,190
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	66,456
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	$95	$93,552
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,276,453
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	208,466
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	25	25,220
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	50	51,932
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	186,470
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB	5.00%	04/15/2031	75	76,426
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(d)	4.13%	02/01/2036	85	85,706
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(d)	5.00%	08/15/2038	110	112,636
				5,345,991
South Carolina-0.48%
Charleston (City of), SC, Series 2015, RB(a)(c)	5.00%	01/01/2025	200	205,569
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	24,352
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	102,214
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	210,093
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	151,349
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	44,703
				738,280
Tennessee-1.23%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	135,226
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	415,950
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(c)	5.00%	07/01/2025	40	41,518
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	174,919
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,188
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(c)	5.00%	11/01/2025	10	10,415
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(c)	5.00%	11/01/2025	1,000	1,041,457
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	88,866
				1,913,539
Texas-10.33%
Alamo Regional Mobility Authority, Series 2016, RB(a)(c)	5.00%	06/15/2025	1,000	1,035,132
Austin (City of), TX, Series 1998, Ref. RB, (INS - NATL)(d)	5.25%	05/15/2025	490	503,848
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	177,653
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	154,175
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(c)	4.00%	06/15/2025	250	253,647
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(c)	5.00%	07/01/2025	500	518,570
Clint Independent School District, Series 2015, GO Bonds(a)(c)	5.00%	08/15/2025	65	67,357
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	102,183
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	215	216,870
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	75,939
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,015,240
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(c)	5.00%	12/01/2025	150	156,512
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(c)	5.00%	12/01/2025	200	209,172
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	20,612
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	205	211,271
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	95	97,826
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	73,041
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	162,125
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	395,472
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	134,868
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2014 A, RB	5.00%	12/01/2025	25	25,602
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	259,414
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	$200	$208,548
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	119,284
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	108,212
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	229,345
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	230	238,198
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	207,888
North Texas Tollway Authority, Series 2008 I, Ref. RB(a)(b)(c)	6.20%	01/01/2025	100	104,430
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	252,391
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	225	230,431
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	204,631
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2034	355	362,884
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	145	148,124
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2029	60	61,555
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2034	115	117,572
North Texas Tollway Authority, Series 2015 B, Ref. RB	4.00%	01/01/2035	100	100,473
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	156,482
Northwest Independent School District, Series 2015, GO Bonds(a)(c)	5.00%	02/15/2025	65	66,861
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	147,675
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2025	1,000	1,030,758
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2025	1,000	1,028,242
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(c)	5.00%	02/15/2025	450	463,260
Rockwall Independent School District, Series 2016, GO Bonds(a)(c)	5.00%	02/15/2025	175	180,157
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	101,893
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	278,554
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	154,953
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2025	50	51,328
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	182,642
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	135,826
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	200	207,089
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,834
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	118,835
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	590,884
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,042,062
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	316,664
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	505,089
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	117,997
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	102,037
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	129,489
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	139,142
Ysleta Independent School District, Series 2016, GO Bonds(a)(c)	5.00%	08/15/2025	155	161,055
				15,995,303
Utah-0.43%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	332,343
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	06/15/2025	60	62,096
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	06/15/2025	80	82,795
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	06/15/2025	130	134,541
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	25	25,816
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	06/15/2025	15	15,524
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	06/15/2025	20	20,699
				673,814
Vermont-0.01%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,261
Virginia-1.73%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	76,601
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2025	150	154,362
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	148,733
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(c)	5.00%	07/01/2025	500	518,979
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)(c)	5.00%	02/01/2025	40	41,245
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	$215	$221,477
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	39,574
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	130	133,917
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	45	46,765
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,010,664
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	67,538
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,753
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	124,309
				2,674,917
Washington-4.27%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(c)	5.00%	11/01/2025	30	31,315
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(c)	5.00%	11/01/2025	75	78,287
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(c)	5.00%	11/01/2025	75	78,287
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(c)	5.00%	11/01/2025	150	156,574
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(c)	5.00%	11/01/2025	20	20,877
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	100	103,755
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	103,591
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	77,556
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	175,585
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	517,650
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	518,775
King (County of), WA, Series 2015, Ref. GO Bonds(a)(c)	5.00%	01/01/2025	115	118,345
King (County of), WA, Series 2015, Ref. RB(a)(c)	5.00%	01/01/2025	40	41,114
King (County of), WA, Series 2015, Ref. RB(a)(c)	5.00%	01/01/2025	55	56,531
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	75	73,505
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(c)	5.00%	12/01/2025	50	51,975
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	308,497
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,272
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,444
Washington (State of), Series 2014 C, RB	5.00%	07/01/2032	295	303,858
Washington (State of), Series 2014 D, Ref. GO Bonds	5.00%	07/01/2032	345	355,360
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	46,295
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,300
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	128,793
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	208,235
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,036,491
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,418
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	865	890,974
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	144,248
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2032	200	206,006
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	205,974
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	259,814
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	106,055
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,621
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	36,004
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,673
				6,613,054
Wisconsin-0.59%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	175	181,207
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2025	30	30,996
Wisconsin (State of), Series 2017 A, GO Bonds(a)(c)	5.00%	05/01/2025	115	118,970
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	$250	$258,866
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2025	45	46,511
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	36,279
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	51,826
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	192,715
				917,370
TOTAL INVESTMENTS IN SECURITIES(e)-98.62% (Cost $155,862,828)				152,760,412
OTHER ASSETS LESS LIABILITIES-1.38%				2,134,551
NET ASSETS-100.00%				$154,894,963

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.48%
Alabama-0.72%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	$120	$127,425
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	200	212,374
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	21,269
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	50	53,327
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	152,362
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	63,511
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	18,312
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	128,577
				777,157
Alaska-0.14%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	150	154,041
Arizona-1.10%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	104,868
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	137,422
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	204,958
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	31,315
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	31,640
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	84,664
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	63,350
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	21,033
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	25	26,405
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	52,855
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	50	52,719
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	80	84,134
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	26,247
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	74,144
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	73,334
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	115,322
				1,184,410
California-17.56%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	100,311
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,513
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	21,134
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	26,689
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	3,963
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	747,282
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	400	410,882
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	446,914
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	191,534
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	106,408
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	753,839
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	510,879
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	235	250,714
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	150	159,394
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	529,624
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	105,302
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	210	223,650
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	15,834
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	364,126
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	158,890
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	79,875
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	98,828
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	427,505
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	21,123
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	$100	$106,580
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	26,605
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	210	223,152
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	53,066
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2028	75	80,882
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2029	10	10,765
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2026	175	187,817
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	21,140
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	51,468
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	47,088
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	100,774
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	70	70,937
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	205	216,570
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	170	170,519
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	152,926
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	105	105,652
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,297
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	22,350
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	42,650
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,441
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	10	10,689
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	170,052
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2027	110	116,819
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2029	50	53,160
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	100,938
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2031	25	26,519
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	58,864
California (State of) Municipal Finance Authority (Humangood Obligation Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	203,265
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	198,918
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	36,229
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	31,920
California (State of) Public Works Board (Vaious Capital), Series 2016, Ref. RB	5.00%	11/01/2029	70	74,993
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	26,647
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	225,361
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	58,776
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	56,314
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	5.00%	02/15/2026	25	26,413
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2041	60	58,268
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	55	58,351
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	20	21,313
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	30	31,931
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	10	10,188
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	45	47,424
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	104,489
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	416,265
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	165	168,937
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	$175	$182,552
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	100	103,929
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	125	130,950
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	10	10,667
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	20	20,780
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	100,124
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	43,376
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	263,110
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	26,129
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	31,563
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	127,118
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	51,973
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	103,507
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,799
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	15	15,814
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,543
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	25	26,435
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	26,418
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	228,643
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	265,458
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	50	53,173
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	85	90,891
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	40	42,718
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	55	58,630
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	37,449
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,635
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	26,532
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	53,158
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	53,158
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	35	37,113
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2034	70	72,265
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	60	64,122
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	399,253
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	500	526,866
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	159,473
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	104,425
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	10	10,359
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	269,269
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	195	209,397
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	102,378
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	47,836
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	20,004
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	195,666
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,295
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	26,581
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	139,386
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	50	52,159
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	30	31,038
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	133,453
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2026	75	78,481
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	122,352
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	154,989
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	30	32,096
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	63,660
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	130,835
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	119,203
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	10	10,666
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	106,956
San Diego Unified School District, Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	35	37,830
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	20,628
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	$105	$112,408
San Diego Unified School District, Series 2016, Ref. GO Bonds	4.00%	07/01/2033	35	36,065
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	102,959
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	35	37,044
San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	155,317
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2031	400	430,157
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	295	317,101
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	154,107
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	30	31,830
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	50	53,628
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	106,363
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	20	20,626
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	450,771
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	71,262
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	138,706
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	26,040
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	212,389
University of California (Limited ), Series 2015 I, Ref. RB	5.00%	05/15/2026	45	46,747
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	127,356
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	55	55,769
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	311,300
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	18,963
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	105,665
				18,858,774
Colorado-2.03%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	125	133,338
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	100	106,513
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	158,942
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	20	21,368
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	25	26,541
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	40	42,495
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	98,972
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	196,446
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	31,956
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	165,080
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	32,023
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	58,219
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	132,573
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,601
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	222,886
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	75	76,633
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	112,076
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	35	37,191
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	93,873
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	105,141
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	42,771
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	111,476
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	58,159
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	103,951
				2,179,224
Connecticut-1.97%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,307
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	375	391,408
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	150	159,185
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2029	25	26,521
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2016 A, RB	4.00%	09/01/2035	$25	$25,290
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	200	212,622
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	58,467
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	105,529
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	175	185,583
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	35	36,810
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	167,425
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	500	530,236
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	100	105,915
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	100	101,700
				2,116,998
District of Columbia-2.24%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	135	142,356
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2031	30	31,617
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	184,176
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	500	516,091
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2033	10	10,602
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2034	275	291,092
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	635	666,792
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,556
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	85	90,292
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,734
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	15,717
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2032	55	57,569
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	260,232
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	106,238
				2,404,064
Florida-3.64%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	129,005
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	15	15,793
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	50	50,851
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	200	207,773
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	100,778
Florida (State of), Series 2015 E, Ref. GO Bonds	5.00%	06/01/2026	50	52,020
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	21,214
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	206,544
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	105,589
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	149,174
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	84,704
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	78,948
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	41,990
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	35	36,595
Hillsborough (County of), FL School Board (Master Lease Program), Series 2015 A, Ref. COP	5.00%	07/01/2026	120	123,577
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2026	15	15,335
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	25	25,911
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	103,590
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	31,586
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	40	42,115
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	68,417
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	35	36,777
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	205,110
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	200	207,648
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	129,747
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,306
Orange (County of), FL Convention Center, Series 2016 A, RB	4.00%	10/01/2036	100	98,343
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	200,433
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	165	172,770
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	10,350
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	$10	$10,344
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	52,756
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	20,991
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	614,270
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	206,037
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,464
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	26,257
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	26,278
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	20,895
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	103,655
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	53,087
				3,908,027
Georgia-1.79%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	120	127,915
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,493
Georgia (State of), Series 2013 D, GO Bonds	5.00%	02/01/2026	90	90,127
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	70	74,958
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	195	205,096
Georgia (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	212,266
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	103,247
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2026	30	31,840
Georgia (State of) Municipal Electric Authority (No. 1), Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,964
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	70	73,917
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	30	31,877
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	40	42,440
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	25	25,664
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2029	50	51,269
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	175,072
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	75	79,509
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	25	26,599
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	75	79,719
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	37,170
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	52,983
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	35	37,044
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	60,433
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	103,634
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	65	68,646
				1,918,882
Hawaii-0.79%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	67,779
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	75	77,065
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	79,630
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	85	89,778
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	90,497
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	125	127,782
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	106,467
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	90	95,511
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	47,269
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	63,025
				844,803
Illinois-4.90%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	175	182,628
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,892
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2026	90	92,132
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,856
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	83,712
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	10	10,422
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	62,516
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	$220	$228,615
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	51,647
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	102,699
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2026	55	57,355
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	75	79,849
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	190	200,924
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	254,012
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	142,149
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	41,998
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	104,996
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	20	20,993
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	45	46,425
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	100	103,024
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	25	25,922
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	485	501,277
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	419,929
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	150	156,155
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	224,162
Illinois (State of) Finance Authority (Carle Foundation), Series 2016 A, Ref. RB	5.00%	02/15/2045	350	355,913
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	120	122,616
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Convention), Series 1996, RB(a)	7.00%	07/01/2026	50	52,578
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	55	57,710
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	56,976
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	120	123,521
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	60	61,387
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	177,238
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	130	135,196
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	150	155,100
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	167,174
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	105	109,708
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	78,378
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	144,585
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	36,270
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	30	31,089
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2026	60	61,048
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,242
				5,257,018
Indiana-1.88%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	261,290
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	524,446
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	629,351
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	26,406
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	577,933
				2,019,426
Iowa-0.13%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	47,731
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	93,723
				141,454
Kansas-0.21%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	153,510
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	65	70,020
				223,530
Kentucky-0.42%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	235	248,207
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	$50	$52,389
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	20	21,015
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	20,778
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2030	100	103,937
				446,326
Louisiana-0.38%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	211,767
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	40	42,437
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	157,602
				411,806
Maine-0.05%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2026	50	53,078
Maryland-1.91%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	47,323
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	25	26,549
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	180,430
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	42,478
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	69,026
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	105,346
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	111,504
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	159,291
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	36,262
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	175,401
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	266,961
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	500	527,330
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	37,083
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	106,565
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	60	64,052
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	74,268
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	19,827
				2,049,696
Massachusetts-4.33%
Massachusetts (Commonwealth of), Series 2016 A, RB	5.00%	06/01/2041	30	31,185
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	10	10,584
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	40	42,254
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	52,794
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	90,033
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	15	15,367
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	63,232
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	104,632
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	110	114,517
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	158,045
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	30	30,732
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	85	86,452
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	10	10,547
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	75	78,556
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	26,480
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	255,968
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	21,184
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	75	79,712
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	120,535
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	211,104
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	106,042
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2026	20	21,264
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	179,589
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	$250	$254,473
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	222,561
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,477
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2031	30	31,931
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	300	319,121
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	320,558
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	263,933
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	206,271
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	51,320
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2017 A, Ref. RB	5.00%	06/15/2026	125	129,579
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	15	15,869
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	10	10,538
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	41,546
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	203,391
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	262,792
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2018, Ref. RB	5.00%	01/01/2026	65	68,178
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	73,245
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	155	165,036
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2028	10	10,611
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	4.00%	08/01/2036	75	75,724
				4,647,962
Michigan-2.76%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	195,908
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	159,318
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	527,369
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	20	20,855
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	75	78,696
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	50	52,805
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	121,117
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	21,214
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	42,463
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	35	37,133
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	154,609
Michigan (State of) Finance Authority, Series 2016 B, Ref. RB	5.00%	10/01/2026	500	532,008
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	512,660
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	151,006
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,785
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	19,334
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	131,983
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	79,190
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	79,064
				2,962,517
Minnesota-0.83%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	26,071
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	532,827
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	90,580
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	105,366
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	85,358
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	51,420
				891,622
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.48%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	$80	$85,528
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	125	133,191
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	100,095
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	201,482
				520,296
Missouri-0.70%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	34,852
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	42,163
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	58,377
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,557
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	50	52,253
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	35	36,525
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	190	201,093
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	20	21,351
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	25	25,445
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	50	51,095
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	95	96,356
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	80	81,328
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	35	36,739
				753,134
Nebraska-0.28%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	60	62,996
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	239,751
				302,747
Nevada-0.94%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	150	159,729
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	40	42,248
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	254,441
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	26,062
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	99,830
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	207,009
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	41,230
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2026	25	25,874
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	94,772
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	50	52,798
				1,003,993
New Jersey-3.62%
Atlantic (County of), NJ Improvement Authority (The) (Stockton University), Series 2016 A, RB, (INS - AGM)(c)	3.25%	07/01/2041	95	81,740
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	143,075
Essex (County of), NJ Improvement Authority (City of Newark), Series 2019, RB	4.00%	11/01/2049	150	144,547
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2026	30	31,047
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	150	157,778
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB(a)(b)	5.00%	06/15/2025	555	575,498
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	350	380,279
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	210,248
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	151,388
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	287,212
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	65	68,991
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	10	10,620
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	35	37,046
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	$125	$130,687
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	300	313,363
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	200	208,580
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	510	537,261
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	172,367
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	250,607
				3,892,334
New Mexico-0.24%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	252,425
New York-15.55%
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	99,190
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	161,359
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,443
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	21,164
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	85	89,455
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	167,975
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	517,132
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	372,837
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	60	62,151
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	65	69,516
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,922
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	765,566
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	77,577
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	166,548
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	300	312,277
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2026	65	67,012
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,554
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	103,398
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	47,606
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	46,776
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	47,848
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	135	141,260
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	392,844
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	104,706
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	68,025
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	57,531
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	26,144
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	137,528
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	26,424
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	52,818
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	84,632
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	80	84,632
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	157,361
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,579
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	555	573,129
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	21,115
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	47,522
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	25,407
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	195	202,129
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	90	95,378
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	433,941
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	100	104,227
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	36,318
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,500
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	40	41,908
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	104,231
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	200	206,531
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	$15	$15,422
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	104,896
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	31,966
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	240	255,727
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	31,475
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	264,709
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	235	248,680
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	211,519
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	256,594
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	366,746
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	193,128
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	195	202,556
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	41,447
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	258,720
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	141,424
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,766
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	30	31,016
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	235	242,931
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2026	350	364,400
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2029	50	52,905
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	100	105,790
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	42,223
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	305	322,563
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	217,009
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	36,667
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2028	50	52,889
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	104,763
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,559
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	36,800
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	15	15,714
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	146,641
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	63,587
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	36,923
New York (State of) Dormitory Authority, Series 2018, RB	5.00%	10/01/2030	155	164,013
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	132,472
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,824
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,275
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	341,744
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	282,611
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB	5.00%	03/15/2028	225	238,389
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	350	367,561
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	150	156,408
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	140	145,276
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	21,233
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	265	269,960
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	203,108
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	26,479
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	158,561
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	150	158,561
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	153,843
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	237,306
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2028	35	36,977
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2029	55	58,106
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2030	$30	$31,694
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	609,325
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2026	50	52,536
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	95	99,923
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2029	30	31,522
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	141,480
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	224,735
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	40,466
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	21,015
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	75	78,804
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	522,728
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	500	512,257
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	104,745
				16,695,218
North Carolina-1.43%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	50	53,507
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	47,576
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	31,696
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	90,032
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	40	42,186
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	325	344,239
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	30	31,640
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	68,278
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	15,975
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	57,718
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	26,646
North Carolina (State of) Medical Care Commission ((Deerfield Episcopal Retirement Community)), Series 2016, Ref. RB	5.00%	11/01/2037	150	152,956
North Carolina (State of) Municipal Power Agency No. 1, Series 2016 A, Ref. RB	5.00%	01/01/2028	100	104,300
North Carolina (State of) Municipal Power Agency No. 1, Series 2016 A, Ref. RB	5.00%	01/01/2029	50	52,124
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	125	130,542
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	36,272
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	252,340
				1,538,027
Ohio-2.01%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	152,323
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	101,517
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	25	26,917
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	105,625
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	26,318
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	15	15,782
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2026	200	203,327
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	142,871
Columbus City School District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	105,068
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	26,582
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	37,155
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	95	101,077
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	45,763
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	51,652
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	73,746
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	15	15,955
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,305
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	89,134
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	130,883
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,732
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	31,373
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	40	41,865
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	$30	$31,650
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	40	42,295
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	339,917
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	42,297
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	25	26,710
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	128,204
				2,157,043
Oklahoma-1.05%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	52,665
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,498
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	15,944
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	47,633
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	609,562
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	196,089
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	170	174,395
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,931
				1,132,717
Oregon-0.40%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	40	42,271
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	31,691
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	101,627
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	165,888
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	26,404
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	61,721
				429,602
Pennsylvania-4.05%
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	104,585
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	25	25,856
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	143,824
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	52,779
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	85,982
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	67,276
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,016
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	36,062
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	314,903
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	203,516
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	135,961
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	31,588
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	513,514
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	318,335
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	66,766
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	513,133
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	110	117,224
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	37,347
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	243,370
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	140	145,847
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	46,667
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	25	25,808
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	61,467
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	100	101,563
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	41,585
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	106,082
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	385	389,568
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	200	207,410
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	$145	$152,993
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2026	45	47,584
				4,348,611
Rhode Island-0.17%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,772
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	40,953
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	52,631
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	40	41,798
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,622
				181,776
South Carolina-0.70%
Horry County School District, Series 2015 A, Ref. GO Bonds	5.00%	03/01/2026	110	113,484
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016, RB	5.25%	08/15/2046	65	66,290
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	233,276
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	155,333
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	149,641
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	17,795
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	15	15,916
				751,735
Tennessee-0.94%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	47,212
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	103,749
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	52,407
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	105,981
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	21,008
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	225	228,230
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, RB	5.00%	07/01/2040	200	204,257
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	106,360
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	37,329
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,530
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	77,026
				1,014,089
Texas-8.53%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	154,944
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	41,058
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	63,452
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	232,657
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	142,969
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	132,340
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	37,066
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	104,896
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	166,291
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	523,551
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	47,481
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	100,835
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	31,255
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	172,144
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	103,156
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	150	156,523
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	78,711
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2026	155	161,555
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	$30	$31,752
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	60	63,448
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	98,839
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	30	31,826
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	132,458
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	306,132
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2032	45	47,948
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	209,815
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	26,550
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	63,281
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,974
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	145	152,214
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	185	194,008
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	55,955
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	115,443
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,131
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	26,026
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	157,811
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/02/2046	100	68,500
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/03/2051	200	137,000
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	31,555
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2026	30	30,701
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	157,035
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	104,749
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	80	83,721
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	125,582
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	664,032
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	37,254
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	89,432
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	50	50,518
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	73,294
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	210	219,883
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	30	30,493
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	21,143
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	25	26,177
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	132,292
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	15,825
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	21,092
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	100	105,313
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	141,663
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	35	36,720
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	250	256,307
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	210,448
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	258,933
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	147,275
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	31,146
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	90,275
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	400	404,646
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	102,444
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	30,751
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	$500	$528,797
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	78,513
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	411,729
				9,165,733
Utah-0.34%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	73,559
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	160	168,990
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	125	124,658
				367,207
Vermont-0.08%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	82,711
Virginia-2.30%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	259,028
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	105,280
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	97,716
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	126,791
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	20	21,135
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2021 A, RB(a)	5.00%	07/01/2026	545	576,774
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	106,163
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	25	26,541
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,616
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	42,465
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	21,000
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2028	40	41,774
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2030	20	20,918
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	151,377
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,946
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	210	215,934
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	85	89,989
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	68,960
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	73,606
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	36,803
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	31,812
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	84,397
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	236,536
				2,471,561
Washington-3.55%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	152,574
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	10	10,665
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	21,154
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	52,915
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,577
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	312,021
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	600	607,518
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	105,739
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	50	51,324
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2032	125	128,116
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	40	41,580
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	26,522
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	40	42,395
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	$20	$19,799
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	15,995
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	50	53,232
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	110,064
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	30	31,745
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,698
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	73,404
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	36,402
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	209,718
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	168,819
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	261,463
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	41,875
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,567
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	10,459
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	42,205
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	57,508
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	104,535
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	50	52,725
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	30	31,360
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	94,494
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2028	385	407,532
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2030	25	26,378
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2032	280	295,261
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,691
				3,810,029
Wisconsin-1.34%
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2026	40	42,198
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	211,427
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	63,279
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	132,047
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	72,457
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	21,124
Wisconsin (State of) Department of Transportation, Series 2017, Ref. RB	5.00%	07/01/2026	85	89,776
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,014
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	25	25,365
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	200	201,693
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	101,194
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	358,121
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,250
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	65,876
				1,439,821
TOTAL INVESTMENTS IN SECURITIES(e)-98.48% (Cost $108,075,196)				105,761,624
OTHER ASSETS LESS LIABILITIES-1.52%				1,637,671
NET ASSETS-100.00%				$107,399,295

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $205,500, which represented less than 1% of the Fund’s Net Assets.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.18%
Alabama-0.99%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$25	$26,532
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	81,475
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	27,158
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	50	54,317
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	60	65,260
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	80,323
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	65	69,613
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	157,740
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	269,966
				832,384
Arizona-1.67%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	108,617
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	106,580
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	80	84,364
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	105	110,431
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	170	178,368
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	10	10,797
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	175	186,998
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	42,211
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	315	337,688
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	95,945
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	148,029
				1,410,028
California-17.75%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	210,743
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	35	37,949
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,634
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	26,964
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	125	129,812
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	155	160,357
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	275	281,402
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	140	148,290
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	15,952
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	86,805
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	245	267,077
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	656,422
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	54,493
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	65	70,336
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	210	226,509
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	415	447,919
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	180	195,893
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	365,382
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	81,770
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	271,585
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	290	316,755
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	25	26,983
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	90	95,788
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	45	47,856
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2030	150	165,591
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	15	16,417
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	50	55,154
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	257,982
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	600	600,443
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	$135	$147,656
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	50	54,499
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	50	54,344
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	40	42,986
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	49,354
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	100	107,465
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	264,180
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	205,690
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	15	16,154
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	60	64,206
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	30	31,945
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2017, RB	5.00%	10/01/2027	30	32,507
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2017, RB	5.00%	10/01/2029	10	10,890
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	100	102,043
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	152,653
California (State of) Public Works Board (Vaious Capital), Series 2019 C, RB	5.00%	11/01/2027	10	10,885
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	42,764
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	40	43,482
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	15	16,247
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	150	162,335
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	65	70,042
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	58,573
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	110	116,274
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	281,803
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	16,389
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	70,315
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	65,146
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	27,326
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	49,159
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	163,764
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	100	105,817
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	188,667
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	89,313
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	106,963
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds(d)	7.00%	08/01/2034	60	70,687
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	54,848
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	108,810
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	32,480
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	150	158,025
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	210,019
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	315,889
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	159,458
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	35	37,746
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	80,905
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	26,869
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	108,692
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	47,037
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	210	224,852
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	212,487
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	189,862
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	10,869
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	35	38,244
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,435
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	298,030
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	174,229
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	55	59,891
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	50	54,447
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	43,705
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	10	10,869
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	159,315
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	$15	$16,497
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	27,473
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	75	82,183
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	214,195
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	45	49,082
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	25	26,225
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	35	32,148
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	47,869
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	215	210,146
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	519,983
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	48,246
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	44,031
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2033	20	21,916
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	95	103,856
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	196,266
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,585
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,458
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	250	256,506
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	95,477
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,415
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	86,932
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	100,150
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	285	310,644
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,700
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2027	40	43,008
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	136,129
University of California, Series 2017 AV, RB	5.00%	05/15/2042	350	370,817
University of California, Series 2017 AV, RB	5.25%	05/15/2042	30	32,105
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	92,590
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	30	32,632
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	5	5,426
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	368,447
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	104,941
				14,978,877
Colorado-1.07%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	226,007
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	94,550
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	105,051
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	45	48,853
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	5.00%	11/01/2034	100	107,734
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	43,403
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	104,262
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2042	105	108,270
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	30,590
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	32,371
				901,091
Connecticut-1.50%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	26,537
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	73,831
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	95	101,027
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	30,241
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	16,031
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	130	141,036
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	21,511
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	40	43,472
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	20	20,653
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	108,222
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2022 F, Ref. GO Bonds	5.00%	11/15/2027	$75	$81,448
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	30	32,509
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	48,708
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	25	27,019
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	175	181,598
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	140	151,830
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	50	53,263
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	106,489
				1,265,425
Delaware-0.05%
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	43,268
District of Columbia-2.33%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	538,128
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	80	86,032
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	160,988
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	180	190,585
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	304,546
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	10	10,616
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	15	16,193
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	20	21,545
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	636,342
				1,964,975
Florida-3.19%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	60	64,661
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,508
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	150	157,225
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2027	10	10,773
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	296,730
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	105,193
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	42,392
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	47,339
Florida (State of), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	207,980
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	50	54,165
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	75	80,986
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	50	54,116
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	150	161,699
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	110	118,449
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,985
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	32,344
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	48,687
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	53,675
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	325,941
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	20	21,672
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	26,077
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	212,761
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	70	74,212
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	30	31,809
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	314,995
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	113,172
				2,688,546
Georgia-2.21%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	80	84,638
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2027	45	50,335
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	40	43,403
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	90	97,993
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2033	40	43,243
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	$55	$57,980
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	32,199
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	204,188
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	390	418,096
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	579,275
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,739
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	134,232
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	31,635
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	37,656
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	40	43,425
				1,869,037
Hawaii-0.79%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	247,277
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	37,685
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	175	181,300
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	5	5,341
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	54,308
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	20	21,588
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	110	117,940
				665,439
Idaho-0.09%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	75,217
Illinois-6.87%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	212,100
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	637,923
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	157,938
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,675
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	90	95,434
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	5	5,279
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	270	282,956
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	100	103,239
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	115	117,993
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	326,859
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	205	206,874
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	110	110,494
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	50	52,807
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	36,966
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	106,578
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	85	90,591
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	20	21,434
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	105,424
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	52,922
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	365	388,385
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	501,534
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	45	47,508
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	120	127,274
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	31,753
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	552,257
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	157,022
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	149,837
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	102,301
Illinois (State of) Finance Authority (Edward Elmhurst Obligated Group), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	45	46,442
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	85	90,585
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	01/01/2030	20	21,524
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2031	30	32,288
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2033	25	26,765
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2034	225	240,161
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2036	$75	$79,629
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	26,064
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	143,870
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	45	47,577
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2040	200	196,477
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	35	36,826
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	10	10,257
				5,795,822
Indiana-0.39%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	176,233
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	84,756
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	25	26,767
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	42,339
				330,095
Iowa-0.19%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	73,609
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	80	87,095
				160,704
Kansas-0.31%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,276
University of Kansas Hospital Authority, Series 2017 A, Ref. RB	5.00%	03/01/2047	250	255,648
				265,924
Kentucky-0.49%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	150,735
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	115	108,235
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	60	63,571
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,732
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	70	73,512
				411,785
Louisiana-1.15%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	51,957
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	26,917
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	106,163
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	130,457
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2030	135	146,682
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2040	20	21,029
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	100	108,676
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	150	152,553
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	70	71,039
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(c)	5.00%	12/01/2041	150	159,682
				975,155
Maryland-2.09%
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	10	10,730
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	21,672
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	16,124
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	27,090
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	145	156,663
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	16,331
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	113,600
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	90	96,742
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	395	428,017
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	135,428
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	$20	$21,682
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	41,469
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	157,371
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	74,658
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	112,575
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	25	27,235
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	200	208,840
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	100	99,279
				1,765,506
Massachusetts-3.04%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	50	54,004
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,817
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,610
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	20	21,220
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	324,507
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	204,786
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	208,627
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	90	94,920
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	43,498
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	45	48,676
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	76,248
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	43,576
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	211,422
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	31,580
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	42,051
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	221,746
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	70	74,919
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	161,679
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	30	32,565
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	78,736
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	485,826
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	30	32,741
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(c)	5.25%	08/01/2027	25	27,375
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,583
				2,563,712
Michigan-1.22%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	25	26,488
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	169,536
Macomb (County of), MI Interceptor Drain District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	189,592
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	30	32,762
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	125	134,457
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	131,008
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	145	153,486
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	65	65,231
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	85	90,998
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	30	32,301
				1,025,859
Minnesota-0.69%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	31,887
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	20	21,258
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	76,210
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	54,436
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	15	16,272
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	320,021
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	10,868
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	20	21,735
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	$15	$16,353
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,899
				579,939
Mississippi-0.35%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	10,832
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	174,127
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	20	21,766
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	10	10,883
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	50	54,415
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	25	27,072
				299,095
Missouri-0.39%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,955
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	25	27,080
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	212,310
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	60	65,324
				325,669
Nebraska-0.35%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	72,056
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	81,313
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	26,248
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	110	118,026
				297,643
Nevada-0.71%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	101,565
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	50	53,176
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	95	101,618
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	26,892
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	49,849
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	64,671
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	198,535
				596,306
New Jersey-3.59%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	105,064
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	232,924
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	264,215
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	275	279,664
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	106,797
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	105,155
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	20	21,081
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	60	65,070
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	205,310
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	108,662
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	81,535
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	15	16,286
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	124,826
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	48,898
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	27,155
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	21,714
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,854
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	15	16,242
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,778
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	24,344
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,080
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	$210	$221,066
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	33,391
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	189,473
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	102,593
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	145	151,432
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	60	64,216
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	35	37,320
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	53,299
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	10	10,643
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	65	69,162
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	53,178
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	15	15,937
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	25	26,686
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	100,764
				3,025,814
New Mexico-0.16%
New Mexico (State of), Series 2017 A, GO Bonds	5.00%	03/01/2027	25	26,832
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	21,559
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	86,215
				134,606
New York-18.34%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	47,288
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	150	156,226
Build NYC Resource Corp. (Manhattan College), Series 2017, Ref. RB	5.00%	08/01/2047	235	239,238
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	102,409
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	205	217,569
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	127,107
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	100	105,660
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	209,430
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	469,104
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	263,775
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	104,312
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	215,754
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	250	264,181
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	52,623
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	315,262
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	105,305
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	75,894
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	100	105,115
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	37,016
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	150,846
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	143,344
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	132,078
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	42,801
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	250	266,223
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	323,242
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	480,832
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	442,636
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	100	107,935
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	140	149,106
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	16,327
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	151,854
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	213,654
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	265	287,121
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	26,816
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	$150	$160,103
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	266,555
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	266,312
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	625	661,222
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	130	140,730
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	280	302,657
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	37,472
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	125	134,005
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	37,668
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	21,421
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	42,434
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	200	210,714
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	210	226,059
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	107,095
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	100	108,280
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	100	108,464
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2027	75	81,348
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	36,032
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2029	40	42,890
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	15	16,095
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	30	31,943
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	30	31,637
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,862
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	126,306
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2029	125	133,908
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	310	332,142
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	02/15/2035	130	132,823
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	45	48,734
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	90	97,430
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	138,923
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	37,391
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	15	16,127
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	236,235
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	208,524
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	54,033
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	40	42,960
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	158,784
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	245	258,847
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	400	390,756
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	43,268
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	34,731
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,585
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	115	120,554
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	631,842
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	32,559
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	280,339
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	37,950
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	175	189,123
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	80	86,096
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	5	5,305
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	25	27,107
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	214,456
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	175	187,563
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	$20	$21,426
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	230	247,977
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	191,029
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2029	35	37,503
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	90	94,139
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,715
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	10,418
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	58,958
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	75	80,407
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	215	230,295
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	215	230,098
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	175	187,174
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	60	64,145
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	175	184,746
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	105	114,154
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	10	10,571
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	20	21,754
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	15	16,362
				15,474,353
North Carolina-0.70%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	74,509
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	41,562
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	84,855
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	50	53,835
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	32,362
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	91,951
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2027	70	75,370
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2027	25	26,918
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	45	48,452
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,910
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	15	15,809
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	21,458
				587,991
Ohio-2.51%
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2027	30	31,142
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	80	85,924
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	489,808
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	214,332
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	137,692
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	21,652
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	35	38,025
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	110	119,195
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	10,779
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	70	75,504
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	48,348
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	25	27,007
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	43,192
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	65	70,939
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	30	32,465
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2029	10	10,810
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	21,628
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	25	26,985
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	32,394
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	247,780
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	35	38,121
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	290,685
				2,114,407
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.36%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	$25	$25,507
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	31,837
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	20	21,293
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	70	71,972
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	53,233
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	102,452
				306,294
Oregon-1.07%
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	20	21,559
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	16,074
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	75,151
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	107,123
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	43,167
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	52,015
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	40	42,842
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	130	139,140
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	104,035
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	103,005
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	32,362
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)(d)	5.00%	06/15/2036	155	162,915
				899,388
Pennsylvania-5.21%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2027	100	108,359
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2029	15	16,209
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,761
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	100	106,596
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	27,563
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	20	20,869
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	50	53,832
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	70	74,638
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	281,239
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	20,977
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	91,491
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	50	50,694
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	42,393
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	103,650
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	272,112
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	105,983
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	90	97,105
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	30	32,509
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	195,029
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	25	27,105
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	40	42,946
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB(d)	6.00%	12/01/2030	85	95,807
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,962
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,756
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	206,426
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	155	162,999
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	172,630
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2033	300	320,171
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2034	35	37,319
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2035	$280	$297,079
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	10	10,842
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	135	144,839
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	224,604
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	30	30,895
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	85	87,974
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	52,145
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	50	53,579
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	106,229
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	125	134,510
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	50,890
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	210	211,945
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	102,394
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,956
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	25	26,160
				4,399,171
Rhode Island-0.23%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	104,642
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	60	65,632
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	25,320
				195,594
South Carolina-0.58%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,193
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	370,529
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	52,907
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	52,789
				486,418
South Dakota-0.29%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	28,314
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	219,814
				248,128
Tennessee-1.06%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	162,515
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	95,071
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	480,943
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	51,747
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	30	32,391
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	25	27,235
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	45	44,805
				894,707
Texas-7.07%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2027	150	160,411
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	15	16,252
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	60	63,175
Bexar (County of), TX, Series 2018, Ctfs. Of Obligation	5.00%	06/15/2042	100	105,447
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligation	5.00%	02/15/2048	75	76,953
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	108,078
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	100	106,470
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	37,827
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	78,112
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	$100	$104,949
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	158,009
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	106,446
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	48,678
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	134,997
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	270,092
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	185,416
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	100	107,214
Harris County Cultural Education Facilities Finance Corp. (Teco), Series 2017, Ref. RB	5.00%	11/15/2031	40	43,130
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	120,614
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	69,043
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	123,566
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	54,038
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	88,981
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	65	69,364
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	75	77,489
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	103,683
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	118,178
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	85	86,154
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	30	31,823
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	185,515
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	405	409,834
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	32,373
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	322,144
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	145,759
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	260,597
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	160,227
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	315,634
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	70,662
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	114,044
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	86,645
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	190,073
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	26,498
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	26,845
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,413
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,611
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	99,593
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	200,505
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	120	125,947
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	108,117
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	30	32,410
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	26,960
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	125	133,896
				5,969,891
Utah-0.45%
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	80	86,458
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	75	80,587
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	162,555
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(c)	5.25%	06/15/2027	50	53,992
				383,592
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.90%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	$30	$32,054
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	91,681
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	47,030
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	382,822
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	52,431
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	116,631
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	105	112,915
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2017, Ref. RB	5.00%	02/01/2027	15	16,131
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	80,653
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	15	16,023
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	20	21,371
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	60	64,523
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	65,178
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	48,706
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	30	32,305
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	25	27,172
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	70	76,015
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,784
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	152,899
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	139,497
				1,601,821
Washington-3.22%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	40	42,713
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	38,083
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	95	102,305
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	102,570
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	37,789
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	30	32,530
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	60	64,903
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	40	41,475
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	103,332
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	106,670
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	70	73,158
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	105,771
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2032	50	53,757
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	55	59,383
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	62,699
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	206,110
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	43,083
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	157,421
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	21,672
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	235	253,684
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	150	161,195
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	64,199
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	10	10,693
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	26,722
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	83,811
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	167,063
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	$30	$32,349
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	10,836
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	70	75,452
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	100	107,213
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	25	27,090
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	25	26,803
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2027	35	36,994
Washington (State of) Health Care Facilities Authority (Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	153,606
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	25	26,015
				2,719,149
West Virginia-0.06%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	45	48,325
Wisconsin-1.50%
Fond Du Lac (County of), WI, Series 2019 A, GO Bonds	3.00%	03/01/2029	130	128,653
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	21,604
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	75,850
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2029	260	282,223
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	43,394
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	253,848
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	215	231,080
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	74,779
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	150	152,362
				1,263,793
TOTAL INVESTMENTS IN SECURITIES(e)-98.18% (Cost $84,326,709)				82,840,943
OTHER ASSETS LESS LIABILITIES-1.82%				1,538,259
NET ASSETS-100.00%				$84,379,202

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.41%
Alabama-0.20%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$111,067
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	20	21,213
				132,280
Alaska-0.03%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	20	21,953
Arizona-1.60%
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	259,317
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2030	50	54,724
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2031	55	60,205
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	54,638
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	163,914
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	20	21,419
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	25	27,359
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	100	109,488
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	109,170
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	27,291
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	188,525
				1,076,050
Arkansas-0.05%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	32,242
California-15.47%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	15	16,524
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	79,014
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	5	5,486
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	113,884
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	109,015
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	122,426
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	45	50,057
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	260	289,402
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	45	49,551
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	83,472
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	165	182,741
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	75	82,078
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	217,853
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	65,091
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	235	262,008
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	90	99,991
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	50	55,845
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	236,746
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,308
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	30	33,097
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	267,944
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	67,504
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	30	33,752
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,697
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	10	10,906
California (State of) Infrastructure & Economic Development Bank, Series 2003 A, RB(b)(c)	5.00%	01/01/2028	10	11,078
California (State of) Infrastructure & Economic Development Bank, Series 2003 A, RB(b)(c)	5.00%	01/01/2028	100	110,783
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	33,249
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2035	90	99,105
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	214,569
California (State of) Infrastructure & Economic Development Bank (The Broad) (Sustainability Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	20	22,204
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	190	202,858
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	$125	$132,648
California (State of) Municipal Finance Authority (Orange County Civic Center), Series 2018, RB	5.00%	06/01/2043	45	47,773
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2028	95	103,306
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	25	27,767
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	250	253,555
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	50	55,562
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	209,802
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	160,312
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,630
Corona-Norco Unified School District, Series 2019 C, GO Bonds	4.00%	08/01/2049	15	14,637
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,786
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	60,848
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	72,066
Los Angeles (City of), CA Department of Airports, Series 2019 E, RB	5.00%	05/15/2044	20	21,369
Los Angeles (City of), CA Department of Airports, Series 2019 E, RB	5.00%	05/15/2049	40	42,384
Los Angeles (City of), CA Department of Airports, Series 2019, Ref. RB	5.00%	05/15/2028	55	60,890
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	30	33,213
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	37,050
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	27,533
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	165	177,344
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	449,881
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	33,242
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	148,750
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	105,867
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,809
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	10	11,140
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	20	22,184
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,709
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	61,247
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	35	37,921
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	225	240,631
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	160,541
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	40	44,407
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	45	49,958
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	135	149,873
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,653
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	83,263
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	95	104,497
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	35	38,507
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	10,993
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	27,373
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	225	243,311
Los Angeles Unified School District (Sustainability Bonds), Series 2022, GO Bonds	5.00%	07/01/2028	20	22,203
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	150	151,932
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2043	100	106,247
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	100	108,203
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	80,019
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(a)	5.00%	09/01/2047	25	26,318
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2028	45	50,316
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	218,119
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	5	5,573
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	20	22,292
San Diego (City of), CA Public Facilities Financing Authority, Series 2019 A, RB	5.00%	08/01/2043	130	139,005
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	308,582
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(a)	5.25%	07/01/2028	40	45,122
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	$35	$39,043
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	78,099
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	20	21,223
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	55,305
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	198,165
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	93,366
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	26,103
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	200,323
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	61,413
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	21,444
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	105,003
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	80,918
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	20	21,192
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	30	33,177
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	30	32,949
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	45	49,051
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	32,527
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	180	193,275
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	133,393
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	65	70,072
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	55	59,846
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	135,292
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	200	214,373
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	186,423
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	45,830
				10,407,206
Colorado-2.39%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	50	57,005
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	33,024
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	150	165,714
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	71,762
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	87,162
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	186,695
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	23,695
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	25	26,634
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	10	10,653
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,821
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	30	33,225
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	120	132,846
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	33,304
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	33,469
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	122,154
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	16,601
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	82,884
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	5	5,510
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	25	27,348
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	65	68,762
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	50	52,894
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	5.00%	06/01/2028	45	49,692
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	43,867
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	231,563
				1,607,284
Connecticut-2.53%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,740
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2032	35	38,105
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2036	60	64,302
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2038	$155	$164,493
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	40	44,225
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	30	33,073
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	350	357,087
Connecticut (State of), Series 2018, RB	5.00%	01/01/2030	65	70,754
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	21,861
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	108,930
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	15	16,312
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	239,963
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	10	10,964
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	120	132,899
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	99,115
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	126,331
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	25	27,510
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	105,756
				1,704,420
Delaware-0.24%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	43,823
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,956
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	110,416
				165,195
District of Columbia-1.68%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	32,923
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	10	10,918
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	27,431
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	376,804
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	25	27,393
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	84,920
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	210,584
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	131,615
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	145,888
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	82,615
				1,131,091
Florida-2.54%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	55	60,238
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	88,907
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	145	159,454
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2028	30	32,709
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	110,624
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	25	27,679
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,111
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	91,999
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	37,093
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	81,607
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	108,065
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	27,175
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,089
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	43,311
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	121,028
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	275	292,949
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	32,848
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(a)	5.50%	07/01/2028	40	42,535
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	18,765
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	37,418
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	$150	$154,943
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	107,506
				1,707,053
Georgia-1.49%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	32,665
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,722
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	30	33,230
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	60,742
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	27,552
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,978
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	192,121
Georgia (State of), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	30	33,230
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	55,383
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	171,986
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2028	30	33,230
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	40	41,748
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	202,326
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	54,895
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,358
				1,002,166
Hawaii-0.87%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,841
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	97,412
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	196,580
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,872
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,929
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	65,464
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	35	38,723
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	130	142,339
				588,160
Illinois-3.62%
Champaign County Community Unit School District No. 4 Champaign, Series 2020 A, GO Bonds	5.00%	01/01/2033	55	59,699
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	32,464
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,429
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	54,547
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	150,590
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	70	73,220
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	125	133,197
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	91,932
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	59,483
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	127,315
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	540	584,019
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	15	16,275
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	10	10,494
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	01/01/2028	110	118,017
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	110,512
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	178,727
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	264,045
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	136,167
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	152,185
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	16,306
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	26,175
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5	5,204
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,337
				2,437,339
Indiana-0.72%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	70	76,717
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	$175	$191,310
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	163,038
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	10	11,050
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	40	44,168
				486,283
Iowa-0.10%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	43,417
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2035	20	21,912
				65,329
Kentucky-0.14%
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	91,697
Louisiana-0.24%
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	55,319
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	75	83,226
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	24,412
				162,957
Maryland-2.78%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	54,811
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	130	144,252
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	208,571
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	376,396
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	26,940
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	86,900
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	65,891
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	50	55,352
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	92,383
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	76,210
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	15	16,585
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	45	47,599
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	127,350
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	110,604
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	110,879
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	16,591
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	65	71,893
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	140	155,215
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	25	27,746
				1,872,168
Massachusetts-3.75%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	55	60,784
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	76,427
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	16,375
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	87,035
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	43,705
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	10	10,923
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	37,791
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	242,614
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	60,569
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	231,264
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	222,559
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	26,341
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	20	22,349
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	274,427
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	231,088
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,857
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	$240	$259,684
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	50	54,045
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	70	75,455
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	40	40,195
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	99,575
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	198,098
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	21,236
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	106,182
				2,520,578
Michigan-0.95%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	102,788
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	93,431
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	139,348
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	153,172
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,235
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	30	32,359
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	105,958
				637,291
Minnesota-1.36%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	167,617
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	42,607
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,608
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	158,727
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	27,714
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	193,820
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	27,256
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	110,857
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	138,572
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	38,867
				916,645
Mississippi-0.65%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	37,971
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	150,164
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	160,880
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	80	86,998
				436,013
Missouri-0.52%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	89,460
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	45	48,719
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	125	134,904
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	18,548
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	57,471
				349,102
Nebraska-0.42%
Boys Town (Village of), NE (Boys Twon), Series 2017, Ref. RB	3.00%	09/01/2028	250	248,492
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	20	21,892
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	10	10,912
				281,296
Nevada-1.40%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	15	16,466
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	134,340
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	$60	$65,531
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,769
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	10	11,071
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	55,227
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	40	43,998
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	109,473
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	262,831
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2037	10	10,035
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	104,039
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	15	16,513
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	91,131
				942,424
New Hampshire-0.06%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	38,341
New Jersey-5.66%
Garden State Preservation Trust, Series 2005 A, RB, (INS - AGM)(a)	5.75%	11/01/2028	175	189,886
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	295	322,159
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	275	293,392
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	25	27,170
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,736
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	107,162
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2032	35	37,596
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2034	265	283,810
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	119,305
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	27,004
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	60	61,358
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	60	64,433
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	40	42,708
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	115	121,313
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	35	37,801
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	240	255,463
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	232,961
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2050	10	10,284
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2031	30	32,328
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	26,855
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2038	205	213,957
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	209,868
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,277
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	16,299
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	20	21,735
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	85	92,416
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	25	27,173
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	255,076
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	86,795
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	90,039
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	145	157,576
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	27,173
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	145,155
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	116,404
				3,806,667
New Mexico-0.34%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	27,373
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	131,908
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	40	43,967
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	27,480
				230,728
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-21.85%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	$40	$44,109
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	25	27,510
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	82,084
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	35	38,712
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	751,379
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	30	31,929
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	212,319
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	73,460
Monroe County Industrial Development Corp., Series 2018, RB	5.00%	05/01/2032	60	66,217
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	54,382
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	90,260
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	30	33,242
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	193,050
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	33,006
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	30	32,764
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	108,645
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	192,270
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	59,743
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	150	163,296
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	15	16,311
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,553
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	191,966
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	350	385,774
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	95	104,210
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	10	10,987
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	45	48,716
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	80	86,164
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,819
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	42,534
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	239,509
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	300	326,189
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	105,787
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	253,148
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	22,180
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	16,551
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	74,989
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	176,223
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	289,739
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	190,419
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	32,756
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	45	48,898
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	81,050
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	32,006
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	20	21,640
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	217,039
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	235	256,070
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	50	53,075
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	30	32,923
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	429,984
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	193,256
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	82,824
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	110,454
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,990
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	98,764
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	58,745
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	532,708
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	160	173,265
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	59,957
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	190	209,862
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	259,121
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	$100	$110,225
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	115	126,465
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	119,022
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	125	134,370
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	95	104,018
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2028	30	32,129
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	54,485
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	15	16,370
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	75,924
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	120	128,047
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	128,388
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	80	88,265
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,919
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	106,361
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	54,495
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	329,787
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2037	70	75,732
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2039	425	456,219
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2040	240	256,814
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	423,540
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	27,221
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2028	130	141,547
New York (State of) Dormitory Authority (Bid Group 2), Series 2018 A, RB	5.00%	03/15/2030	245	267,182
New York (State of) Dormitory Authority (Bid Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	164,388
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	10	10,853
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	50	53,995
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	354,640
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,632
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,953
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	160,585
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	100,516
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	105,656
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	267,641
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	253,355
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	50	54,541
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	11,097
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	32,732
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	103,409
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	10	10,881
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	28,305
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,842
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	65,441
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	54,092
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	44,460
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	159,942
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,541
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	213,924
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	48,639
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	80	86,024
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	60	64,288
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	144,189
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	100	105,913
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	52,875
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	70	77,698
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	215	238,643
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2028	10	11,012
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	$190	$210,894
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	25	26,475
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	120	131,519
				14,698,647
North Carolina-1.05%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	40	44,286
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	20	22,051
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	44,072
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2028	240	260,340
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	25	26,928
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	88,460
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	219,289
				705,426
Ohio-2.39%
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2028	25	27,996
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	132,526
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	16,095
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	124,812
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	27,789
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	15	16,670
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	27,715
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	158,397
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	31,849
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	26,520
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	72,082
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	27,724
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	80	88,947
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	54,047
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	30	32,417
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	45	48,544
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	125	126,722
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	16,068
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	165	180,215
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2033	85	92,786
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	25	27,325
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	30	32,779
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	181,238
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	35	38,615
				1,609,878
Oklahoma-0.19%
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2028	115	124,906
Oregon-0.53%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	10	11,012
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	10	10,972
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	137,873
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	27,558
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	59,368
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	109,984
				356,767
Pennsylvania-4.33%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	144,079
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,722
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,412
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	$55	$49,276
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	151,861
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	158,527
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	15	16,145
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	20	21,741
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	104,681
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	122,938
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	30	33,333
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	26,853
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	5	4,434
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	97,795
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	267,078
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	219,385
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	427,660
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	25	27,654
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	40	41,752
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,619
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	313,457
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	155,532
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	40	41,916
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	67,643
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	163,828
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	195,660
				2,914,981
South Carolina-0.83%
Columbia (City of), SC, Series 2018, RB(b)(c)	5.00%	02/01/2028	20	21,924
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	30	32,952
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,441
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	254,011
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Grup)), Series 2018, Ref. RB	5.00%	05/01/2033	100	104,810
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	100	110,512
				560,650
Tennessee-0.75%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	130	137,221
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	145	150,434
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	126,435
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	50	50,938
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	35	38,109
				503,137
Texas-7.73%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2028	55	59,912
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,683
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	90	93,563
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	103,340
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	153,233
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	11,033
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	27,301
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	$35	$36,522
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	20	22,310
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	49,632
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,878
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	190,671
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,522
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	202,027
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	43,254
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	65	67,075
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	65,357
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	319,974
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	10	10,893
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	16,290
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	155,508
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	115,387
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	130	139,492
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	54,737
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	25	27,300
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	165	174,914
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	58,943
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	162,263
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	110,432
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	140	147,786
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	26,329
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	93,574
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	45	48,219
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,650
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	59,937
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	30	33,433
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2028	30	33,080
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	72,329
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	176,641
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	198,971
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	21,897
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	30	32,848
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	82,020
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	477,059
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	220,900
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	90	99,250
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	75	80,844
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	237,997
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	82,460
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	105	112,785
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	256,989
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	35	37,430
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	16,122
				5,203,996
Utah-0.51%
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,714
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	79,704
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	97,389
Utah (State of) Transit Authority, Series 2018, RB	4.00%	12/15/2034	145	148,024
				345,831
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.60%
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.50%	01/01/2028	$150	$167,336
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	150	157,879
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	16,480
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	60	65,689
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	27,195
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	82,111
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	114,955
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	160,301
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	70	77,387
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	206,019
				1,075,352
Washington-3.25%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	135	149,869
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	55,065
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	40	43,977
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	60,572
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	60	65,880
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	139,841
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	15	16,503
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	100	110,018
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	80,677
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	100	109,107
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,130
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	222,409
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	48,614
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	183,655
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	25	27,569
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	150	160,640
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	93,008
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	60	64,134
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	201,749
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	70	77,493
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	11,070
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	135,845
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	114,663
				2,187,488
West Virginia-0.94%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	90	99,337
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	25	27,463
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	75	82,156
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	134,337
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	58,762
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	37,258
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	40	42,993
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	105,156
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	42,427
				629,889
Wisconsin-0.66%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,848
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	$150	$161,218
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	60,543
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	160	170,512
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	27,221
				445,342
TOTAL INVESTMENTS IN SECURITIES(d)-98.41% (Cost $67,788,365)				66,212,248
OTHER ASSETS LESS LIABILITIES-1.59%				1,066,810
NET ASSETS-100.00%				$67,279,058

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.45%
Alabama-0.49%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$100	$113,245
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	75,050
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,727
				235,022
Arizona-1.17%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	15	16,961
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	53,277
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	33,107
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	160	174,963
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	125	130,733
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	18,652
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	125	131,925
				559,618
California-16.80%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	70	79,807
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	30	34,037
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	246,486
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	85,039
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	825	932,531
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	28,010
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	56,442
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	355	394,804
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	300	305,136
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	43,888
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	145,739
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	350	397,459
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	34,818
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2029	20	22,754
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2030	25	28,402
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2032	10	11,349
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2033	35	39,663
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2029	50	57,413
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	84,442
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	50	56,806
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	350	396,816
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	138,865
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	75	84,745
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	16,946
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	56,405
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	219,551
California State University, Series 2019 A, RB	5.00%	11/01/2040	100	109,243
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	107,302
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	215,657
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	80,642
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	330,834
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	50	56,712
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	111,984
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	20	22,831
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	75	82,831
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	40	44,163
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	107,340
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	$100	$106,863
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	129,739
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	35	39,256
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,408
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	235	253,948
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	25	28,262
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	100	107,062
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	35	39,652
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	45	50,927
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	80,766
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	41,052
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	95	107,624
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	50	56,486
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	73,833
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	44,148
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	150	164,047
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	174,193
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	15	16,940
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	30	33,345
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	125	136,596
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	35	39,961
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	61,051
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	100	110,140
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	50	55,687
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	100	110,309
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	115	124,397
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	75	82,162
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	90	95,085
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	73,437
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	45,235
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	220	249,130
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	10	10,588
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	42,350
				8,074,571
Colorado-2.62%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	50	56,612
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	25	28,278
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	33,133
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	30	33,742
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2038	30	30,018
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2029	50	53,924
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2035	35	36,996
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2036	30	31,502
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	55	58,766
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	329,463
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	25	27,251
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	195	214,459
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	190	214,450
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	15	17,037
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	60	67,970
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	27,164
				1,260,765
Connecticut-1.42%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	38,492
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	150	166,359
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	134,892
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,528
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	$50	$55,056
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	61,365
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	25	26,417
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	20	21,038
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	20	21,038
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	75	84,967
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	60	67,973
				683,125
Delaware-0.21%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	11,189
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	90,056
				101,245
District of Columbia-3.11%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	25	27,935
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	405	451,970
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	111,409
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	20	22,380
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	30	32,736
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	50	53,494
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	33,497
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	35	39,430
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	221,390
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,318
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	140	157,472
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	100,490
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	25	28,306
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	184,784
				1,495,611
Florida-3.24%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	5	3,537
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	100	109,014
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	100	111,385
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	10	10,559
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	70	75,034
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	11,520
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	130	146,963
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	91,705
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	105,605
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	151,664
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	154,535
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	111,292
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	164,552
Polk County School District, Series 2019, RB	5.00%	10/01/2033	100	111,757
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB, (INS - NATL)(b)	6.00%	10/01/2029	165	196,249
				1,555,371
Georgia-2.53%
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	120	133,874
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	38,235
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	110,343
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	70	79,256
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	20	22,442
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	67,788
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	210,332
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	25	26,688
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	30	32,927
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	$200	$225,689
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	267,667
				1,215,241
Hawaii-0.81%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	27,780
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	66,608
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	40	44,138
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	194,625
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,761
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	27,733
				387,645
Idaho-0.36%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	40	43,873
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	127,766
				171,639
Illinois-5.45%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	107,387
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	267	267,390
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,614
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	300	311,656
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	40	41,297
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	217,084
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	53,770
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	210	229,044
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	145	145,781
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	107,627
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	300	316,122
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	55,396
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	159,870
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	117,396
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	85	88,048
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	165	172,946
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	81,401
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	126,857
				2,620,686
Indiana-1.48%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	55,879
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	157,718
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	35	38,350
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	85	94,961
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	54,331
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	48,737
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	157,375
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	104,354
				711,705
Iowa-0.21%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	70	78,436
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	20	22,316
				100,752
Kansas-0.22%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	104,504
Kentucky-0.32%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	150	155,847
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-0.69%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	$190	$209,379
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	10	10,830
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	110,984
				331,193
Maryland-2.24%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,618
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	89,755
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	10	11,213
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	16,505
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	125	141,225
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	33,642
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	100	112,980
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	107,270
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	20	22,541
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	146,481
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	60	67,471
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	111,381
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,468
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	45	50,841
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	88,618
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	20	21,082
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	22,646
				1,075,737
Massachusetts-5.46%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	43,790
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	245	276,089
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	78,175
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	65,864
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	10	10,860
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	378,673
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	171,829
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,755
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	16,849
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	11,303
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	16,791
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	125	141,713
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	11,269
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	30	33,960
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	400	425,534
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	20	22,574
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	25	28,914
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	118,848
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	30	32,326
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	40	44,600
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	107,424
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	35	39,845
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,747
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	115	127,193
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	105	115,993
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	40	44,030
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	15	16,633
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	25	28,537
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	$55	$61,569
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	95	101,064
				2,625,751
Michigan-1.99%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	80	89,877
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	95	106,377
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	152,667
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	80	90,862
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	109,711
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	405,223
				954,717
Minnesota-0.88%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	25	27,805
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	25	28,335
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	85	96,262
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	73,544
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	38,485
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	55	62,051
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	96,496
				422,978
Mississippi-0.05%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	25,340
Missouri-0.24%
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	50	52,841
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	10	10,945
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	52,195
				115,981
Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,422
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	11,116
				27,538
Nevada-1.09%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	145,491
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	30	33,469
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	116,230
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	38,641
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	50	55,700
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,215
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	100	109,657
				521,403
New Jersey-3.28%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,804
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	235	261,127
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	223,227
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	262,123
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	238,196
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	162,319
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	134,551
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	255	268,927
				1,577,274
New Mexico-0.91%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	224,254
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	212,641
				436,895
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-16.69%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	$100	$110,426
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	103,943
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	44,128
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,116
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	236,904
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	55	61,885
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	75	84,092
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	10	11,231
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	125	139,220
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	33,318
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	65	72,183
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	10	11,095
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	30	33,443
New York (City of), NY, Series 2020 B-1, GO Bonds	5.00%	10/01/2036	30	32,868
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	195	216,947
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	250	275,753
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	100	107,810
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	300	319,768
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	213,299
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	50	56,508
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	112,827
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2032	35	39,741
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2040	135	146,702
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	370	418,159
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	270	291,796
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	10	11,217
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	54,448
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	15	16,533
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	140	155,026
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,496
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	45	50,353
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	400	449,475
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	104,709
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	309,813
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	100	107,747
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	95	105,608
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	100	110,156
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	37,997
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	107,957
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	53,249
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	348,611
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	27,373
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	225	249,773
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	215	239,388
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	325	348,132
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	55	58,484
New York (State of) Dormitory Authority (Bid Group 4), Series 2019 A, Ref. RB	5.00%	03/15/2044	300	318,283
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	35	38,461
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	28,337
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	15	16,850
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	10	10,913
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	199,640
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	55	61,178
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	53,246
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	100,151
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	75,411
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	356,261
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	134,093
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	$40	$44,698
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	98,308
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	102,710
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	28,284
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2029	80	90,074
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	105,630
				8,019,235
North Carolina-1.57%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	83,132
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	190	212,538
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	16,794
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	104,740
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2029	50	55,931
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2029	15	16,779
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	95	105,815
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	45	50,046
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	22,221
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	53,171
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	30	33,446
				754,613
Ohio-2.79%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,433
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	55,242
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	22,513
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	60,311
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	163,943
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	56,555
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	60	65,437
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	246,104
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2039	100	109,281
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	180	201,228
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	93,615
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	125	136,601
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	43,206
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	50	56,676
				1,338,145
Oklahoma-0.05%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	25	24,739
Oregon-1.16%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	213,828
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	67,134
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	150	166,014
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	111,986
				558,962
Pennsylvania-5.02%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	40	43,610
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	25	25,212
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	100	100,173
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	35	38,271
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	35	38,787
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	105,152
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	82,719
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	35	38,402
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	$200	$204,925
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	50	48,195
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	59,331
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	150	167,880
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	35	39,203
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	101,114
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	340	357,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,353
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,463
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,810
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	27,615
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	120,639
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	108,113
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	21,368
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	116,260
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	120	130,078
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	134,698
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	45	44,310
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	148,930
				2,410,611
Rhode Island-0.75%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	315	358,757
South Carolina-0.44%
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	73,627
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	137,561
				211,188
Tennessee-0.21%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	102,957
Texas-6.72%
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	106,660
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	40	44,819
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	111,875
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	40	43,622
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,617
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	169,224
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	111,535
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	30	33,384
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	22,227
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	66,648
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	56,091
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	39,275
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	125	139,087
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	26,464
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	81,801
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	81,667
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	157,742
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	38,221
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	110	122,204
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	50	51,638
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	22,048
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	200	215,693
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	10	11,260
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	$140	$149,175
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2029	60	67,435
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	50	53,097
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	110	123,743
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,097
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	105	113,062
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	92,466
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2031	130	145,947
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	135	151,450
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	125	127,558
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	94,994
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligation	5.00%	03/01/2032	100	111,437
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	20	22,283
Webb (County of), TX, Series 2020, Ctfs. Of Obligation	4.00%	02/15/2045	15	14,578
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	151,059
				3,230,183
Utah-0.40%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	109,859
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	84,081
				193,940
Virginia-1.12%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	27,841
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	11,211
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	200	217,772
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	33,557
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	40	45,119
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	180	203,037
				538,537
Washington-3.32%
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	35	38,787
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	109,414
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	39,562
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	39,437
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	56,397
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	38,916
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	33,135
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	228,581
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	360,714
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	250	268,394
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	66,422
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	163,382
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	154,436
				1,597,577
West Virginia-0.63%
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	110	118,645
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	85	91,129
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	93,866
				303,640
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.25%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	$75	$84,244
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	33,698
				117,942
TOTAL INVESTMENTS IN SECURITIES(d)-98.45% (Cost $48,599,897)				47,309,180
OTHER ASSETS LESS LIABILITIES-1.55%				744,897
NET ASSETS-100.00%				$48,054,077

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCU	-North Carolina Central university
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.70%
Alabama-1.90%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	$100	$114,107
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	100	112,786
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	100	101,908
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	222,179
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	250	275,562
				826,542
Arizona-1.81%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	111,110
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,491
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	135	146,672
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	250	280,861
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	227,079
				788,213
California-16.43%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	102,857
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	335	375,425
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	28,529
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	227,289
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	284,111
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	100	104,719
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	42,945
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	60	69,258
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	56,985
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	250	283,346
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	104,021
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	179,342
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	250	288,173
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	80	91,251
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	66,055
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	40	46,043
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2033	75	87,260
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	10	11,670
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	30	32,559
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	65,071
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	29,070
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	60	68,717
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	67,849
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	45	48,127
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	54,022
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	228,737
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	125	136,037
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	10	11,422
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	260	286,074
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	200	216,238
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	80,989
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	40	43,906
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	10	11,494
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	5	5,627
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	275	311,294
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	140	157,332
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	28,756
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	178,554
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	164,017
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	65	73,480
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	160	183,859
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	10	11,514
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	35	35,908
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	$130	$148,983
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	115	128,358
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	90	99,922
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	90	101,902
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	70	79,732
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	28,114
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	100	108,436
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	325,817
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	10	10,822
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	180	194,970
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	114,184
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	272,500
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	205	228,523
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	190	210,714
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	109,183
				7,142,092
Colorado-2.47%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	45,709
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	28,298
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2030	30	32,214
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	70	76,615
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	45	45,519
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	20	20,088
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	204,115
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	268,699
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	40	45,836
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	207,034
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	30	34,407
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	25	27,821
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	22,177
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	15	16,939
				1,075,471
Connecticut-2.47%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	111,059
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	268,503
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	255,472
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	250	253,376
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	165	187,249
				1,075,659
Delaware-1.52%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	285,248
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	107,685
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	269,103
				662,036
District of Columbia-2.40%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	10	11,322
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	10	11,348
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	226,885
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	217,131
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	187,416
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	57,419
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	112,241
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	221,826
				1,045,588
Florida-2.41%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	20	22,414
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	$20	$22,986
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	34,492
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	20	22,995
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	49,313
JEA Electric System, Series 2020 A, RB	5.00%	10/01/2034	50	55,734
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,994
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	268,329
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	112,102
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	55,817
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	216,892
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2048	150	144,871
				1,045,939
Georgia-1.75%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(a)	5.75%	11/01/2030	105	125,761
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	10	11,513
Georgia (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,514
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	50	57,569
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	65	74,620
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	30	34,590
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	10	11,499
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	20,980
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	10	11,514
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	62,109
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	15	17,102
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	250	284,678
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	36,643
				760,092
Guam-0.09%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	40,173
Hawaii-0.88%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	15	16,701
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	132,747
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	45,277
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	186,659
				381,384
Illinois-5.24%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	145	155,545
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	70	72,608
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	10	11,486
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	222,503
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	450	505,270
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	235	245,885
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	210	211,433
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	35,406
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	15	16,836
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	196,415
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	604,522
				2,277,909
Indiana-0.89%
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	80	90,738
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 A, RB	3.00%	11/01/2030	150	134,188
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 B, RB	2.50%	11/01/2030	100	86,359
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	65	73,514
				384,799
Kentucky-0.12%
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	53,264
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-0.50%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	$15	$16,700
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	78,754
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	120,366
				215,820
Maryland-3.13%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	106,897
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	35	39,992
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	45	50,809
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	142,445
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	285,451
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	200	226,604
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	15	17,152
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	150	160,098
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2030	45	51,499
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	20	22,888
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	108,470
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	146,669
				1,358,974
Massachusetts-5.31%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	15	17,243
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	55	61,389
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	10,583
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	370	401,717
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	300	322,133
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2036	190	213,014
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2040	225	246,822
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	265	286,821
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	114,290
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	37,554
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	29,133
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	175,747
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	269,742
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	123,197
				2,309,385
Michigan-1.49%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	235,621
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	15	17,197
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	185	212,534
Michigan (State of) Building Authority, Series 2020 I, Ref. RB	5.00%	10/15/2030	70	80,187
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	101,239
				646,778
Minnesota-1.30%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	56,893
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	155,405
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	275	317,332
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	30	34,394
				564,024
Missouri-1.05%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	125	143,835
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	52,980
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	258,668
				455,483
Nebraska-0.37%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	150	162,025
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-0.18%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	$70	$79,435
New Jersey-2.36%
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	525,386
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	300	312,876
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	187,992
				1,026,254
New Mexico-0.21%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	50	57,043
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	10	11,382
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	20	22,764
				91,189
New York-19.91%
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	171,747
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	400	413,097
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	120	140,729
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	100	112,581
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	226,278
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	285,367
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	415,135
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	110	123,348
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	95	107,482
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	107,076
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	45,023
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	75	84,854
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	10	11,314
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	61,229
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	200	205,020
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	70	80,535
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	65	74,783
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	150	160,058
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2030	100	115,050
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2032	35	40,473
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	150	160,417
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	75	86,288
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	10	11,331
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	240	275,231
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	200	228,035
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	30	34,205
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	60	66,476
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	270	293,142
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	78,108
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	38,974
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	112,561
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	115	128,057
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	265	298,645
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	876,737
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	96,892
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	125	140,074
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	75	85,064
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	15	16,182
New York (State of) Dormitory Authority, Series 2023 D, Ref. RB	5.00%	02/15/2030	10	11,278
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,927
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	209,422
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	165	187,654
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	500	558,886
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	374,232
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	10	11,441
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	$55	$59,344
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	123,742
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	102,656
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	200	227,460
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	212,743
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	533,277
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	20	21,213
				8,656,873
North Carolina-2.30%
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	28,235
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	575,216
North Carolina (State of) Turnpike Authority, Series 2019, RB	5.00%	01/01/2043	250	261,236
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	113,417
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	20	22,704
				1,000,808
Ohio-1.70%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	5	5,597
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	35	38,747
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	10	11,454
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	200	191,763
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	110	126,388
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	219,070
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	144,647
				737,666
Oregon-1.43%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	150	155,530
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	65	72,230
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	99,433
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	10	11,008
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	56,393
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	227,714
				622,308
Pennsylvania-1.75%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	25	28,388
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	35	38,350
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	30	34,175
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	20	21,099
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	05/01/2046	40	42,383
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	243,269
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	321,421
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	30	33,961
				763,046
Rhode Island-0.04%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	15	16,792
South Carolina-0.41%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	97,606
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	79,789
				177,395
Tennessee-0.41%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	74,323
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	105,801
				180,124
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-6.21%
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	$85	$97,351
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	170	192,284
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,812
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	268,596
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	56,685
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	25	28,440
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	163,484
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	30	33,300
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	140	158,690
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,832
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	135,258
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	60	63,043
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	124,233
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	250	290,278
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	129,775
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	234,579
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	35	38,676
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	20	21,930
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	200	212,327
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	213,868
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	125	142,028
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	25	27,971
				2,701,440
Utah-0.91%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	170	194,317
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	100	95,874
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	105,579
				395,770
Virginia-1.52%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	74,134
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	114,038
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	161,018
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	56,047
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	83,796
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	150	172,002
				661,035
Washington-4.44%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	114,996
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	138,491
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	252,002
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	110,016
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	85,138
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	35	37,087
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	15	16,918
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	155	173,266
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	81,829
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	25	27,158
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	56,530
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	165,766
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	124,823
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	87,968
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,763
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	114,598
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	$70	$80,200
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	110	125,896
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	103,957
				1,929,402
Wisconsin-0.39%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	150	171,585
TOTAL INVESTMENTS IN SECURITIES(b)-97.70% (Cost $43,624,338)				42,482,772
OTHER ASSETS LESS LIABILITIES-2.30%				999,683
NET ASSETS-100.00%				$43,482,455

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.80%
Alabama-0.30%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$60	$68,635
Arizona-1.00%
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	67,334
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	163,421
				230,755
Arkansas-0.52%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	118,806
California-18.10%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	95	110,413
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	5	5,709
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	75	86,552
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	140	149,301
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	250	265,278
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	158,835
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	100	116,970
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	20	23,185
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	100	111,581
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	50,535
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	35	40,990
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	11,666
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	15	17,649
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	5,866
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	100	115,458
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	155,671
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	20	23,176
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	51,962
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	28,677
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	50	53,904
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	55,064
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	15	17,623
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	26,418
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	146,092
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,837
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	70	75,964
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	250	283,324
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	30	32,793
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	100	108,698
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2039	35	38,911
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2041	50	55,280
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	110	128,823
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	113,416
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,307
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	22,291
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	60	66,044
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,528
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,598
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	15	16,272
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	150	162,633
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	162,612
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	266,713
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	25	27,247
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	20	23,558
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	45	53,005
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,392
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	35	37,602
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	52,972
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	115	114,536
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	$10	$11,609
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	69,949
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	30	35,361
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	5	5,863
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	15	15,636
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	265	289,603
				4,164,952
Colorado-0.88%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,473
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	10	11,400
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,093
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	10,021
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	65,873
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	10	11,548
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	86,465
				201,873
Connecticut-2.49%
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	5	5,664
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	140	150,150
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	25	28,624
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	22,805
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	130	134,914
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	200	218,572
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	10	11,511
				572,240
Delaware-0.79%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	153,959
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	28,651
				182,610
District of Columbia-1.73%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	34,192
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	69,976
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	25	28,613
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	40	45,452
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,541
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,793
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	175	193,165
				398,732
Florida-3.36%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	190,865
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	17,279
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	5	5,266
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	200	201,104
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	10	11,662
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	35,077
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	20,074
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	98,105
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	33,790
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,561
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGM)(a)	5.00%	10/01/2046	130	137,761
Pasco (County Of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	17,263
				772,807
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.42%
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	$15	$17,296
Georgia (State of) (Bid Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	191,997
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	117,082
				326,375
Hawaii-0.46%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	40	43,772
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	62,650
				106,422
Illinois-5.20%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	35	40,801
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	285,676
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	85,901
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,852
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	190	193,078
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	50	51,858
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	40	44,401
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	11,291
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	250,331
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	215	228,667
				1,196,856
Indiana-1.70%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	100	109,154
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	34,794
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	22,341
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	25	28,820
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	34,392
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	111,642
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	50,701
				391,844
Maryland-3.48%
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	15	17,473
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	10	11,432
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	125	145,177
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	250	286,838
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	39,010
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	53,418
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2031	15	17,128
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	120	130,680
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	98,827
				799,983
Massachusetts-5.75%
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	171,226
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	385,334
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	300	325,470
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	283,789
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program) (Sustainability Bonds), Series 2022, RB	5.00%	06/01/2050	130	140,800
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	16,121
				1,322,740
Michigan-2.05%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	15	17,266
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	200	232,498
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	61,323
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	$50	$53,249
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	107,858
				472,194
Minnesota-1.21%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	200	230,620
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,214
				277,834
Montana-1.04%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	250	240,228
Nevada-0.30%
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,496
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	50	57,921
				69,417
New Jersey-2.21%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	271,742
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	73,196
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	50	55,890
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	100	108,773
				509,601
New Mexico-0.50%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	100	115,585
New York-21.94%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	29,071
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	25	27,503
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	300	327,338
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,954
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	35	40,446
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	20,972
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	15	15,364
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	5	5,083
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	90	90,032
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	257,219
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	150	170,864
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	35	39,868
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	100	112,208
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	123,364
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	15	16,805
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	178,407
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	9,684
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	55,946
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	45	48,990
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	58,973
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	316,123
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,357
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	46,034
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	30	34,526
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	40	46,511
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	265	300,952
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	90	101,057
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	215	249,292
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	150	171,642
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	80	92,566
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,636
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	22,560
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	150	171,782
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	$10	$11,312
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	65	72,738
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	30	29,910
New York (State of) Dormitory Authority, Series 2023 D, Ref. RB	5.00%	02/15/2031	30	33,912
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	55	62,735
New York (State of) Dormitory Authority (Bidding Group 5), Series 2022 E, Ref. RB	5.00%	03/15/2031	260	298,029
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	80,067
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	123,798
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	20	20,640
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	15	15,303
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2031	80	80,090
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	200,225
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	55,029
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	225	240,632
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	11,038
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	10,986
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	450	480,948
				5,050,521
North Carolina-1.23%
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	22,988
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	85	96,807
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	45,616
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,974
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	102,073
				283,458
Ohio-3.24%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	100,476
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,937
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	35,812
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	105,042
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	250	270,997
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	53,894
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	155	169,998
				745,156
Oklahoma-0.45%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	103,094
Pennsylvania-1.62%
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	20	23,167
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	52,412
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	101,262
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	95	100,702
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	90	95,178
				372,721
South Carolina-0.47%
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	107,605
Tennessee-1.15%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	114,116
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	100	108,781
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	32,169
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	9,565
				264,631
Texas-5.32%
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	127,880
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	115,305
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	68,376
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,873
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	$100	$115,230
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	40	42,629
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2036	20	22,321
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2046	100	106,371
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	330,468
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	76,885
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	51,585
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	10	10,870
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	32,355
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	34,090
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	25	28,831
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	40	45,937
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	10	9,754
				1,224,760
Utah-1.51%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	5	5,816
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	250	271,815
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	65	69,799
				347,430
Virginia-0.96%
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	5	5,825
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	30	34,876
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	51,859
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	129,214
				221,774
Washington-5.48%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	50	57,778
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	57,726
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	272,286
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	162,262
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	165	187,687
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	10,336
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	20	22,878
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	17,202
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,408
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	279,759
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	183,001
				1,262,323
West Virginia-0.24%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	50	54,326
Wisconsin-0.70%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	140	160,204
TOTAL INVESTMENTS IN SECURITIES(b)-98.80% (Cost $23,563,065)				22,738,492
OTHER ASSETS LESS LIABILITIES-1.20%				275,027
NET ASSETS-100.00%				$23,013,519

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.71%
Alabama-2.13%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	$100	$107,159
Arizona-0.45%
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	22,783
California-13.48%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	33,488
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	50	59,772
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	5	5,834
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,438
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	279,483
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	10	11,246
California (State of) Infrastructure & Economic Development Bank, Series 2022, RB	5.00%	10/01/2052	100	109,628
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	138,753
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	11,200
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	15	16,579
				677,421
Colorado-2.56%
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	10	11,710
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	5	5,682
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	111,089
				128,481
District of Columbia-2.85%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	5	5,520
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	27,510
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	100	110,193
				143,223
Florida-9.47%
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	52,661
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	96,315
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	107,817
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	108,888
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	110,479
				476,160
Georgia-2.44%
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	15	17,414
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,935
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,186
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	77,232
				122,767
Illinois-8.88%
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2047	50	52,796
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2051	50	52,547
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	100	104,911
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	220	235,931
				446,185
Indiana-0.44%
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	5	5,771
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	10	10,543
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	5	5,715
				22,029
Maryland-1.40%
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	20	23,212
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	40	47,061
				70,273
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-4.33%
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	$200	$217,450
Missouri-1.32%
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	66,498
Nevada-0.78%
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	20	19,292
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	19,877
				39,169
New Jersey-1.08%
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	54,332
New York-22.62%
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	50	49,609
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	229,835
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	350	403,270
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	15	16,937
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	10	11,133
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1), Series 2022 C, RB	5.00%	03/15/2053	125	134,520
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	110,393
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	154,303
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	25	27,025
				1,137,025
North Carolina-0.12%
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	5	5,921
Oklahoma-2.24%
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	112,465
Pennsylvania-3.16%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	29,238
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	10	11,807
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	16,252
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	90	101,738
				159,035
South Carolina-0.98%
South Carolina (State of) Transportation Infrastructure Bank, Series 2012 B, Ref. RB	3.38%	10/01/2032	50	49,165
Texas-9.74%
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	65,282
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	5	5,368
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	10	10,743
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	108,350
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	109,182
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	55,422
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	106,451
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	30	28,937
				489,735
Utah-1.02%
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	45	51,140
Virginia-2.77%
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	120	116,881
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	22,534
				139,415
Washington-3.45%
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	20	23,586
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	$125	$138,557
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	10	11,068
				173,211
TOTAL INVESTMENTS IN SECURITIES(b)-97.71% (Cost $4,896,340)				4,911,042
OTHER ASSETS LESS LIABILITIES-2.29%				115,121
NET ASSETS-100.00%				$5,026,163

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023, for each Fund (except for Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF and the Invesco BulletShares Municipal Bond ETFs).  As of May 31, 2023, all of the securities in Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF and the Invesco BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,129,246,124	$-	$2,129,246,124
Money Market Funds	524,266,037	-	-	524,266,037
Total Investments	$524,266,037	$2,129,246,124	$-	$2,653,512,161
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,928,412,079	$-	$3,928,412,079
Money Market Funds	4,176,240	172,216,200	-	176,392,440
Total Investments	$4,176,240	$4,100,628,279	$-	$4,104,804,519
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,743,111,302	$-	$2,743,111,302
Money Market Funds	8,814,861	228,176,624	-	236,991,485
Total Investments	$8,814,861	$2,971,287,926	$-	$2,980,102,787
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$934,532,368	$-	$934,532,368
Money Market Funds	2,491,824	167,596,033	-	170,087,857
Total Investments	$2,491,824	$1,102,128,401	$-	$1,104,620,225
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$591,168,473	$-	$591,168,473
Money Market Funds	2,095,374	105,878,235	-	107,973,609
Total Investments	$2,095,374	$697,046,708	$-	$699,142,082

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$328,357,045	$-	$328,357,045
Money Market Funds	1,539,079	28,652,852	-	30,191,931
Total Investments	$1,539,079	$357,009,897	$-	$358,548,976
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$133,041,637	$-	$133,041,637
Money Market Funds	194,747	2,869,369	-	3,064,116
Total Investments	$194,747	$135,911,006	$-	$136,105,753
Invesco BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$62,786,703	$-	$62,786,703
Money Market Funds	84,629	2,805,426	-	2,890,055
Total Investments	$84,629	$65,592,129	$-	$65,676,758
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$386,281,601	$-	$386,281,601
U.S. Dollar Denominated Bonds & Notes	-	250,283,271	-	250,283,271
Money Market Funds	11,020,490	-	-	11,020,490
Total Investments	$11,020,490	$636,564,872	$-	$647,585,362
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$554,862,599	$0	$554,862,599
Money Market Funds	37,878,174	81,537,178	-	119,415,352
Total Investments	$37,878,174	$636,399,777	$0	$674,277,951
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$479,163,978	$-	$479,163,978
Money Market Funds	6,198,184	63,087,146	-	69,285,330
Total Investments	$6,198,184	$542,251,124	$-	$548,449,308
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$270,945,060	$-	$270,945,060
Money Market Funds	1,887,768	53,082,038	-	54,969,806
Total Investments	$1,887,768	$324,027,098	$-	$325,914,866
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$86,729,415	$-	$86,729,415
Money Market Funds	664,275	14,747,601	-	15,411,876
Total Investments	$664,275	$101,477,016	$-	$102,141,291
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$44,299,978	$-	$44,299,978
Money Market Funds	213,206	4,923,878	-	5,137,084
Total Investments	$213,206	$49,223,856	$-	$49,437,062
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$15,731,748	$-	$15,731,748
Money Market Funds	12,031	349,588	-	361,619
Total Investments	$12,031	$16,081,336	$-	$16,093,367

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,507,269	$-	$9,507,269
Money Market Funds	46,709	-	-	46,709
Total Investments	$46,709	$9,507,269	$-	$9,553,978